UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	American Skandia Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

AST JPMorgan International Equity

Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.4%
COMMON STOCK
Australia – 2.4%
BHP Billiton Ltd.	310,900	$3,233,874
News Corp. Ltd.	242,300	2,002,566
Woodside Petroleum Ltd.	149,800	2,115,896

		7,352,336

Belgium – 1.2%
Dexia	195,400	3,650,023

Brazil – 1.1%
Companhia Vale do Rio Doce [ADR]	147,414	3,312,393

Finland – 1.1%
Nokia OYJ	239,200	3,291,729

France – 12.1%
Axa SA	203,000	4,107,148
BNP Paribas SA	74,100	4,785,692
Compagnie de Saint-Gobain	102,000	5,235,869
Dassault Systemes SA	72,400	3,382,833
Imerys SA	50,000	3,325,467
Lafarge SA	32,800	2,869,975
Total SA	67,200	13,687,884

		37,394,868

Germany – 5.5%
BASF AG	41,700	2,457,511
Bayerische Motoren Werke AG	112,200	4,612,582
Deutsche Post AG	165,900	3,220,539
Schering AG	39,600	2,500,975
Siemens AG	58,200	4,279,975

		17,071,582

Hong Kong
Cheung Kong Holdings Ltd.	100	856

Ireland – 1.0%
Bank of Ireland	219,200	2,953,884

Italy – 3.8%
Eni SpA	527,300	11,814,559

Japan – 19.6%
Canon, Inc.	126,000	5,921,879
Chugai Pharmaceutical Co. Ltd.	134,700	1,942,007
Credit Saison Co. Ltd.	49,300	1,516,373
Daikin Industries Ltd.	77,000	1,861,861
Fanuc Ltd.	38,700	2,036,565
Honda Motor Co. Ltd.	110,700	5,363,498
Hoya Corp.	40,200	4,212,766
Kao Corp.	121,000	2,673,275
Matsushita Electric Industrial Co. Ltd.	165,000	2,202,196

Mitsubishi Corp.	209,000	2,258,486
Mitsubishi Tokyo Financial Group, Inc.	400	3,335,299
Nikko Cordial Corp.	589,000	2,388,813
Nintendo Co. Ltd.	19,200	2,348,283
Nippon Telegraph and Telephone Corp.	300	1,194,937
Nippon Unipac Holding	300	1,314,703
Nitto Denko Corp.	49,100	2,258,649
Secom Co. Ltd.	68,000	2,363,018
Sharp Corp.	138,000	1,898,181
Shin-Etsu Chemical Co. Ltd.	68,600	2,464,782
SMC Corp.	20,700	1,981,445
Sumitomo Corp.	429,000	3,191,762
Takefuji Corp.	29,250	1,871,002
Yamanouchi Pharmaceutical Co. Ltd.	120,700	3,898,671

		60,498,451

Korea – 2.0%
Posco [ADR]	52,100	1,971,985
Samsung Electronics Co. Ltd. [GDR]	14,500	2,883,630
SK Telecom Co. Ltd. [ADR]	68,600	1,334,270

		6,189,885

Mexico – 0.5%
Fomento Economico Mexicano SA de CV [ADR]	35,400	1,563,972

Netherlands – 6.0%
ABN AMRO Holding NV	207,700	4,718,167
Fortis Bank*	120,800	2,871,654
ING Groep NV	125,400	3,164,787
Koninklijke (Royal) Philips Electronics NV	129,600	2,968,172
Reed Elsevier NV	199,500	2,569,478
Wolters Kluwer NV	129,400	2,177,694

		18,469,952

Russia – 0.2%
Yukos [ADR]	42,200	676,888

Spain – 2.6%
Altadis SA	85,800	2,919,853
Banco Popular Espanol SA	90,600	5,034,397

		7,954,250

Sweden – 0.6%
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)*	627,000	1,946,403

Switzerland – 11.0%
Adecco SA	60,500	3,003,924
Holcim Ltd.	89,828	4,737,066
Nestle SA	20,000	4,580,764
Novartis AG	131,800	6,142,996
Roche Holding AG	55,900	5,774,886
UBS AG	93,100	6,553,607
Zurich Financial Services AG	22,000	3,136,062

		33,929,305

United Kingdom – 28.7%
Allied Domecq PLC	371,100	3,149,468
Aviva PLC	235,500	2,333,181
Barclays PLC	605,200	5,804,278
BG Group PLC	500,400	3,359,422

British Land Co. PLC	230,800	3,107,293
Centrica PLC	563,700	2,560,325
Compass Group PLC	349,300	1,393,736
GlaxoSmithKline PLC	409,500	8,825,494
HSBC Holdings PLC	629,500	10,009,937
InterContinental Hotels Group PLC	214,200	2,436,117
Kingfisher PLC	593,300	3,309,412
National Grid Transco PLC	389,000	3,282,025
Reckitt Benckiser PLC	131,400	3,219,493
Royal Bank of Scotland Group PLC	120,000	3,465,673
Schroder PLC	202,700	2,272,315
Standard Chartered PLC	175,900	3,019,094
Tesco PLC	1,241,100	6,406,279
Vodafone Group PLC	4,663,900	11,161,390
William Morrison Supermarkets PLC	1,381,000	4,810,584
Wolseley PLC	303,600	5,183,428

		89,108,944

TOTAL LONG-TERM INVESTMENTS — 99.4% (Cost $294,017,167(p))		307,180,280
Other Assets in Excess of Liabilities — 0.6%		1,818,490

Net Assets — 100.0%		$308,998,770

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2004 was as follows:

Industry
Financial-Bank & Trust	18.2%
Oil & Gas	11.1
Pharmaceuticals	9.4
Building Materials	8.6
Telecommunications	6.1
Electronic Components & Equipment	4.6
Insurance	4.1
Food	4.0
Automobile Manufacturers	3.2
Conglomerates	3.2
Financial Services	2.6
Retail & Merchandising	2.6
Chemicals	2.3
Business Services	2.1
Consumer Products & Services	1.9
Office Equipment	1.9
Metals & Mining	1.7
Printing & Publishing	1.6
Beverages	1.5
Medical Supplies & Equipment	1.4
Utilities	1.1
Transportation	1.0
Real Estate	1.0
Farming & Agriculture	0.9
Entertainment & Leisure	0.8
Hotels & Motels	0.8
Broadcasting	0.7
Machinery & Equipment	0.6
Paper & Forest Products	0.4

99.4
Other assets in excess of liabilities	0.6

Total	100.0%

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

EUR	Euro

GDR	Global Depository Receipt

The following annotations are used throughout the Schedule of Investments:

(p)	The United States federal income tax basis of the Fund’s investments was $294,818,168; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,362,112 (gross unrealized appreciation - $27,586,234; gross unrealized depreciation - $15,224,122). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at September 30, 2004:

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Oct 04	Buy	EUR	15,048,227	$135,887	$136,534	$647

AST William Blair International Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 96.7%
COMMON STOCK - 95.7%
Australia – 2.3%
Macquarie Bank Ltd.	698,200	$18,368,494
Toll Holdings Ltd.	1,071,700	8,981,615

		27,350,109

Austria – 1.7%
Erste Bank der Oesterreichischen Sparkassen AG	493,100	20,516,488

Canada – 8.3%
Alimentation Couche-Tard, Inc. (Class “B” Stock)*	207,700	4,964,581
Cognos, Inc.*	248,800	8,870,338
Manulife Financial Corp.	849,800	37,200,363
Precision Drilling Corp.*	159,100	9,130,760
Research in Motion Ltd.*	172,200	13,108,726
Research in Motion Ltd. [USD]*	34,860	2,661,212
Shoppers Drug Mart Corp.*	278,500	7,526,135
Suncor Energy, Inc.	452,300	14,438,718

		97,900,833

China – 1.6%
CNOOC Ltd.	35,838,500	18,728,001

France – 8.0%
Dassault Systemes SA	246,200	11,503,501
Dior, (Christian) SA	175,600	10,457,704
Hermes International Designs	84,700	16,063,702
Klepierre	31,101	2,248,125
LVMH Moet Hennessy Louis Vuitton SA	190,798	12,737,245
Sanofi-Synthelabo SA	567,000	41,126,250

		94,136,527

Germany – 7.5%
Bayerische Motoren Werke AG	602,400	24,764,876
Continental AG	318,940	17,338,389
Depfa Bank PLC	110,745	1,510,253
Puma AG Rudolf Dassler Sport	35,510	9,514,025
SAP AG	226,270	35,156,650

		88,284,193

Greece – 2.2%
Coca-Cola Hellenic Bottling Co. SA	354,500	7,634,640
EFG Eurobank Ergasias SA	384,000	9,013,973
National Bank of Greece SA	372,960	9,069,808

		25,718,421

Hong Kong – 5.1%
Esprit Holdings Ltd.	2,503,000	12,710,716
Li & Fung Ltd.	1,040,000	1,493,707
Standard Chartered PLC	2,002,330	34,367,378
Techtronic Industries Co. Ltd.	5,781,160	11,379,871

		59,951,672

India – 1.6%
HDFC Bank Ltd.	692,400	6,063,768
Infosys Technologies Ltd.	355,036	13,083,849

		19,147,617

Indonesia
PT Unilever Indonesia TBK	1,422,500	504,708

Ireland – 0.8%
Anglo Irish Bank Corp. PLC	513,922	9,459,620

Israel – 1.0%
Teva Pharmaceutical Industries Ltd. [ADR]	442,794	11,490,504

Italy – 1.7%
Banco Popolare di Verona e Novara Scrl	1,001,700	17,566,918
Merloni Elettrodomestici SpA	164,499	2,707,088

		20,274,006

Japan – 19.2%
Askul Corp.	105,500	6,566,529
Canon, Inc.	705,400	33,153,127
Denso Corp.	1,151,800	27,223,509
Fast Retailing Co. Ltd.	155,600	10,574,278
Hino Motors Ltd.	2,167,000	15,100,086
Hoya Corp.	177,200	18,569,705
Keyence Corp.	85,400	17,961,003
Nitto Denko Corp.	265,900	12,231,665
Orix Corp.	124,100	12,723,586
Sharp Corp.	1,542,100	21,211,483
Shinsei Bank Ltd.	709,000	4,297,165
SMC Corp.	141,800	13,573,379
Sumitomo Trust & Banking Co. Ltd.	2,885,000	17,066,824
Toto Ltd.	1,116,000	9,690,260
Yamada Denki Co. Ltd.	195,000	6,723,223

		226,665,822

Korea – 3.3%
Hyundai Motor Co. Ltd.	396,990	18,306,703
Samsung Electronics Co. Ltd.	50,880	20,237,117

		38,543,820

Mexico – 1.4%
America Movil (Class “L” Stock) [ADR]	89,840	3,506,455
Wal-Mart de Mexico SA de CV	3,689,900	12,507,313

		16,013,768

Norway – 2.1%
Statoil ASA	1,701,100	24,386,266

Russia – 0.5%
Mobile Telesystems [ADR]	39,018	5,657,220

South Africa – 1.4%
MTN Group Ltd.	302,990	1,442,186
Standard Bank Group Ltd.	1,866,600	14,676,232

		16,118,418

Spain – 1.0%
Grupo Ferrovial SA	251,100	11,211,631

Sweden – 3.2%
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)	12,199,870	37,872,182

Switzerland – 3.2%
Nestle SA	16,740	3,834,099
Serono SA (Class “B” Stock)	17,800	10,990,470
Synthes, Inc.*	24,000	2,613,918
UBS AG	283,460	19,953,660

		37,392,147

United Kingdom – 18.6%
BG Group PLC	5,369,300	36,046,656
British Sky Broadcasting Group PLC	212,290	1,841,048
Capita Group PLC	2,427,700	14,453,210
Carnival PLC	584,710	28,747,730
HSBC Holdings PLC	2,192,900	34,801,008
Man Group PLC	473,045	10,177,889
Next PLC	404,290	11,946,827
Reckitt Benckiser PLC	1,026,885	25,160,188
Smith & Nephew PLC	2,147,990	19,745,556
Tesco PLC	6,981,790	36,038,428

		218,958,540

TOTAL COMMON STOCK (Cost $991,415,625)		1,126,282,513

PREFERRED STOCK – 1.0%
Brazil
Banco Itau Holding Financeira SA (Cost $10,517,689)	109,940,000	12,170,693

TOTAL LONG-TERM INVESTMENTS — 96.7% (Cost $1,001,933,314(p))		1,138,453,206
Other Assets in Excess of Liabilities — 3.3%		38,445,989

Net Assets — 100.0%		$1,176,899,195

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

USD	United States Dollar

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.
(p)	The United States federal income tax basis of the Fund’s investments was $1,003,530,149; accordingly, net unrealized appreciation on investments for federal income tax purposes was $134,923,057 (gross unrealized appreciation - $147,406,521; gross unrealized depreciation - $12,483,464). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2004 was as follows:

Industry
Financial-Bank & Trust	17.9%
Oil & Gas	8.7
Pharmaceuticals	5.4
Retail & Merchandising	5.2
Electronic Components & Equipment	5.1
Automobile Manufacturers	4.9
Computer Services & Software	4.8
Telecommunications	4.1
Consumer Products & Services	3.9
Automotive Parts	3.8
Financial Services	3.5
Medical Supplies & Equipment	3.4
Food	3.4
Insurance	3.2
Office Equipment	2.8
Conglomerates	2.5
Entertainment & Leisure	2.4
Business Services	2.2
Clothing & Apparel	2.2
Machinery & Equipment	2.1
Computer Hardware	1.3
Construction	1.0
Chemicals	1.0
Transportation	0.8
Beverages	0.7
Real Estate	0.2
Broadcasting	0.2

96.7
Other assets in excess of liabilities	3.3

Total	100.0%

AST DeAM International Equity Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 96.0%
COMMON STOCK – 95.5%
Australia – 4.8%
Amcor Ltd.	61,436	$319,518
AMP Ltd.	42,833	193,292
Australia & New Zealand Banking Group Ltd.	41,136	566,736
BHP Billiton Ltd.	76,159	792,179
Coles Myer Ltd.	33,761	228,652
Commonwealth Bank of Australia	30,358	663,872
Foster’s Group Ltd.	81,574	279,486
Insurance Australia Group Ltd.	49,091	184,907
Macquarie Bank Ltd.	6,987	183,816
National Australia Bank Ltd.	36,615	715,565
News Corp. Ltd.	96,756	799,672
QBE Insurance Group Ltd.	24,957	236,816
Rinker Group Ltd.	26,848	167,830
Rio Tinto Ltd.	5,677	156,138
Stockland	63,833	263,091
Suncorp-Metway Ltd.	14,759	163,567
TABCORP Holdings Ltd.	25,655	283,393
Telstra Corp. Ltd.	49,776	167,657
Wesfarmers Ltd.	14,759	342,101
Westfield Group*	11,931	131,448
Westpac Banking Corp. Ltd.	43,610	560,070
Woodside Petroleum Ltd.	22,789	321,890
Woolworths Ltd.	25,031	246,947

		7,968,643

Austria – 0.2%
voestalpine AG	5,040	285,693

Belgium – 3.8%
Delhaize Group	16,330	1,037,421
Dexia	97,930	1,829,308
Fortis	84,750	2,016,780
Mobistar SA*	17,780	1,269,763
SA D’Ieteren NV	1,090	201,714

		6,354,986

Denmark – 1.0%
Carlsberg AS	1,145	49,304
Tele Danmark AS	27,763	982,335
Topdanmark AS*	10,911	701,104

		1,732,743

Finland – 2.0%
Fortum OYJ	84,760	1,184,313
Nokia OYJ	27,180	374,035
Rautaruukki OYJ	96,300	938,900
Wartsila OYJ (Class “B” Stock)	34,970	825,225

		3,322,473

France – 9.7%
Alcatel SA*	1,830	21,388
Axa SA	58,340	1,180,350
BNP Paribas SA	12,470	805,365
Carrefour SA	1,730	81,370
Compagnie de Saint-Gobain	930	47,739
Compagnie Generale des Establissements Michelin (Class “B” Stock)	17,040	866,021
Credit Agricole SA	40,270	1,098,341
Dior, (Christian) SA	9,910	590,181
Eiffage SA	9,250	790,412
Eramet SLN	2,110	167,720
France Telecom SA	42,580	1,060,864
Groupe Danone SA	1,720	135,224
LVMH Moet Hennessy Louis Vuitton SA	1,130	75,436
Sanofi-Synthelabo SA	23,276	1,688,280
Societe Generale (Class “A” Stock)	21,030	1,861,004
Suez SA	44,620	956,519
Total Gabon	150	71,726
Total SA	14,210	2,894,418
Vinci SA	20	2,301
Vivendi Universal SA*	64,440	1,651,117

		16,045,776

Germany – 5.1%
Adidas-Salomon AG	6,890	961,425
BASF AG	5,830	343,580
DaimlerChrysler AG	36,870	1,520,319
Deutsche Telekom AG	36,380	675,051
E.ON AG	15,280	1,127,283
IKB Deutsche Industriebank AG	9,950	236,902
Merck KGaA	23,320	1,333,482
RWE AG	1,680	80,291
SAP AG	2,580	400,867
Siemens AG	10,500	772,160
ThyssenKrup AG	51,950	1,012,352

		8,463,712

Hong Kong – 1.2%
Bank Of East Asia Ltd.	55,800	156,708
BOC Hong Kong Holdings Ltd.	85,500	156,241
Cheung Kong Holdings Ltd.	30,300	259,363
CLP Ltd.	32,100	183,592
Hang Seng Bank Ltd.	13,300	177,378
Hong Kong & China Gas Co. Ltd.	66,000	123,146
Hong Kong Electric Holdings Ltd.	11,500	51,026
Hutchison Whampoa Ltd.	62,100	485,775
Sun Hung Kai Properties Ltd.	29,900	281,820
Swire Pacific Ltd. (Class “A” Stock)	22,800	158,617

		2,033,666

Italy – 3.7%
Assicurazioni Generali SpA	770	21,164
Banca Intesa SpA	630	2,394

Buzzi Unicem SpA	45,220	597,579
Enel SpA	111,310	909,669
Eni SpA	81,420	1,824,277
Lottomatica SpA	39,290	1,086,739
Milano Assicurazioni SpA	85,740	360,999
Parmalat Finanziaria SpA*144A(cost $1,180,359; purchased 11/25/03) (g)	448,250	64,024
Telecom Italia Mobile SpA	72,180	389,072
Telecom Italia SpA	251,150	775,145
UniCredito Italiano SpA	28,390	143,158

		6,174,220

Japan – 22.2%
Acom Co. Ltd.	2,250	139,228
Advantest Corp.	2,500	148,573
Aeon Co. Ltd.	8,300	133,595
Aeon Co. Ltd. (Bonus Shares)*	6,600	105,154
Ajinomoto Co., Inc.	13,000	148,619
Asahi Breweries Ltd.	16,000	162,882
Asahi Glass Co. Ltd.	25,800	234,790
Asahi Kasei Corp.	44,000	190,029
Bank of Yokohama Ltd. (The)*	25,000	134,283
Bridgestone Corp.	13,000	241,210
Canon, Inc.	20,300	954,081
Central Japan Railway Co.	30	235,721
Chubu Electric Power Co., Inc.	18,800	397,441
Dai Nippon Printing Co. Ltd.	22,000	294,225
Daikin Industries Ltd.	6,000	145,080
Daiwa House Industry Co. Ltd.	22,000	214,980
Daiwa Securities Group, Inc.	39,000	246,990
Denso Corp.	11,700	276,537
Dentsu, Inc.	54	144,536
East Japan Railway Co.	73	377,535
Eisai Co. Ltd.	5,700	155,151
Fanuc Ltd.	4,000	210,498
Fuji Photo Film Co. Ltd.	10,700	351,440
Fujisawa Pharmaceutical Co. Ltd.	6,900	155,573
Fujitsu Ltd.	50,000	288,981
Hitachi Ltd.	103,200	623,610
Hokkaido Electric Power Co. Inc.	22,700	406,361
Honda Motor Co. Ltd.	14,200	688,001
Hoya Corp.	2,800	293,426
Ito-Yokado Co. Ltd.	8,300	284,662
Itochu Corp.	46,000	196,162
JFE Holdings, Inc.	11,600	330,481
Kansai Electric Power Co.	29,900	527,112
Kao Corp.	15,000	331,398
Keihin Electric Express Railway Co. Ltd.	73,100	413,867
Keyence Corp.	1,000	210,316
Kinki Nippon Railway Co. Ltd.	39,900	133,947
Kirin Brewery Co. Ltd.	24,300	209,895
Komatsu Ltd.	26,200	168,304
Konica Minolta Holdings, Inc.	12,500	170,916

Kubota Corp.	36,000	169,850
Kyocera Corp.	3,900	274,237
Kyushu Electric Power Co., Inc.	21,000	393,458
Marui Co. Ltd.	9,500	119,380
Matsushita Electric Industrial Co. Ltd.	53,000	707,372
Millea Holdings, Inc.	43	554,008
Mitsubishi Chemical Corp.	53,000	160,613
Mitsubishi Corp.	32,500	351,200
Mitsubishi Electric Corp.	51,900	246,280
Mitsubishi Estate Co. Ltd.	31,000	323,459
Mitsubishi Heavy Industries Ltd.	82,000	231,384
Mitsubishi Tokyo Financial Group, Inc.	96	800,472
Mitsui & Co. Ltd.	38,000	318,233
Mitsui Fudosan Co. Ltd.	22,000	228,753
Mitsui OSK Lines Ltd.	26,000	155,932
Mitsui Sumitomo Insurance Co. Ltd.	31,000	255,673
Mizuho Financial Group, Inc.	182	683,646
Murata Manufacturing Co. Ltd.	6,600	317,380
NEC Corp.	50,400	301,353
Nidec Corp.	1,200	121,290
Nikko Cordial Corp.	55,000	223,064
Nintendo Co. Ltd.	1,900	232,382
Nippon Express Co. Ltd.	29,000	140,507
Nippon Mitsubishi Oil Corp.	36,900	232,686
Nippon Steel Corp.	164,000	389,856
Nippon Telegraph and Telephone Corp.	140	557,637
Nippon Unipac Holding	42	184,058
Nissan Motor Co. Ltd.	57,100	621,694
Nitto Denko Corp.	5,800	266,806
Nomura Holdings, Inc.	53,000	680,443
NTT Data Corp.	46	121,036
NTT DoCoMo, Inc.	420	712,607
Odakyu Electric Railway Co. Ltd.	27,000	142,821
Oji Paper Co. Ltd.	29,000	163,925
Olympus Optical Co. Ltd.	6,000	115,683
Omron Corp.	7,200	159,071
Orix Corp.	2,200	225,559
Osaka Gas Co. Ltd.	42,000	114,322
Promise Co. Ltd.	2,600	170,086
Resona Holdings, Inc.	153,000	230,441
Ricoh Co. Ltd.	17,000	320,056
Rohm Co. Ltd.	3,200	321,698
Sankyo Co. Ltd.	7,300	154,326
Sanyo Electric Co. Ltd.	62,400	202,121
Secom Co. Ltd.	6,300	218,927
Sekisui House Ltd.	14,000	133,630
Seven-Eleven Japan Co. Ltd.	8,300	237,218
Sharp Corp.	29,000	398,893
Shin-Etsu Chemical Co. Ltd.	11,400	409,599
Shiseido Co. Ltd.	13,000	159,824
SMC Corp.	2,200	210,588
SoftBank Corp.	4,700	217,910

Sompo Japan Insurance, Inc.	22,000	186,436
Sony Corp.	22,200	757,356
Sumitomo Chemical Co. Ltd.	38,000	179,976
Sumitomo Corp.	31,000	230,640
Sumitomo Electric Industries Ltd.	20,400	181,021
Sumitomo Metal Industries Ltd.	120,000	142,630
Sumitomo Mitsui Financial Group, Inc.	110	628,771
Sumitomo Trust & Banking Co. Ltd.	36,000	212,966
T&D Holdings, Inc.	4,100	179,304
Takeda Chemical Industries Ltd.	16,000	725,854
TDK Corp.	3,300	219,770
The Shizouka Bank Ltd.	21,200	159,459
Tobu Railway Co. Ltd.	69,000	252,298
Tohoku Electric Power Co., Inc.	13,400	221,033
Tokyo Electric Power Co., Inc.	23,800	511,782
Tokyo Electron Ltd.	4,600	224,126
Tokyo Gas Co. Ltd.	61,200	217,114
Tokyu Corp.	37,000	168,525
Toppan Printing Co. Ltd.	26,700	261,876
Toray Industries, Inc.	39,000	180,465
Toshiba Corp.	84,300	309,772
Tostem Inax Holding Corp.	9,000	164,542
Toyota Industries Corp.	13,800	313,651
Toyota Motor Corp.	56,600	2,167,146
UFJ Holdings, Inc.	108	473,293
Wacoal Corp.	39,000	382,162
West Japan Railway Co.	41	159,960
Yahoo! Japan Corp.*	25	111,146
Yahoo! Japan Corp. (Bonus Shares)*	25	110,239
Yamanouchi Pharmaceutical Co. Ltd.	6,400	206,723
Yamato Transport Co. Ltd.	12,000	165,168

		36,864,241

Luxembourg – 0.1%
SES Global [FDR]	23,940	233,409

Netherlands – 5.1%
ABN AMRO Holding NV	19,350	439,560
Aegon NV	4,480	48,297
ASM Lithography Holding NV*	50,430	648,891
European Aeronautic Defence and Space Co.	53,690	1,422,353
Hunter Douglas NV	2,470	113,476
ING Groep NV	90,480	2,283,491
Koninklijke (Royal) Philips Electronics NV	14,000	320,636
Koninklijke Luchtvaart Maatschappij NV*	24,790	334,680
Royal Dutch Petroleum Co.	39,440	2,031,394
Stork NV	20,110	480,552
Unilever NV	6,190	356,109

		8,479,439

New Zealand – 0.1%
Telecom Corp. of New Zealand Ltd.	43,543	173,334

Norway – 1.3%
Statoil ASA	77,900	1,116,742
Storebrand ASA	36,120	272,315

Telenor ASA	112,090	853,393

		2,242,450

Portugal – 0.2%
Jeronimo Martins SGPS SA*	25,820	290,862

Singapore – 0.7%
DBS Group Holdings Ltd.	25,700	244,239
Oversea-Chinese Banking Corp. Ltd.	26,600	221,193
Singapore Press Holdings Ltd.	46,500	130,916
Singapore Telecommunications Ltd.*	167,064	232,199
United Overseas Bank Ltd.	34,600	281,551

		1,110,098

Spain – 3.5%
Amadeus Global Travel Distribution SA (Class “A” Stock)	231,030	1,827,810
Banco Bilbao Vizcaya Argentaria SA	109,480	1,506,599
Banco Santander Central Hispano SA	136,720	1,334,682
Repsol YPF SA	6,410	140,755
Telefonica SA	71,640	1,072,175

		5,882,021

Sweden – 3.7%
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)*	760,080	2,359,525
Foreningsparbanken AB	76,120	1,584,047
Skanska AB	123,830	1,288,443
Volvo AB (Class “B” Stock)	27,060	955,251

		6,187,266

Switzerland – 7.4%
Charles Voegele Holding AG	3,915	134,189
Credit Suisse Group	54,664	1,744,503
Georg Fisher AG	1,537	382,804
Nestle SA	6,945	1,590,670
Novartis AG	42,938	2,001,275
Roche Holding AG	25,226	2,606,032
Swisscom AG	2,779	963,648
The Swatch Group AG	17,375	477,962
UBS AG	16,706	1,175,989
Vontobel Holding AG	6,882	142,468
Zurich Financial Services AG	7,042	1,003,825

		12,223,365

United Kingdom – 19.7%
Arriva PLC	107,375	864,643
AstraZeneca PLC	21,190	868,505
Barclays PLC	104,760	1,004,719
BG Group PLC	23,550	158,102
BHP Billiton PLC	72,520	763,099
BP PLC	400,070	3,818,842
Brambles Industries	281,080	1,305,912
British Airways PLC*	253,750	952,791
British American Tobacco PLC	113,930	1,651,369
British Sky Broadcasting Group PLC	1,750	15,177
BT Group PLC	49,100	159,707
Daily Mail & General Trust PLC	62,700	815,207
Davis Service Group PLC	78,350	524,583

Diageo PLC	39,390	491,823
GlaxoSmithKline PLC	106,010	2,284,715
GUS PLC	4,220	68,727
HBOS PLC	58,910	795,246
HSBC Holdings PLC	237,870	3,774,962
Imperial Tobacco Group PLC	2,760	60,132
Lloyds TSB Group PLC	55,440	432,890
Luminar PLC	13,600	112,714
Pilkington PLC	330,540	541,310
Reckitt Benckiser PLC	36,220	887,443
Reuters Group PLC	223,850	1,261,794
Rexam PLC	121,090	927,972
Royal Bank of Scotland Group PLC	77,740	2,245,178
SABMiller PLC	139,310	1,838,997
Shell Transport & Trading Co. PLC	120,560	884,642
Tesco PLC	116,840	603,102
Unilever PLC	18,640	151,702
Vodafone Group PLC	1,020,200	2,441,487

		32,707,492

TOTAL COMMON STOCK (Cost $147,675,722)		158,775,889

PREFERRED STOCK – 0.5%
Germany
Porsche AG (Cost $770,625)	1,180	766,740

RIGHT
Hong Kong
Hutchison Whampoa Ltd.*(o) (Cost $0)	895	0

TOTAL LONG-TERM INVESTMENTS (Cost $148,446,347)		159,542,629

	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS – 0.6%
U.S. Government Agency Obligations
U.S. Treasury Bill
1.41%, 10/28/04(k)(n) (Cost $1,048,890)	$1,050	1,048,825

Total Investments — 96.6% (Cost $149,495,237 (p))		160,591,454
Other Assets in Excess of Liabilities — 3.4%		5,659,497

Net Assets — 100.0%		$166,250,951

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2004 was as follows:

Industry
Financial- Bank & Trust	18.9%
Telecommunications	9.4
Oil & Gas	9.1
Pharmaceuticals	7.3
Insurance	4.6
Automobile Manufacturers	4.0
Utilities	3.5
Transportation	3.0
Electronic Components & Equipment	2.9
Food	2.8
Metals & Mining	2.5
Conglomerates	2.3
Broadcasting	2.2
Beverages	1.8
Diversified	1.8
Airlines	1.7
Consumer Products & Services	1.6
Retail & Merchandising	1.3
Automotive Parts	1.1
Building Materials	1.1
Business Services	1.1
Construction	1.1
Financial Services	1.1
Entertainment & Leisure	1.0
Farming & Agriculture	1.0
Chemicals	0.9
Clothing & Apparel	0.9
Machinery & Equipment	0.9
Real Estate	0.9
Containers & Packaging	0.8
Office Equipment	0.8
Semiconductors	0.7
Printing & Publishing	0.6
Short-Term Investments	0.6
Computer Hardware	0.3
Internet Services	0.3
Computer Services & Software	0.2
Medical Supplies & Equipment	0.2
Paper & Forest Products	0.2
Advertising	0.1

96.6
Other assets in excess of liabilities	3.4

Total	100.0%

The following abbreviations are used throughout the Schedule of Investments:

EUR	Euro

FDR	Fiduciary Depository Receipt

GBP	British Pound

JPY	Japanese Yen

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,180,359. The aggregate value, $64,024 represents 0.04% of net assets.
(k)	Securities with an aggregate market value of $1,048,825 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at September 30, 2004	Unrealized Appreciation (Depreciation)
Long Positions:
69	DJ Euro STOXX 50 Index	Dec 04	$2,377,630	$2,342,135	$(35,495)
25	FTSE 100 Index	Dec 04	2,075,640	2,082,806	7,166
8	S&P ASX 200 Index	Dec 04	524,999	532,976	7,977
17	TOPIX Index	Dec 04	1,749,116	1,700,540	(48,576)

					$(68,928)

(n)	Rates shown are the effective yields at purchase date.
(o)	Indicates a fair valued security.
(p)	The United States federal income tax basis of the Fund’s investments was $150,047,553; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,543,901 (gross unrealized appreciation - $14,974,322; gross unrealized depreciation - $4,430,421). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at September 30, 2004:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Dec 04	Buy	EUR	3,286,844	$4,034,458	$4,084,665	$50,207
Dec 04	Buy	GBP	1,127,601	2,015,441	2,030,021	14,580
Dec 04	Buy	JPY	294,904,074	1,903,722	1,905,779	2,057

				$7,953,621	$8,020,465	$66,844

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Dec 04	Sell	EUR	498,000	$609,246	$618,880	$(9,634)
Dec 04	Sell	GBP	167,000	298,462	300,651	(2,189)
Dec 04	Sell	JPY	31,426,000	285,458	287,101	(1,643)

				$1,193,166	$1,206,632	$(13,466)

						$53,378

AST MFS Global Equity Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 97.0%
COMMON STOCK
Australia – 1.9%
News Corp. Ltd.	179,946	$1,487,222
QBE Insurance Group Ltd.	114,763	1,088,983

		2,576,205

Austria – 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	30,770	1,280,252

Brazil – 0.4%
Brasil Telecom Participacoes SA [ADR]	16,290	527,796

Canada – 2.3%
BCE, Inc.	30,139	648,957
Canadian National Railway Co.	20,991	1,018,064
EnCana Corp.	30,190	1,391,953

		3,058,974

France – 9.2%
Axa SA	83,500	1,689,393
Business Objects SA*	26,390	609,643
L’ Air Liquide SA	19,378	3,039,749
Sanofi-Synthelabo SA	31,870	2,311,629
Schneider Electric SA	15,478	1,000,596
Total SA	10,580	2,155,027
Veolia Environnement	49,770	1,432,244

		12,238,281

Germany – 2.0%
Bayerische Motoren Werke AG	32,580	1,339,375
Schering AG	21,250	1,342,064

		2,681,439

Hong Kong – 0.5%
Esprit Holdings Ltd.	143,500	728,721

Ireland – 0.5%
Irish Life & Permanent PLC	41,660	672,645

Italy – 1.0%
Riunione Adriatica di Sicurta SPA	66,450	1,276,758

Japan – 9.3%
Bridgestone Corp.	69,000	1,280,270
Canon, Inc.	43,000	2,020,958
Chugai Pharmaceutical Co. Ltd.	60,700	875,129
KDDI Corp.	243	1,179,558
Nintendo Co. Ltd.	5,800	709,377
Nitto Denko Corp.	30,900	1,421,430
NOK Corp.	23,000	705,349
Sekisui Chemical Co. Ltd.	75,000	517,171
Tokyo Broadcasting System, Inc.	44,300	690,938
Tokyo Gas Co. Ltd.	188,000	666,951
Toray Industries, Inc.	142,000	657,079

Toyota Motor Corp.	33,700	1,290,333
Yamaha Corp.	21,800	331,703

		12,346,246

Korea – 2.2%
Samsung Electronics Co. Ltd.	4,640	1,845,523
Samsung SDI Co. Ltd.	11,030	1,087,195

		2,932,718

Netherlands – 1.0%
Reed Elsevier NV	99,070	1,275,981

Singapore – 2.3%
DBS Group Holdings Ltd.	134,500	1,278,213
Singapore Telecommunications Ltd.*	707,357	983,141
United Overseas Bank Ltd.	104,000	846,282

		3,107,636

Spain – 3.6%
Banco Bilbao Vizcaya Argentaria SA	105,820	1,456,233
Iberdrola SA	66,150	1,372,049
Telefonica SA	131,296	1,964,996

		4,793,278

Sweden – 5.2%
Atlas Copco AB (Class “A” Stock)	42,630	1,639,570
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)*	461,740	1,433,384
Hennes & Mauritz AB (Class “B” Stock)	55,190	1,519,958
Sandvik AB	68,880	2,379,512

		6,972,424

Switzerland – 7.2%
Credit Suisse Group	37,750	1,204,723
Nestle SA	5,663	1,297,043
Novartis AG	29,750	1,386,602
Roche Holding AG	25,330	2,616,778
Syngenta AG	7,406	705,785
Synthes, Inc.	2,980	324,562
UBS AG	29,636	2,086,173

		9,621,666

United Kingdom – 15.1%
Amvescap PLC	218,110	1,179,117
AstraZeneca PLC	36,190	1,483,304
BOC Group PLC	97,190	1,554,702
BP PLC	147,190	1,404,993
British Sky Broadcasting Group PLC	68,870	597,263
Diageo PLC	171,866	2,145,915
Kingfisher PLC	381,734	2,129,302
Next PLC	40,630	1,200,622
Reckitt Benckiser PLC	176,940	4,335,289
Royal Bank of Scotland Group PLC	32,057	925,826
Vodafone Group PLC	725,144	1,735,375
William Hill PLC	155,190	1,498,206

		20,189,914

United States – 32.3%
Accenture Ltd. (Class “A” Stock)*	86,830	2,348,751
Air Products & Chemicals, Inc.	24,750	1,345,905

American Express Co.	55,810	2,871,982
Burlington Northern Santa Fe Corp.	30,380	1,163,858
Caremark Rx, Inc.*	45,237	1,450,738
Citigroup, Inc.	45,700	2,016,284
Dell, Inc.*	59,080	2,103,248
Dentsply Corp.	16,830	874,150
DST Systems, Inc.*	36,720	1,632,938
EOG Resources, Inc.	10,020	659,817
Fisher Scientific International, Inc.*	32,060	1,870,060
Genzyme Corp.*	32,290	1,756,899
Janus Capital Group, Inc.	40,080	545,489
Johnson & Johnson	46,750	2,633,427
Lincare Holdings, Inc.*	23,060	685,113
MBNA Corp.	55,390	1,395,828
Medtronic, Inc.	21,510	1,116,369
Microsoft Corp.	53,300	1,473,745
Noble Drilling Corp.*	39,170	1,760,692
OTP Bank [GDR]	22,300	997,914
PepsiCo, Inc.	18,600	904,890
Praxair, Inc.	31,570	1,349,302
Symantec Corp.*	13,330	731,550
The Home Depot, Inc.	27,700	1,085,840
Thermo Electron Corp.*	48,260	1,303,985
Time Warner, Inc.*	100,710	1,625,459
TJX Cos., Inc.	97,410	2,146,916
Union Pacific Corp.	11,480	672,728
Viacom, Inc. (Class “B” Stock)	49,610	1,664,912
Waters Corp.*	19,310	851,571

		43,040,360

TOTAL LONG-TERM INVESTMENTS (Cost $115,707,695)		129,321,294

	Principal Amount (000)
SHORT-TERM INVESTMENT – 2.8%
U.S. Government Agency Obligation
Federal Home Loan Banks
1.65%, 10/01/04 (Cost $3,757,000)	$3,757	3,757,000

Total Investments — 99.8% (Cost $119,440,702(p))		133,078,294
Other Assets in Excess of Liabilities — 0.2%		274,174

Net Assets — 100.0%		$133,352,468

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2004 was as follows:

Industry
Pharmaceuticals	9.9%
Financial-Bank & Trust	7.5
Chemicals	7.1
Financial Services	6.5
Telecommunications	6.4
Retail & Merchandising	6.1
Oil & Gas	6.0
Electronic Components & Equipment	5.5
Consumer Products & Services	5.2
Broadcasting	4.4
Machinery & Equipment	3.8
Insurance	3.0
Computer Hardware	2.8
Short-Term Investments	2.8
Beverages	2.3
Transportation	2.1
Utilities	2.1
Automobile Manufacturers	2.0
Business Services	1.8
Entertainment & Leisure	1.7
Medical Supplies & Equipment	1.7
Computer Services & Software	1.6
Automotive Parts	1.5
Office Equipment	1.5
Printing & Publishing	1.1
Food	1.0
Clothing & Apparel	0.5
Conglomerates	0.5
Healthcare Services	0.5
Internet Services	0.5
Construction	0.4

99.8
Other assets in excess of liabilities	0.2

Total	100.0%

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

GDR	Global Depository Receipt

JPY	Japanese Yen

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(p)	The United States federal income tax basis of the Fund’s investments was $120,065,855; accordingly, net unrealized appreciation on investments for federal income tax purposes was $13,012,439 (gross unrealized appreciation - $14,822,507; gross unrealized depreciation - $1,810,068). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at September 30, 2004:

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Oct 04	Buy	JPY	32,199,552	$289,741	$292,150	$2,409

AST State Street Research Small-Cap Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.9%
COMMON STOCK
Broadcasting – 3.2%
Citadel Broadcasting Co.*	194,900	$2,498,618
Entravision Communications Corp. (Class “A” Stock)*	168,900	1,285,329
Radio One, Inc. (Class “D” Stock)*	211,300	3,006,799

		6,790,746

Building Materials – 1.3%
Trex Co., Inc.*	62,700	2,776,356

Business Services – 4.4%
Corporate Executive Board Co.(a)	26,600	1,628,984
LECG Corp.*	130,600	2,208,446
Phase Forward*(a)	127,400	1,052,324
Resources Connection, Inc.*	121,000	4,571,380

		9,461,134

Clothing & Apparel – 0.9%
Pacific Sunwear of California, Inc.*	92,600	1,949,230

Computer Hardware – 0.6%
Mobility Electronics, Inc.*	160,000	1,318,400

Computer Services & Software – 5.7%
Activision, Inc.*	106,300	1,474,381
Anteon International Corp.*	81,800	2,997,970
CACI International, Inc. (Class “A” Stock)*	40,400	2,132,312
Cerner Corp.*(a)	28,800	1,245,888
Epicor Software Corp.*	96,700	1,163,301
Hyperion Solutions Corp.*(a)	22,800	774,972
Quest Software, Inc.*	78,700	875,144
SkillSoft PLC [ADR] (Ireland)*	131,400	879,066
Sybase, Inc.*	51,100	704,669

		12,247,703

Consumer Products & Services – 0.7%
Aaron Rents, Inc.	65,550	1,426,368

Electronic Components & Equipment – 2.9%
ESCO Technologies, Inc.*	34,700	2,351,272
Harman International Industries, Inc.	35,900	3,868,225

		6,219,497

Entertainment & Leisure – 9.7%
Alliance Gaming Corp.*	132,200	1,990,932
Boyd Gaming Corp.	172,500	4,855,875
Pinnacle Entertainment, Inc.*	300,200	4,142,760
Shuffle Master, Inc.*(a)	69,700	2,610,962
Station Casinos, Inc.	95,900	4,702,936
WMS Industries, Inc.*(a)	86,200	2,214,478

		20,517,943

Exchange Traded Funds – 4.5%
iShares Russell 2000 Index Fund	84,853	9,660,514

Financial - Bank & Trust – 3.5%
East West Bancorp, Inc.	44,300	1,488,037
Southwest Bancorporation of Texas, Inc.	147,800	2,976,692
UCBH Holdings, Inc.	78,300	3,059,181

		7,523,910

Financial Services – 6.0%
Affiliated Managers Group, Inc.*(a)	92,100	4,931,034
Capital Source, Inc.*(a)	116,100	2,593,674
Collegiate Funding Services*	136,200	1,710,672
Nelnet, Inc. (Class “A” Stock)*	83,000	1,857,540
South Financial Group, Inc.	59,800	1,686,360

		12,779,280

Healthcare Services – 9.9%
Amedisys, Inc.*	45,300	1,356,735
AmSurg Corp.*(a)	150,500	3,187,590
Community Health Systems, Inc.*	108,700	2,900,116
Cooper Companies, Inc.	28,500	1,953,675
LifePoint Hospitals, Inc.*(a)	124,900	3,748,249
Psychiatric Solutions, Inc.*	144,200	3,655,470
United Surgical Partners International, Inc.*	122,400	4,204,440

		21,006,275

Insurance – 1.0%
Bristol West Holdings, Inc.	124,100	2,127,074

Internet Services – 4.7%
Ask Jeeves, Inc.*(a)	126,900	4,150,899
Autobytel, Inc.*	272,400	2,443,428
Avocent Corp.*	37,600	978,728
eCollege.com, Inc.*	88,599	854,980
Jupitermedia Corp.*	84,200	1,498,760
Opsware, Inc.*	25,300	141,933

		10,068,728

Medical Supplies & Equipment – 8.5%
Advanced Medical Optics, Inc.*	54,800	2,168,436
Animas Corp.*	94,900	1,527,890
Cutera, Inc.*	145,850	1,645,188
Cyberonics, Inc.*(a)	46,700	955,482
Inamed Corp.*	59,300	2,826,831
Invitrogen Corp.*(a)	27,000	1,484,730
LCA-Vision, Inc.	72,600	1,872,354
Martek Biosciences Corp.*(a)	29,800	1,449,472
Protein Design Labs, Inc.*	51,100	1,000,538
Respironics, Inc.*	42,000	2,244,480
Wright Medical Group, Inc.*	43,100	1,082,672

		18,258,073

Metals & Mining – 2.1%
Arch Coal, Inc.	64,400	2,285,556
CONSOL Energy, Inc.	61,800	2,156,202

		4,441,758

Oil & Gas – 3.2%
Cal Dive International, Inc.*(a)	24,000	854,880
Newpark Resources, Inc.*	351,000	2,106,000

Patterson-UTI Energy, Inc.(a)	76,900	1,466,483
Pride International, Inc.*	116,800	2,311,472

		6,738,835

Personal Services – 1.5%
Laureate Education, Inc.*	84,900	3,159,978

Pharmaceuticals – 5.6%
Abgenix, Inc.*	146,700	1,446,462
Alkermes, Inc.*	187,900	2,168,366
Covance, Inc.*	61,300	2,450,161
Dyax Corp.*	153,100	1,169,684
ICOS Corp.*(a)	154,600	3,732,044
MGI Pharma, Inc.*	36,700	979,523

		11,946,240

Retail & Merchandising – 4.5%
AnnTaylor Stores Corp.*	75,000	1,755,000
Chico’s FAS, Inc.*	35,400	1,210,680
Cost Plus, Inc.*	43,800	1,549,644
Guitar Center, Inc.*	36,100	1,563,130
Linens ‘n Things, Inc.*	58,800	1,362,396
West Marine, Inc.*	56,200	1,201,556
Williams-Sonoma, Inc.*(a)	28,300	1,062,665

		9,705,071

Semiconductors – 7.9%
ATMI, Inc.*	68,500	1,402,880
Cree, Inc.*(a)	58,800	1,795,164
Cymer, Inc.*	45,100	1,292,566
Emulex Corp.*	126,800	1,460,736
Genesis Microchip, Inc. (Canada)*	40,100	541,350
Helix Technology Corp.	95,900	1,303,761
Lam Research Corp.*	28,400	621,392
Mattson Technology, Inc.*	127,900	983,551
Micrel, Inc.*	72,900	758,889
Microsemi Corp.*	100,500	1,417,050
NVIDIA Corp.*	113,200	1,643,664
O2Micro International Ltd.*	106,500	1,143,810
Power Integrations, Inc.*	54,900	1,121,607
Silicon Laboratories, Inc.*	44,700	1,479,123

		16,965,543

Telecommunications – 6.6%
Aeroflex, Inc.*	131,200	1,386,784
American Tower Corp. (Class “A” Stock)*(a)	302,200	4,638,770
Anaren, Inc.*	134,400	1,809,024
Polycom, Inc.*	182,500	3,617,150
Western Wireless Corp. (Class “A” Stock)*	105,200	2,704,692

		14,156,420

TOTAL LONG-TERM INVESTMENTS (Cost $212,433,208)		211,245,076

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 23.6%
Certificates of Deposit – 0.8%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$1,522	1,521,464
1.80%, 10/25/04 (b)	229	228,620
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	6	6,012

		1,756,096

Commercial Paper – 6.8%
General Electric Capital Corp.
1.65%, 10/01/04	4,402	4,402,000
1.65%, 10/07/04	5,071	5,069,605
IBM Corp.
1.71%, 10/04/04	3,665	3,664,478
UBS Finance, Inc.
1.88%, 10/01/04	1,481	1,481,000

		14,617,083

Corporate Obligations – 5.9%
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	4,255	4,254,746
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	2,233	2,233,199
Morgan Stanley
1.955%, 10/01/04 (b) (c)	1,544	1,543,823
Natexis Banque
1.975%, 10/01/04 (b)(c)	2,569	2,568,506
Societe Generale
1.95%, 10/01/04 (b) (c)	2,081	2,080,809

		12,681,083

Time Deposit – 0.3%
UBS Bank
1.98%, 10/01/04 (b)	701	701,211

	Shares
Non-Registered Investment Company – 9.8%
BlackRock Institutional Money Market Trust(b) (j)	20,705,598	20,705,598

TOTAL SHORT-TERM INVESTMENTS (Cost $50,461,071)		50,461,071

Total Investments — 122.5% (Cost $262,894,279 (p))		261,706,147
Liabilities in Excess of Other Assets — (22.5)%		(48,110,296)

Net Assets — 100.0%		$213,595,851

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $34,632,005; cash collateral of $35,843,988 was received with which the portfolio purchased securities.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $266,300,441; accordingly, net unrealized depreciation on investments for federal income tax purposes was $4,594,294 (gross unrealized appreciation - $6,488,769; gross unrealized depreciation - $11,083,063). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST DeAM Small Cap Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 96.4%
COMMON STOCK
Advertising – 0.3%
ADVO, Inc.	32,300	$999,362

Aerospace – 1.9%
Orbital Sciences Corp.*	192,000	2,192,640
Teledyne Technologies, Inc.*	138,800	3,475,552
United Industrial Corp.	12,900	424,281

		6,092,473

Airlines – 1.0%
ExpressJet Holdings, Inc.*	215,500	2,157,155
Pinnacle Airlines Corp.*	97,800	987,780

		3,144,935

Automobile Manufacturers – 0.8%
A.S.V., Inc.*	23,700	887,091
Monaco Coach Corp.	81,000	1,753,650

		2,640,741

Automotive Parts – 0.3%
Pep Boys - Manny, Moe & Jack, Inc.	60,200	842,800

Building Materials – 0.4%
Drew Industries, Inc.*	9,500	340,575
NCI Building Systems, Inc.*	24,100	768,790
SCP Pool Corp.	8,700	232,638

		1,342,003

Business Services – 3.2%
CoStar Group, Inc.*	17,100	841,149
DiamondCluster International, Inc.*	29,700	362,340
Dionex Corp.*	30,400	1,662,880
Gartner, Inc. (Class “A” Stock)*(a)	25,000	292,250
LECG Corp.*	46,000	777,860
Navigant Consulting, Inc.*	113,700	2,496,852
PDI, Inc.*	68,000	1,835,320
Pre-Paid Legal Services, Inc.*(a)	37,200	955,296
TeleTech Holdings, Inc.*(a)	38,200	360,608
Ventiv Health, Inc.*	33,700	571,215

		10,155,770

Cable Television – 0.4%
Insight Communications Co., Inc. (Class “A” Stock)*	56,300	495,440
Mediacom Communications Corp.*	125,500	819,515

		1,314,955

Chemicals – 2.4%
Airgas, Inc.	34,100	820,787
Georgia Gulf Corp.	87,350	3,894,937
Hercules, Inc.*(a)	16,900	240,825
IMC Global, Inc.(a)	52,700	916,453
MacDermid, Inc.	64,400	1,865,024

		7,738,026

Clothing & Apparel – 1.4%
Guess, Inc.*	36,900	657,189
J. Jill Group, Inc.*	148,800	2,953,680
Wolverine World Wide, Inc.	29,200	735,840

		4,346,709

Computer Hardware – 0.4%
Dot Hill Systems Corp.*	133,500	1,070,670
Mercury Computer Systems, Inc.*	11,000	296,120

		1,366,790

Computer Services & Software – 8.5%
ANSYS, Inc.*	18,500	920,005
Aspen Technology, Inc.*	260,400	1,820,196
Cerner Corp.*(a)	77,300	3,343,997
Concur Technologies, Inc.*	16,500	173,085
Embarcadero Technologies, Inc.*	44,600	377,316
Epicor Software Corp.*	31,900	383,757
FileNET Corp.*(a)	98,400	1,718,064
Hyperion Solutions Corp.*(a)	50,200	1,706,298
Kronos, Inc.*	58,150	2,575,464
Macrovision Corp.*	20,200	486,416
MatrixOne, Inc.*	143,100	724,086
Micromuse, Inc.*	57,900	213,072
Micros Systems, Inc.*	11,000	550,770
MicroStrategy, Inc. (Class “A” Stock)*	53,000	2,177,770
Netegrity, Inc.*	83,400	626,334
Open Solutions, Inc.*	16,200	404,514
Perot Systems Corp.*	16,600	266,596
Progress Software Corp.*	37,000	736,300
Quest Software, Inc.*	104,100	1,157,592
SRA International, Inc. (Class “A” Stock)*	1,200	61,872
SS&C Technologies, Inc.	135,350	2,643,385
THQ, Inc.*	39,100	760,886

Transaction Systems Architects, Inc. (Class “A” Stock)*	77,800	1,445,913
Websense, Inc.*	34,500	1,437,615

		26,711,303

Consumer Products & Services – 2.4%
Aaron Rents, Inc.	123,950	2,697,152
Blyth, Inc.	23,400	723,060
Coinstar, Inc.*	76,900	1,791,770
Nu Skin Enterprises, Inc. (Class “A” Stock)(a)	36,400	855,764
Viisage Technology, Inc.*	254,900	1,465,675

		7,533,421

Containers & Packaging – 0.9%
Silgan Holdings, Inc.	64,300	2,977,090

Electronic Components & Equipment – 4.7%
Advanced Energy Industries, Inc.*	90,800	843,532
BEI Technologies, Inc.	90,200	2,471,480
Harmonic, Inc.*	242,200	1,610,630
Littelfuse, Inc.*	97,100	3,352,863
Microtune, Inc.*	43,900	231,792
Rayovac Corp.*	36,700	967,045

Sonic Solutions, Inc.*	125,300	2,044,896
Varian, Inc.*	83,900	3,177,293
Vicor Corp.	28,600	289,146

		14,988,677

Entertainment & Leisure – 2.2%
Alliance Gaming Corp.*(a)	108,200	1,629,492
Ameristar Casinos, Inc.	101,800	3,079,450
Argosy Gaming Co.*	37,700	1,477,840
RC2 Corp.*	15,500	509,950
Winnebago Industries, Inc.	5,100	176,664

		6,873,396

Environmental Services – 0.6%
Casella Waste Systems, Inc.*	39,100	462,944
Waste Connections, Inc.*	44,550	1,411,344

		1,874,288

Equipment Services – 0.7%
Global Imaging Systems, Inc.*	69,200	2,150,736

Financial - Bank & Trust – 5.7%
Accredited Home Lenders Holding Co.*	51,200	1,972,224
East West Bancorp, Inc.	110,200	3,701,618
First Midwest Bancorp, Inc.	8,400	290,304
Flagstar Bancorp, Inc.	75,900	1,615,152
Independent Bank Corp.	35,367	954,909
Pacific Capital Bancorp	27,633	817,384
R&G Financial Corp. (Class “B” Stock)	97,800	3,779,970
Silicon Valley Bancshares*(a)	37,600	1,397,592
Southwest Bancorporation of Texas, Inc.	27,000	543,780
Texas Regional Bancshares, Inc. (Class “A” Stock)	59,580	1,852,342
Wintrust Financial Corp.	19,100	1,094,048

		18,019,323

Financial Services – 1.3%
Euronet Worldwide, Inc.*	13,700	256,464
New Century Financial Corp.*(a)	65,400	3,938,388

		4,194,852

Food – 0.3%
Wild Oats Markets, Inc.*	123,100	1,063,584

Furniture – 0.7%
Tempur-Pedic International, Inc.*	141,900	2,127,081

Healthcare Services – 4.9%
Allscripts Healthcare Solutions*	57,100	513,900
Amedisys, Inc.*	104,200	3,120,790
America Service Group, Inc.*	19,600	804,384
Apria Healthcare Group, Inc.*(a)	86,400	2,354,400
deCODE genetics, Inc.*	57,300	431,469
NDCHealth Corp.(a)	14,000	224,700
Pediatrix Medical Group, Inc.*	10,000	548,500
Psychiatric Solutions, Inc.*	35,900	910,065
Sierra Health Services, Inc.*(a)	70,500	3,379,065
United Surgical Partners International, Inc.*	94,200	3,235,770

		15,523,043

Industrial Products – 0.6%
Ceradyne, Inc.*	42,800	1,879,348

Insurance – 1.1%
Philadelphia Consolidated Holdings Corp.*	48,500	2,673,320
Zenith National Insurance Corp.	16,800	710,808

		3,384,128

Internet Services – 4.7%
CNET Networks, Inc.*	105,600	966,240
Cybersource Corp.*	99,200	479,136
Digi International, Inc.*	26,300	300,609
Digital Insight Corp.*	59,100	805,533
Digital River, Inc.*	40,700	1,212,046
EarthLink, Inc.*(a)	145,500	1,498,650
eResearch Technology, Inc.*	99,950	1,332,334
eSPEED, Inc. (Class “A” Stock)*	55,600	546,548
F5 Networks, Inc.*(a)	50,800	1,547,368
InfoSpace, Inc.*(a)	21,100	999,929
Openwave Systems, Inc.*	99,300	875,826
Priceline.com, Inc.*(a)	37,683	835,432
RSA Security, Inc.*(a)	72,400	1,397,320
S1 Corp.*	29,700	237,006
Sohu.com, Inc.*	54,300	903,009
WebEx Communications, Inc.*	39,100	853,162

		14,790,148

Machinery & Equipment – 3.0%
Cognex Corp.	57,800	1,514,360
Manitowoc Co., Inc. (The)	9,700	343,962
Middleby Corp.	43,900	2,311,335
Nordson Corp.	34,900	1,198,117
Terex Corp.*(a)	72,400	3,142,160
Toro Co. (The)(a)	13,600	928,880

		9,438,814

Medical Supplies & Equipment – 6.6%
Align Technology, Inc.*	135,800	2,075,024
Cypress Bioscience, Inc.*	28,500	332,595
Digene Corp.*	61,700	1,601,732
Haemonetics Corp.*	26,900	883,396
Immucor, Inc.*	105,550	2,612,363
Integra LifeSciences Holdings Corp.*(a)	88,000	2,825,680
Kensey Nash Corp.*	6,500	170,235
Merit Medical Systems, Inc.*	71,022	1,073,142
PolyMedica Corp.(a)	9,800	301,840
Serologicals Corp.*	99,200	2,314,336
Sybron Dental Specialties, Inc.*	39,100	1,160,879
Ventana Medical Systems, Inc.*	68,800	3,470,272
VISX, Inc.*	36,600	753,960
Wright Medical Group, Inc.*	56,000	1,406,720

		20,982,174

Metals & Mining – 1.6%
Century Aluminum Co.*	55,500	1,539,015
Steel Dynamics, Inc.	92,200	3,560,764

		5,099,779

Office Equipment – 0.3%
Imagistics International, Inc.*	24,400	819,840

Oil & Gas – 5.5%
Cabot Oil & Gas Corp.	21,700	974,330
Comstock Resources, Inc.*	163,800	3,426,696
Denbury Resources, Inc.*	117,800	2,992,120
KCS Energy, Inc.*	216,300	3,008,733
Magnum Hunter Resources, Inc.*	32,600	376,204
Penn Virginia Corp.	18,900	748,251
Remington Oil & Gas Corp.*	51,900	1,362,375
Spinnaker Exploration Co.*	21,600	756,864
Stone Energy Corp.*	32,800	1,435,328
Veritas DGC, Inc.*	104,000	2,369,120

		17,450,021

Personal Services – 0.2%
Bright Horizons Family Solutions, Inc.*	9,700	526,613

Pharmaceuticals – 7.4%
ARIAD Pharmaceuticals, Inc.*	39,200	262,248
Bradley Pharmaceuticals, Inc.*	65,500	1,332,925
Connetics Corp.*	6,700	181,034
Enzon Pharmaceuticals, Inc.*	56,400	899,580
First Horizon Pharmaceutical Corp.*	86,300	1,726,863
Kos Pharmaceuticals, Inc.*	67,700	2,410,797
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*(a)	89,700	898,794
Nabi Biopharmaceuticals*	84,600	1,131,948
Noven Pharmaceuticals, Inc.*	109,900	2,290,316
Perrigo Co.	157,000	3,226,350
POZEN, Inc.*	76,500	668,610
Salix Pharmaceuticals Ltd.*	105,700	2,274,664
SFBC International, Inc.*	85,150	2,240,297
United Therapeutics Corp.*	16,400	572,852
Valeant Pharmaceuticals International	132,800	3,203,136

		23,320,414

Printing & Publishing – 0.8%
Banta Corp.	32,600	1,295,850
Consolidated Graphics, Inc.*	20,700	867,330
Nelson, (Thomas), Inc.	14,600	285,430
Readers Digest Association, Inc.	4,500	65,655

		2,514,265

Real Estate – 0.9%
Alexandria Real Estate Equities, Inc. [REIT]	12,100	795,212
American Home Mortage Investment, Corp. [REIT]	1,700	47,515
Essex Property Trust, Inc. [REIT](a)	13,400	962,790
Washington Real Estate Investment Trust [REIT]	34,200	1,036,260

		2,841,777

Restaurants – 1.5%
CEC Entertainment, Inc.*	92,900	3,414,075
CKE Restaurants, Inc.*(a)	108,600	1,200,030

		4,614,105

Retail & Merchandising – 5.2%
Aeropostale, Inc.*	133,200	3,489,839
Cash America International, Inc.	24,600	601,716
Charlotte Russe Holding, Inc.*	45,400	521,192
Children’s Place Retail Stores, Inc. (The)*	99,200	2,371,872

Coldwater Creek, Inc.*	34,050	710,624
Genesco, Inc.*	27,300	642,915
Guitar Center, Inc.*	27,300	1,182,090
Hibbett Sporting Goods, Inc.*	5,550	113,720
Kenneth Cole Productions, Inc. (Class “A” Stock)	6,100	171,654
Select Comfort Corp.*(a)	87,100	1,585,220
Stein Mart, Inc.*	115,200	1,753,344
Yankee Candle Co., Inc.*	110,500	3,200,080

		16,344,266

Semiconductors – 6.3%
Cirrus Logic, Inc.*	339,800	1,620,846
Helix Technology Corp.	116,000	1,577,020
Integrated Device Technology, Inc.*	160,600	1,530,518
Kulicke & Soffa Industries, Inc.*	167,000	943,550
Micrel, Inc.*	230,800	2,402,628
Microsemi Corp.*	195,700	2,759,370
Mykrolis Corp.*	64,400	648,508
Photronics, Inc.*(a)	115,900	1,926,258
Pixelworks, Inc.*	191,600	1,917,916
Silicon Image, Inc.*	176,800	2,234,752
Standard Microsystems Corp.*	130,500	2,285,055

		19,846,421

Telecommunications – 5.0%
Alamosa Holdings, Inc.*	191,900	1,466,116
Aspect Communications Corp.*	190,300	1,889,679
C-COR, Inc.*	219,600	1,855,620
Ditech Communications Corp.*	15,300	342,567
Golden Telecom, Inc.(a)	93,700	2,673,261
InterDigital Communications Corp.*	155,200	2,532,864
Intrado, Inc.*	35,800	361,938
Metrocall Holdings, Inc.*	11,700	758,745
Ptek Holdings, Inc.*	200,100	1,714,857
Quanta Services, Inc.*	39,300	237,765
RF Micro Devices, Inc.*	256,500	1,626,210
ViaSat, Inc.*	13,000	261,300

		15,720,922

Transportation – 0.3%
Knight Transportation, Inc.*	40,300	863,226
Swift Transportation Co., Inc.*	13,700	230,434

		1,093,660

TOTAL LONG-TERM INVESTMENTS (Cost $295,020,776)		304,688,053

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 11.1%
Certificates of Deposit – 1.3%
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b)(c)	$207	207,134
1.72%, 05/25/05 (b)	1,262	1,261,663
Svenska Handelsbanken
1.39%, 10/27/04 (b)	2,355	2,354,668

Westdeutsche Landesbank
1.50%, 01/10/05 (b)	311	310,561

		4,134,026

Corporate Obligations – 4.4%
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	2,350	2,349,881
Morgan Stanley
1.955%, 10/01/04 (b)(c)	2,423	2,422,582
Natexis Banque
1.975%, 10/01/04 (b)(c)	1,699	1,698,747
Swedbank NY
1.72%, 10/15/04 (b)(c)	7,523	7,521,457

		13,992,667

Time Deposit – 0.2%
UBS Bank
1.98%, 10/01/04 (b)	499	498,855

U.S. Treasury Bills – 0.4%
U.S.Treasury Bills
1.41%, 10/28/04 (k)(n)	1,130	1,128,802

	Shares
Non-Registered Investment Company – 4.8%
BlackRock Institutional Money Market Trust(b)(j)	15,286,125	15,286,125

TOTAL SHORT-TERM INVESTMENTS (Cost $35,040,478)		35,040,475

Total Investments — 107.5% (Cost $330,061,254(p))		339,728,528
Liabilities in Excess of Other Assets — (7.5%)		(23,645,031)

Net Assets — 100.0%		$316,083,497

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $32,735,958; cash collateral of $33,911,673 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(k)	Securities with an aggregate market value of $1,128,802 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at September 30, 2004	Unrealized Appreciation
Long Positions:
38	Russell 2000	Sep 04	$10,791,471	$10,906,000	$114,529

(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $331,278,330; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,450,198 (gross unrealized appreciation - $30,868,469; gross unrealized depreciation - $22,418,271). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Federated Aggressive Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 92.6%
COMMON STOCK – 92.5%
Advertising – 1.2%
Getty Images, Inc.*	10,400	$575,120
Lamar Advertising Co.*	18,700	778,107
Monster Worldwide, Inc.*	54,460	1,341,894
Valueclick, Inc.*	51,040	481,818

		3,176,939

Aerospace – 2.2%
DRS Technologies, Inc.*	60,711	2,273,020
Innovative Solutions and Support, Inc.*	146,500	3,593,645

		5,866,665

Automotive Parts – 6.2%
Advance Auto Parts, Inc.*	360,172	12,389,917
Monro Muffler Brake, Inc.*	207,731	4,538,922

		16,928,839

Broadcasting – 0.6%
Entercom Communications Corp.*	6,080	198,573
Sky Perfect Communications, Inc. (Japan)	1,256	1,470,072

		1,668,645

Building Materials – 0.3%
Cemex SA de CV [ADR] (Mexico)	6,596	185,611
Simpson Manufacturing Co., Inc.	10,260	648,432

		834,043

Business Services – 4.4%
Arbitron, Inc.*	10,000	366,100
Cogent, Inc.*	85,900	1,565,098
CoStar Group, Inc.*	42,257	2,078,622
Ctrip.com International Ltd. [ADR] (China)*	61,600	2,137,520
Discovery Partners International*	266,500	1,279,200
Exponent, Inc.*	30,635	843,994
Indus International, Inc.*	226,400	357,712
Infocrossing, Inc.*	55,800	882,477
Informatica Corp.*	95,095	556,306
Iron Mountain, Inc.*	17,700	599,145
NuCo2, Inc.*	43,800	852,786
Visual Networks, Inc.*	145,780	380,486

		11,899,446

Cable Television – 5.0%
Central European Media Enterprises Ltd. (Class “A” Stock)*	442,888	12,560,304
Lodgenet Entertainment Corp.*	74,071	977,737

		13,538,041

Chemicals – 0.9%
Cabot Microelectronics Corp.*	65,770	2,384,163

Clothing & Apparel – 0.9%
Carter’s, Inc.*	84,900	2,350,881

Computer Hardware – 0.9%
Komag, Inc.*	61,900	860,410
Mobility Electronics, Inc.*	123,500	1,017,640
SanDisk Corp.*	16,380	476,986

		2,355,036

Computer Services & Software – 6.8%
Altiris, Inc.*	22,568	714,277
Business Objects SA [ADR] (France)*	11,080	258,275
Citadel Security Software, Inc.*	175,500	436,995
Cognos, Inc. (Canada)*	16,778	595,955
DigitalNet Holdings, Inc.*	50,700	1,531,901
Epicor Software Corp.*	152,900	1,839,386
FileNET Corp.*	52,356	914,136
Fundtech Ltd*	67,600	442,780
Hummingbird Ltd. (Canada)*	35,300	732,828
Hyperion Solutions Corp.*	12,600	428,274
Magma Design Automation, Inc.*	58,740	885,799
MicroStrategy, Inc. (Class “A” Stock)*	3,450	141,761
Motive, Inc.*	154,500	1,735,034
NAVTEQ Corp.*	45,800	1,632,312
Netegrity, Inc.*	41,340	310,463
NetIQ Corp.*	34,800	372,360
Niku Corp.*	102,000	1,550,400
Pervasive Software, Inc.*	186,744	1,118,597
QAD, Inc.	110,600	770,882
SS&C Technologies, Inc.	28,100	548,793
SupportSoft, Inc.*	151,500	1,475,610

		18,436,818

Consumer Products & Services – 1.6%
1-800-Flowers.com, Inc.*	154,700	1,284,010
51Job, Inc.*	16,300	338,225
Adesa, Inc.*	31,400	515,902
Concorde Career Colleges, Inc.*	36,100	554,857
Dollar Thrifty Automotive Group, Inc.*	41,410	1,007,505
NBTY, Inc.*	32,700	705,012

		4,405,511

Education – 0.2%
Educate, Inc.*	38,800	457,452
Universal Technical Institute, Inc.*	6,500	196,170

		653,622

Electronic Components & Equipment – 2.0%
American Power Conversion Corp.	19,267	335,053
CEVA, Inc.*	129,978	1,026,826
Digital Theater Systems, Inc.*	58,100	1,060,325
M-Systems Flash Disk Pioneers Ltd. (Israel)*	60,400	997,808
Sonic Solutions, Inc.*	72,300	1,179,936
Vicor Corp.	76,256	770,948

		5,370,896

Entertainment & Leisure – 1.9%
International Speedway Corp. (Class “A” Stock)	48,928	2,441,507
Jamdat Mobile, Inc.*	3,700	85,359

Speedway Motorsports, Inc.	73,300	2,443,089
Winnebago Industries, Inc.	4,100	142,024

		5,111,979

Environmental Services – 0.1%
Ciphergen Biosystems, Inc.*	80,800	315,120

Financial Services – 1.5%
Affiliated Managers Group, Inc.*	17,287	925,546
Bankrate, Inc.*	35,700	401,268
Federal Agricultural Mortgage Corp.*	21,138	469,052
IndyMac Bancorp, Inc.	17,480	632,776
Providian Financial Corp.*	43,456	675,306
SFGC Co. Ltd. (Japan)	5,000	982,625

		4,086,573

Food – 0.3%
Volume Services America Holdings, Inc.	50,600	743,820

Healthcare Services – 3.8%
Community Health Systems, Inc.*	43,800	1,168,584
Magellan Health Services, Inc.*	16,700	610,552
Medarex, Inc.*	214,100	1,580,058
Select Medical Corp.	98,900	1,328,227
Symbion, Inc.*	5,000	80,525
TLC Vision Corp. (Canada)*	58,500	513,045
Triad Hospitals, Inc.*	42,800	1,474,032
United Surgical Partners International, Inc.*	49,090	1,686,242
UnitedHealth Group, Inc.	8,200	604,668
VCA Antech, Inc.*	56,700	1,169,721

		10,215,654

Hotels & Motels – 0.8%
Orient-Express Hotels Ltd.	40,493	661,656
Prime Hospitality Corp.*	118,642	1,443,873

		2,105,529

Insurance – 0.9%
Endurance Specialty Holdings Ltd.	7,100	228,265
Mercury General Corp.	10,500	555,345
Penn-America Group, Inc.	44,400	604,284
Philadelphia Consolidated Holdings Corp.*	19,224	1,059,627

		2,447,521

Internet Services – 2.6%
Blackboard, Inc.*	33,400	573,144
Digital Impact, Inc.*	463,750	649,250
eCollege.com, Inc.*	59,466	573,847
Macromedia, Inc.*	21,000	421,680
Mediagrif Interactive Technologies, Inc. (Canada)*	159,800	1,221,023
NIC, Inc.*	185,792	995,845
Online Resources Corp.*	213,859	1,518,399
Online Resources Corp. *144A	61,000	433,100
S1 Corp.*	89,100	711,018
Stamps.com, Inc.	6,300	83,790

		7,181,096

Medical Supplies & Equipment – 6.5%
ArthroCare Corp.*	30,800	902,132
Cambridge Heart, Inc.*	431,400	258,840

Conceptus, Inc.*	800	7,416
Cytyc Corp.*	108,848	2,628,679
Digirad Corp.*	66,300	692,835
Endocardial Solutions, Inc.*	106,400	1,231,048
Endologix, Inc.*	89,300	605,454
Illumina, Inc.*	27,200	160,752
Inamed Corp.*	57,430	2,737,688
Invitrogen Corp.*	10,500	577,395
Kyphon, Inc.*	29,874	740,278
MannKind Corp.*	101,500	2,034,060
Orthofix International NV (Netherlands)*	129,134	4,435,753
Thermogenesis Corp.*	56,652	271,930
VISX, Inc.*	12,900	265,740
Zoll Medical Corp.*	6,200	207,018

		17,757,018

Metals & Mining – 0.5%
Glamis Gold Ltd. (Canada)*	50,100	938,373
Steel Dynamics, Inc.	12,060	465,757

		1,404,130

Office – 0.1%
Biomed Realty Trust, Inc. [REIT]	10,400	182,936

Pharmaceuticals – 10.8%
Abgenix, Inc.*	241,300	2,379,218
Acadia Pharmaceuticals, Inc.*	14,900	116,071
Acusphere, Inc.*	176,100	1,102,386
Alexion Pharmaceuticals, Inc.*	220,804	3,974,472
Auxilium Pharmaceuticals, Inc.*	82,400	702,872
Biovail Corp. (Canada)*	65,500	1,133,150
CV Therapeutics, Inc.*	115,776	1,447,200
Dynavax Technologies Corp*	304,000	1,653,760
Eyetech Pharmaceuticals, Inc.*	39,200	1,332,408
Genaera Corp.*	423,800	1,657,058
Genta, Inc.*	105,800	284,602
I-Flow Corp.*	40,500	586,440
Neurochem, Inc. (Canada)*	221,400	3,799,224
Penwest Pharmaceuticals Co.*	79,300	895,297
Point Therapeutics, Inc.*	350,000	1,540,000
Progenics Pharmaceuticals, Inc.*	21,500	314,975
Regeneron Pharmaceuticals, Inc.*	36,500	316,820
Spectrum Pharmaceuticals, Inc.*	67,700	422,448
Transkaryotic Therapies, Inc.*	25,200	446,796
Vertex Pharmaceuticals*	264,300	2,775,150
Vical, Inc.*	369,400	1,773,489
Vicuron Pharmaceuticals, Inc.*	50,400	739,872
YM Biosciences, Inc. (Canada)*	121,900	269,701

		29,663,409

Real Estate – 2.6%
Agree Realty Corp. [REIT]	5,200	147,680
American Financial Realty Trust [REIT]	22,700	320,297
Coachmen Industries, Inc.	118,100	1,863,618
First Potomac Realty Trust [REIT]	75,000	1,549,500
Global Signal, Inc. [REIT]	11,400	261,060

St. Joe Co. (The)	13,000	621,010
Wetherspoon, (J.D.) PLC (United Kingdom)	540,916	2,395,664

		7,158,829

Restaurants – 2.3%
Applebee’s International, Inc.	19,500	492,960
Buffalo Wild Wings, Inc.*	53,000	1,486,120
Cheesecake Factory, Inc. (The)*	89,828	3,898,535
Ruby Tuesday, Inc.	10,200	284,274

		6,161,889

Retail & Merchandising – 7.7%
A.C. Moore Arts & Crafts, Inc.*	114,400	2,829,112
Cabela, Inc.*	14,500	345,825
Cache, Inc.*	93,000	1,395,000
Cost Plus, Inc.*	13,000	459,940
Design Within Reach, Inc.*	26,600	457,254
Dick’s Sporting Goods, Inc.*	74,154	2,641,365
LKQ Corp.*	36,600	668,682
PC Mall, Inc.*	47,400	724,746
PETCO Animal Supplies, Inc.*	250,400	8,178,064
PETsMART, Inc.	43,350	1,230,707
Select Comfort Corp.*	102,900	1,872,780

		20,803,475

Semiconductors – 4.4%
ARM Holdings PLC [ADR] (United Kingdom)	130,829	597,889
ATI Technologies, Inc. (Canada)*	77,170	1,183,016
August Technology Corp.*	21,100	144,957
Conexant Systems, Inc.*	197,824	318,497
ESS Technology, Inc.*	95,800	656,230
Integrated Device Technology, Inc.*	54,100	515,573
Intersil Corp.	38,903	619,725
MEMC Electronic Materials, Inc.*	199,000	1,687,520
Microsemi Corp.*	143,300	2,020,529
MKS Instruments, Inc.*	51,600	790,512
Sigmatel, Inc.*	83,400	1,768,914
Silicon Storage Technology, Inc.*	87,300	556,101
Staktek Holdings, Inc.*	35,400	138,060
Ultratech Stepper, Inc.*	46,200	723,954
Vitesse Semiconductor Corp.*	114,642	312,973

		12,034,450

Telecommunications – 2.2%
Foundry Networks, Inc.*	38,464	365,023
Intrado, Inc.*	55,537	561,479
RADVision Ltd. (Israel)*	143,610	1,382,964
Research in Motion Ltd. (Canada)*	24,400	1,862,697
TALK America Holdings, Inc.*	108,800	569,024
Western Wireless Corp. (Class “A” Stock)*	44,200	1,136,382

		5,877,569

Transportation – 10.0%
ABX Air, Inc.*	1,691,480	10,994,620
Expeditors International of Washington, Inc.	50,396	2,605,473
Forward Air Corp.*	135,500	5,422,710
Overnite Corp	163,500	5,138,805

Quality Distribution, Inc.*	508,500	3,106,935

		27,268,543

Utilities – 0.3%
Allete, Inc.	8,833	287,073
Cherokee International Corp.*	37,800	317,142
Consolidated Water Co. Ltd.	6,000	141,486

		745,701

TOTAL COMMON STOCK (Cost $233,764,093)		251,134,786

WARRANT* – 0.1%
Pharmaceuticals
Point Therapeutics, Inc., Expiring on 09/24/2008 (Cost $0)	175,000	304,500

TOTAL LONG-TERM INVESTMENTS (Cost $233,764,093)		251,439,286

	Principal Amount (000)
SHORT-TERM INVESTMENT – 8.0%
REPURCHASE AGREEMENT
Greenwich Capital Markets, Inc., 1.60%, maturing 10/01/04, to be repurchased on 10/01/04, repurchase price $21,633,961 (Collateralized by U.S. Treasury Notes, 8.875%, maturing 2/15/19, par value $15,198,000, market value including accrued interest $21,777,282) (Cost $21,633,000)	$21,633	21,633,000

TOTAL SHORT-TERM INVESTMENT (Cost $21,633,000)		21,633,000

Total Investments — 100.6% (Cost $255,397,093 (p))		273,072,286
Liabilities in Excess of Other Assets — (0.6%)		(1,506,276)

Net Assets — 100.0%		$271,566,010

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(p)	The United States federal income tax basis of the Fund’s investments was $256,713,794; accordingly, net unrealized appreciation on investments for federal income tax purposes was $16,358,492 (gross unrealized appreciation - $37,079,665; gross unrealized depreciation - $20,721,173). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Goldman Sachs Small-Cap Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.6%
COMMON STOCK – 95.5%
Basic Materials - Chemical – 3.6%
Agrium, Inc. (Canada)	246,988	$4,386,507
Albemarle Corp.	52,442	1,840,190
Fuller, (H.B.) Co.	19,777	541,890
Minerals Technologies, Inc.	30,133	1,773,628
Monsanto Co.	29,800	1,085,316
NuCo2, Inc.*	18,582	361,792
Penford Corp.	20,674	359,934
Rohm & Haas Co.	14,700	631,659

		10,980,916

Basic Materials - Mining – 2.2%
Commercial Metals Co.	79,525	3,158,734
Maverick Tube Corp.*(a)	86,188	2,655,452
Nucor Corp.(a)	6,149	561,834
Schnitzer Steel Industries, Inc. (Class “A” Stock)	11,766	380,630

		6,756,650

Basic Materials - Paper & Packaging – 2.2%
Caraustar Industries, Inc.*	269,132	4,513,344
Packaging Corp. of America	25,025	612,362
Universal Forest Products, Inc.	39,380	1,346,796
Wausau-Mosinee Paper Corp.	16,365	272,477

		6,744,979

Business Services – 0.1%
BearingPoint, Inc.*	39,600	354,024

Computer Hardware – 0.2%
Insight Enterprises, Inc.*	33,077	557,017

Consumer Cyclicals - Construction – 3.0%
Beazer Homes USA, Inc.(a)	11,719	1,252,644
ElkCorp	30,860	856,674
Hughes Supply, Inc.	72,734	2,187,111
Infrasource Services, Inc.*	51,970	545,685
Lennar Corp. (Class “A” Stock)	25,200	1,199,520
Lennox International, Inc.	48,096	718,554
Standard Pacific Corp.	23,332	1,315,225
Texas Industries, Inc.	13,607	699,944
WCI Communities, Inc.*	19,178	446,847

		9,222,204

Consumer Cyclicals - Consumer Durables – 0.5%
Select Comfort Corp.*	52,344	952,661
Stanley Works	10,200	433,806

		1,386,467

Consumer Cyclicals - Hotel & Leisure – 2.4%
Argosy Gaming Co.*	40,832	1,600,614
Fossil, Inc.*(a)	76,197	2,357,536

Harrah’s Entertainment, Inc.	10,344	548,025
Hilton Hotels Corp.	24,007	452,292
JAKKS Pacific, Inc.*	35,593	818,639
K2, Inc.*	75,585	1,081,621
Marinemax, Inc.*	13,454	302,984
RC2 Corp.*	9,667	318,044

		7,479,755

Consumer Cyclicals - Motor Vehicle – 1.8%
American Axle & Manufacturing Holdings, Inc.	63,128	1,847,125
ArvinMeritor, Inc.	49,685	931,594
Lear Corp.	9,649	525,388
Lo-Jack Corp.*	11,535	129,192
Methode Electronics, Inc. (Class “A” Stock)	39,080	499,833
Monaco Coach Corp.	27,675	599,164
Tenneco Automotive, Inc.*	74,393	974,548

		5,506,844

Consumer Cyclicals - Retail Apparel – 4.9%
Aaron Rents, Inc.	103,097	2,243,390
Abercrombie & Fitch Co.(a)	35,000	1,102,500
Brookstone, Inc.*	86,183	1,627,997
Charlotte Russe Holding, Inc.*	48,327	554,794
Federated Department Stores, Inc.	17,420	791,391
Gymboree Corp.*	186,714	2,688,681
K-Swiss, Inc. (Class “A” Stock)	34,935	672,499
Kellwood Co.	40,752	1,485,410
Linens ’n Things, Inc.*(a)	35,722	827,679
OshKosh B’Gosh, Inc. (Class “A” Stock)	14,397	290,819
Penney, (J.C.) Co., Inc.(a)	19,700	695,016
Ross Stores, Inc.	15,800	370,352
Sharper Image Corp.*	21,432	459,716
Too, Inc.*	19,253	347,902
Tropical Sportswear International Corp.*(a)	110,981	133,177
Zale Corp.*	31,841	894,732

		15,186,055

Consumer Services – 0.4%
ITT Educational Services, Inc.*	30,382	1,095,271

Consumer Staples - Food & Beverage – 1.6%
American Italian Pasta Co. (Class “A” Stock)	23,567	616,277
Archer-Daniels-Midland Co.	25,900	439,782
Hain Celestial Group, Inc.*	41,549	734,586
Pepsi Bottling Group, Inc.	9,700	263,355
Sensient Technologies Corp.	133,192	2,882,275

		4,936,275

Consumer Staples - Home Products – 1.8%
Clorox Co.	18,600	991,380
Elizabeth Arden, Inc.*	89,286	1,880,362
Helen of Troy Ltd.*	33,675	916,634
Jarden Corp.*	34,237	1,249,308
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	9,975	416,955
Oneida Ltd.*(a)	90,135	140,611

		5,595,250

Consumer Staples - Restaurants – 0.9%
BUCA, Inc.*	137,307	582,182
California Pizza Kitchen, Inc.*	42,311	924,495
Total Entertainment Restaurant Corp.*	76,677	667,857
Yum! Brands, Inc.	13,900	565,174

		2,739,708

Consumer Staples - Tobacco – 0.1%
Reynolds American, Inc.(a)	6,200	421,848

Energy - Diversified Energy – 0.6%
Western Gas Resources, Inc.	25,300	723,327
Williams Cos., Inc.	92,300	1,116,830

		1,840,157

Energy - Energy Resources – 3.6%
EOG Resources, Inc.(a)	18,500	1,218,225
Parallel Petroleum Corp.*	48,722	231,917
Patina Oil & Gas Corp.	93,035	2,751,045
Range Resources Corp.	295,140	5,161,998
Whiting Petroleum Corp.*	52,315	1,590,376

		10,953,561

Energy - Oil Refining – 0.6%
Frontier Oil Corp.	75,658	1,786,285

Energy - Oil Services – 0.9%
Hydril Co.*	13,692	588,071
Patterson-UTI Energy, Inc.	57,900	1,104,154
Petroleum Development Corp.*	11,300	495,166
Willbros Group, Inc. (Panama)*	31,564	470,619

		2,658,010

Financial - Bank & Trust – 1.0%
Commerce Bancshares, Inc.	5,800	278,922
Northern Trust Corp.	10,100	412,080
Pacific Continental Corp.	637	11,899
Placer Sierra Bancshares*	35,082	736,722
Regions Financial Corp.	39,900	1,319,094
Texas United Bancshares, Inc.	24,258	426,941

		3,185,658

Financial - Brokerage – 0.6%
Bear Stearns Cos., Inc.(a)	6,322	607,987
Knight Trading Group, Inc.*(a)	146,998	1,356,791

		1,964,778

Financial - Regionals – 8.2%
Alabama National Bancorp	30,233	1,810,050
Alliance Bankshares Corp.*	21,584	328,077
Bancorp Bank (The)*	62,475	1,271,366
Berkshire Hills Bancorp, Inc.	24,549	907,086
Brookline Bancorp, Inc.(a)	88,696	1,389,866
Capital Corp of the West	5,242	225,406
Cardinal Financial Corp.*	55,060	518,115
Citizens Banking Corp.	86,916	2,830,854
First Community Bancorp	37,821	1,550,661
First Niagara Financial Group, Inc.	168,976	2,260,899
First Oak Brook Bancshares, Inc.	16,874	520,394
Firstmerit Corp.	32,400	852,282
IBERIABANK Corp.	22,913	1,322,538

Interchange Financial Services Corp.	7,982	191,329
M&T Bank Corp.	11,363	1,087,439
Main Street Banks, Inc.	32,824	1,004,414
Millennium Bankshares Corp.*	60,355	500,947
North Fork Bancorp, Inc.(a)	15,600	693,420
PFF Bancorp, Inc.	73,390	2,808,635
Prosperity Bancshares, Inc.	18,813	502,683
Southcoast Financial Corp.*	23,382	586,893
Sterling Bancorp	18,862	510,217
Sun Bancorp, Inc.*	10,526	230,835
United Community Banks, Inc.	38,172	926,434
West Coast Bancorp.	11,694	243,586
Western Sierra Bancorp*	1,575	52,432

		25,126,858

Financial - Specialty Financials – 2.8%
Accredited Home Lenders Holding Co.*	87,455	3,368,766
Affiliated Managers Group, Inc.*(a)	29,625	1,586,123
American Capital Strategies Ltd.(a)	20,800	651,872
CIT Group, Inc.	29,800	1,114,222
Financial Federal Corp.*	47,845	1,793,231

		8,514,214

Financial - Thrifts – 3.0%
BankUnited Financial Corp.*	72,922	2,125,676
Fidelity Bankshares, Inc.	43,812	1,629,368
IndyMac Bancorp, Inc.	48,146	1,742,885
Irwin Financial Corp.	38,730	1,000,009
NetBank, Inc.	97,891	979,889
Republic Bancorp, Inc.	96,959	1,493,169
WSFS Financial Corp.	4,736	236,800

		9,207,796

Financial - Trust/Processors – 0.3%
Apollo Investment Corp.	65,584	928,014

Financial Services – 0.2%
KeyCorp	17,800	562,480

Furniture – 0.2%
Mohawk Industries, Inc.*(a)	5,800	460,462

Health Care - Biotechnology – 0.9%
Cell Therapeutics, Inc.*	66,907	458,982
MedImmune, Inc.*	26,200	620,940
Nabi Biopharmaceuticals*	21,543	288,245
Neose Technolgies, Inc.*	21,825	163,688
Renovis, Inc.*	30,039	240,612
United Therapeutics Corp.*	30,073	1,050,450

		2,822,917

Health Care - Drugs – 0.5%
Charles River Laboratories International, Inc.*(a)	12,300	563,340
Kos Pharmaceuticals, Inc.*	22,967	817,855

		1,381,195

Health Care - Medical Products – 0.8%
Abaxis, Inc.*	16,991	221,053
Candela Corp.*	29,343	338,618
NDCHealth Corp.(a)	72,509	1,163,769

Thermogenesis Corp.*	146,085	701,208
Varian, Inc.*	4,332	164,053

		2,588,701

Health Care - Medical Providers – 0.9%
Lifeline Systems, Inc.*	11,013	268,937
Psychiatric Solutions, Inc.*	12,701	321,970
Radiologix, Inc.*	246,166	873,889
Symbion, Inc.*	23,439	377,485
United Surgical Partners International, Inc.*	28,166	967,503

		2,809,784

Healthcare Services – 0.2%
PAREXEL International Corp.*	30,860	604,856

Industrial Products – 0.2%
Oregon Steel Mills, Inc.*	38,263	636,314

Industrials - Defense/Aerospace – 1.0%
Ducommun, Inc.*	60,962	1,362,501
EDO Corp.	39,156	1,086,579
Rockwell Collins, Inc.	18,228	676,988

		3,126,068

Industrials - Parts & Equipment – 6.5%
Actuant Corp.*	48,644	2,004,619
American Standard Cos., Inc.*	22,186	863,257
Applied Industrial Technologies, Inc.	10,558	377,343
Baldor Electric Co.	19,579	463,239
Cummins, Inc.(a)	15,400	1,137,906
Eaton Corp.	17,000	1,077,970
Franklin Electric Co., Inc.	28,272	1,119,571
GrafTech International Ltd.*(a)	223,112	3,112,412
Lydall, Inc.*	152,800	1,421,040
Mueller Industries, Inc.	47,896	2,057,133
Terex Corp.*(a)	40,660	1,764,644
W-H Energy Services, Inc.*	12,592	261,284
Wabash National Corp.*(a)	159,424	4,379,378

		20,039,796

Insurance - Health Insurance – 0.4%
Aetna, Inc.	4,203	420,006
Health Net, Inc.*(a)	28,000	692,160

		1,112,166

Insurance - Life Insurance – 0.7%
StanCorp Financial Group, Inc.	23,278	1,657,394
Torchmark Corp.	10,800	574,344

		2,231,738

Insurance - Property Insurance – 3.7%
Ambac Financial Group, Inc.	10,100	807,495
Donegal Group, Inc.	20,507	393,734
Hub International Ltd. (Canada)	46,086	833,235
Navigators Group, Inc.*	24,216	708,076
NYMAGIC, Inc.	20,692	452,948
PartnerRe Ltd.	19,523	1,067,713
ProAssurance Corp.*	42,697	1,495,248
Procentury Corp.	92,345	918,833
PXRE Group Ltd.	38,224	894,824

RenaissanceRe Holdings Ltd.	22,269	1,148,635
RLI Corp.	43,516	1,634,025
Willis Group Holdings Ltd. (United Kingdom)	26,689	998,169

		11,352,935

Internet Services – 0.1%
WebSideStory, Inc.*	18,619	172,226

Machinery & Equipment – 0.1%
Lindsay Manufacturing Co.	9,638	258,588

Medical Supplies & Equipment – 0.3%
Conceptus, Inc.*	47,679	441,984
PSS World Medical, Inc.*	58,930	591,658

		1,033,642

Pharmaceuticals – 0.1%
Watson Pharmaceuticals, Inc.*	15,300	450,738

Real Estate – 0.1%
AmeriVest Properties, Inc.	24,614	164,914

Real Estate Investment Trust – 9.2%
Acadia Realty Trust [REIT]	47,861	705,950
Affordable Residential Communities, Inc. [REIT]	25,940	378,724
Agree Realty Corp. [REIT]	25,375	720,650
Apartment Investment & Management Co. (Class “A” Stock) [REIT]	21,300	740,814
BioMed Realty Trust, Inc. [REIT]	42,178	741,911
Brandywine Realty Trust [REIT]	30,704	874,450
Capital Automotive [REIT]	59,699	1,866,788
Commercial Net Lease Realty, Inc. [REIT]	81,589	1,486,552
Correctional Properties Trust [REIT]	62,235	1,699,016
Developers Diversified Realty Corp. [REIT]	19,800	775,170
Entertainment Properties Trust [REIT]	29,348	1,109,354
Gables Residential Trust [REIT]	18,816	642,566
iStar Financial, Inc. [REIT]	40,403	1,665,816
LaSalle Hotel Properties [REIT]	45,110	1,245,036
Lexington Corp. Properties Trust [REIT]	69,261	1,503,656
MFA Mortgage Investments, Inc. [REIT]	146,540	1,349,633
Mission West Properties, Inc. [REIT]	16,026	165,869
Parkway Properties, Inc. [REIT]	45,872	2,130,754
Plum Creek Timber Co., Inc. [REIT]	17,418	610,153
Post Properties, Inc. [REIT]	20,635	616,987
Prentiss Properties Trust [REIT]	67,827	2,441,771
RAIT Investment Trust [REIT]	79,642	2,178,209
Summit Properties, Inc. [REIT]	100,447	2,717,090

		28,366,919

Services - Environmental & Other Services – 2.2%
Harsco Corp.	31,466	1,412,824
Medical Staffing Network Holdings, Inc.*	117,980	724,397
PRG-Schultz International, Inc.*(a)	202,740	1,163,728
Republic Services, Inc.	14,646	435,865
School Specialty, Inc.*(a)	31,193	1,229,316
TRC Cos., Inc.*	25,874	485,655
Waste Connections, Inc.*	38,883	1,231,813

		6,683,598

Services - Media – 1.4%
ADVO, Inc.	34,935	1,080,889
Emmis Communications Corp. (Class “A” Stock)*	33,000	595,980
Lamar Advertising Co.*(a)	22,274	926,821
Regent Communications, Inc.*	158,577	897,546
Saga Communications, Inc. (Class “A” Stock)*	21,622	366,493
TiVo, Inc.*	73,318	485,365

		4,353,094

Services - Publishing – 0.5%
Belo Corp. (Class “A” Stock)	19,462	438,673
Journal Register Co.*	51,938	981,629

		1,420,302

Services - Telephone – 1.4%
CenturyTel, Inc.	18,400	630,016
Cincinnati Bell, Inc.*	223,125	778,706
West Corp.*	101,447	2,955,151

		4,363,873

Services - Wireless – 1.0%
Ditech Communications Corp.*	132,867	2,974,892

Technology - Computer Hardware – 1.9%
Amphenol Corp.*	10,400	356,304
CDW Corp.	12,300	713,769
EFJ, Inc.*	89,300	598,310
Hutchinson Technology, Inc.*(a)	92,561	2,474,156
ScanSource, Inc.*	15,498	988,772
Storage Technology Corp.*	24,200	611,292

		5,742,603

Technology - Computer Software – 1.6%
Activision, Inc.*	41,250	572,138
Citadel Security Software, Inc.*	80,361	200,099
NetIQ Corp.*	27,121	290,195
OPNET Technologies, Inc.*	121,644	1,248,067
Take-Two Interactive Software, Inc.*(a)	46,763	1,536,164
Viisage Technology, Inc.*	158,309	910,277

		4,756,940

Technology - Information Services – 1.9%
Anteon International Corp.*	7,800	285,870
Lionbridge Technologies, Inc.*	370,698	3,184,296
MTC Technologies, Inc.*	88,090	2,433,927

		5,904,093

Technology - Internet – 0.4%
Autobytel, Inc.*	125,394	1,124,784
Tumbleweed Communications Corp.*	96,145	243,247

		1,368,031

Technology - Semiconductors – 1.2%
Power Integrations, Inc.*(a)	100,738	2,058,078
Tessera Technologies, Inc.*	72,643	1,605,410

		3,663,488

Transportation - Transports – 2.7%
AirTran Holdings, Inc.*(a)	113,231	1,127,781
Heartland Express, Inc.	51,943	958,348
Landstar System, Inc.*	17,897	1,050,196
OMI Corp.	179,970	2,883,120

SCS Transportation, Inc.*	64,694	1,225,304
Teekay Shipping Corp.(a)	13,500	581,715
Yellow Roadway Corp.*	10,700	501,723

		8,328,187

Utilities – 0.5%
Edison International	10,300	273,053
Southern Union Co.*	56,592	1,160,127

		1,433,180

Utilities - Electrical Utilities – 3.3%
Avista Corp.	27,287	493,895
Central Vermont Public Service Corp.	11,255	226,338
El Paso Electric Co.*	145,530	2,338,667
Energy East Corp.	11,395	286,926
Entergy Corp.	10,889	659,982
FirstEnergy Corp.	21,887	899,118
MGE Energy, Inc.	852	27,111
PG&E Corp.*(a)	13,300	404,320
Pinnacle West Capital Corp.	7,600	315,400
PNM Resources, Inc.	68,389	1,539,436
PPL Corp.	34,144	1,610,914
Puget Energy, Inc.	10,100	229,270
Westar Energy, Inc.	42,283	854,117
Wisconsin Energy Corp.	12,100	385,990

		10,271,484

Utilities - Gas Utilities – 2.1%
AGL Resources, Inc.	32,497	999,932
Atmos Energy Corp.	22,758	573,274
Energen Corp.	16,865	869,391
Northwest Natural Gas Co.	64,823	2,056,833
Piedmont Natural Gas Co., Inc.(a)	10,524	462,425
South Jersey Industries, Inc.	13,982	667,641
WGL Holdings, Inc.	30,288	855,939

		6,485,435

TOTAL COMMON STOCK (Cost $240,646,667)		293,054,233

EXCHANGE TRADED FUND – 3.1%
Registered Investment Company
Ishares Russell 2000 Value Index Fund(a) (Cost $9,440,969)	55,837	9,586,655

TOTAL LONG-TERM INVESTMENTS (Cost $250,087,636)		302,640,888

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.3%
Certificate of Deposit – 0.8%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$2,357	2,356,807

Corporate Obligations – 4.5%
Bear Stearns
1.905%, 10/01/04 (b)(c)	1,812	1,811,608

Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	2772	2,771,548
Morgan Stanley
1.955%, 10/01/04 (b)(c)	2,285	2,285,229
Natexis Banque
1.922%, 10/01/04 (b)(c)	385	385,341
1.975%, 10/01/04 (b)(c)	942	941,501
Swedbank NY
1.72%, 10/15/04 (b)(c)	2,216	2,215,724
Victory Receivables Corp.
1.80%, 10/22/04 (b)	841	839,642
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	2,626	2,625,238

		13,875,831

Time Deposit – 0.3%
UBS Bank
1.98%, 10/01/04 (b)	941	941,100

	Shares
Non-Registered Investment Company – 6.7%
BlackRock Institutional Money Market Trust(b)(j)	20,423,024	20,423,025

TOTAL SHORT-TERM INVESTMENTS (Cost $37,596,763)		37,596,763

Total Investments — 110.9% (Cost $287,684,399(p))		340,237,651
Liabilities in Excess of Other Assets — (10.9%)		(33,420,726)

Net Assets — 100.0%		$306,816,925

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $36,516,416; cash collateral of $37,596,763 received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $290,005,268; accordingly, net unrealized appreciation on investments for federal income tax purposes was $50,232,383 (gross unrealized appreciation - $59,567,819; gross unrealized depreciation - $9,335,436). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 93.9%
COMMON STOCK – 93.7%
Advertising – 0.6%
Catalina Marketing Corp.	125,000	$2,885,000
Interep National Radio Sales, Inc.*	63,500	68,580
Penton Media, Inc.*	240,000	39,600
ValueVision Media, Inc. (Class “A” Stock)*	126,860	1,698,655

		4,691,835

Aerospace – 2.2%
Alliant Techsystems, Inc.*	59,870	3,622,135
Curtiss-Wright Corp. (Class “B” Stock)	100,000	5,410,000
Embraer Aircraft Corp. [ADR] (Brazil)	30,000	792,000
Fairchild Corp. (Class “A” Stock)*	700,000	2,786,000
Herley Industries, Inc.*	55,000	1,027,950
Sequa Corp. (Class “A” Stock)*	29,600	1,545,416
Sequa Corp. (Class “B” Stock)*	9,000	485,910
Titan Corp.*(a)	215,000	3,003,550

		18,672,961

Airlines
Midwest Air Group, Inc.*	130,000	383,500

Automobile Manufacturers – 0.6%
Monaco Coach Corp.	90,000	1,948,500
Navistar International Corp.*(a)	75,000	2,789,250
Thor Industries, Inc.	8,000	211,760

		4,949,510

Automotive Parts – 2.1%
American Axle & Manufacturing Holdings, Inc.	37,580	1,099,591
BorgWarner, Inc.	70,000	3,030,300
Cooper Tire & Rubber Co.(a)	45,000	907,650
CSK Auto Corp.*	75,000	999,000
Dana Corp.	220,000	3,891,800
Federal-Mogul Corp.*(a)	100,000	18,000
Midas, Inc.*	181,500	2,940,300
Raytech Corp.*	125,000	226,250
Schieb, (Earl), Inc.*	13,000	41,600
Standard Motor Products, Inc.	155,000	2,342,050
Strattec Security Corp.*	1,500	93,390
TBC Corp.*	100,360	2,242,042
Transpro, Inc.*	40,000	207,800

		18,039,773

Beverages – 0.7%
Boston Beer Co., Inc. (Class “A” Stock)*	76,500	1,927,800
Mondavi, (Robert) Corp. (Class “A” Stock)*	30,000	1,175,100
PepsiAmericas, Inc.	147,610	2,819,351

		5,922,251

Broadcasting – 6.3%
Beasley Broadcast Group, Inc.*	250,000	3,925,000

Crown Media Holdings, Inc.*	350,000	2,922,500
Fisher Communications, Inc.*	100,000	4,800,000
Granite Broadcasting Corp.*	300,000	69,000
Gray Television, Inc.	395,000	4,700,500
Gray Television, Inc. (Class “A” Stock)	3,000	33,420
Hearst-Argyle Television, Inc.	1,000	24,450
Liberty Corp. (The)	35,000	1,390,900
Lin TV Corp. (Class “A” Stock)*	282,300	5,499,204
Media General, Inc. (Class “A” Stock)	151,000	8,448,451
Nexstar Broadcasting Group, Inc. (Class “A” Stock)*	100,000	852,000
Paxson Communications Corp.*	425,000	573,750
Saga Communications, Inc. (Class “A” Stock)*	95,000	1,610,250
Salem Communications Corp. (Class “A” Stock)*	70,000	1,772,400
SBS Broadcasting SA (Luxembourg)*	44,000	1,481,040
Scripps, (E.W.) Co. (Class “A” Stock)	92,000	4,395,760
Sinclair Broadcast Group, Inc.	550,000	4,015,000
Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	40,000	393,600
UnitedGlobalCom, Inc. (Class “A” Stock)*	320,000	2,390,400
Young Broadcasting, Inc. (Class “A” Stock)*	245,000	2,663,150

		51,960,775

Building & Real Estate – 0.1%
Cavalier Homes, Inc.*	205,000	1,158,250

Building Materials – 3.1%
Apogee Enterprises, Inc.	235,860	3,049,670
Drew Industries, Inc.*	2,000	71,700
Florida Rock Industries, Inc.	6,000	293,940
Gibraltar Steel Corp.	90,000	3,254,400
Hughes Supply, Inc.(a)	93,007	2,796,720
Modine Manufacturing Co.	209,000	6,292,990
Skyline Corp.	90,000	3,604,500
Texas Industries, Inc.(a)	49,680	2,555,539
Thomas Industries, Inc.	145,000	4,553,000

		26,472,459

Business Services – 1.0%
Acxiom Corp.(a)	67,020	1,591,055
BearingPoint, Inc.*	40,000	357,600
Edgewater Technology, Inc.*	420,000	2,079,000
GP Strategies Corp.*(a)	38,000	283,100
Harland, (John H.) Co.	30,810	965,894
Insurance Auto Auctions, Inc.*	164,220	2,816,372
StarTek, Inc.	8,000	250,880

		8,343,901

Cable Television – 1.0%
Cablevision Systems New York Group (Class “A” Stock)*	380,000	7,706,400
Rogers Communications, Inc. (Class “B” Stock)	50,000	1,010,500

		8,716,900

Chemicals – 4.6%
Airgas, Inc.	2,000	48,140
Albemarle Corp.	85,000	2,982,650
Arch Chemicals, Inc.	105,000	2,992,500
Cytec Industries, Inc.	48,010	2,350,090

Ferro Corp.	260,000	5,670,600
Fuller, (H.B.) Co.	43,921	1,203,435
Great Lakes Chemical Corp.(a)	145,000	3,712,000
Hercules, Inc.*(a)	400,000	5,700,000
MacDermid, Inc.	68,000	1,969,280
NewMarket Corp.*	40,000	835,200
Nova Chemicals Corp. (Canada)(a)	43,000	1,664,100
Omnova Solutions, Inc.*	237,000	1,429,110
Penford Corp.	30,000	522,300
Schulman, (A.), Inc.	50,000	1,102,000
Sensient Technologies Corp.	235,000	5,085,400
TETRA Technologies, Inc.*	50,000	1,552,500

		38,819,305

Clothing & Apparel – 0.5%
Hartmarx Corp.*	380,000	2,819,600
Wolverine World Wide, Inc.	55,000	1,386,000

		4,205,600

Computer Services & Software – 1.1%
Agilysys, Inc.	28,000	484,120
Analysts International Corp.*	161,483	707,296
Baldwin Technology Co., Inc. (Class “A” Stock)*	260,000	728,000
Intergraph Corp.*	139,873	3,800,348
Keane, Inc.*	15,000	230,400
PLATO Learning, Inc.*	95,640	845,458
Progress Software Corp.*	20,000	398,000
Tyler Technologies, Inc.*	188,884	1,669,735
Xanser Corp.*	180,000	441,000

		9,304,357

Conglomerates – 1.1%
Brink’s Co. (The)	155,460	4,690,228
Cendant Corp.	30,000	648,000
Griffon Corp.*	89,120	1,880,432
Park Ohio Holdings Corp.*	95,000	1,700,500

		8,919,160

Construction – 2.2%
Cavco Industries, Inc.*	75,000	2,832,750
Champion Enterprises, Inc.*	538,500	5,541,165
Fleetwood Enterprises, Inc.*	560,000	8,500,800
KB Home	1,000	84,490
Nobility Homes, Inc.	5,000	117,000
Palm Harbor Homes, Inc.*	80,000	1,348,000
Southern Energy Homes, Inc.*	20,000	89,200

		18,513,405

Consumer Products & Services – 5.1%
Aaron Rents, Inc. (Class “A” Stock)	118,050	2,346,834
Adesa, Inc.*	134,450	2,209,014
Alberto-Culver Co. (Class “B” Stock)	57,785	2,512,492
ANC Rental Corp.*	20,000	101
Aviall, Inc.*	130,000	2,652,000
Bowlin Travel Centers, Inc.*	8,500	15,513
Chemed Corp.	140,000	7,803,599
Church and Dwight Co., Inc.	128,410	3,603,185

CNS, Inc.	168,750	1,856,250
Concorde Career Colleges, Inc.*	28,041	430,990
Culp, Inc.*	20,000	147,000
Elizabeth Arden, Inc.*	17,000	358,020
Energizer Holdings, Inc.*(a)	42,000	1,936,200
Fedders Corp.	381,000	1,558,290
GC Cos., Inc.*	103,000	88,580
Hancock Fabrics, Inc.	3,000	35,940
Jacuzzi Brands, Inc.*	217,210	2,020,053
Jarden Corp.*	37,845	1,380,964
National Presto Industries, Inc.	25,200	1,053,864
Oil-Dri Corp. of America	84,000	1,279,320
Revlon, Inc. (Class “A” Stock)*	535,714	1,349,999
Rollins, Inc.	245,000	5,951,050
Scotts Co. (The) (Class “A” Stock)*(a)	5,000	320,750
WD-40 Co.	22,000	629,200
Weider Nutrition International, Inc.*	271,300	1,234,415

		42,773,623

Containers & Packaging – 1.2%
Crown Holdings, Inc.*	82,000	845,420
Greif, Inc. (Class “A” Stock)	140,000	5,901,000
Greif, Inc. (Class “B” Stock)(a)	6,100	256,200
Packaging Dynamics Corp.	99,000	1,415,700
Pactiv Corp.*	75,000	1,743,750

		10,162,070

Diversified Operations – 0.5%
Standex International Corp.	20,000	490,000
Walter Industries, Inc.	256,329	4,106,391

		4,596,391

Electronic Components & Equipment – 6.2%
Agere Systems, Inc. (Class “A” Stock)*	200,000	210,000
Agere Systems, Inc. (Class “B” Stock)*	90,000	91,800
AMETEK, Inc.	64,000	1,940,480
Baldor Electric Co.	140,000	3,312,400
C & D Technologies, Inc.	20,000	380,400
Capstone Turbine Corp.*	60,000	91,800
CTS Corp.	460,000	5,796,000
Electro Rental Corp.	125,000	1,380,000
ESCO Technologies, Inc.*	10,691	724,422
Fargo Electronics, Inc.*	22,000	213,180
FLIR Systems, Inc.*(a)	3,500	204,750
Franklin Electric Co., Inc.	53,500	2,118,600
GrafTech International Ltd.*(a)	63,300	883,035
Katy Industries, Inc.*	132,100	702,772
Lamson & Sessions Co.*	220,000	2,002,000
Landauer, Inc.	48,000	2,252,640
Lecroy Corp.*	11,000	183,810
Littelfuse, Inc.*	135,000	4,661,550
Magnetek, Inc.*	140,000	1,045,800
Methode Electronics, Inc. (Class “A” Stock)	75,000	959,250
Monolithic System Technology, Inc.*	60,000	260,400
Park Electrochemical Corp.	25,000	530,000

Parker-Hannifin Corp.	8,000	470,880
Pentair, Inc.	154,390	5,389,755
Thomas & Betts Corp.	530,000	14,214,601
Trans-Lux Corp.	8,000	51,440
Woodward Governor Co.	27,000	1,822,230

		51,893,995

Entertainment & Leisure – 3.9%
Brunswick Corp.	63,760	2,917,658
Canterbury Park Holding Corp.	27,000	426,600
Churchill Downs, Inc.	55,000	2,153,250
Dover Downs Gaming & Entertainment, Inc.	130,000	1,337,700
Dover Motorsports, Inc.	215,000	922,350
Gaylord Entertainment Co. (Class “A” Stock)*	279,060	8,650,860
Gemstar-TV Guide International, Inc.*	635,200	3,588,880
Kerzner International Ltd.*(a)	20,000	879,400
Lakes Entertainment, Inc.*	30,000	314,400
Magna Entertainment Corp.*	265,000	1,444,250
Pinnacle Entertainment, Inc.*	130,000	1,794,000
Six Flags, Inc.*	350,000	1,904,000
Topps Co., Inc. (The)	325,080	3,179,282
Vail Resorts, Inc.*	90,340	1,632,444
World Wrestling Entertainment, Inc.	105,000	1,283,100

		32,428,174

Environmental Services – 0.8%
Allied Waste Industries, Inc.*(a)	200,000	1,770,000
Catalytica Energy Systems, Inc.*	35,000	73,850
CUNO, Inc.*	5,000	288,750
Met-Pro Corp.	5,000	65,750
Republic Services, Inc.	101,400	3,017,664
Waste Connections, Inc.*	60,000	1,900,800

		7,116,814

Equipment Services – 0.3%
Gerber Scientific, Inc.*	187,300	1,234,307
Industrial Distribution Group, Inc.*	170,000	1,662,600

		2,896,907

Farming & Agriculture – 0.1%
Delta & Pine Land Co.	29,260	782,705

Financial - Bank & Trust – 1.8%
Community First Bankshares, Inc.	85,000	2,725,100
Crazy Woman Creek Bancorp, Inc.	9,500	178,125
First Republic Bank	60,000	2,760,000
Hibernia Corp. (Class “A” Stock)(a)	50,000	1,320,500
Silicon Valley Bancshares*(a)	82,000	3,047,940
Southwest Bancorporation of Texas, Inc.	60,000	1,208,400
TCF Financial Corp.	132,140	4,002,521
Webster Financial Corp.	6,000	296,340

		15,538,926

Financial Services – 1.2%
BKF Capital Group, Inc.	100,000	2,930,000
CIT Group, Inc.	59,000	2,206,010
Countrywide Financial Corp.(a)	24,000	945,360
Interactive Data Corp.*	71,542	1,346,420

SWS Group, Inc.	140,800	2,264,064
Waddell & Reed Financial, Inc. (Class “A” Stock)	25,000	550,000

		10,241,854

Food – 4.0%
Corn Products International, Inc.	140,000	6,454,000
Del Monte Foods Co.*	736,373	7,724,553
Flowers Foods, Inc.	305,000	7,884,250
Hain Celestial Group, Inc.*	60,000	1,060,800
Ingles Markets, Inc. (Class “A” Stock)	120,000	1,447,200
John B. Sanfillippo & Sons, Inc.*	3,000	78,600
Performance Food Group Co.*	25,000	592,500
Ralcorp Holdings, Inc.	75,419	2,722,626
Smucker, (J.M.) Co. (The)(a)	74,000	3,286,340
Suprema Specialties, Inc.*(cost $12,750; purchased 11/08/01) (g)	1,000	0
TL Administration Corp.*	310,000	6,510
Weis Markets, Inc.	72,500	2,456,300

		33,713,679

Furniture – 0.1%
Stanley Furniture Co., Inc.	15,000	660,000

Healthcare Services – 0.7%
Accredo Health, Inc.*(a)	24,000	565,680
Laboratory Corp. of America Holdings*(a)	61,170	2,674,352
NeighborCare, Inc.*	54,890	1,391,462
NWH, Inc.	12,000	212,148
Odyssey Healthcare, Inc.*	4,500	79,875
VitalWorks, Inc.*	200,000	746,000

		5,669,517

Hotels & Motels – 1.5%
Aztar Corp.*	136,000	3,604,000
Boca Resorts, Inc. (Class “A” Stock)*	197,500	3,667,575
La Quinta Corp.*	449,400	3,505,320
Prime Hospitality Corp.*	147,600	1,796,292
Wyndham International, Inc. (Class “A” Stock)*	220,000	180,400

		12,753,587

Industrial Products – 4.2%
Acuity Brands, Inc.	50,000	1,188,500
Carlisle Cos., Inc.	35,020	2,238,829
Core Molding Technologies, Inc.*	245,000	654,150
Crane Co.(a)	160,000	4,627,200
Donaldson Co., Inc.	90,000	2,555,100
Eastern Co. (The)	32,400	526,500
Kaman Corp. (Class “A” Stock)	290,000	3,462,600
Myers Industries, Inc.	322,000	3,525,900
Precision Castparts Corp.	98,000	5,884,900
Robbins & Myers, Inc.	33,000	726,000
Roper Industries, Inc.	20,000	1,149,200
TransTechnology Corp.*	40,000	338,800
Tredegar Corp.	74,701	1,359,558
Watts Water Technologies, Inc. (Class “A” Stock)	250,000	6,712,500

		34,949,737

Insurance – 1.4%
Alleghany Corp.*	8,000	2,183,200
Argonaut Group, Inc.*	58,000	1,082,860
CNA Financial Corp.*	310,400	3,290,240
Everest Reinsurance Group Ltd.	22,000	1,635,260
PMI Group, Inc. (The)(a)	25,000	1,014,500
Presidential Life Corp.	29,000	498,220
ProAssurance Corp.*	46,000	1,610,920
UnumProvident Corp.(a)	30,000	470,700

		11,785,900

Internet Services – 0.3%
J Net Enterprises, Inc.*	212,000	561,800
Stellent, Inc.*	227,380	1,753,100

		2,314,900

Machinery & Equipment – 4.9%
AGCO Corp.*	10,000	226,200
Alamo Group, Inc.	12,000	224,520
Albany International Corp. (Class “A” Stock)	61,937	1,846,342
Carbo Ceramics, Inc.	33,000	2,380,620
CLARCOR, Inc.	140,000	6,673,799
Flowserve Corp.*	140,000	3,385,200
Gardner Denver, Inc.*	4,000	110,280
Gencorp, Inc.	458,400	6,211,320
Graco, Inc.	121,294	4,063,349
IDEX Corp.	94,000	3,192,240
Lone Star Technologies, Inc.*	54,087	2,044,489
Selas Corp. of America*	60,000	120,300
Smith, (A.O.) Corp.	38,000	925,300
Tennant Co.	118,190	4,790,241
Thermo Electron Corp.*	80,000	2,161,600
Toro Co. (The)	40,050	2,735,415

		41,091,215

Medical Supplies & Equipment – 4.5%
ArthroCare Corp.*	10,000	292,900
Biosite, Inc.*(a)	10,000	489,600
Cholestech Corp.*	13,800	93,288
CONMED Corp.*	10,000	263,000
DENTSPLY International, Inc.	9,000	467,460
DJ Orthopedics, Inc.*	5,800	102,370
Encore Medical Corp.*	3,800	18,924
Exactech, Inc.*	70,000	1,431,500
Fisher Scientific International, Inc.*	60,610	3,535,381
ICU Medical, Inc.*	25,000	651,000
Inamed Corp.*	85,000	4,051,950
Inverness Medical Innovations, Inc.*	30,000	624,000
Invitrogen Corp.*(a)	32,000	1,759,680
Kensey Nash Corp.*	18,000	471,420
Lifecore Biomedical, Inc.*	195,946	1,371,622
Orthofix International NV (Netherlands)*	17,500	601,125
Owens & Minor, Inc.	205,000	5,207,000
Patterson Companies, Inc.*	6,000	459,360
PolyMedica Corp.(a)	60,505	1,863,554
Regeneration Technologies, Inc.*	20,000	160,400

Schein, (Henry), Inc.*	12,000	747,720
Schick Technologies, Inc.*(a)	70,500	771,975
Sola International, Inc.*	66,000	1,257,300
SurModics, Inc.*(a)	80,530	1,912,588
Sybron Dental Specialties, Inc.*	239,800	7,119,662
Techne Corp.*	30,535	1,165,826
Thoratec Corp.*(a)	70,000	673,400
Young Innovations, Inc.	3,000	99,000

		37,663,005

Metals & Mining – 1.8%
Ampco-Pittsburgh Corp.	34,000	450,840
Barrick Gold Corp. (Canada)(a)	190,000	3,997,600
Circor International, Inc.	50,000	975,000
Kinross Gold Corp. (Canada)*	19,500	132,210
Layne Christensen Co.*	46,000	693,220
Material Sciences Corp.*	373,850	5,043,237
Newmont Mining Corp.(a)	48,000	2,185,440
WHX Corp.*(a)	25,000	27,250
Worthington Industries, Inc.	60,000	1,281,000

		14,785,797

Office Equipment – 0.8%
Danka Business Systems PLC [ADR] (United Kingdom)*	153,070	581,666
Hon Industries, Inc.	62,440	2,471,375
Imagistics International, Inc.*	28,400	954,240
McGrath Rentcorp	35,000	1,279,250
Nashua Corp.*	121,200	1,339,260

		6,625,791

Oil & Gas – 3.8%
Callon Petroleum Co.*	59,000	748,120
Devon Energy Corp.	22,000	1,562,220
El Paso Corp.(a)	175,000	1,608,250
EOG Resources, Inc.(a)	33,500	2,205,975
Equitable Resources, Inc.(a)	45,000	2,443,950
Forest Oil Corp.*(a)	110,000	3,313,200
Key Energy Services, Inc.*	195,620	2,161,601
Kinder Morgan, Inc.	40,000	2,512,800
Newpark Resources, Inc.*	180,000	1,080,000
Noble Corp.*	2,000	89,900
Northwest Natural Gas Co.	14,600	463,258
NUI Corp.	50,000	667,000
Penn Virginia Corp.	24,000	950,160
Pioneer Natural Resources Co.(a)	30,000	1,034,400
Rowan Cos., Inc.*(a)	83,000	2,191,200
Semco Energy, Inc.	245,000	1,345,050
Southwestern Energy Co.*	26,000	1,091,740
W-H Energy Services, Inc.*	15,000	311,250
XTO Energy, Inc.	180,000	5,846,400

		31,626,474

Paper & Forest Products – 0.4%
Boise Cascade Corp.	34,300	1,141,504
CSS Industries, Inc.	12,000	371,280
Pope & Talbot, Inc.	32,600	573,760

Wausau-Mosinee Paper Corp.	80,000	1,332,000

		3,418,544

Personal Services – 0.7%
Matthews International Corp. (Class “A” Stock)	182,040	6,167,515

Pharmaceuticals – 0.2%
Bone Care International, Inc.*	40,000	972,000
CollaGenex Pharmaceuticals, Inc.*	3,800	24,890
Priority Healthcare Corp. (Class “B” Stock)*	18,000	362,700

		1,359,590

Printing & Publishing – 3.1%
Bowne & Co., Inc.	157,220	2,042,288
Hollinger International, Inc.	105,175	1,818,476
Journal Communications, Inc. (Class “A” Stock)	142,628	2,501,695
Journal Register Co.*	190,000	3,591,000
Lee Enterprises, Inc.	102,517	4,750,638
Martha Stewart Living Omnimedia, Inc.*(a)	15,000	235,500
McClatchy Co.	12,000	849,960
Nelson, (Thomas), Inc.	70,000	1,368,500
PRIMEDIA, Inc.*	900,000	2,115,000
Pulitzer, Inc.	141,000	6,965,399

		26,238,456

Real Estate – 0.5%
Coachmen Industries, Inc.	65,300	1,030,434
Glenborough Realty Trust, Inc. [REIT]	10,000	207,700
Griffin Land & Nurseries, Inc.*	47,717	1,145,208
Innkeepers USA Trust [REIT]	90,000	1,119,600
Sun Communities, Inc.[REIT]	27,000	1,058,130

		4,561,072

Restaurants – 1.2%
RARE Hospitality International, Inc.*	12,000	319,800
Ruby Tuesday, Inc.	10,000	278,700
Steak ‘n Shake Co. (The)*	235,000	4,013,800
Triarc Cos., Inc. (Class “A” Stock)	144,100	1,647,063
Triarc Cos., Inc. (Class “B” Stock)	295,400	3,388,238
Wendy’s International, Inc.	18,000	604,800

		10,252,401

Retail & Merchandising – 1.4%
Big 5 Sporting Goods Corp.*	10,000	228,000
Bon-Ton Stores, Inc.	40,000	487,600
Coldwater Creek, Inc.*	2,250	46,958
Fred’s, Inc.	27,000	484,920
Movado Group, Inc.	31,000	527,000
Neiman Marcus Group, Inc. (Class “A” Stock)(a)	60,000	3,449,999
Office Depot, Inc.*(a)	107,130	1,610,164
Paxar Corp.*	78,418	1,778,520
School Specialty, Inc.*(a)	3,000	118,230
Sports Authority, Inc. (The)*	59,454	1,379,333
United Auto Group, Inc.	50,000	1,254,500

		11,365,224

Semiconductors – 0.5%
Axcelis Technologies, Inc.*	256,000	2,119,680
MKS Instruments, Inc.*	18,000	275,760

Mykrolis Corp.*	80,000	805,600
Omnivision Technologies, Inc.*(a)	68,000	962,200

		4,163,240

Telecommunications – 3.0%
Acme Communications, Inc.*	200,000	1,190,000
Andrew Corp.*(a)	25,000	306,000
AO VimpelCom [ADR] (Russia)*	44,000	4,787,200
Centennial Communications, Inc.*	66,000	388,080
Cincinnati Bell, Inc.*	700,000	2,443,000
Commonwealth Telephone Enterprises, Inc.*	154,900	6,745,895
Communications Systems, Inc.	54,400	452,608
D & E Communications, Inc.	100,000	1,150,000
General Communication, Inc.*	90,000	814,500
Leap Wireless International, Inc.*(a)	50,000	105
Nextel Communications, Inc. (Class “A” Stock)*(a)	20,000	476,800
Nextel Partners, Inc. (Class “A” Stock)*(a)	25,000	414,500
Pegasus Communications Corp.*(a)	46,000	345,000
Plantronics, Inc.	5,000	216,200
Rogers Wireless Communications, Inc. (Class “B” Stock)*	46,000	1,444,860
Rural Cellular Corp.*	94,000	647,660
Sycamore Networks, Inc.*	352,000	1,330,560
Western Wireless Corp. (Class “A” Stock)*(a)	70,000	1,799,700

		24,952,668

Transportation – 1.0%
GATX Corp.(a)	230,000	6,131,800
Hub Group, Inc. (Class “A” Stock) (Canada)*	30,000	1,117,500
Landstar System, Inc.*	2,000	117,360
Ryder System, Inc.	30,000	1,411,200

		8,777,860

Utilities – 5.4%
AES Corp.*	123,500	1,233,765
Allegheny Energy, Inc.*(a)	110,000	1,755,600
Allete, Inc.	34,816	1,131,520
Alliant Energy Corp.	45,000	1,119,600
American States Water Co.	5,000	124,500
Aquila, Inc.*	730,000	2,277,600
Artesian Resources Corp. (Class “A” Stock)	450	12,231
Atmos Energy Corp.	35,000	881,650
Avista Corp.	30,000	543,000
California Water Service Group	5,000	146,850
Cascade Natural Gas Corp.	15,000	318,450
Central Vermont Public Service Corp.	69,000	1,387,590
CH Energy Group, Inc.	50,100	2,294,580
Chesapeake Utilities Corp.	6,000	150,600
Cleco Corp.	75,000	1,293,000
CMS Energy Corp.*(a)	100,000	952,000
Connecticut Water Service, Inc.	5,650	149,386
Consolidated Water Co. Ltd.	2,500	58,953
Delta Natural Gas Co., Inc.	5,000	134,900
Duquesne Light Holdings, Inc.(a)	200,000	3,592,000
El Paso Electric Co.*	290,000	4,660,300

Empire District Electric Co.	20,000	411,000
Energy West, Inc.*	13,000	79,300
EnergySouth, Inc.	1,800	49,050
Green Mountain Power Corp.	800	20,840
Ionics, Inc.*(a)	58,190	1,571,130
Laclede Group, Inc. (The)	20,000	584,600
Maine & Maritimes Corp.	15,800	458,200
MGE Energy, Inc.	15,000	477,300
Middlesex Water Co.	7,866	140,959
New Jersey Resources Corp.	5,000	207,000
Otter Tail Power Co.	33,000	841,500
Pennichuck Corp.	2,001	48,824
RGC Resources, Inc.	2,000	47,158
SJW Corp.	79,000	2,608,580
South Jersey Industries, Inc.	6,000	286,500
Southern Union Co.*(a)	84,000	1,722,000
Southwest Gas Corp.	70,000	1,676,500
Southwest Water Co.	13,580	166,355
TXU Corp.(a)	10,000	479,200
UIL Holdings Corp.	14,000	688,660
Unisource Energy Corp.(a)	60,000	1,461,000
Unitil Corp.	6,000	162,030
Westar Energy, Inc.	340,000	6,868,000
York Water Co.	2,904	50,355

		45,324,116

TOTAL COMMON STOCK (Cost $632,293,969)		787,725,689

PREFERRED STOCK – 0.2%
Aerospace – 0.1%
Sequa Corp. $5 [CVT]*	9,000	868,500

Broadcasting – 0.1%
News Corp. Ltd., 0.72% [ADR] (Australia)	15,000	469,950

TOTAL PREFERRED STOCK (Cost $1,150,638)		1,338,450

TOTAL LONG-TERM INVESTMENTS (Cost $633,444,607)		789,064,139

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.8%
Certificates of Deposit – 0.5%
Banco Santander PR
1.671%, 10/07/04 (b) (c)	$2,287	2,286,944
Westdeutsche Landesbank
1.50%, 01/10/05 (b)	1,683	1,682,417

		3,969,361

Commercial Paper – 0.2%
Falcon Asset Securitization
1.66%, 10/05/04 (b)	934	932,825

Victory Receivables Corp.
1.80%, 10/22/04 (b)	941	940,133

		1,872,958

Corporate Obligations – 3.8%
Bear Stearns
1.905%, 10/01/04 (b) (c)	204	203,889
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	877	876,512
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	2,243	2,243,134
Natexis Banque
1.922%, 10/01/04 (b) (c)	5,091	5,090,261
1.975%, 10/01/04 (b)(c)	8,862	8,860,123
Societe Generale
1.95%, 10/01/04 (b) (c)	2,173	2,172,613
Swedbank NY
1.72%, 10/15/04 (b)(c)	7,440	7,438,915
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	5,267	5,266,018

		32,151,465

Time Deposit – 0.2%
UBS Bank
1.98%, 10/01/04 (b)	1,889	1,889,100

	Shares
Non-Registered Investment Company – 4.1%
BlackRock Institutional Money Market Trust(b) (j)	34,413,678	34,413,677

TOTAL SHORT-TERM INVESTMENTS (Cost $74,296,561)		74,296,561

Total Investments — 102.7% (Cost $707,741,168(p))		863,360,700
Liabilities in Excess of Other Assets — (2.7%)		(22,499,850)

Net Assets — 100.0%		$840,860,850

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

CVT	Convertible Security

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $71,699,537; cash collateral of $74,296,561 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $12,750. The aggregate value, $0, represents 0.00% of net assets.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $713,226,897; accordingly, net unrealized appreciation on investments for federal income tax purposes was $150,133,803 (gross unrealized appreciation - $180,990,051; gross unrealized depreciation - $30,856,248). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST DeAM Small-Cap Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 88.4%
COMMON STOCK
Aerospace – 2.7%
DRS Technologies, Inc.*	19,300	$722,592
Esterline Technologies Corp.*	19,400	593,446
Moog, Inc. (Class “A” Stock)*	22,800	827,640

		2,143,678

Automobile Manufacturer – 1.0%
Arctic Cat, Inc.	29,600	768,120

Automotive Parts – 2.1%
Cooper Tire & Rubber Co.(a)	16,200	326,754
Hayes Lemmerz International, Inc.*	25,100	255,016
Tenneco Automotive, Inc.*	38,800	508,280
Wabash National Corp.*(a)	20,600	565,882

		1,655,932

Broadcasting – 0.6%
4Kids Entertainment, Inc.*	23,900	482,780

Building Materials – 0.9%
Genlyte Group, Inc.*	6,600	424,974
NCI Building Systems, Inc.*	7,600	242,440

		667,414

Business Services – 1.1%
CSG Systems International, Inc.*	24,000	369,840
Parametric Technology Corp.*	86,700	457,776

		827,616

Chemicals – 2.5%
FMC Corp.*	8,500	412,845
NewMarket Corp.*	27,200	567,936
Octel Corp.	20,000	424,800
Terra Industries, Inc.*	68,000	588,880

		1,994,461

Clothing & Apparel – 0.8%
Skechers USA, Inc. (Class “A” Stock)*	39,600	574,992
Stride Rite Corp.	5,700	58,425

		633,417

Commercial Services – 0.9%
NCO Group, Inc.*	26,400	711,480

Computer Services & Software – 3.4%
BISYS Group, Inc. (The)*	49,100	717,351
E.piphany, Inc.*	33,300	134,199
Internet Security Systems, Inc.*	10,700	181,900
MTS Systems Corp.	26,400	561,000
Perot Systems Corp.*	29,500	473,770
THQ, Inc.*	31,500	612,990

		2,681,210

Conglomerates – 0.6%
Griffon Corp.*	23,900	504,290

Construction – 0.5%
URS Corp.*	13,400	357,512

Consumer Products & Services – 4.6%
American Greetings Corp. (Class “A” Stock)(a)	20,000	502,400
Blyth, Inc.	5,600	173,040
Buckeye Technologies, Inc.*	57,300	638,895
Dollar Thrifty Automotive Group, Inc.*	21,000	510,930
Jacuzzi Brands, Inc.*	58,100	540,330
Nu Skin Enterprises, Inc. (Class “A” Stock)	25,000	587,750
Stewart Enterprises, Inc.*	94,100	653,995

		3,607,340

Containers & Packaging – 1.0%
Silgan Holdings, Inc.	16,100	745,430

Diversified Operations – 0.3%
Walter Industries, Inc.	12,300	197,046

Electronic Components & Equipment – 0.5%
Stoneridge, Inc.*	3,400	47,940
Woodward Governor Co.	5,400	364,446

		412,386

Equipment Services – 0.8%
United Rentals, Inc.*(a)	38,600	613,354

Financial - Bank & Trust – 10.5%
BankUnited Financial Corp.*	35,500	1,034,825
Cathay Bancorp, Inc.	8,600	319,834
Central Pacific Financial Corp.	5,300	145,856
Chittenden Corp.	7,700	209,825
Commercial Capital Bancorp, Inc.	19,100	433,379
Corus Bankshares, Inc.	10,100	435,613
First Republic Bank	17,900	823,400
FirstFed Financial Corp.*	16,500	806,520
Greater Bay Bancorp	6,600	189,750
IBERIABANK Corp.	2,500	144,300
Mid-State Bancshares	2,800	72,044
NBT Bancorp, Inc.	4,200	98,406
Pacific Capital Bancorp	7,733	228,742
PFF Bancorp, Inc.	9,400	359,738
Prosperity Bancshares, Inc.	7,800	208,416
Provident Bancshares Corp.	10,700	358,985
Sterling Financial Corp.*	23,704	835,329
Susquehanna Bancshares, Inc.	5,500	135,300
Texas Regional Bancshares, Inc. (Class “A” Stock)	11,700	363,753
United Bancshares, Inc.	18,100	627,165
USB Holding Co., Inc.	1,890	47,779
Wesbanco, Inc.	3,900	113,412
Westamerica Bancorp	2,300	126,247
Yardville National Bancorp	2,600	75,660

		8,194,278

Financial Services – 3.3%
Downey Financial Corp.	15,700	862,872
ITLA Capital Corp.*	5,900	272,580
Metris Companies, Inc.*	37,700	368,706

New Century Financial Corp.*(a)	8,800	529,936
Park National Corp.	900	114,507
West Coast Bancorp	3,100	64,573
WSFS Financial Corp.	7,100	355,000

		2,568,174

Food – 2.4%
Corn Products International, Inc.	24,400	1,124,840
J&J Snack Foods Corp.*	5,000	214,400
Lance, Inc.	14,400	232,560
Ruddick Corp.	16,500	324,060

		1,895,860

Furniture – 0.9%
Haverty Furniture Co., Inc.	39,700	696,338

Healthcare Services – 0.7%
RehabCare Group, Inc.*	2,300	52,969
Res-Care, Inc.*	39,300	465,705

		518,674

Industrial Products – 1.4%
Myers Industries, Inc.	17,160	187,902
Tredegar Corp.	51,800	942,760

		1,130,662

Insurance – 2.7%
Navigators Group, Inc.*	8,500	248,540
Philadelphia Consolidated Holdings Corp.*	14,300	788,216
Stewart Information Services Corp.	13,700	539,780
United Insurance Cos., Inc.	16,200	530,388

		2,106,924

Internet Services – 0.2%
EarthLink, Inc.*(a)	13,000	133,900

Lumber & Wood Products – 0.9%
Longview Fibre Co.	45,400	692,350

Machinery & Equipment – 2.1%
Lennox International, Inc.	14,800	221,112
Rofin-Sinar Technologies, Inc.*	22,800	669,864
Stewart & Stevenson Services, Inc.	44,400	784,548

		1,675,524

Medical Supplies & Equipment – 2.4%
Cambrex Corp.	17,400	381,930
Haemonetics Corp.*	27,100	889,964
Hologic, Inc.*	9,100	175,357
Sola International, Inc.*	22,200	422,910

		1,870,161

Metals & Mining – 1.7%
Carpenter Technology Corp.	9,100	434,434
Quanex Corp.	3,200	164,096
Steel Technologies, Inc.	4,300	110,153
Stillwater Mining Co.*	38,700	599,850

		1,308,533

Oil & Gas – 8.6%
Cimarex Energy Co.*	28,400	992,296
Energen Corp.	21,400	1,103,170
Giant Industries, Inc.*	27,600	670,680

Houston Exploration Co.*	8,200	486,670
Piedmont Natural Gas Co., Inc.	3,500	153,790
Southwestern Energy Co.*	25,800	1,083,342
Stone Energy Corp.*	12,800	560,128
Tesoro Petroleum Corp.*	25,500	753,015
Vintage Petroleum, Inc.	45,200	907,164

		6,710,255

Paper & Forest Products – 1.3%
Pope & Talbot, Inc.	42,600	749,760
Potlatch Corp.	5,600	262,136

		1,011,896

Pharmaceuticals – 1.8%
Alpharma, Inc. (Class “A” Stock)	35,900	656,611
Perrigo Co.	10,200	209,610
Valeant Pharmaceuticals International	22,800	549,936

		1,416,157

Printing & Publishing – 1.3%
Consolidated Graphics, Inc.*	16,400	687,160
Scholastic Corp.*	11,800	364,502

		1,051,662

Real Estate – 10.5%
Alexandria Real Estate Equities, Inc. [REIT]	3,900	256,308
American Financial Realty Trust [REIT]	24,100	340,051
Amli Residential Properties Trust[REIT]	7,800	238,290
Brandywine Realty Trust[REIT]	10,200	290,496
Capital Automotive[REIT]	8,500	265,795
CarrAmerica Realty Corp.[REIT]	11,300	369,511
Commercial Net Lease Realty, Inc.[REIT]	14,400	262,368
Corporate Office Properties Trust[REIT]	8,500	217,770
Essex Property Trust, Inc. [REIT](a)	4,200	301,770
First Industrial Realty Trust, Inc.[REIT]	8,900	328,410
Gables Residential Trust[REIT]	6,700	228,805
HealthCare Realty Trust, Inc.[REIT]	7,900	308,416
Heritage Property Investment Trust[REIT]	7,300	212,941
Highwoods Properties, Inc.[REIT]	12,600	310,086
Home Properties of New York, Inc.[REIT]	7,700	304,612
IMPAC Mortgage Holdings, Inc.[REIT]	12,200	320,860
Jones Lang Lasalle, Inc.*[REIT]	4,200	138,642
Kilroy Realty Corp.[REIT]	7,300	277,619
Manufactured Home Communities, Inc.[REIT]	5,200	172,848
Mid-America Apartment Communities, Inc.[REIT]	5,800	225,910
Nationwide Health Properties, Inc.[REIT]	11,600	240,700
Pennsylvania Real Estate Investment Trust[REIT]	7,700	297,682
Post Properties, Inc.[REIT](a)	700	20,930
Prentiss Properties Trust[REIT]	9,700	349,200
RAIT Investment Trust[REIT]	8,300	227,005
Realty Income Corp.[REIT]	8,200	369,246
Redwood Trust, Inc. [REIT](a)	4,400	274,648
Senior Housing Properties Trust[REIT]	11,600	206,712
Sovran Self Storage, Inc.[REIT]	4,500	176,310
Summit Properties, Inc.[REIT]	7,600	205,580
Sun Communities, Inc.[REIT]	5,700	223,383

Taubman Centers, Inc. [REIT]	5,200	134,316
Washington Real Estate Investment Trust [REIT]	8,000	242,400

		8,339,620

Restaurants – 2.3%
Dave & Buster’s, Inc.*	41,000	778,180
Jack in the Box, Inc.*	32,600	1,034,398

		1,812,578

Retail & Merchandising – 2.1%
Cash America International, Inc.	32,000	782,720
Genesco, Inc.*	25,100	591,105
Movado Group, Inc.	16,100	273,700

		1,647,525

Semiconductors – 1.8%
Integrated Device Technology, Inc.*	45,300	431,709
Photronics, Inc.*(a)	29,500	490,290
Standard Microsystems Corp.*	29,400	514,794

		1,436,793

Telecommunications – 1.3%
Brightpoint, Inc.*	20,000	344,000
Commscope, Inc.*	27,400	591,840
CT Communications, Inc.	5,900	81,361

		1,017,201

Transportation – 2.1%
Laidlaw International, Inc.*	61,600	1,013,320
Swift Transportation Co., Inc.*	37,900	637,478

		1,650,798

Utilities – 1.8%
CMS Energy Corp.*(a)	77,400	736,848
Sierra Pacific Resources*	15,400	137,830
South Jersey Industries, Inc.	2,800	133,700
Southern Union Co.*(a)	19,590	401,595

		1,409,973

TOTAL LONG-TERM INVESTMENTS (Cost $64,586,482)		69,299,302

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 5.3%
Certificates of Deposit – 0.6%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$459	459,011

Commercial Paper – 0.3%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	262	262,196

Corporate Obligations – 1.5%
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	316	315,544
Morgan Stanley
1.955%, 10/01/04 (b) (c)	213	212,698

Natexis Banque
1.975%, 10/01/04 (b)(c)	661	660,691
Swedbank NY
1.72%, 10/15/04 (b)(c)	22	21,540

		1,210,473

Time Deposit – 0.1%
UBS Bank
1.98%, 10/01/04 (b)	76	76,140

U.S. Treasury Bills – 0.8%
U.S.Treasury Bills
1.41%, 10/28/04 (k)(n)	620	619,343
1.57%, 10/28/04 (k)(n)	30	29,965

		649,308

	Shares
Non-Registered Investment Company – 2.0%
BlackRock Institutional Money Market Trust(b) (j)	1,473,501	1,473,501

TOTAL SHORT-TERM INVESTMENTS (Cost $4,130,629)		4,130,629

Total Investments — 93.7% (Cost $68,717,111 (p))		73,429,931
Other Assets in Excess of Liabilities — 6.3%		4,950,803

Net Assets — 100.0%		$78,380,734

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $3,392,047; cash collateral of $3,481,321 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(k)	Securities with an aggregate market value of $649,308 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Description	Expiration Month	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation
Long Position:
30	Russell 2000	Dec 04	$8,521,896	$8,610,000	$88,104

(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $68,757,800; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,672,131 (gross unrealized appreciation - $5,456,394; gross unrealized depreciation - $784,263). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Goldman Sachs Mid-Cap Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.3%
COMMON STOCK
Aerospace & Defense – 1.9%
Alliant Techsystems, Inc.*	71,825	$4,345,413

Apparel/Shoes – 3.3%
Chico’s FAS, Inc.*(a)	99,075	3,388,365
Reebok International Ltd.(a)	113,475	4,166,802

		7,555,167

Auto Parts & Related – 2.1%
Gentex Corp.(a)	134,750	4,733,768

Banks – 1.1%
M&T Bank Corp.	26,125	2,500,163

Biotechnology – 1.5%
Biogen Idec, Inc.*(a)	36,750	2,247,998
MedImmune, Inc.*	52,450	1,243,065

		3,491,063

Broadcasting & Cable/Satellite TV – 7.6%
Cablevision Systems New York Group (Class “A” Stock)*(a)	206,575	4,189,340
Citadel Broadcasting Co.*(a)	288,679	3,700,865
EchoStar Communications Corp. (Class “A” Stock)*(a)	93,150	2,898,828
Entravision Communications Corp. (Class “A” Stock)*	372,280	2,833,051
Univision Communications, Inc. (Class “A” Stock)*(a)	115,700	3,657,277

		17,279,361

Commercial Services – 6.5%
ARAMARK Corp. (Class “B” Stock)	172,275	4,158,719
Iron Mountain, Inc.*(a)	128,065	4,334,999
Moody’s Corp.	42,725	3,129,606
Pitney Bowes, Inc.	71,350	3,146,535

		14,769,859

Computer Hardware – 1.7%
Avocent Corp.*	151,420	3,941,463

Computer Software – 8.6%
Cognos, Inc. (Canada)*	118,975	4,225,991
Electronic Arts, Inc.*	33,950	1,561,361
Intuit, Inc.*	61,550	2,794,370
Manhattan Associates, Inc.*(a)	138,194	3,374,697
Mercury Interactive Corp.*(a)	27,000	941,760
NAVTEQ Corp.*	37,100	1,322,244
Salesforce.com, Inc.*(a)	102,000	1,594,260
Symantec Corp.*(a)	23,950	1,314,376
Take-Two Interactive Software, Inc.*(a)	74,600	2,450,610

		19,579,669

Drugs & Medicine – 0.9%
OSI Pharmaceuticals, Inc.*(a)	34,300	2,108,078

Gaming/Lodging – 4.0%
GTECH Holdings Corp.(a)	159,600	4,041,072

Harrah’s Entertainment, Inc.(a)	64,375	3,410,588
Marriott International, Inc. (Class “A” Stock)	33,675	1,749,753

		9,201,413

Household/Personal Care – 1.5%
Energizer Holdings, Inc.*(a)	74,900	3,452,890

Insurance – 3.9%
Ambac Financial Group, Inc.	31,350	2,506,433
RenaissanceRe Holdings Ltd.	47,400	2,444,892
Willis Group Holdings Ltd. (United Kingdom)	105,325	3,939,155

		8,890,480

Internet & Online – 2.6%
CheckFree Corp.*	148,475	4,108,303
CNET Networks, Inc.*(a)	204,200	1,868,430

		5,976,733

Manufacturing – 0.7%
American Standard Cos., Inc.*	41,950	1,632,275

Medical Products – 3.8%
Allergan, Inc.	20,025	1,452,814
Fisher Scientific International, Inc.*	66,716	3,891,544
St. Jude Medical, Inc.*	44,300	3,334,461

		8,678,819

Movies & Entertainment – 0.5%
Lodgenet Entertainment Corp.*	81,350	1,073,820

Networking/Telecom Equipment – 4.5%
Adtran, Inc.(a)	173,800	3,941,784
FLIR Systems, Inc.*(a)	60,300	3,527,550
Juniper Networks, Inc.*(a)	116,600	2,751,760

		10,221,094

Oil & Gas – 1.0%
XTO Energy, Inc.	66,700	2,166,416

Other Consumer Discretionary – 3.5%
Harman International Industries, Inc.	42,050	4,530,888
ITT Educational Services, Inc.*	66,025	2,380,201
Select Comfort Corp.*(a)	57,100	1,039,220

		7,950,309

Other Energy – 2.2%
Smith International, Inc.*(a)	82,750	5,025,408

Other Health Care – 6.0%
Caremark Rx, Inc.*(a)	120,475	3,863,633
Charles River Laboratories International, Inc.*(a)	122,875	5,627,674
Millipore Corp.*(a)	85,210	4,077,299

		13,568,606

Other Producer Goods & Services – 3.0%
Global Payments, Inc.	42,300	2,265,165
Grainger, (W.W.), Inc.	78,225	4,509,671

		6,774,836

Other Technology – 2.2%
Amphenol Corp.*	104,000	3,563,040
National Instruments Corp.	50,100	1,516,527

		5,079,567

Publishing – 3.9%
Lamar Advertising Co.*(a)	122,050	5,078,500

Scripps, (E.W.) Co. (Class “A” Stock)(a)	79,960	3,820,489

		8,898,989

Real Estate – 0.7%
MoneyGram International, Inc.	96,700	1,651,636

Restaurants – 1.4%
Chang’s China Bistro, (P.F.), Inc.*(a)	66,814	3,239,811

Retailing – 8.4%
Bed Bath & Beyond, Inc.*(a)	34,400	1,276,584
CarMax, Inc.*(a)	133,300	2,872,615
Dollar Tree Stores, Inc.*(a)	106,925	2,881,629
Ethan Allen Interiors, Inc.	66,025	2,294,369
PETCO Animal Supplies, Inc.*	155,570	5,080,915
Williams-Sonoma, Inc.*(a)	123,475	4,636,486

		19,042,598

Semiconductors/Semi Cap – 5.8%
KLA-Tencor Corp.*(a)	84,725	3,514,392
Linear Technology Corp.(a)	58,400	2,116,416
Marvell Technology Group Ltd.*(a)	89,600	2,341,248
Microchip Technology, Inc.(a)	75,750	2,033,130
Tessera Technologies, Inc.*	142,000	3,138,200

		13,143,386

Telecommunications – 1.3%
Crown Castle International Corp.*(a)	203,875	3,033,660

Tobacco – 1.1%
UST, Inc.	59,425	2,392,451

Transportation – 1.1%
Robinson Worldwide, (C.H.), Inc.(a)	55,750	2,586,243

TOTAL LONG-TERM INVESTMENTS (Cost $209,313,485)		223,985,444

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 42.7%
Certificates of Deposit – 4.0%
Banco Santander PR
1.671%, 10/07/04 (b) (c)	$2,947	2,946,551
1.80%, 10/25/04 (b)	1,409	1,409,330
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	1,388	1,387,772
1.72%, 05/25/05 (b)	933	933,278
Eurohypo AG
1.80%, 10/22/04 (b)	1,771	1,771,119
Fortis Bank NY
1.775%, 06/06/05 (b)	688	687,723

		9,135,773

Corporate Obligations – 19.3%
Bear Stearns
1.905%, 10/01/04 (b) (c)	3,968	3,968,231
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	7,426	7,425,694
Morgan Stanley
1.955%, 10/01/04 (b) (c)	4,407	4,406,913

Natexis Banque
1.922%, 10/01/04 (b) (c)	3,260	3,259,823
1.975%, 10/01/04 (b)(c)	6,216	6,214,393
Societe Generale
1.95%, 10/01/04 (b) (c)	5,649	5,648,160
Swedbank NY
1.72%, 10/15/04 (b)(c)	6,817	6,815,576
Victory Receivables Corp.
1.80%, 10/22/04 (b)	243	243,052
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	5,900	5,899,017

		43,880,859

Time Deposit – 1.0%
UBS Bank
1.98%, 10/01/04 (b)	2,358	2,357,624

	Shares
Non-Registered Investment Company – 18.4%
BlackRock Institutional Money Market Trust(b)(j)	41,937,487	41,937,487

TOTAL SHORT-TERM INVESTMENTS (Cost $97,311,743)		97,311,743

Total Investments — 141.0% (Cost $306,625,228 (p))		321,297,187
Liabilities in Excess of Other Assets — (41.0%)		(93,477,886)

Net Assets — 100.0%		$227,819,301

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $94,630,671; cash collateral of $97,311,743 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional investors only.
(p)	The United States federal income tax basis of the Fund’s investments was $307,128,762; accordingly, net unrealized appreciation on investments for federal income tax purposes was $14,168,425 (gross unrealized appreciation - $22,264,493; gross unrealized depreciation - $8,096,068). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Neuberger Berman Mid-Cap Growth

Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.9%
COMMON STOCK
Advertising – 1.1%
Getty Images, Inc.*(a)	70,000	$3,871,000

Aerospace – 0.6%
Rockwell Collins, Inc.	56,500	2,098,410

Beverage – 0.5%
Constellation Brands, Inc. (Class “A” Stock)*	48,500	1,845,910

Broadcasting – 3.1%
Scripps, (E.W.) Co. (Class “A” Stock)	112,200	5,360,916
Univision Communications, Inc. (Class “A” Stock)*	105,000	3,319,050
XM Satellite Radio Holdings, Inc.*	68,500	2,124,870

		10,804,836

Business Services – 4.7%
Alliance Data Systems Corp.*	196,000	7,949,760
Corporate Executive Board Co.(a)	107,500	6,583,300
Iron Mountain, Inc.*	53,000	1,794,050

		16,327,110

Chemicals – 1.0%
Air Products & Chemicals, Inc.	30,500	1,658,590
Cytec Industries, Inc.	36,500	1,786,675

		3,445,265

Clothing & Apparel – 1.6%
Coach, Inc.*	128,000	5,429,760

Computer Hardware – 1.8%
Apple Computer, Inc.*(a)	87,500	3,390,625
Lexmark International, Inc.*(a)	36,000	3,024,360

		6,414,985

Computer Services & Software – 6.1%
Adobe Systems, Inc.	53,000	2,621,910
Cognizant Technology Solutions Corp. (Class “A” Stock)*	159,000	4,851,090
Cognos, Inc. (Canada)*	52,000	1,847,040
Electronic Arts, Inc.*	74,000	3,403,260
Mercury Interactive Corp.*(a)	128,000	4,464,640
NAVTEQ Corp.*	27,600	983,664
TIBCO Software, Inc.*	345,500	2,940,205

		21,111,809

Containers & Packaging – 1.9%
Packaging Corp. of America	112,500	2,752,875
Pactiv Corp.*	171,600	3,989,700

		6,742,575

Electronic Components & Equipment – 7.2%
Gentex Corp.(a)	44,400	1,559,772
Harman International Industries, Inc.	54,500	5,872,375
Jabil Circuit, Inc.*	78,000	1,794,000
Molex, Inc.	142,500	4,249,350
Zebra Technologies Corp. (Class “A” Stock)*(a)	191,625	11,691,041

		25,166,538

Entertainment & Leisure – 3.4%
MGM Mirage, Inc.*	25,140	1,248,201
Royal Caribbean Cruises Ltd.	119,500	5,210,200
Station Casinos, Inc.(a)	108,500	5,320,840

		11,779,241

Financial Services – 7.5%
Capital Source, Inc.*(a)	165,500	3,697,270
Chicago Mercantile Exchange Holding, Inc.(a)	14,500	2,338,850
First Marblehead Corp.*	89,000	4,129,600
Investors Financial Services Corp.(a)	141,000	6,363,330
Legg Mason, Inc.	63,750	3,395,963
Moody’s Corp.	62,100	4,548,825
Providian Financial Corp.*	112,000	1,740,480

		26,214,318

Financial-Brokerage – 0.5%
Ameritrade Holding Corp.*	141,500	1,699,415

Food – 1.4%
Hershey Foods Corp.	50,500	2,358,855
Smucker, (J.M.) Co. (The)(a)	55,000	2,442,550

		4,801,405

Healthcare Services – 2.1%
Coventry Health Care, Inc.*(a)	20,000	1,067,400
Stericycle, Inc.*	95,000	4,360,500
VCA Antech, Inc.*	85,000	1,753,550

		7,181,450

Hotels & Motels – 1.0%
Marriott International, Inc. (Class “A” Stock)	69,000	3,585,240

Industrial Products – 3.2%
Donaldson Co., Inc.	150,000	4,258,500
Fastenal Co.	122,000	7,027,200

		11,285,700

Internet Services – 1.6%
F5 Networks, Inc.*	67,500	2,056,050
Juniper Networks, Inc.*(a)	143,500	3,386,600

		5,442,650

Machinery & Equipment – 5.4%
Danaher Corp.	109,000	5,589,520
Eaton Corp.	79,000	5,009,390
Grainger (W.W.), Inc.	46,500	2,680,725
National Oilwell, Inc.*	52,500	1,725,150
Thermo Electron Corp.*	139,000	3,755,780

		18,760,565

Medical Supplies & Equipment – 12.3%
Advanced Neuromodulation Systems, Inc.*(a)	60,000	1,821,000
Bard, (C.R.), Inc.	89,000	5,040,069
Cytyc Corp.*	110,000	2,656,500
Fisher Scientific International, Inc.*(a)	42,500	2,479,025
Genzyme Corp.*(a)	65,000	3,536,650
Invitrogen Corp.*(a)	55,000	3,024,450
Kinetic Concepts, Inc.*	90,500	4,755,775
Kyphon, Inc.*	70,500	1,746,990
Martek Biosciences Corp.*(a)	53,000	2,577,920
Protein Design Labs, Inc.*	163,500	3,201,330
ResMed, Inc.*(a)	52,500	2,499,525

St. Jude Medical, Inc.*	35,500	2,672,085
Varian Medical Systems, Inc.*	100,500	3,474,285
Zimmer Holdings, Inc.*	42,800	3,382,912

		42,868,516

Oil & Gas – 6.3%
Baker Hughes, Inc.	70,500	3,082,260
Canadian Natural Resources Ltd.	65,000	2,588,950
Murphy Oil Corp.	54,000	4,685,580
Smith International, Inc.*(a)	67,700	4,111,421
XTO Energy, Inc.	225,000	7,308,000

		21,776,211

Pharmaceuticals – 4.1%
Celgene Corp.*(a)	79,000	4,600,170
Gilead Sciences, Inc.*(a)	149,000	5,569,620
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)	153,000	3,970,350

		14,140,140

Restaurants – 2.1%
Applebee’s International, Inc.	101,250	2,559,600
Starbucks Corp.*(a)	103,000	4,682,380

		7,241,980

Retail & Merchandising – 7.5%
Bed Bath & Beyond, Inc.*	43,600	1,617,996
Nordstrom, Inc.	79,000	3,020,960
PETsMART, Inc.(a)	185,000	5,252,150
Staples, Inc.	118,500	3,533,670
Tuesday Morning Corp.*	135,000	4,174,200
Whole Foods Market, Inc.(a)	53,000	4,546,870
Williams-Sonoma, Inc.*(a)	106,000	3,980,300

		26,126,146

Semiconductors – 3.5%
Altera Corp.*(a)	132,000	2,583,240
Linear Technology Corp.	92,500	3,352,200
Microchip Technology, Inc.(a)	126,000	3,381,840
Microsemi Corp.*	192,300	2,711,430

		12,028,710

Telecommunications – 5.4%
American Tower Corp. (Class “A” Stock)*(a)	112,500	1,726,875
Avaya, Inc.*(a)	131,000	1,826,140
Corning, Inc.*(a)	239,000	2,648,120
Nextel Partners, Inc. (Class “A” Stock)*(a)	550,000	9,119,000
Western Wireless Corp. (Class “A” Stock)*(a)	130,500	3,355,155

		18,675,290

Transportation – 2.0%
C.H. Robinson Worldwide, Inc.(a)	42,500	1,971,575
J.B. Hunt Transport Services, Inc.	133,000	4,939,620

		6,911,195

TOTAL LONG-TERM INVESTMENTS (Cost $275,664,235)		343,776,370

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 20.7%
Certificates of Deposit – 3.0%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$1,843	1,842,292
1.80%, 10/25/04 (b)	3,505	3,504,519
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	1,051	1,050,828
Eurohypo AG
1.80%, 10/22/04 (b)	537	537,303
Fortis Bank NY
1.775%, 06/06/05 (b)	74	73,501
Westdeutsche Landesbank
1.50%, 01/10/05 (b)	3,394	3,392,774

		10,401,217

Commercial Paper – 3.1%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	10,932	10,918,995

Corporate Obligations – 7.0%
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	2,232	2,232,407
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	6,385	6,384,505
Morgan Stanley
1.86%, 10/01/04 (b)(c)	3,459	3,459,173
1.955%, 10/01/04 (b) (c)	2,273	2,272,994
Natexis Banque
1.922%, 10/01/04 (b)(c)	1,236	1,235,460
1.975%, 10/01/04 (b)(c)	1,259	1,258,957
Societe Generale
1.95%, 10/01/04 (b) (c)	1,764	1,763,463
Swedbank NY
1.72%, 10/15/04 (b)(c)	4,705	4,704,375
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	767	767,074

		24,078,408

Time Deposit – 2.0%
UBS Bank
1.98%, 10/01/04 (b)	6,988	6,988,249

	Shares
Non-Registered Investment Company – 2.8%
BlackRock Institutional Money Market Trust(b) (j)	9,887,283	9,887,283

Registered Investment Companies – 2.8%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	4,786,615	4,786,615
BlackRock Provident Institutional Funds TempFund Portfolio (j)	4,786,614	4,786,614

		9,573,229

TOTAL SHORT-TERM INVESTMENTS (Cost $71,847,381)	71,847,381

Total Investments — 119.6% (Cost $347,511,616(p))	415,623,751
Liabilities in Excess of Other Assets — (19.60%)	(68,027,042)

Net Assets — 100.0%	$347,596,709

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $60,378,394; cash collateral of $62,274,152 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $348,001,985; accordingly, net unrealized appreciation on investments for federal income tax purposes was $67,621,766 (gross unrealized appreciation - $72,662,244; gross unrealized depreciation - $5,040,478). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Neuberger Berman Mid-Cap Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 97.4%
COMMON STOCK
Automotive Parts – 8.7%
Advance Auto Parts, Inc.*	321,600	$11,063,040
AutoNation, Inc.*(a)	497,200	8,492,176
AutoZone, Inc.*(a)	345,500	26,689,875
BorgWarner, Inc.(a)	610,600	26,432,874
Lear Corp.(a)	500,800	27,268,560

		99,946,525

Beverages – 2.3%
Constellation Brands, Inc. (Class “A” Stock)*	706,000	26,870,360

Business Services – 2.3%
Manpower, Inc.(a)	587,000	26,115,630

Clothing & Apparel – 5.5%
Liz Claiborne, Inc.	509,600	19,222,112
Reebok International Ltd.(a)	727,800	26,724,816
VF Corp.	356,200	17,614,090

		63,561,018

Computer Hardware – 2.5%
Western Digital Corp.*	3,260,700	28,661,553

Computer Services & Software – 2.3%
Computer Associates International, Inc.(a)	1,015,900	26,718,170

Conglomerates – 2.1%
Johnson Controls, Inc.	423,000	24,030,630

Consumer Products & Services – 5.9%
Black & Decker Corp.(a)	293,500	22,728,640
NBTY, Inc.*	776,400	16,739,184
Whirlpool Corp.(a)	472,900	28,416,561

		67,884,385

Financial - Bank & Trust – 5.7%
First Horizon National Corp.(a)	629,200	27,282,112
GreenPoint Financial Corp.(a)	413,100	19,110,006
North Fork Bancorp, Inc.(a)	368,000	16,357,600
TCF Financial Corp.	73,000	2,211,170

		64,960,888

Financial Services – 11.1%
Ambac Financial Group, Inc.	357,450	28,578,128
Bear Stearns Cos., Inc.(a)	319,900	30,764,783
CIT Group, Inc.	623,500	23,312,665
IndyMac Bancorp, Inc.	763,800	27,649,560
Waddell & Reed Financial, Inc. (Class “A” Stock)	720,100	15,842,200

		126,147,336

Food – 2.5%
Del Monte Foods Co.*	768,400	8,060,516
Fresh Del Monte Produce, Inc.(a)	824,000	20,525,840

		28,586,356

Furniture – 1.9%
Mohawk Industries, Inc.*(a)	275,100	21,840,189

Healthcare Services – 10.1%
Coventry Health Care, Inc.*(a)	532,200	28,403,514
DaVita, Inc.*	455,800	14,198,170
Omnicare, Inc.(a)	864,200	24,508,712
Triad Hospitals, Inc.*	873,000	30,066,120
UnitedHealth Group, Inc.(a)	40,583	2,992,590
Universal Health Services, Inc. (Class “B” Stock)	367,500	15,986,250

		116,155,356

Industrial Products – 2.6%
SPX Corp.(a)	832,100	29,456,340

Insurance – 15.1%
Anthem, Inc.*(a)	308,000	26,873,000
Arch Capital Group Ltd.*	446,300	17,378,922
Endurance Specialty Holdings Ltd.	171,100	5,500,865
PartnerRe Ltd.	399,900	21,870,531
PMI Group, Inc. (The)(a)	661,800	26,855,844
Radian Group, Inc.	594,700	27,492,981
RenaissanceRe Holdings Ltd.	517,200	26,677,176
WellChoice, Inc.*	516,900	19,295,877

		171,945,196

Machinery & Equipment – 1.0%
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	175,700	11,942,329

Oil & Gas – 8.4%
Patina Oil & Gas Corp.	632,300	18,697,111
Pioneer Natural Resources Co.(a)	662,400	22,839,552
Sunoco, Inc.	355,500	26,299,890
XTO Energy, Inc.	867,257	28,168,507

		96,005,060

Railroads – 0.7%
Canadian National Railway Co. (Canada)	174,950	8,485,075

Restaurants – 2.0%
Darden Restaurants, Inc.	985,200	22,974,864

Retail & Merchandising – 4.7%
Foot Locker, Inc.	1,181,000	27,989,700
Pier 1 Imports, Inc.(a)	1,462,500	26,442,000

		54,431,700

TOTAL LONG-TERM INVESTMENTS (Cost $993,215,366)		1,116,718,960

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 28.3%
Certificates of Deposit – 5.0%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$34,296	34,291,099
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	1,867	1,866,535
1.72%, 05/25/05 (b)	912	912,025
Svenska Handelsbanken
1.39%, 10/27/04 (b)	4,830	4,829,706

Westdeutsche Landesbank
1.50%, 01/10/05 (b)	15,731	15,727,109

		57,626,474

Commercial Paper – 0.1%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	1,449	1,447,773

Corporate Obligations – 10.5%
Bear Stearns Cos., Inc.
1.905%, 10/01/04 (b) (c)	1,030	1,030,363
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	6,982	6,981,845
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	2,152	2,152,225
2.005%, 10/01/04 (b)	7,362	7,361,867
Morgan Stanley
1.86%, 10/01/04 (b)(c)	24,589	24,589,380
1.955%, 10/01/04 (b) (c)	15,692	15,691,783
Natexis Banque
1.922%, 10/01/04 (b)(c)	15,682	15,680,483
1.975%, 10/01/04 (b)(c)	18,090	18,084,935
Societe Generale
1.95%, 10/01/04 (b) (c)	7,502	7,500,049
Swedbank NY
1.72%, 10/15/04 (b)(c)	15,249	15,246,761
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	5,826	5,825,158

		120,144,849

Time Deposit – 0.7%
UBS Bank
1.98%, 10/01/04 (b)	7,696	7,695,904

U.S. Government Agency Obligation – 1.3%
Federal Home Loan Bank
1.68%, 10/04/04	15,000	14,997,900

	Shares
Non-Registered Investment Company – 9.5%
BlackRock Institutional Money Market Trust(b) (j)	108,793,213	108,793,213

Registered Investment Company – 1.2%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	14,187,736	14,187,736

TOTAL SHORT-TERM INVESTMENTS (Cost $324,893,849)		324,893,849

Total Investments — 125.7% (Cost $1,318,109,215(p))		1,441,612,809
Liabilities in Excess of Other Assets — (25.70)%		(295,176,498)

Net Assets — 100.0%		$1,146,436,311

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $287,952,982; cash collateral of $295,708,213 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $1,320,718,582; accordingly, net unrealized appreciation on investments for federal income tax purposes was $120,894,227 (gross unrealized appreciation - $143,558,107; gross unrealized depreciation - $22,663,880). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Alger All-Cap Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 89.9%
COMMON STOCK
Aerospace – 3.7%
Lockheed Martin Corp.(a)	123,400	$6,883,252
United Technologies Corp.	54,400	5,079,872

		11,963,124

Biotechnology – 4.3%
Biogen Idec, Inc.*(a)	104,800	6,410,616
Genentech, Inc.*	79,900	4,188,358
OSI Pharmaceuticals, Inc.*	53,200	3,269,672

		13,868,646

Chemicals – 0.4%
Lubrizol Corp.	36,600	1,266,360

Clothing & Apparel – 1.3%
Coach, Inc.*	65,700	2,786,994
Polo Ralph Lauren Corp.	41,900	1,523,903

		4,310,897

Communication Equipment – 2.8%
Research in Motion Ltd. (Canada)*(a)	118,650	9,057,741

Computer Hardware – 2.5%
Palmone, Inc.*(a)	263,600	8,023,984

Computer Services & Software – 7.2%
Cognos, Inc. (Canada)*	69,700	2,475,744
Microsoft Corp.	465,900	12,882,134
NAVTEQ Corp.*	115,000	4,098,600
Red Hat, Inc.*(a)	127,150	1,556,316
Take-Two Interactive Software, Inc.*	71,300	2,342,205

		23,354,999

Conglomerates – 1.5%
Tyco International Ltd.(a)	158,300	4,853,478

Consumer Finance – 3.0%
Capital One Financial Corp.	77,100	5,697,690
First Marblehead Corp.*	86,400	4,008,960

		9,706,650

Electronic Components & Equipment – 1.8%
Zebra Technologies Corp. (Class “A” Stock)*	93,150	5,683,082

Energy Equipment – 2.1%
National-Oilwell, Inc.*(a)	210,900	6,930,174

Energy Services – 1.4%
Peabody Energy Corp.(a)	77,600	4,617,200

Entertainment & Leisure – 5.4%
Royal Caribbean Cruises Ltd.	90,500	3,945,800
Shanda Interactive Entertainment Ltd. [ADR]*	66,600	1,598,400
Time Warner, Inc.*	490,000	7,908,600
Viacom, Inc. (Class “B” Stock)	117,100	3,929,876

		17,382,676

Financial - Bank & Trust – 0.5%
Wells Fargo & Co.	27,700	1,651,751

Financial Services – 0.7%
Lehman Brothers Holdings, Inc.	30,300	2,415,516

Healthcare Services – 4.0%
Aetna, Inc.	33,200	3,317,676
AMERIGROUP Corp.*(a)	72,900	4,100,625
Caremark Rx, Inc.*	64,650	2,073,326
Quest Diagnostics, Inc.(a)	38,950	3,436,169

		12,927,796

Information Technology Services – 1.0%
Cognizant Technology Solutions Corp.*	110,300	3,365,253

Insurance – 2.0%
American International Group, Inc.	45,500	3,093,545
Anthem, Inc.*(a)	38,600	3,367,850

		6,461,395

Internet Services – 8.2%
eBay, Inc.*(a)	85,200	7,833,288
Netflix, Inc.*(a)	329,300	5,077,806
Yahoo!, Inc.*(a)	393,300	13,336,802

		26,247,896

Media – 1.8%
IAC/InterActiveCorp*(a)	147,100	3,239,142
Sirius Satellite Radio, Inc.*(a)	840,200	2,688,640

		5,927,782

Medical Supplies & Equipment – 6.0%
Advanced Medical Optics, Inc.*(a)	90,800	3,592,956
Fisher Scientific International, Inc.*	82,600	4,818,058
Genzyme Corp.*	57,050	3,104,091
Given Imaging Ltd.*(a)	41,800	1,607,210
Guidant Corp.	33,850	2,235,454
Kinetic Concepts, Inc.*	77,200	4,056,860

		19,414,629

Oil & Gas – 4.4%
BP PLC [ADR] (United Kingdom)	61,900	3,561,107
EOG Resources, Inc.	93,200	6,137,220
Patterson-UTI Energy, Inc.(a)	89,300	1,702,951
Talisman Energy, Inc. (Canada)	102,200	2,646,980

		14,048,258

Pharmaceuticals – 8.1%
Allergan, Inc.	63,000	4,570,650
Gilead Sciences, Inc.*	204,000	7,625,519
IVAX Corp.*(a)	245,350	4,698,453
Pfizer, Inc.	104,740	3,205,044
Schering-Plough Corp.(a)	174,700	3,329,782
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	91,300	2,369,235

		25,798,683

Railroads – 1.1%
Burlington Northern Santa Fe Corp.	95,300	3,650,943

Retail & Merchandising – 4.5%
Bed Bath & Beyond, Inc.*	101,400	3,762,954
CVS Corp.	119,400	5,030,322

Kohl’s Corp.*	64,300	3,098,617
Tractor Supply Co.*	80,800	2,540,352

		14,432,245

Semiconductors – 4.8%
Broadcom Corp. (Class “A” Stock)*	172,800	4,715,712
Intel Corp.	79,700	1,598,782
National Semiconductor Corp.(a)	269,800	4,179,202
Novellus Systems, Inc.*(a)	185,400	4,929,786

		15,423,482

Telecommunications – 3.4%
Nokia Corp. (Class “A” Stock) [ADR] (Finland)	288,700	3,960,964
Qualcomm, Inc.	104,000	4,060,160
SpectraSite, Inc.*	62,100	2,887,650

		10,908,774

Transportation – 2.0%
FedEx Corp.	38,000	3,256,220
Teekay Shipping Corp.(a)	74,450	3,208,051

		6,464,271

TOTAL LONG-TERM INVESTMENTS (Cost $269,800,682)		290,157,685

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 30.5%
Certificates of Deposit – 0.7%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$12	12,188
Eurohypo AG
1.80%, 10/22/04 (b)	3	2,520
Svenska Handelsbanken
1.39%, 10/27/04 (b)	2,087	2,086,808

		2,101,516

Corporate Obligations – 12.5%
Bear Stearns
1.905%, 10/01/04 (b)(c)	5,734	5,733,531
Falcon Asset Securitization
1.66%, 10/05/04 (b)	2,333	2,330,255
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	3,752	3,751,631
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	2,698	2,697,565
2.005%, 10/01/04 (b)	11,750	11,749,845
Morgan Stanley
1.955%, 10/01/04 (b)(c)	10,069	10,068,533
Natexis Banque NY
1.975%, 10/01/04 (b)(c)	3,548	3,546,905
Natexis Banque NY
1.922%, 10/01/04 (b)(c)	598	597,786
Swedbank NY
1.72%, 10/15/04 (b)(c)	64	63,811

		40,539,862

Time Deposit – 0.6%
UBS Bank
1.98%, 10/01/04 (b)	1,876	1,876,122

	Shares
Non-Registered Investment Company – 9.9%
BlackRock Institutional Money Market Trust (b)(j)	31,852,288	31,852,288

Registered Investment Companies – 6.8%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	10,931,490	10,931,490
BlackRock Provident Institutional Funds TempFund Portfolio (j)	10,931,489	10,931,489

		21,862,979

TOTAL SHORT-TERM INVESTMENTS (Cost $98,232,767)		98,232,767

Total Investments — 120.4% (Cost $368,033,449(p))		388,390,452
Liabilities in Excess of Other Assets — (20.4%)		(65,810,525)

Net Assets — 100.0%		$322,579,927

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $73,181,842; cash collateral of $76,369,788 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $369,000,645; accordingly, net unrealized appreciation on investments for federal income tax purposes was $19,389,807 (gross unrealized appreciation - $29,143,315; gross unrealized depreciation - $9,753,508). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Gabelli All-Cap Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.1%
COMMON STOCK – 98.7%
Aerospace – 1.3%
Curtiss-Wright Corp. (Class “B” Stock)	1,400	$75,740
General Dynamics Corp.	2,000	204,200
Lockheed Martin Corp.(a)	1,000	55,780
Northrop Grumman Corp.	14,400	767,952
Raytheon Co.	2,500	94,950
Sequa Corp. (Class “A” Stock)*	12,000	626,520
Titan Corp.*(a)	45,000	628,650

		2,453,792

Automobile Manufacturers – 2.0%
DaimlerChrysler AG (Germany)(a)	40,000	1,656,800
General Motors Corp.(a)	2,000	84,960
Monaco Coach Corp.	15,000	324,750
Navistar International Corp.*(a)	35,000	1,301,650
PACCAR, Inc.	4,500	311,040

		3,679,200

Automotive Parts – 3.7%
AutoNation, Inc.*(a)	80,000	1,366,400
AutoZone, Inc.*(a)	2,000	154,500
BorgWarner, Inc.	23,000	995,670
Dana Corp.	140,000	2,476,600
Federal-Mogul Corp.*(a)	8,000	1,440
Genuine Parts Co.	40,000	1,535,200
Midas, Inc.*	10,000	162,000

		6,691,810

Beverages – 2.1%
Coca-Cola Co.(a)	27,000	1,081,350
Coca-Cola Enterprises, Inc.	20,000	378,000
Coca-Cola Hellenic Bottling Co. SA [ADR] (Greece)	2,000	42,100
Fomento Economico Mexicano SA de CV [ADR] (Mexico)	35,000	1,546,300
PepsiAmericas, Inc.	35,000	668,500
Pernod Ricard SA (France)	500	66,385

		3,782,635

Broadcasting – 8.9%
Beasley Broadcast Group, Inc.*	7,500	117,750
Belo Corp. (Class “A” Stock)	10,000	225,400
Crown Media Holdings, Inc.*	58,000	484,300
Fox Entertainment Group, Inc. (Class “A” Stock)*	75,000	2,080,500
Gray Television, Inc.	20,000	238,000
Grupo Televisa SA [ADR] (Brazil)	22,000	1,160,060
Liberty Corp. (The)	5,000	198,700
Liberty Media Corp. (Class “A” Stock)*(a)	380,000	3,313,601

Liberty Media Corp. (Class “B” Stock)*	500	4,615
Liberty Media International, Inc. (Class “A” Stock)*	35,000	1,167,670
Liberty Media International, Inc. (Class “B” Stock)*	30	1,088
Lin TV Corp. (Class “A” Stock)*	25,000	487,000
Media General, Inc. (Class “A” Stock)	21,000	1,174,950
Mediaset SPA (Italy)	11,000	124,871
Meredith Corp.	6,000	308,280
News Corp. Ltd. [ADR] (Australia)(a)	3,500	115,045
NRJ Group (France)	2,000	39,744
Paxson Communications Corp.*	75,000	101,250
Publishing & Broadcasting Ltd. (Australia)	12,000	119,083
Scripps, (E.W.) Co. (Class “A” Stock)	56,000	2,675,680
UnitedGlobalCom, Inc. (Class “A” Stock)*	213,509	1,594,912
Young Broadcasting, Inc. (Class “A” Stock)*	25,000	271,750

		16,004,249

Building Materials – 0.4%
Bouygues SA (France)	1,750	65,640
CRH PLC (Ireland)	5,000	118,611
Skyline Corp.	7,500	300,375
Thomas Industries, Inc.	10,000	314,000

		798,626

Cable Television – 2.2%
Cablevision Systems New York Group (Class “A” Stock)*	100,000	2,027,999
Comcast Corp. (Class “A” Stock)*	25,000	706,000
DIRECTV Group, Inc. (The)*	35,928	631,974
EchoStar Communications Corp. (Class “A” Stock)*	20,000	622,400
Nippon Television Network Corp. (Japan)	300	45,348
PrimaCom AG [ADR] (Germany)*	14,400	12,073

		4,045,794

Chemicals – 2.5%
Albemarle Corp.	10,000	350,900
Dow Chemical Co.	16,000	722,880
Great Lakes Chemical Corp.	33,000	844,800
Hercules, Inc.*(a)	95,000	1,353,750
Sensient Technologies Corp.	60,000	1,298,400

		4,570,730

Clothing & Apparel – 0.1%
Dior, (Christian) SA (France)	1,400	83,376
Swatch Group AG (Switzerland)	700	94,458

		177,834

Computer Hardware – 0.2%
Hewlett-Packard Co.	20,365	381,844

Computer Services & Software – 0.7%
EMC Corp.*	14,000	161,560
Microsoft Corp.	18,000	497,700
PeopleSoft, Inc.*	30,000	595,500

		1,254,760

Conglomerates – 3.2%
Cendant Corp.	37,800	816,480
Honeywell International, Inc.	114,000	4,088,040
ITT Industries, Inc.	12,000	959,880

		5,864,400

Construction – 0.9%
Fleetwood Enterprises, Inc.*	100,000	1,518,000
Sekisui House Ltd. (Japan)	6,000	57,270
Technip-Coflexip SA (France)	400	64,584

		1,639,854

Consumer Products & Services – 2.8%
Altadis SA (Spain)	3,000	102,093
Church and Dwight Co., Inc.	18,000	505,080
Energizer Holdings, Inc.*(a)	45,000	2,074,500
Gallaher Group PLC [ADR] (Great Britain)	1,000	46,470
Gillette Co.	5,000	208,700
Mattel, Inc.(a)	15,000	271,950
Procter & Gamble Co.	26,000	1,407,120
Rayovac Corp.*	15,000	395,250
Secom Co., Ltd. (Japan)	1,500	52,125

		5,063,288

Containers & Packaging – 0.1%
Greif, Inc. (Class “A” Stock)	4,000	168,600

Diversified Manufacturing Operations – 0.2%
General Electric Co.	9,000	302,220

Electronic Components & Equipment – 1.7%
Agere Systems, Inc. (Class “B” Stock)*	40,000	40,800
AMETEK, Inc.	20,000	606,400
CTS Corp.	35,000	441,000
Keyence Corp. (Japan)	200	42,063
Magnetek, Inc.*	22,000	164,340
Molex, Inc.	20,000	526,200
Nintendo Co. Ltd. (Japan)	500	61,153
Thomas & Betts Corp.	45,000	1,206,901
Tokyo Electron Ltd. (Japan)	800	38,978

		3,127,835

Entertainment & Leisure – 5.9%
Disney, (Walt) Co.	100,000	2,255,000
Dover Downs Gaming & Entertainment, Inc.	16,000	164,640
Dover Motorsports, Inc.	30,000	128,700
Gaylord Entertainment Co. (Class “A” Stock)*	18,000	558,000
Gemstar-TV Guide International, Inc.*	170,000	960,500
Greek Organization of Football Prognostics (Greece)	3,000	58,051
Hilton Group PLC (United Kingdom)	20,000	100,159
Kerzner International Ltd.*	2,000	87,940
MGM Mirage*	15,000	744,750
Pixar, Inc.*(a)	100	7,890
Time Warner, Inc.*	190,000	3,066,601
Viacom, Inc.(a)	35,000	1,190,000
Vivendi Universal SA [ADR] (France)*	49,000	1,260,770
World Wrestling Entertainment, Inc.	10,000	122,200

		10,705,201

Environmental Services – 1.4%
Trojan Technologies, Inc. (Canada)*	30,000	250,500
Trojan Technologies, Inc. (Canada)*	20,000	167,042
Waste Management, Inc.	80,000	2,187,200

		2,604,742

Financial - Bank & Trust – 2.1%
Bank of America Corp.	5,000	216,650
Bank of Ireland [ADR] (Ireland)	2,000	108,400
Bank of New York Co., Inc. (The)	23,000	670,910
Deutsche Bank AG [ADR] (Germany)	14,000	1,007,160
Lloyds TSB Group PLC (Great Britain)	6,000	46,850
UBS AG [ADR] (Germany)	2,000	140,660
Wilmington Trust Corp.	45,000	1,629,450

		3,820,080

Financial Services – 5.8%
American Express Co.(a)	92,000	4,734,319
BKF Capital Group, Inc.	7,000	205,100
Citigroup, Inc.	9,000	397,080
Countrywide Financial Corp.(a)	15,998	630,161
Eaton Vance Corp.	3,000	121,170
Irish Life & Permanent PLC (Ireland)	4,000	64,336
J.P. Morgan Chase & Co.	13,500	536,355
Lehman Brothers Holdings, Inc.	4,000	318,880
Merrill Lynch & Co., Inc.	15,000	745,800
Mitsubishi Securities Co. Ltd.	5,000	48,179
Nikko Securities Co. Ltd. (Japan)	15,000	60,836
PNC Financial Services Group	15,000	811,500
Price, (T. Rowe) Group, Inc.	35,000	1,782,900
Schwab, (Charles) Corp.	18,000	165,420

		10,622,036

Food – 7.4%
Ajinomoto Co., Inc. (Japan)	4,000	45,729
Albertson’s, Inc.(a)	20,000	478,600
Archer-Daniels-Midland Co.	150,000	2,547,000
Del Monte Foods Co.*	10,000	104,900
Diageo PLC [ADR] (Great Britain)	26,500	1,336,395
Flowers Foods, Inc.	55,000	1,421,750
General Mills, Inc.(a)	40,000	1,796,000
Heinz, (H.J.) Co.	30,000	1,080,600
Kellogg Co.	15,000	639,900
Safeway, Inc.*(a)	65,000	1,255,150
Smucker, (J.M.) Co. (The)	340	15,099
Weis Markets, Inc.	17,000	575,960
Wrigley, (Wm., Jr.) Co.	35,000	2,215,850

		13,512,933

Hotels & Motels – 0.2%
Hilton Hotels Corp.	15,000	282,600

Industrial Products – 2.9%
Cooper Industries Ltd. (Class “A” Stock)	45,000	2,655,000
Crane Co.(a)	40,000	1,156,800
Ingersoll-Rand Co. (Class “A” Stock)	4,000	271,880
Myers Industries, Inc.	25,000	273,750
Precision Castparts Corp.	17,000	1,020,850

		5,378,280

Insurance – 1.1%
Alleghany Corp.*	2,080	567,633
Allianz AG [ADR] (Germany)	4,000	40,240

Argonaut Group, Inc.*	14,000	261,380
Aviva PLC (United Kingdom)	6,000	59,444
Hartford Financial Services Group, Inc. (The)	5,000	309,650
Leucadia National Corp.	5,000	283,250
Riunione Adriatica di Sicurta SpA (Italy)	3,800	73,012
St. Paul Cos., Inc.	4,501	148,803
White Mountain Insurance Group	600	315,600

		2,059,012

Internet Services – 0.1%
Checkfree Corp.*	3,000	83,010
eBay, Inc.*(a)	200	18,388
InterActiveCorp*(a)	6,000	132,120

		233,518

Machinery & Equipment – 2.0%
Deere & Co.	20,000	1,291,000
Flowserve Corp.*	16,000	386,880
Gencorp, Inc.	55,000	745,250
Thermo Electron Corp.*	45,000	1,215,900

		3,639,030

Medical Supplies & Equipment – 2.3%
Baxter International, Inc.	8,000	257,280
Bio-Rad Laboratories, Inc.*	2,000	102,200
DENTSPLY International, Inc.	3,000	155,820
ICU Medical, Inc.*	10,000	260,400
Inamed Corp.*	15,000	715,050
Invitrogen Corp.*(a)	6,000	329,940
McKesson Corp.	8,000	205,200
Owens & Minor, Inc.	15,000	381,000
Patterson Companies, Inc.*	1,500	114,840
Schein, (Henry), Inc.*	10,000	623,100
Smith & Nephew PLC (Great Britain)	1,000	46,350
Straumann Holding AG (Germany)	220	46,689
Sybron Dental Specialties, Inc.*	27,000	801,630
Synthes, Inc. (Switzerland)	700	76,239

		4,115,738

Metals & Mining – 0.7%
Alcan, Inc. (Canada)(a)	8,000	382,400
Alcoa, Inc.	17,000	571,030
Harmony Gold Mining Co. [ADR] (South Africa)	7,000	95,340
Newmont Mining Corp.(a)	7,000	318,710

		1,367,480

Oil & Gas – 5.3%
Baker Hughes, Inc.	8,200	358,504
Burlington Resources, Inc.	50,000	2,040,000
ConocoPhillips	18,563	1,537,945
Devon Energy Corp.(a)	15,000	1,065,150
El Paso Corp.(a)	72,000	661,680
Eni SpA [ADR] (Italy)(a)	1,000	112,300
ENSCO International, Inc.	4,000	130,680
Equitable Resources, Inc.	6,000	325,860
Halliburton Co.	7,000	235,830
Kerr-McGee Corp.(a)	20,000	1,145,000

National Fuel Gas Co.	28,000	793,240
ONEOK, Inc.	30,000	780,600
Questar Corp.	10,000	458,200
Total SA [ADR] (France)(a)	1,100	112,387

		9,757,376

Paper & Forest Products – 0.1%
International Paper Co.	6,000	242,460

Pharmaceuticals – 1.6%
AstraZeneca PLC [ADR] (United Kingdom)	1,500	61,695
Bristol-Meyers Squibb Co.	20,000	473,400
GlaxoSmithKline PLC [ADR] (United Kingdom)	1,500	65,595
Merck & Co., Inc.	7,000	231,000
Novartis AG [ADR] (Switzerland)	2,500	116,675
Pfizer, Inc.	47,000	1,438,199
Roche Holding AG (Switzerland)	900	92,977
Sanofi-Sythelabo SA [ADR] (Switzerland)	3,075	112,576
Takeda Chemical Industries Ltd. (Japan)	1,500	68,049
Wyeth	8,000	299,200

		2,959,366

Printing & Publishing – 5.1%
Knight-Ridder, Inc.	14,000	916,300
McGraw-Hill Cos., Inc.	5,000	398,450
New York Times Co. (Class “A” Stock)	30,000	1,173,000
Pearson PLC [ADR] (Great Britain)	5,300	57,399
PRIMEDIA, Inc.*	50,000	117,500
Pulitzer, Inc.	30,000	1,482,000
Readers Digest Association, Inc.	20,894	304,843
Tribune Co.	80,000	3,292,000
Washington Post Co. (Class “B” Stock)	1,700	1,564,000

		9,305,492

Real Estate
Cheung Kong Holdings Ltd. (Hong Kong)	5,000	42,799

Retail & Merchandising – 0.7%
Big 5 Sporting Goods Corp.*	5,000	114,000
Compagnie Financiere Richemont AG (Switzerland)	3,700	102,374
Matsumotokiyoshi Co. Ltd. (Japan)	1,600	40,430
Neiman Marcus Group, Inc. (Class “A” Stock)(a)	17,000	977,501

		1,234,305

Semiconductors – 0.7%
Rohm Co. Ltd. (Japan)	600	60,318
Texas Instruments, Inc.(a)	61,000	1,298,080

		1,358,398

Telecommunications – 12.1%
AT&T Corp.(a)	20,000	286,400
AT&T Wireless Services, Inc.*	130,000	1,921,400
BCE, Inc.	30,000	649,500
BT Group PLC [ADR] (Great Britain)	15,000	494,250
CenturyTel, Inc.	75,000	2,567,999
Cincinnati Bell, Inc.*	115,000	401,350
Citizens Communications Co.	5,000	66,950
Commonwealth Telephone Enterprises, Inc.*	14,490	631,040
Corning, Inc.*(a)	110,000	1,218,800

France Telecom SA [ADR] (France)	1,000	25,000
IDT Corp.*	200	2,916
IDT Corp. (Class “B” Stock)*	200	3,006
Ito-Yokado Co. Ltd. (Japan)	2,000	68,593
KDDI Corp. (Japan)	16	77,666
Lucent Technologies, Inc.*	150,000	475,500
MMO2 PLC [ADR] (Great Britain)*	60,000	1,065,000
Motorola, Inc.(a)	140,000	2,525,600
Nextel Communications, Inc. (Class “A” Stock)*(a)	22,000	524,480
Nextel Partners, Inc. (Class “A” Stock)*(a)	22,000	364,760
Nortel Networks Corp. (Canada)*	130,000	442,000
Price Communications Corp.*	36,750	560,438
Qualcomm, Inc.	4,000	156,160
Qwest Communications International, Inc.*(a)	300,000	999,000
Sprint Corp.	100,000	2,013,000
Telecom Italia SPA (Italy)	25,000	77,160
Telefonica Moviles SA (Spain)	7,700	80,142
Telephone & Data Systems, Inc.	16,000	1,346,720
United States Cellular Corp.*	35,000	1,510,250
Verizon Communications, Inc.	25,000	984,500
Vodafone Group PLC [ADR] (United Kingdom)(a)	4,000	96,440
Western Wireless Corp. (Class “A” Stock)*(a)	10,000	257,100

		21,893,120

Utilities – 8.2%
AES Corp.*	82,500	824,175
Allegheny Energy, Inc.*(a)	100,000	1,596,000
Aquila, Inc.*	90,000	280,800
CH Energy Group, Inc.	7,000	320,600
Cinergy Corp.	36,000	1,425,600
Cleco Corp.	10,000	172,400
Constellation Energy Group, Inc.	30,000	1,195,200
DPL, Inc.	25,000	514,500
Duquesne Light Holdings, Inc.(a)	48,000	862,080
El Paso Electric Co.*	38,100	612,267
FirstEnergy Corp.	8,500	349,180
Great Plains Energy, Inc.(a)	40,000	1,166,000
Mirant Corp.*(a)	200,000	82,000
NiSource, Inc.	10,000	210,100
Northeast Utilities	70,000	1,357,300
PPL Corp.	2,000	94,360
Public Service Enterprise Group, Inc.	8,200	349,320
Sierra Pacific Resources*	30,000	268,500
Teco Energy, Inc.	35,000	473,550
UIL Holdings Corp.	2,500	122,975
Unisource Energy Corp.(a)	50,000	1,217,500
Wisconsin Energy Corp.	20,000	638,000
Xcel Energy, Inc.	50,000	866,000

		14,998,407

TOTAL COMMON STOCK (Cost $154,872,470)		180,139,844

PREFERRED STOCK – 0.4%
Broadcasting
News Corp. Ltd., 0.72% [ADR] (Australia) (Cost $778,730)	24,683	773,318

TOTAL LONG - TERM INVESTMENTS (Cost $155,651,200)		180,913,162

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 17.7%
Certificates of Deposit – 2.0%
Banco Santander PR
1.671%, 10/07/04 (b) (c)	890	890,323
1.80%, 10/25/04 (b)	533	533,182
Eurohypo AG
1.80%, 10/22/04 (b)	2,155	2,154,974

		3,578,479

Commercial Paper – 0.6%
Falcon Asset Securitization
1.66%, 10/05/04 (b)	623	621,806
Victory Receivables Corp.
1.80%, 10/22/04 (b)	383	382,726

		1,004,532

Corporate Obligations – 8.5%
Bear Stearns
1.905%, 10/01/04 (b) (c)	671	671,043
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	5,544	5,543,524
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	1,890	1,890,547
Natexis Banque
1.922%, 10/01/04 (b) (c)	2,955	2,955,115
1.975%, 10/01/04 (b)(c)	1,649	1,648,282
Societe Generale
1.95%, 10/01/04 (b) (c)	1,656	1,655,982
Swedbank NY
1.72%, 10/15/04 (b)(c)	882	881,900
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	497	496,840

		15,743,233

Time Deposit – 0.7%
UBS Bank
1.98%, 10/01/04 (b)	1,228	1,228,339

	Shares
Non-Registered Investment Company – 5.2%
BlackRock Institutional Money Market Trust(b) (j)	9,470,565	9,470,565

Registered Investment Companies – 0.7%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	632,378	632,378

BlackRock Provident Institutional Funds TempFund Portfolio (j)	632,378	632,378

		1,264,756

TOTAL SHORT-TERM INVESTMENTS (Cost $32,289,904)		32,289,904

Total Investments — 116.8% (Cost $187,941,104 (p))		213,203,066
Liabilities in Excess of Other Assets — (16.8%)		(30,630,892)

Net Assets — 100%		$182,572,174

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $28,795,888; cash collateral of $31,025,148 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $191,534,294; accordingly, net unrealized appreciation on investments for federal income tax purposes was $21,668,772 (gross unrealized appreciation - $29,021,034; gross unrealized depreciation - $7,352,262). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST T. Rowe Price Natural Resources Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 95.3%
COMMON STOCK
Building & Real Estate – 3.5%
AMB Property Corp. [REIT](a)	36,100	$1,336,422
Archstone Smith Trust [REIT]	32,500	1,028,300
Boston Properties, Inc. [REIT]	18,700	1,035,793
Camden Property Trust [REIT]	22,700	1,048,740
Catellus Development Corp. [REIT]	40,985	1,086,512
Duke-Weeks Realty Corp. [REIT]	36,030	1,196,196
Saint Joe Corp.	20,300	969,731

		7,701,694

Chemicals – 7.9%
Agrium, Inc. (Canada)	203,900	3,621,264
Dow Chemical Co.	66,500	3,004,470
DuPont, (E.I.) de Nemours & Co.	8,600	368,080
IMC Global, Inc.(a)	146,400	2,545,896
Millennium Chemicals, Inc.*	103,400	2,193,114
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	88,000	5,646,960

		17,379,784

Containers & Packaging – 1.7%
Packaging Corp. of America	49,900	1,221,053
Smurfit-Stone Container Corp.*(a)	131,162	2,540,608

		3,761,661

Diversified Metals – 5.0%
Companhia Vale Do Rio Doce (Class “A” Shares) [ADR] (Brazil)	66,600	1,282,050
Companhia Vale Do Rio Doce [ADR] (Brazil)	93,500	2,100,945
Inco Ltd. (Canada)*	53,300	2,081,365
Nucor Corp.(a)	61,000	5,573,570

		11,037,930

Energy Services – 1.3%
Massey Energy Co.(a)	32,400	937,332
Peabody Energy Corp.(a)	18,500	1,100,750
W-H Energy Services, Inc.*	43,800	908,850

		2,946,932

Exploration & Production – 7.1%
Devon Energy Corp.(a)	67,557	4,797,223
Encore Acquisition Co.*	38,800	1,338,600
Kerr-McGee Corp.(a)	42,326	2,423,164
Murphy Oil Corp.	76,400	6,629,227
Nexen, Inc. (Canada)(a)	6,600	275,814

		15,464,028

Farming & Agriculture – 0.8%
Delta and Pine Land Co.	66,100	1,768,175

Gas Transmission & Distribution – 0.4%
Gazprom [ADR] (Russia)*144A(cost $513,074; purchased 07/02/03 - 08/04/04) (g)	25,000	895,000

Integrated Petroleum – 18.4%
Amerada Hess Corp.(a)	43,200	3,844,800
Baker Hughes, Inc.	127,000	5,552,440
BP PLC [ADR] (United Kingdom)	103,400	5,948,602
ChevronTexaco Corp.	49,056	2,631,364
ENI Co. SPA [ADR] (Italy)(a)	26,800	3,009,640
Exxon Mobil Corp.	129,800	6,273,234
Lukoil [ADR] (Russia)	7,400	917,600
Marathon Oil Corp.	47,800	1,973,184
Royal Dutch Petroleum Co.	106,500	5,495,400
Total Fina SA [ADR] (France)(a)	43,700	4,464,829

		40,111,093

Machinery & Equipment – 4.2%
Bucyrus International, Inc. (Class “A” Stock)*	24,000	806,400
Cooper Cameron Corp.*(a)	60,800	3,334,272
Deere & Co.	15,100	974,705
Grant Prideco, Inc.*	65,700	1,346,193
Hydril Co.*	58,800	2,525,460
Joy Global, Inc.	7,400	254,412

		9,241,442

Metals & Mining – 13.8%
Alcoa, Inc.	62,984	2,115,633
Arch Coal, Inc.	95,300	3,382,197
BHP Billiton Ltd. (Australia)	488,100	5,077,046
International Steel Group, Inc.*	93,300	3,144,210
JSC MMC Norilsk Nickel [ADR] (Russia)(a)	23,200	1,482,480
Newmont Mining Corp.(a)	160,326	7,299,642
Rio Tinto PLC (United Kingdom)	114,400	3,076,226
Teck Cominco Ltd. (Class “B” Stock) (Canada)(a)	216,000	4,644,000

		30,221,434

Non-Ferrous Metals – 0.7%
Phelps Dodge Corp.(a)	15,800	1,454,074

Oil & Gas – 8.8%
Diamond Offshore Drilling, Inc.(a)	132,200	4,361,278
GlobalSantaFe Corp.	52,500	1,609,125
Helmerich & Payne, Inc.	11,200	321,328
Nabors Industries, Inc.*(a)	19,600	928,060
Petroleo Brasileiro SA [ADR] (Brazil)	13,400	427,728
Premcor, Inc.*	28,400	1,093,400
Schlumberger Ltd.	53,900	3,628,009
Statoil ASA (Norway)	145,300	2,082,961
Tidewater, Inc.	22,600	735,630
Transocean, Inc.*	117,700	4,211,306

		19,398,825

Paper & Forest Products – 6.2%
Bowater, Inc.(a)	53,000	2,024,070
International Paper Co.	84,900	3,430,809
Kimberly-Clark Corp.	32,500	2,099,175

MeadWestvaco Corp.	67,600	2,156,440
Potlatch Corp.	38,100	1,783,461
Weyerhaeuser Co.	33,000	2,193,840

		13,687,795

Petroleum Exploration & Production – 12.6%
Anadarko Petroleum Corp.	24,800	1,645,728
BG Group PLC (United Kingdom)	259,200	1,740,132
BJ Services Co.(a)	76,700	4,019,847
Burlington Resources, Inc.	73,400	2,994,720
Canadian Natural Resources Ltd. (Canada)(a)	66,000	2,628,780
ConocoPhillips	56,839	4,709,112
FMC Technologies, Inc.*	33,200	1,108,880
Noble Corp.*	48,100	2,162,095
Pioneer Natural Resouces Co.(a)	15,500	534,440
Smith International, Inc.*(a)	54,700	3,321,931
Ultra Petroleum Corp.*	13,900	681,795
Unocal Corp.	41,100	1,767,300
XTO Energy, Inc.	9,057	294,171

		27,608,931

Precious Metals – 2.2%
Impala Platinum Holdings, Ltd. (South Africa)	9,800	785,514
Meridian Gold, Inc.*	109,900	1,837,528
Placer Dome, Inc. (Canada)	108,500	2,156,980

		4,780,022

Railroads – 0.7%
Burlington Northern Santa Fe Corp.	27,100	1,038,201
Union Pacific Corp.	9,500	556,700

		1,594,901

TOTAL LONG-TERM INVESTMENTS (Cost $168,015,700)		209,053,721

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 25.3%
Certificate of Deposit – 2.5%
Banco Santander PR
1.671%, 10/07/04 (b) (c)	$2,350	2,349,493
1.80%, 10/25/04 (b)	1,518	1,517,600
Eurohypo AG
1.80%, 10/22/04 (b)	1,349	1,348,916
Fortis Bank NY
1.775%, 06/06/05 (b)	352	351,734

		5,567,743

Commercial Paper – 5.2%
Concord Minutemen Capital Co.
1.66%, 10/05/04 (b)	2,115	2,107,094
Du Pont (E.I.) de Nemours & Co.
1.76%, 11/16/04	2,000	1,995,502
Jefferson Pilot Corp.
1.76%, 10/12/04 (cost $1,998,924; purchased 09/23/04) (g) (h)	2,000	1,998,924

Kitty Hawk Funding Corp.
1.77%, 10/21/04 (cost $1,998,033; purchased 09/23/04) (g) (h)	2,000	1,998,033
Victory Receivables Corp.
1.80%, 10/22/04 (b)	3,200	3,196,726

		11,296,279

Corporate Obligations – 5.4%
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	1,796	1,795,892
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)(c)	6,671	6,670,541
Morgan Stanley
1.955%, 10/01/04 (b)(c)	2,155	2,154,539
Natexis Banque NY
1.922%, 10/01/04 (b)(c)	361	360,766
1.975%, 10/01/04 (b)(c)	8	7,784
Swedbank NY
1.72%, 10/15/04 (b)(c)	354	353,673
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	601	600,603

		11,943,798

Time Deposit – 1.1%
UBS Bank
1.98%, 10/01/04 (b)	2,337	2,337,425

	Shares
Non-Registered Investment Company – 8.4%
BlackRock Institutional Money Market Trust(b) (j)	18,296,957	18,296,957

Registered Investment Company – 2.7%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	6,020,494	6,020,494

TOTAL SHORT-TERM INVESTMENTS (Cost $55,462,696)		55,462,696

Total Investments — 120.6% (Cost $223,478,396 (p))		264,516,417
Liabilities in Excess of Other Assets — (20.6%)		(45,269,401)

Net Assets — 100.0%		$219,247,016

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $42,573,478; cash collateral of $43,449,742 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $4,510,031. The aggregate value, $4,891,957 represents 2.23% of net assets.
(h)	Indicates a restricted security; the aggregate cost of the restricted securities is $3,996,957. The aggregate value, $3,996,957 is approximately 1.82% of net assets.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $226,442,168; accordingly, net unrealized appreciation on investments for federal income tax purposes was $38,074,249 (gross unrealized appreciation - $38,615,271; gross unrealized depreciation - $541,022). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Alliance Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.6%
COMMON STOCK
Broadcasting – 1.3%
Scripps, (E.W.) Co. (Class “A” Stock)	71,000	$3,392,380

Computer Hardware – 4.2%
Dell, Inc.*	297,100	10,576,760

Computer Services & Software – 12.9%
Cisco Systems, Inc.*	292,100	5,287,010
Electronic Arts, Inc.*	157,200	7,229,628
EMC Corp.*	174,100	2,009,114
Microsoft Corp.	274,500	7,589,925
SAP AG [ADR] (Germany)	111,500	4,342,925
Symantec Corp.*(a)	108,400	5,948,992

		32,407,594

Consumer Products & Services – 4.3%
Avon Products, Inc.	133,500	5,831,280
Procter & Gamble Co.	95,800	5,184,696

		11,015,976

Electronic Components & Equipment – 2.7%
General Electric Co.	206,800	6,944,344

Entertainment & Leisure – 4.0%
Carnival Corp.(a)	65,900	3,116,411
International Game Technology Group, Inc.(a)	69,300	2,491,335
Time Warner, Inc.*	202,000	3,260,280
Viacom, Inc. (Class “B” Stock)	37,600	1,261,856

		10,129,882

Financial Services – 9.4%
Citigroup, Inc.	175,100	7,725,412
Franklin Resources, Inc.(a)	56,200	3,133,712
J.P. Morgan Chase & Co.	144,600	5,744,958
MBNA Corp.	206,900	5,213,880
Schwab, (Charles) Corp.	223,500	2,053,965

		23,871,927

Healthcare Services – 2.2%
Caremark Rx, Inc.*	43,600	1,398,252
UnitedHealth Group, Inc.	55,900	4,122,066

		5,520,318

Insurance – 6.4%
American International Group, Inc.	122,200	8,308,378
Anthem, Inc.*(a)	50,800	4,432,300
Progressive Corp. (The)	41,400	3,508,650

		16,249,328

Internet Services – 11.4%
eBay, Inc.*(a)	104,840	9,638,990
Juniper Networks, Inc.*(a)	314,300	7,417,480

Yahoo!, Inc.*(a)	348,800	11,827,808

		28,884,278

Medical Supplies & Equipment – 10.8%
Alcon, Inc. (Switzerland)	47,100	3,777,420
Amgen, Inc.*(a)	145,000	8,218,600
Boston Scientific Corp.*(a)	170,500	6,773,965
St. Jude Medical, Inc.*	79,600	5,991,492
Zimmer Holdings, Inc.*	34,100	2,695,264

		27,456,741

Oil & Gas – 2.7%
Baker Hughes, Inc.	35,300	1,543,316
Nabors Industries Ltd.*	79,100	3,745,385
Schlumberger Ltd.	24,300	1,635,633

		6,924,334

Pharmaceuticals – 4.5%
Forest Laboratories, Inc.*	54,300	2,442,414
Pfizer, Inc.	214,600	6,566,760
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	89,000	2,309,550

		11,318,724

Restaurants – 0.4%
Starbucks Corp.*(a)	21,800	991,028

Retail & Merchandising – 7.8%
Amazon.com, Inc.*(a)	78,000	3,187,080
Bed Bath & Beyond, Inc.*	17,800	660,558
Lowe’s Cos., Inc.	146,600	7,967,710
Target Corp.	66,900	3,027,225
Wal-Mart Stores, Inc.	87,100	4,633,720
Whole Foods Market, Inc.(a)	3,000	257,370

		19,733,663

Semiconductors – 9.2%
Applied Materials, Inc.*	238,100	3,926,269
Broadcom Corp. (Class “A” Stock)*(a)	146,100	3,987,069
Intel Corp.	262,600	5,267,756
Marvell Technology Group Ltd.*	207,900	5,432,427
Taiwan Semiconductor Manufacturing Co. Ltd. [ADR] (Taiwan)	670,301	4,785,949

		23,399,470

Telecommunications – 5.0%
Corning, Inc.*(a)	556,400	6,164,912
Qualcomm, Inc.	163,700	6,390,848

		12,555,760

Transportation – 0.4%
United Parcel Service, Inc. (Class “B” Stock)	13,800	1,047,696

TOTAL LONG - TERM INVESTMENTS (Cost $239,675,589)		252,420,203

	Principal Amount 000
SHORT-TERM INVESTMENTS – 10.4%
Certificates of Deposit – 2.8%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$2,654	2,654,030
1.80%, 10/25/04 (b)	39	38,718

Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	458	457,978
1.72%, 05/25/05 (b)	3,726	3,724,812
Eurohypo AG
1.80%, 10/22/04 (b)	76	75,606
Westdeutsche Landesbank
1.50%, 01/10/05 (b)	259	258,471

		7,209,615

Corporate Obligations – 6.7%
Bear Stearns
1.905%, 10/01/04 (b) (c)	1,854	1,853,914
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	1,901	1,901,187
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	1,861	1,861,416
Morgan Stanley
1.955%, 10/01/04 (b) (c)	355	354,569
Natexis Banque
1.922%, 10/01/04 (b)(c)	219	219,308
1.975%, 10/01/04 (b)(c)	8,003	8,000,531
Societe Generale
1.95%, 10/01/04 (b) (c)	1,364	1,363,642
Swedbank NY
1.72%, 10/15/04 (b)(c)	249	248,738
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	799	799,141

		16,602,446

Time Deposit – 0.5%
UBS Bank
1.98%, 10/01/04 (b)	1,323	1,323,158

	Shares
Registered Investment Companies – 0.4%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	569,416	569,416
BlackRock Provident Institutional Funds TempFund Portfolio (j)	569,416	569,416

		1,138,832

TOTAL SHORT-TERM INVESTMENTS (Cost $26,274,051)		26,274,051

Total Investments — 110.0% (Cost $265,949,640(p))		278,694,254
Liabilities in Excess of Other Assets — (10.0%)		(25,275,108)

Net Assets — 100.0%		$253,419,146

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $24,432,924; cash collateral of $25,135,219 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $274,296,021; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,398,233 (gross unrealized appreciation - $12,998,236; gross unrealized depreciation - $8,600,003). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST MFS Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 101.8%
COMMON STOCK – 95.0%
Aerospace – 0.4%
Lockheed Martin Corp.(a)	33,600	$1,874,208

Airlines – 0.5%
Southwest Airlines Co.	198,600	2,704,932

Beverages – 2.0%
PepsiCo, Inc.	222,800	10,839,220

Broadcasting – 0.7%
Grupo Televisa SA [ADR] (Brazil)	67,700	3,569,821

Business Services – 0.8%
Accenture Ltd. (Class “A” Stock)*	157,500	4,260,375

Cable Television – 1.9%
Comcast Corp. (Class “A” Stock)*	286,652	8,095,052
EchoStar Communications Corp. (Class “A” Stock)*(a)	67,300	2,094,376

		10,189,428

Chemicals – 1.0%
Air Products & Chemicals, Inc.	49,700	2,702,686
Waters Corp.*	60,200	2,654,820

		5,357,506

Clothing & Apparel – 1.8%
NIKE, Inc. (Class “B” Stock)	120,100	9,463,880

Computer Hardware – 4.2%
Dell, Inc.*	314,420	11,193,352
International Business Machines Corp.	106,400	9,122,736
Network Appliance, Inc.*	89,400	2,056,200

		22,372,288

Computer Services & Software – 10.4%
Cisco Systems, Inc.*	546,480	9,891,288
Electronic Arts, Inc.*	73,200	3,366,468
EMC Corp.*	771,100	8,898,494
Mercury Interactive Corp.*(a)	62,000	2,162,560
Microsoft Corp.	574,080	15,873,311
Oracle Corp.*	252,200	2,844,816
Red Hat, Inc.*(a)	238,400	2,918,016
Symantec Corp.*(a)	125,400	6,881,952
Veritas Software Corp.*	143,411	2,552,716

		55,389,621

Conglomerates – 1.8%
Tyco International Ltd.(a)	319,400	9,792,804

Consumer Products & Services – 7.6%
Avon Products, Inc.	62,700	2,738,736
Colgate-Palmolive Co.	88,800	4,011,984
Gillette Co.	106,500	4,445,310
Johnson & Johnson	322,958	18,192,224
Procter & Gamble Co.	211,000	11,419,320

		40,807,574

Electronic Components & Equipment – 1.5%
General Electric Co.	237,550	7,976,929

Entertainment & Leisure – 3.8%
Carnival Corp.(a)	213,600	10,101,144
Harley-Davidson, Inc.	52,200	3,102,768
International Game Technology Group, Inc.(a)	90,800	3,264,260
Time Warner, Inc.*	240,200	3,876,828

		20,345,000

Farming & Agriculture – 0.9%
Monsanto Co.	131,900	4,803,798

Financial Services – 3.3%
American Express Co.(a)	52,209	2,686,675
Chicago Mercantile Exchange (The)	8,500	1,371,050
Citigroup, Inc.	89,845	3,963,961
Countrywide Financial Corp.(a)	39,800	1,567,722
Goldman Sachs Group, Inc.	28,600	2,666,664
Morgan Stanley Dean Witter & Co.	26,400	1,301,520
SLM Corp.(a)	97,400	4,344,041

		17,901,633

Food – 0.3%
SYSCO Corp.	52,000	1,555,840

Healthcare Services – 2.4%
Caremark Rx, Inc.*	145,900	4,679,013
HCA, Inc.(a)	34,800	1,327,620
UnitedHealth Group, Inc.	92,500	6,820,950

		12,827,583

Hotels & Motels – 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	62,200	2,887,324

Industrial Products – 0.6%
Illinois Tool Works, Inc.	36,600	3,410,022

Insurance – 3.0%
AFLAC, Inc.	164,000	6,430,440
American International Group, Inc.	145,000	9,858,550

		16,288,990

Internet Services – 3.3%
eBay, Inc.*(a)	69,600	6,399,024
IAC/ InterActiveCorp*(a)	46,800	1,030,536
Yahoo!, Inc.*(a)	308,700	10,468,017

		17,897,577

Machinery & Equipment – 1.7%
Caterpillar, Inc.	66,600	5,357,970
Danaher Corp.	77,600	3,979,328

		9,337,298

Medical Supplies & Equipment – 9.7%
Abbott Laboratories	252,100	10,678,956
Amgen, Inc.*(a)	121,600	6,892,288
Bard, (C.R.), Inc.	48,500	2,746,555
Biomet, Inc.(a)	80,800	3,787,904
Fisher Scientific International, Inc.*(a)	69,900	4,077,267
Genzyme Corp.*(a)	227,400	12,372,834
Medtronic, Inc.	217,300	11,277,870

		51,833,674

Oil & Gas – 3.1%
BJ Services Co.	80,600	4,224,246
GlobalSantaFe Corp.	78,200	2,396,830
Halliburton Co.	99,800	3,362,262
Smith International, Inc.*(a)	108,300	6,577,059

		16,560,397

Personal Services – 0.5%
Apollo Group, Inc. (Class “A” Stock)*	35,300	2,589,961

Pharmaceuticals – 9.9%
Allergan, Inc.	28,700	2,082,185
Celgene Corp.*(a)	33,200	1,933,236
Genentech, Inc.*	152,800	8,009,776
Gilead Sciences, Inc.*(a)	198,800	7,431,144
ImClone Systems, Inc.*	20,000	1,057,000
Lilly, (Eli) & Co.	65,000	3,903,250
Pfizer, Inc.	365,002	11,169,062
Roche Holding AG (Switzerland)	65,100	6,725,314
Wyeth	277,600	10,382,240

		52,693,207

Restaurants – 0.7%
Yum! Brands, Inc.	94,600	3,846,436

Retail & Merchandising – 9.3%
Best Buy Co., Inc.(a)	150,500	8,163,120
CVS Corp.	206,400	8,695,632
Kohl’s Corp.*(a)	161,000	7,758,590
Lowe’s Cos., Inc.	202,300	10,995,005
PETsMART, Inc.(a)	110,600	3,139,934
Target Corp.	245,000	11,086,250

		49,838,531

Semiconductors – 3.6%
Analog Devices, Inc.	99,600	3,862,488
Applied Materials, Inc.*	77,700	1,281,273
Intel Corp.	79,000	1,584,740
KLA-Tencor Corp.*	33,100	1,372,988
Marvell Technology Group Ltd.*	216,700	5,662,371
Texas Instruments, Inc.(a)	166,500	3,543,120
Xilinx, Inc.	70,600	1,906,200

		19,213,180

Telecommunications – 3.0%
Amdocs Ltd.*	186,900	4,080,027
America Movil SA de CV (Class “L” Stock) [ADR] (Mexico)	45,700	1,783,671
Qualcomm, Inc.	33,100	1,292,224
Research in Motion Ltd. (Canada)*(a)	27,700	2,114,618
Telefonaktiebolaget LM Ericsson [ADR] (Sweden)*	87,600	2,736,624
Vodafone Group PLC (United Kingdom)	1,685,400	4,033,407

		16,040,571

Transportation – 0.8%
FedEx Corp.	32,700	2,802,063
United Parcel Service, Inc. (Class “B” Stock)	19,400	1,472,848

		4,274,911

TOTAL COMMON STOCK (Cost $490,243,200)		508,744,519

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY – 6.8%
Federal Home Loan Bank
Federal Home Loan Banks
1.65%, 10/01/04 (Cost $36,377,000)	$36,377	36,377,000

TOTAL LONG-TERM INVESTMENTS (Cost $526,620,200)		545,121,519

SHORT-TERM INVESTMENTS – 11.9%
Certificates of Deposit – 1.7%
Banco Santander PR
1.80%, 10/25/04 (b)	5,767	5,767,486
Eurohypo AG
1.80%, 10/22/04 (b)	1,061	1,061,375
Fortis Bank
2.055%, 06/08/05 (b)	157	157,416
Societe Generale
1.717%, 10/14/04 (b)	1,862	1,861,046

		8,847,323

Corporate Obligations – 8.9%
Falcon Asset Securitization
1.66%, 10/05/04 (b)	16	15,547
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	1,431	1,431,080
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	904	903,934
2.005%, 10/01/04 (b)	10,528	10,528,154
Morgan Stanley
1.955%, 10/01/04 (b)(c)	6,466	6,465,991
Natexis Banque
1.922%, 10/01/04 (b)(c)	7,066	7,065,494
1.975%, 10/01/04 (b)(c)	10,255	10,252,241
Societe Generale
1.95%, 10/01/04 (b) (c)	4,875	4,874,263
Swedbank NY
1.72%, 10/15/04 (b)(c)	1,706	1,705,731
Victory Receivables Corp.
1.80%, 10/22/04 (b)	3,002	2,998,340
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	1,311	1,310,427

		47,551,202

Time Deposit – 0.6%
UBS Bank
1.98%, 10/01/04 (b)	3,454	3,454,347

	Shares
Non-Registered Investment Company – 0.7%
BlackRock Institutional Money Market Trust(b) (j)	3,601,075	3,601,075

Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio (j)	79	79

BlackRock Provident Institutional Funds TempFund Portfolio (j)	78	78

		157

TOTAL SHORT-TERM INVESTMENTS (Cost $63,454,104)		63,454,104

Total Investments — 113.7% (Cost $590,074,304(p))		608,575,623
Liabilities in Excess of Other Assets — (13.7%)		(73,340,976)

Net Assets — 100.0%		$535,234,647

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $61,292,188; cash collateral of $63,453,947 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $613,059,624; accordingly, net unrealized depreciation on investments for federal income tax purposes was $4,484,001 (gross unrealized appreciation - $6,705,258; gross unrealized depreciation - $11,189,259). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Marsico Capital Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 95.4%
COMMON STOCK
Aerospace – 1.4%
General Dynamics Corp.	279,666	$28,553,899

Beverages – 0.8%
PepsiCo, Inc.	338,783	16,481,793

Clothing & Apparel – 2.1%
NIKE, Inc. (Class “B” Stock)(a)	533,667	42,052,960

Computer Hardware – 2.8%
Dell, Inc.*	1,542,621	54,917,308

Computer Services & Software – 5.0%
Electronic Arts, Inc.*(a)	1,003,301	46,141,813
Microsoft Corp.(a)	1,968,945	54,441,329

		100,583,142

Conglomerates – 3.3%
Honeywell International, Inc.	762,973	27,360,212
Tyco International Ltd.(a)	1,244,914	38,169,063

		65,529,275

Construction – 2.8%
Lennar Corp. (Class “A” Stock)	661,424	31,483,783
Lennar Corp. (Class “B” Stock)	63,250	2,770,350
MDC Holdings, Inc.	284,603	20,804,479

		55,058,612

Consumer Products & Services – 2.8%
Procter & Gamble Co.	1,015,180	54,941,542

Electronic Components & Equipment – 4.8%
General Electric Co.	2,826,693	94,920,351

Entertainment & Leisure – 6.6%
Mandalay Resort Group	383,317	26,314,712
MGM Mirage, Inc.*	49,737	2,469,442
Royal Caribbean Cruises Ltd.(a)	756,843	32,998,355
Wynn Resorts Ltd.*(a)	1,356,552	70,120,173

		131,902,682

Farming & Agriculture – 0.4%
Monsanto Co.	223,701	8,147,190

Financial - Bank & Trust – 0.2%
UCBH Holdings, Inc.	82,767	3,233,707

Financial Services – 15.3%
Citigroup, Inc.	1,689,164	74,525,916
Countrywide Financial Corp.(a)	1,887,352	74,342,795
Goldman Sachs Group, Inc.(a)	350,690	32,698,336
Merrill Lynch & Co., Inc.	883,059	43,905,693
SLM Corp.(a)	1,836,451	81,905,714

		307,378,454

Healthcare Services – 7.1%
Quest Diagnostics, Inc.(a)	304,040	26,822,409
UnitedHealth Group, Inc.(a)	1,549,738	114,277,680

		141,100,089

Hotels & Motels – 1.8%
Four Seasons Hotels, Inc. (Canada)(a)	545,714	34,980,267

Internet Services – 3.0%
eBay, Inc.*(a)	645,388	59,336,973

Machinery & Equipment – 3.2%
Caterpillar, Inc.(a)	783,718	63,050,113

Medical Supplies & Equipment – 7.6%
Boston Scientific Corp.*	1,370,384	54,445,357
Medtronic, Inc.(a)	734,758	38,133,940
St. Jude Medical, Inc.*	173,068	13,026,828
Wright Medical Group, Inc.*	98,083	2,463,845
Zimmer Holdings, Inc.*(a)	564,877	44,647,878

		152,717,848

Pharmaceuticals – 4.7%
Genentech, Inc.*(a)	1,770,610	92,815,376

Restaurants – 0.4%
Starbucks Corp.*	155,053	7,048,709

Retail & Merchandising – 9.0%
Bed Bath & Beyond, Inc.*	484,047	17,962,984
CVS Corp.(a)	434,143	18,290,445
Lowe’s Cos., Inc.(a)	1,004,065	54,570,933
Tiffany & Co.(a)	1,141,437	35,087,773
Wal-Mart Stores, Inc.	1,048,857	55,799,192

		181,711,327

Telecommunications – 7.3%
Motorola, Inc.	1,020,205	18,404,498
Qualcomm, Inc.	2,617,138	102,173,067
Verizon Communications, Inc.	614,028	24,180,423

		144,757,988

Transportation – 3.0%
FedEx Corp.(a)	704,457	60,364,920

TOTAL LONG - TERM INVESTMENTS (Cost $1,496,974,291)		1,901,584,525

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 23.8%
Certificates of Deposit – 0.7%
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	$1,178	1,178,218
1.72%, 05/25/05 (b)	466	466,317
Societe Generale
1.717%, 10/14/04 (b)	12,620	12,615,407

		14,259,942

Commercial Paper – 0.5%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	9,633	9,621,864

Corporate Obligations – 11.2%
Bear Stearns Cos., Inc.
1.905%, 10/01/04 (b) (c)	47,084	47,084,186
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	15,769	15,768,770
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	52,696	52,697,111
Morgan Stanley
1.86%, 10/01/04 (b)(c)	4,978	4,977,777
1.955%, 10/01/04 (b) (c)	11,272	11,272,231
Natexis Banque
1.922%, 10/01/04 (b)(c)	25,552	25,549,181
1.975%, 10/01/04 (b)(c)	19,865	19,860,347
Societe Generale
1.95%, 10/01/04 (b) (c)	16,135	16,132,188
Swedbank NY
1.72%, 10/15/04 (b)(c)	26,382	26,378,341
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	1,893	1,892,475

		221,612,607

Time Deposit – 0.7%
UBS Bank
1.98%, 10/01/04 (b)	14,261	14,261,197

	Shares
Non-Registered Investment Company – 7.3%
BlackRock Institutional Money Market Trust(b) (j)	145,227,287	145,227,287

Registered Investment Companies – 3.4%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	34,225,341	34,225,341
BlackRock Provident Institutional Funds TempFund Portfolio (j)	34,225,340	34,225,340

		68,450,681

TOTAL SHORT-TERM INVESTMENTS (Cost $473,433,578)		473,433,578

Total Investments — 119.2% (Cost $1,970,407,869(p))		2,375,018,103
Liabilities in Excess of Other Assets — (19.2%)		(382,723,380)

Net Assets — 100.0%		$1,992,294,723

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $395,983,722; cash collateral of $404,982,897 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $1,972,325,399; accordingly, net unrealized appreciation on investments for federal income tax purposes was $402,692,704 (gross unrealized appreciation - $418,258,535; gross unrealized depreciation - $15,565,831). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Goldman Sachs Concentrated Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.8%
COMMON STOCK
Cable Television – 4.8%
Cablevision Systems New York Group (Class “A” Stock)*(a)	1,697,254	$34,420,311
Scripps, (E.W.) Co. (Class “A” Stock)	220,208	10,521,538

		44,941,849

Computer Services & Software – 5.1%
First Data Corp.	895,500	38,954,250
Sabre Holdings Corp.	381,950	9,369,234

		48,323,484

Conglomerates – 0.1%
3M Co.	11,800	943,646

Consumer Non-Durables – 5.5%
PepsiCo, Inc.	674,900	32,833,885
Wrigley, (Wm., Jr.) Co.	296,200	18,752,422

		51,586,307

Consumer Products & Services – 0.1%
Procter & Gamble Co.	15,800	855,096

Consumer Services – 5.1%
Cendant Corp.	2,207,915	47,690,964

Electronic Components & Equipment – 0.2%
General Electric Co.	55,200	1,853,616

Entertainment & Leisure – 3.9%
Harrah’s Entertainment, Inc.(a)	693,200	36,725,736

Financial Services – 4.6%
MBNA Corp.	267,700	6,746,040
McGraw-Hill Cos., Inc.	306,405	24,417,414
Moody’s Corp.	171,658	12,573,949

		43,737,403

Financials – 10.1%
Fannie Mae(a)	498,116	31,580,554
Freddie Mac	619,900	40,442,276
Schwab, (Charles) Corp.	2,555,200	23,482,288

		95,505,118

Health – 1.9%
Caremark Rx, Inc.*(a)	563,305	18,065,191

Hotels & Motels – 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	236,573	10,981,719

Media & Communications – 21.8%
Clear Channel Communications, Inc.(a)	1,038,200	32,360,694
Comcast Corp. (Special Class “A” Stock)*(a)	618,040	17,255,677
EchoStar Communications Corp. (Class “A” Stock)*(a)	652,245	20,297,864
Entravision Communications Corp. (Class “A” Stock)*	549,655	4,182,875
Time Warner, Inc.*(a)	1,162,124	18,756,681
Univision Communications, Inc. (Class “A” Stock)*(a)	1,621,100	51,242,971
Viacom, Inc. (Class “B” Stock)	1,600,450	53,711,103

Westwood One, Inc.*	439,200	8,682,984

		206,490,849

Medical Supplies & Equipment – 1.8%
Guidant Corp.	260,400	17,196,816

Pharmaceuticals – 4.1%
Pfizer, Inc.	1,255,500	38,418,300

Retail – 3.9%
Dollar Tree Stores, Inc.*(a)	146,075	3,936,721
Family Dollar Stores, Inc.	494,200	13,392,820
Wal-Mart Stores, Inc.	357,600	19,024,320

		36,353,861

Retail & Merchandising – 1.6%
Lowe’s Companies, Inc.(a)	278,600	15,141,910

Semiconductors – 2.8%
Intel Corp.	832,800	16,705,968
Linear Technology Corp.(a)	258,600	9,371,664

		26,077,632

Technology – 19.3%
Cisco Systems, Inc.*	1,191,200	21,560,720
Dell, Inc.*	668,900	23,812,840
eBay, Inc.*(a)	165,120	15,181,133
Electronic Arts, Inc.*	12,000	551,880
Google, Inc. (Class “A” Stock)*(a)	54,400	7,050,240
Microsoft Corp.	1,684,994	46,590,084
QUALCOMM, Inc.(a)	1,407,280	54,940,211
Yahoo!, Inc.*(a)	360,800	12,234,728

		181,921,836

Telecommunications – 0.9%
Crown Castle International Corp.*(a)	588,230	8,752,862

TOTAL LONG-TERM INVESTMENTS (Cost $877,262,623)		931,564,195

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 14.0%
Certificates of Deposit – 3.2%
Banco Santander PR
1.80%, 10/25/04 (b)	$747	746,700
Eurohypo AG
1.80%, 10/22/04 (b)	792	792,158
Fortis Bank NY
2.055%, 06/08/05 (b)	28,293	28,288,779

		29,827,637

Corporate Obligations – 8.2%
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	16,699	16,699,323
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	14,542	14,542,679
Morgan Stanley
1.955%, 10/01/04 (b) (c)	8,398	8,397,578
Natexis Banque
1.922%, 10/01/04 (b) (c)	15,643	15,641,765
1.975%, 10/01/04 (b)(c)	7,875	7,873,170

Societe Generale
1.95%, 10/01/04 (b) (c)	13,091	13,088,792
Swedbank NY
1.72%, 10/15/04 (b)(c)	2,290	2,289,694

		78,533,001

Time Deposit – 0.6%
UBS Bank
1.98%, 10/01/04 (b)	5,277	5,277,477

	Shares
Non-Registered Investment Company – 2.0%
BlackRock Institutional Money Market Trust(b) (j)	18,815,726	18,815,726

TOTAL SHORT-TERM INVESTMENTS (Cost $132,453,841)		132,453,841

Total Investments — 112.8% (Cost $1,009,716,464 (p))		1,064,018,036
Liabilities in Excess of Other Assets — (12.80%)		(120,675,181)

Net Assets — 100.0%		$943,342,855

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $128,994,855; cash collateral of $132,453,842 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $1,021,458,639; accordingly, net unrealized appreciation on investments for federal income tax purposes was $42,559,397 (gross unrealized appreciation - $117,399,795; gross unrealized depreciation - $74,840,398). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST DeAM Large-Cap Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 94.4%
COMMON STOCK
Aerospace – 2.6%
General Dynamics Corp.	25,900	$2,644,390
Goodrich Corp.	14,700	460,992
Northrop Grumman Corp.	22,300	1,189,259

		4,294,641

Automotive Parts – 2.1%
American Axle & Manufacturing Holdings, Inc.(a)	57,500	1,682,450
Autoliv, Inc. (Germany)	43,400	1,753,360

		3,435,810

Beverages – 0.9%
Coca-Cola Enterprises, Inc.	8,700	164,430
Coors, (Adolph) Co. (Class “B” Stock)(a)	20,200	1,371,984

		1,536,414

Cable Television – 1.0%
Cox Communications, Inc. (Class “A” Stock)*	51,100	1,692,943

Chemicals – 0.1%
Engelhard Corp.	3,600	102,060

Computer Hardware – 2.5%
Hewlett-Packard Co.	14,000	262,500
Ingram Micro, Inc. (Class “A” Stock)*	56,800	914,480
International Business Machines Corp.	32,200	2,760,828
Storage Technology Corp.*	4,000	101,040

		4,038,848

Computer Services & Software – 1.9%
Computer Sciences Corp.*(a)	35,300	1,662,630
Unisys Corp.*	144,500	1,491,240

		3,153,870

Conglomerates – 1.7%
Altria Group, Inc.	8,800	413,952
Cendant Corp.	106,000	2,289,600

		2,703,552

Construction – 0.2%
Ryland Group, Inc. (The)	3,100	287,246

Consumer Products & Services – 0.6%
Gillette Co.	15,800	659,492
Hasbro, Inc.	19,400	364,720

		1,024,212

Containers & Packaging – 0.2%
Owens-Illinois, Inc.*	23,900	382,400

Electronic Components & Equipment – 4.5%
General Electric Co.	185,600	6,232,448
Hubbell, Inc. (Class “B” Stock)	2,200	98,626
Parker-Hannifin Corp.	14,300	841,698
Rockwell Automation, Inc.	4,200	162,540

		7,335,312

Entertainment & Leisure – 3.1%
Disney, (Walt) Co.	114,500	2,581,975
Time Warner, Inc.*(a)	152,600	2,462,964

		5,044,939

Farming & Agriculture – 1.3%
Monsanto Co.	56,000	2,039,520

Financial - Bank & Trust – 11.7%
Bank of America Corp.	98,800	4,281,004
Golden West Financial Corp.(a)	24,900	2,762,655
National City Corp.	58,700	2,266,994
U.S. Bancorp	125,700	3,632,730
UnionBanCal Corp.	8,800	521,048
Wachovia Corp.	6,100	286,395
Wells Fargo & Co.	87,800	5,235,514

		18,986,340

Financial Services – 9.0%
CIT Group, Inc.	17,100	639,369
Citigroup, Inc.	102,275	4,512,373
Freddie Mac	49,800	3,248,952
J.P. Morgan Chase & Co.	135,884	5,398,671
Providian Financial Corp.*(a)	58,900	915,306

		14,714,671

Food – 1.9%
Hershey Foods Corp.	31,400	1,466,694
Tyson Foods, Inc. (Class “A” Stock)(a)	103,300	1,654,866

		3,121,560

Healthcare Services – 0.1%
Caremark Rx, Inc.*	5,100	163,557

Industrial Products – 1.2%
Nucor Corp.(a)	21,000	1,918,770

Insurance – 5.9%
Alleghany Corp.*	200	54,580
Allstate Corp. (The)	14,600	700,654
Anthem, Inc.*(a)	4,600	401,350
Berkley, (W.R.) Corp.(a)	61,350	2,586,516
Chubb Corp.(a)	7,300	513,044
Fidelity National Financial, Inc.	17,200	655,320
Loews Corp.	27,400	1,602,900
MetLife, Inc.	64,300	2,485,195
Safeco Corp.	2,000	91,300
UnumProvident Corp.	26,900	422,061

		9,512,920

Machinery & Equipment – 2.6%
Eaton Corp.	41,700	2,644,197
Stanley Works	35,900	1,526,827

		4,171,024

Medical Supplies & Equipment – 0.5%
AmerisourceBergen Corp.(a)	11,600	623,036
Hillenbrand Industries, Inc.	5,300	267,809

		890,845

Metals & Mining – 2.3%
Phelps Dodge Corp.(a)	22,400	2,061,472
United States Steel Corp.(a)	43,200	1,625,184

		3,686,656

Oil & Gas – 12.5%
Apache Corp.	54,600	2,736,006
ChevronTexaco Corp.	10,300	552,492
Devon Energy Corp.(a)	25,500	1,810,755
Exxon Mobil Corp.	148,800	7,191,504
Occidental Petroleum Corp.	42,400	2,371,432
Pioneer Natural Resources Co.(a)	62,000	2,137,760
Pogo Producing Co.	22,300	1,058,135
Valero Energy Corp.(a)	21,300	1,708,473
Williams Cos., Inc.	55,500	671,550

		20,238,107

Paper & Forest Products – 1.3%
Louisiana-Pacific Corp.	65,800	1,707,510
Rayonier, Inc.	9,600	434,304

		2,141,814

Pharmaceuticals – 2.2%
Bristol-Meyers Squibb Co.	102,100	2,416,707
Merck & Co., Inc.	33,000	1,089,000

		3,505,707

Real Estate – 2.1%
Apartment Investment & Management Co. (Class “A” Stock)[REIT](a)	9,800	340,844
Avalonbay Communities, Inc.[REIT]	5,300	319,166
Boston Properties, Inc. [REIT]	3,400	188,326
Equity Office Properties Trust [REIT]	20,200	550,450
Equity Residential Properties Trust [REIT]	17,900	554,900
Federal Realty Investment Trust[REIT]	2,100	92,400
Kimco Realty Corp.[REIT]	4,200	215,460
Mills Corp. (The) [REIT]	2,700	140,049
Pan Pacific Retail Properties, Inc.[REIT]	1,900	102,790
Simon Property Group, Inc. [REIT](a)	9,200	493,396
Vornado Realty Trust [REIT]	6,200	388,616

		3,386,397

Restaurants – 1.7%
McDonald’s Corp.	98,400	2,758,152

Retail & Merchandising – 2.4%
Dillard’s, Inc. (Class “A” Stock)	68,300	1,348,242
May Department Stores Co.(a)	51,100	1,309,693
Office Depot, Inc.*	79,500	1,194,885
SUPERVALU, Inc.(a)	4,600	126,730

		3,979,550

Semiconductors – 1.1%
Advanced Micro Devices, Inc.*(a)	73,500	955,500
LSI Logic Corp.*	201,200	867,172

		1,822,672

Telecommunications – 5.5%
AT&T Corp.(a)	118,900	1,702,648
BellSouth Corp.	83,100	2,253,672
SBC Communications, Inc.	19,300	500,835

Verizon Communications, Inc.(a)		115,700	4,556,266

			9,013,421

Transportation – 2.3%
CNF, Inc.		41,300	1,692,887
FedEx Corp.		13,200	1,131,108
Ryder System, Inc.		18,800	884,352

			3,708,347

Utilities – 5.4%
American Electric Power Co., Inc.(a)		64,900	2,074,204
Duke Energy Corp.(a)		50,600	1,158,234
Edison International Co.		23,300	617,683
Exelon Corp.		78,800	2,891,172
PG&E Corp.*(a)		35,600	1,082,240
TXU Corp.		18,500	886,520

			8,710,053

TOTAL COMMON STOCK (Cost $145,549,736)			153,502,330

	Moody’s Rating	Principal Amount (000)
CORPORATE OBLIGATIONS
Retail & Merchandising
Ames Department Stores, Inc., Sr. Notes
10.00%, 04/15/06(cost $13,156; purchased 11/17/00 - 01/30/01) (g) (i)	NR	$40	4

TOTAL LONG-TERM INVESTMENTS (Cost $145,562,892)			153,502,334

SHORT-TERM INVESTMENTS – 17.3%
Certificates of Deposit – 5.1%
Banco Santander PR
1.70%, 10/07/04 (b)(c)		3,034	3,034,023
1.80%, 10/25/04 (b)		1,162	1,161,905
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)		140	139,641
Eurohypo AG
1.80%, 10/22/04 (b)		2,222	2,222,065
Svenska Handelsbanken
1.39%, 10/27/04 (b)		1,808	1,807,648

			8,365,282

Corporate Obligations – 8.6%
Bear Stearns
1.905%, 10/01/04 (b) (c)		2,321	2,321,068
Concord Minutemen Capital Co.
1.66%, 10/05/04 (b)		1,373	1,367,980
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)		3,008	3,008,072
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)		2,884	2,884,525
Morgan Stanley
1.955%, 10/01/04 (b) (c)		408	408,193

Natexis Banque
1.922%, 10/01/04 (b)(c)	126	125,530
1.975%, 10/01/04 (b)(c)	3,822	3,820,870

		13,936,238

Time Deposit – 0.7%
UBS Bank
1.98%, 10/01/04 (b)	1,082	1,082,383

U.S. Treasury Bills – 0.4%
U.S.Treasury Bills
1.41%, 10/28/04 (k)(n)	635	634,327

	Shares
Non-Registered Investment Company – 2.5%
BlackRock Institutional Money Market Trust(b) (j)	4,144,442	4,144,442

TOTAL SHORT-TERM INVESTMENTS (Cost $28,162,672)		28,162,672

Total Investments — 111.7% (Cost $173,725,564(p))		181,665,006
Liabilities in Excess of Other Assets — (11.70%)		(19,050,403)

Net Assets — 100.0%		$162,614,603

The following abbreviations are used throughout the Schedule of Investments:

NR	Not Rated by Moody’s or Standard & Poor’s.

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $26,731,083; cash collateral of $27,528,345 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $13,156. The aggregate value, $0, represents 0.00% of net assets.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	Security available to institutional buyers only.
(k)	Securities with an aggregate market value of $634,327 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Type	Expiration Month	Contracts Value at Trade Date	Contracts Value at September 30, 2004	Unrealized Depreciation
Long Position:
30	S&P 500	Dec 04	$8,401,380	$8,361,750	$(39,630)

(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $174,194,316; accordingly, net unrealized appreciation on investments for federal income tax purposes was $7,470,690 (gross unrealized appreciation - $10,128,104; gross unrealized depreciation - $2,657,414). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Hotchkis and Wiley Large Cap Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.7%
COMMON STOCK
Aerospace & Defense – 4.2%
Lockheed Martin Corp.	236,900	$13,214,282
Raytheon Co.	304,800	11,576,304

		24,790,586

Auto Components – 0.9%
Delphi Corp.(a)	554,700	5,153,163

Commercial Banks – 2.2%
KeyCorp	168,700	5,330,920
UnionBanCal Corp.	131,800	7,803,878

		13,134,798

Commercial Services & Supplies – 3.5%
Cendant Corp.	472,500	10,206,000
Waste Management, Inc.	386,000	10,553,240

		20,759,240

Diversified Financial Services – 5.9%
CIT Group, Inc.	484,400	18,111,716
Principal Financial Group, Inc.	475,300	17,096,541

		35,208,257

Diversified Telecommunication Services – 0.2%
AT&T Corp.	81,300	1,164,216

Electric Utilities – 6.7%
Alliant Energy Corp.	230,500	5,734,840
American Electric Power Co., Inc.(a)	181,800	5,810,328
Entergy Corp.	178,600	10,824,946
FirstEnergy Corp.	428,900	17,619,212

		39,989,326

Food & Staples Retailing – 1.9%
Albertson’s, Inc.(a)	470,300	11,254,279

Food Products – 1.9%
Kraft Foods, Inc. (Class “A” Stock)	169,700	5,382,884
Sara Lee Corp.	265,400	6,067,044

		11,449,928

Healthcare Providers & Services – 6.5%
Aetna, Inc.	202,100	20,195,853
HCA, Inc.	138,900	5,299,035
Tenet Healthcare Corp.*	1,227,400	13,243,646

		38,738,534

Hotels, Restaurants & Leisure – 6.0%
Caesars Entertainment, Inc.*	521,300	8,705,710
Mandalay Resort Group	157,600	10,819,240
Yum! Brands, Inc.	397,300	16,154,218

		35,679,168

Household Durables – 3.2%
Lennar Corp. (Class “A” Stock)	393,200	18,716,320

Industrial Conglomerates – 1.9%
Tyco International Ltd.	359,700	11,028,402

Insurance – 14.9%
Allmerica Financial Corp.*	282,600	7,596,288
Allstate Corp. (The)	301,900	14,488,181
MetLife, Inc.	768,000	29,683,200
St. Paul Cos., Inc.	542,900	17,948,274
UnumProvident Corp.	1,147,300	18,001,137

		87,717,080

IT Services – 5.2%
Electronic Data Systems Corp.	1,597,800	30,981,342

Leisure Equipment & Products – 2.4%
Eastman Kodak Co.(a)	432,600	13,938,372

Machinery – 0.9%
SPX Corp.(a)	153,600	5,437,440

Metals & Mining – 1.9%
Alcoa, Inc.	328,000	11,017,520

Multi-Utilities – 1.0%
SCANA Corp.(a)	161,600	6,034,144

Multiline Retail – 5.7%
Penney, (J.C.) Co., Inc.	114,900	4,053,672
Sears, Roebuck and Co.	748,100	29,811,785

		33,865,457

Oil & Gas – 4.2%
Sunoco, Inc.	175,000	12,946,500
Teekay Shipping Corp.	277,600	11,961,784

		24,908,284

Paper & Forest Products – 1.3%
Weyerhaeuser Co.	118,100	7,851,288

Road & Rail – 0.5%
Union Pacific Corp.	49,400	2,894,840

Real Estate – 3.0%
Apartment Investment & Management Co. (Class “A” Stock)[REIT]	196,600	6,837,748
New Century Financial Corp. [REIT]	74,500	4,321,000
Plum Creek Timber Co., Inc. [REIT]	189,500	6,638,185

		17,796,933

Software – 4.3%
Computer Associates International, Inc.	968,100	25,461,030

Textiles, Apparel & Luxury Goods – 0.9%
Jones Apparel Group, Inc.	150,100	5,373,580

Thrifts & Mortgage Finance – 4.0%
Freddie Mac	226,200	14,757,288
Washington Mutual, Inc.(a)	223,900	8,750,012

		23,507,300

Tobacco – 3.5%
Altria Group, Inc.	440,700	20,730,528

TOTAL LONG-TERM INVESTMENTS (Cost $564,347,076)		584,581,355

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 7.1%
Certificates of Deposit – 0.8%
Banco Santander PR
1.80%, 10/25/04 (b)	$3,925	3,925,092
Eurohypo AG
1.80%, 10/22/04 (b)	65	65,243
Fortis Bank
2.055%, 06/08/05 (b)	520	520,227

		4,510,562

Corporate Obligations – 4.6%
Bear Stearns
1.905%, 10/01/04 (b) (c)	9,918	9,917,527
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	6,605	6,605,283
Morgan Stanley
1.955%, 10/01/04 (b) (c)	5,474	5,473,953
Natexis Banque
1.922%, 10/01/04 (b) (c)	4,841	4,840,485
Societe Generale
1.95%, 10/01/04 (b) (c)	590	589,398

		27,426,646

Time Deposit – 0.3%
UBS Bank
1.98%, 10/01/04 (b)	1,824	1,823,692

	Shares
Non-Registered Investment Company – 1.4%
BlackRock Institutional Money Market Trust(b) (j)	8,385,884	8,385,884

TOTAL SHORT-TERM INVESTMENTS (Cost $42,146,784)		42,146,784

Total Investments — 105.8% (Cost $606,493,860 (p))		626,728,139
Liabilities in Excess of Other Assets — (5.8%)		(34,252,393)

Net Assets — 100.0%		$592,475,746

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $40,638,003; cash collateral of $42,146,784 was received with which the portfolio purchased securities.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $606,501,267; accordingly, net unrealized appreciation on investments for federal income tax purposes was $20,226,872 (gross unrealized appreciation - $35,416,050; gross unrealized depreciation - $15,189,178). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Alliance/Bernstein Growth + Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 95.7%
COMMON STOCK
Aerospace – 0.4%
Boeing Co.(a)	4,900	$252,938

Automotive Parts – 0.8%
Magna International, Inc. (Class “A” Stock)	7,700	570,416

Beverage – 0.7%
PepsiCo, Inc.	9,600	467,040

Broadcasting – 0.4%
Scripps, (E.W.) Co. (Class “A” Stock)(a)	6,400	305,792

Cable Television – 0.6%
Comcast Corp. (Special Class “A” Stock)*(a)	15,300	427,176

Clothing & Apparel – 1.9%
Jones Apparel Group, Inc.	9,000	322,200
VF Corp.	20,150	996,418

		1,318,618

Computer Hardware – 4.9%
Dell, Inc.*	65,600	2,335,360
Hewlett-Packard Co.	52,750	989,063

		3,324,423

Computer Services & Software – 6.7%
Cisco Systems, Inc.*(a)	53,300	964,730
Electronic Arts, Inc.*	22,100	1,016,379
Microsoft Corp.	93,700	2,590,805

		4,571,914

Conglomerates – 1.4%
Altria Group, Inc.	6,150	289,296
Textron, Inc.	10,600	681,262

		970,558

Consumer Products & Services – 2.5%
Avon Products, Inc.(a)	22,900	1,000,272
Procter & Gamble Co.	13,400	725,208

		1,725,480

Containers & Packaging – 0.7%
Smurfit-Stone Container Corp.*(a)	25,600	495,872

Electronic Components & Equipment – 4.8%
Flextronics International Ltd.*	35,800	474,350
General Electric Co.	69,800	2,343,884
Solectron Corp.*	87,697	434,100

		3,252,334

Entertainment & Leisure – 2.6%
Time Warner, Inc.*	39,600	639,144
Viacom, Inc. (Class “B” Stock)	34,400	1,154,464

		1,793,608

Financial - Bank & Trust – 4.6%
Bank of America Corp.	24,794	1,074,324
National City Corp.	21,700	838,054
SunTrust Banks, Inc.	7,300	513,993
Wachovia Corp.	14,650	687,818

		3,114,189

Financial Services – 11.4%
Citigroup, Inc.	65,700	2,898,683
Fannie Mae(a)	11,500	729,100
Freddie Mac	2,500	163,100
Goldman Sachs Group, Inc.	3,300	307,692
J.P. Morgan Chase & Co.	32,500	1,291,225
Lehman Brothers Holdings, Inc.(a)	7,200	573,984
MBNA Corp.	70,200	1,769,040

		7,732,824

Food – 1.3%
Safeway, Inc.*(a)	28,275	545,990
Unilever NV	5,500	317,900

		863,890

Healthcare Services – 3.5%
Caremark Rx, Inc.*(a)	10,500	336,735
Medco Health Solutions, Inc.*	10,300	318,270
UnitedHealth Group, Inc.	24,000	1,769,760

		2,424,765

Industrial Products – 0.5%
Cooper Industries Ltd. (Class “A” Stock)	6,300	371,700

Insurance – 6.1%
American International Group, Inc.	21,200	1,441,388
Chubb Corp.(a)	14,500	1,019,060
Manulife Financial Corp. (Canada)	9,800	429,142
MetLife, Inc.	14,500	560,425
St. Paul Cos., Inc.(a)	12,698	419,796
Torchmark Corp.	1,200	63,816
XL Capital Ltd. (Class “A” Stock)(a)	3,200	236,768

		4,170,395

Internet Services – 5.8%
eBay, Inc.*(a)	16,200	1,489,428
Juniper Networks, Inc.*(a)	22,000	519,200
Yahoo!, Inc.*(a)	56,800	1,926,088

		3,934,716

Medical Supplies & Equipment – 4.9%
Alcon, Inc. (Switzerland)	11,000	882,200
Amgen, Inc.*(a)	22,700	1,286,636
Boston Scientific Corp.*(a)	12,500	496,625
St. Jude Medical, Inc.*	4,700	353,769
Zimmer Holdings, Inc.*	4,500	355,680

		3,374,910

Oil & Gas – 6.7%
BP PLC [ADR] (United Kingdom)	13,900	799,667
ChevronTexaco Corp.	21,000	1,126,440
ConocoPhillips	17,700	1,466,445
Occidental Petroleum Corp.	21,200	1,185,716

		4,578,268

Paper & Forest Products – 0.7%
MeadWestvaco Corp.	14,600	465,740

Pharmaceuticals – 3.4%
GlaxoSmithKline PLC [ADR] (United Kingdom)	12,300	537,879
Pfizer, Inc.	47,200	1,444,320
Wyeth	9,700	362,780

		2,344,979

Railroads – 3.4%
Burlington Northern Santa Fe Corp.	19,000	727,890
CSX Corp.	18,900	627,480
Norfolk Southern Corp.	33,400	993,316

		2,348,686

Retail & Merchandising – 6.4%
Amazon.com, Inc.*(a)	9,000	367,740
Bed Bath & Beyond, Inc.*(a)	7,000	259,770
Federated Department Stores, Inc.	4,600	208,978
Kroger Co. (The)*	30,100	467,152
Lowe’s Cos., Inc.(a)	20,300	1,103,305
May Department Stores Co.(a)	7,300	187,099
Wal-Mart Stores, Inc.	33,900	1,803,480

		4,397,524

Semiconductors – 2.8%
Applied Materials, Inc.*(a)	14,000	230,860
Broadcom Corp. (Class “A” Stock)*	11,500	313,835
Intel Corp.(a)	55,700	1,117,342
Maxim Integrated Products, Inc.(a)	5,800	245,282

		1,907,319

Telecommunications – 2.9%
Corning, Inc.*(a)	74,300	823,244
Nortel Networks Corp. (Canada)*	36,700	124,780
Qualcomm, Inc.	10,000	390,400
Sprint Corp.	19,100	384,483
Tellabs, Inc.*	30,700	282,133

		2,005,040

Utilities – 2.9%
American Electric Power Co., Inc.(a)	21,600	690,336
Entergy Corp.	9,900	600,039
PPL Corp.	5,000	235,900
Sempra Energy(a)	12,500	452,375

		1,978,650

TOTAL LONG-TERM INVESTMENTS (Cost $59,469,287)		65,489,764

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 28.4%
Certificates of Deposit – 9.7%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$1,658	1,657,719
1.80%, 10/25/04 (b)	2,442	2,441,990
Eurohypo AG
1.80%, 10/22/04 (b)	1,771	1,770,892
Fortis Bank NY
1.775%, 06/06/05 (b)	735	735,385

		6,605,986

Commercial Paper – 0.3%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	233	232,920

Corporate Obligations – 11.3%
Bear Stearns
1.905%, 10/01/04 (b) (c)	1,235	1,235,443
Concord Minutemen Capital Co.
1.66%, 10/05/04 (b)	955	951,806
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	1,433	1,432,709
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	2,266	2,266,273
Natexis Banque
1.922%, 10/01/04 (b)(c)	1,808	1,807,946
Swedbank NY
1.72%, 10/15/04 (b)(c)	49	48,837

		7,743,014

Time Deposit – 1.3%
UBS Bank
1.98%, 10/01/04 (b)	870	870,226

	Shares
Non-Registered Investment Company – 1.8%
BlackRock Institutional Money Market Trust(b) (j)	1,224,100	1,224,100

Registered Investment Companies – 4.0%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,379,297	1,379,297
BlackRock Provident Institutional Funds TempFund Portfolio (j)	1,379,296	1,379,296

		2,758,593

TOTAL SHORT-TERM INVESTMENTS (Cost $19,434,839)		19,434,839

Total Investments — 124.1% (Cost $78,904,126(p))		84,924,603
Liabilities in Excess of Other Assets — (24.1%)		(16,509,274)

Net Assets — 100.0%		$68,415,329

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $16,120,680; cash collateral of $16,676,246 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $79,120,993; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,803,610 (gross unrealized appreciation - $8,003,790; gross unrealized depreciation - $2,200,180). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Sanford Bernstein Core Value Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.0%
COMMON STOCK
Advertising – 0.3%
Interpublic Group of Cos., Inc. (The)*	77,300	$818,607

Aerospace – 1.4%
Boeing Co.(a)	27,900	1,440,198
General Dynamics Corp.	6,700	684,070
Goodrich Corp.	40,800	1,279,488

		3,403,756

Automobile Manufacturer – 0.1%
General Motors Corp.(a)	7,900	335,592

Automotive Parts – 2.3%
American Axle & Manufacturing Holdings, Inc.(a)	16,000	468,160
Autoliv, Inc. (Sweden)	31,100	1,256,440
BorgWarner, Inc.	16,400	709,956
Cooper Tire & Rubber Co.(a)	22,100	445,757
Dana Corp.	31,300	553,697
Lear Corp.(a)	18,000	980,100
Magna International, Inc. (Class “A” Stock)	14,800	1,096,384

		5,510,494

Beverages – 0.9%
Coors, (Adolph) Co. (Class “B” Stock)(a)	11,400	774,288
PepsiCo, Inc.	27,100	1,318,415

		2,092,703

Building Materials – 1.1%
Martin Marietta Materials, Inc.	14,800	669,996
Masco Corp.(a)	20,600	711,318
Vulcan Materials Co.	23,500	1,197,325

		2,578,639

Cable Television – 0.9%
Comcast Corp. (Class “A” Stock)*	75,000	2,118,000

Chemicals – 0.6%
Dow Chemical Co.	4,700	212,346
DuPont, (E.I.) de Nemours & Co.	9,100	389,480
Eastman Chemical Co.	15,300	727,515

		1,329,341

Clothing & Apparel – 1.2%
Jones Apparel Group, Inc.	35,000	1,253,000
Reebok International Ltd.(a)	11,500	422,280
VF Corp.	23,100	1,142,295

		2,817,575

Computer Hardware – 2.0%
Hewlett-Packard Co.	183,224	3,435,450
Ingram Micro, Inc. (Class “A” Stock)*	26,500	426,650
International Business Machines Corp.	10,000	857,400

		4,719,500

Computer Services & Software – 0.7%
Microsoft Corp.	32,000	884,800
Tech Data Corp.*	18,850	726,668

		1,611,468

Conglomerates – 4.4%
Altria Group, Inc.	111,800	5,259,072
Honeywell International, Inc.	59,800	2,144,428
Johnson Controls, Inc.	7,100	403,351
Textron, Inc.	22,700	1,458,929
Tyco International Ltd.(a)	39,800	1,220,268

		10,486,048

Construction – 0.4%
Pulte Corp.	14,800	908,276

Consumer Products & Services – 1.5%
Kimberly-Clark Corp.	25,400	1,640,586
UST, Inc.	38,600	1,554,036
Whirlpool Corp.	6,200	372,558

		3,567,180

Containers & Packaging – 0.7%
Bemis Co., Inc.	12,800	340,224
Smurfit-Stone Container Corp.*(a)	72,400	1,402,388

		1,742,612

Electronic Components & Equipment – 7.4%
Agere Systems, Inc. (Class “A” Stock)*	298,800	313,740
Arrow Electronics, Inc.*(a)	38,350	865,943
Avnet, Inc.*	20,700	354,384
Flextronics International Ltd.*(a)	67,800	898,350
General Electric Co.	375,000	12,592,500
Hubbell, Inc. (Class “B” Stock)	14,500	650,035
Parker-Hannifin Corp.	7,400	435,564
Sanmina-SCI Corp.*	69,900	492,795
Solectron Corp.*(a)	227,350	1,125,383
Vishay Intertechnology, Inc.*(a)	6,200	79,980

		17,808,674

Entertainment & Leisure – 1.4%
Disney, (Walt) Co.	15,200	342,760
Time Warner, Inc.*	162,100	2,616,294
Viacom, Inc. (Class “B” Stock)	8,700	291,972

		3,251,026

Financial - Bank & Trust – 9.5%
Astoria Financial Corp.	13,200	468,468
Bank of America Corp.	180,376	7,815,691
Comerica, Inc.	26,300	1,560,905
Huntington Bancshares, Inc.(a)	19,900	495,709
National City Corp.	54,150	2,091,273
Regions Financial Corp.	35,710	1,180,573
SunTrust Banks, Inc.(a)	26,100	1,837,701
U.S. Bancorp	80,100	2,314,890
Wachovia Corp.	60,300	2,831,085
Wells Fargo & Co.(a)	33,700	2,009,531

		22,605,826

Financial Services – 14.5%
Capital One Financial Corp.	3,100	229,090
Citigroup, Inc.	223,700	9,869,643
Fannie Mae(a)	14,700	931,980
Freddie Mac	41,700	2,720,508
Goldman Sachs Group, Inc.	24,600	2,293,704
J.P. Morgan Chase & Co.	172,412	6,849,929
KeyCorp(a)	43,475	1,373,810
Lehman Brothers Holdings, Inc.(a)	26,400	2,104,608
MBIA, Inc.(a)	19,300	1,123,453
Merrill Lynch & Co., Inc.(a)	39,000	1,939,080
Morgan Stanley Dean Witter & Co.	40,000	1,972,000
PNC Financial Services Group	19,800	1,071,180
Washington Mutual, Inc.(a)	64,375	2,515,775

		34,994,760

Food – 3.2%
Albertson’s, Inc.(a)	65,900	1,576,987
Archer-Daniels-Midland Co.	10,200	173,196
Kraft Foods, Inc. (Class “A” Stock)	38,000	1,205,360
Kroger Co. (The)*(a)	63,300	982,416
Safeway, Inc.*(a)	61,100	1,179,841
Sara Lee Corp.	70,700	1,616,202
Unilever NV	16,200	936,360

		7,670,362

Healthcare Services – 0.6%
HCA, Inc.	12,200	465,430
Medco Health Solutions, Inc.*	33,000	1,019,700

		1,485,130

Industrial Products – 0.9%
Cooper Industries Ltd. (Class “A” Stock)	13,900	820,100
Crane Co.(a)	8,600	248,712
SPX Corp.	29,000	1,026,600

		2,095,412

Insurance – 6.9%
ACE Ltd.	15,100	604,906
Allstate Corp. (The)	43,500	2,087,565
American International Group, Inc.	14,800	1,006,252
Chubb Corp.(a)	20,700	1,454,796
Genworth Financial, Inc.	53,300	1,241,890
Hartford Financial Services Group, Inc. (The)	28,100	1,740,233
Manulife Financial Corp. (Canada)	39,233	1,718,013
MetLife, Inc.	34,225	1,322,796
MGIC Investment Corp.(a)	19,300	1,284,415
PartnerRe Ltd.	6,200	339,078
RenaissanceRe Holdings Ltd.	10,600	546,748
St. Paul Cos., Inc.	62,440	2,064,266
Torchmark Corp.	2,225	118,326
XL Capital Ltd. (Class “A” Stock)(a)	14,200	1,050,658

		16,579,942

Machinery & Equipment – 1.2%
Eaton Corp.	21,600	1,369,656
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	15,600	1,060,332
Stanley Works	8,500	361,505

		2,791,493

Metals & Mining – 1.5%
Alcan, Inc. (Canada)(a)	20,600	984,680
Alcoa, Inc.	36,900	1,239,471
United States Steel Corp.(a)	35,500	1,335,510

		3,559,661

Oil & Gas – 11.1%
BP PLC [ADR] (United Kingdom)	19,400	1,116,082
ChevronTexaco Corp.	110,800	5,943,312
ConocoPhillips	43,143	3,574,398
Exxon Mobil Corp.	248,400	12,005,171
Marathon Oil Corp.	42,400	1,750,272
Occidental Petroleum Corp.	37,300	2,086,189

		26,475,424

Paper & Forest Products – 2.1%
Georgia-Pacific Corp.	41,625	1,496,419
International Paper Co.	16,100	650,601
MeadWestvaco Corp.	46,100	1,470,590
Temple-Inland, Inc.	19,300	1,295,995

		4,913,605

Pharmaceuticals – 2.0%
AstraZeneca PLC [ADR] (United Kingdom)	23,900	983,007
Merck & Co., Inc.	78,000	2,574,000
Sanofi-Sythelabo SA [ADR] (Switzerland)(a)	31,700	1,160,537

		4,717,544

Printing & Publishing – 0.5%
Donnelley, (R.R.) & Sons Co.	41,200	1,290,384

Railroads – 1.7%
Burlington Northern Santa Fe Corp.	38,775	1,485,470
CSX Corp.	23,500	780,200
Norfolk Southern Corp.	64,450	1,916,743

		4,182,413

Restaurants – 1.1%
McDonald’s Corp.	92,000	2,578,760

Retail & Merchandising – 2.6%
Federated Department Stores, Inc.	26,175	1,189,130
Foot Locker, Inc.	1,400	33,180
Limited Brands, Inc.	70,700	1,575,903
May Department Stores Co.(a)	45,225	1,159,117
Nordstrom, Inc.	12,900	493,296
Office Depot, Inc.*(a)	76,000	1,142,280
Saks, Inc.	54,400	655,520
SUPERVALU, Inc.(a)	1,625	44,769

		6,293,195

Semiconductors – 0.1%
Atmel Corp.*	79,800	288,876

Telecommunications – 5.4%
ADC Telecommunications, Inc.*(a)	241,400	436,934
BellSouth Corp.	29,900	810,888
Corning, Inc.*(a)	111,300	1,233,204
Lucent Technologies, Inc.*	167,600	531,292

Nortel Networks Corp. (Canada)*	220,800	750,720
SBC Communications, Inc.	91,900	2,384,805
Sprint Corp.	142,950	2,877,584
Tellabs, Inc.*	121,100	1,112,909
Verizon Communications, Inc.	68,000	2,677,840

		12,816,176

Utilities – 5.8%
Alliant Energy Corp.	23,900	594,632
American Electric Power Co., Inc.(a)	52,200	1,668,312
CMS Energy Corp.*(a)	57,500	547,400
Constellation Energy Group, Inc.	19,500	776,880
Edison International Co.	19,000	503,690
Entergy Corp.	20,400	1,236,444
Exelon Corp.	46,800	1,717,092
FirstEnergy Corp.	29,400	1,207,752
Northeast Utilities	41,700	808,563
PPL Corp.	26,900	1,269,142
Sempra Energy(a)	38,700	1,400,553
Wisconsin Energy Corp.	30,700	979,330
Xcel Energy, Inc.	65,100	1,127,532

		13,837,322

TOTAL LONG-TERM INVESTMENTS (Cost $204,371,755)		234,275,776

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 18.4%
Certificates of Deposit – 2.0%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$1,672	1,671,731
Eurohypo AG
1.80%, 10/22/04 (b)	1,572	1,571,593
Fortis Bank NY
1.775%, 06/06/05 (b)	1,314	1,313,942
Svenska Handelsbanken
1.39%, 10/27/04 (b)	234	234,100

		4,791,366

Commercial Paper – 0.2%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	425	424,165

Corporate Obligations – 10.4%
Bear Stearns
1.905%, 10/01/04 (b) (c)	3,627	3,627,884
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	3,335	3,335,078
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	6,412	6,412,567
Morgan Stanley
1.86%, 10/01/04 (b)(c)	1,262	1,261,905
1.955%, 10/01/04 (b) (c)	1,259	1,259,182

Natexis Banque
1.922%, 10/01/04 (b)(c)	6,056	6,055,328
1.975%, 10/01/04 (b)(c)	2,104	2,102,970
Societe Generale
1.95%, 10/01/04 (b) (c)	781	780,916

		24,835,830

Time Deposit – 0.7%
UBS Bank
1.98%, 10/01/04 (b)	1,737	1,736,689

	Shares
Non-Registered Investment Company – 3.1%
BlackRock Institutional Money Market Trust(b) (j)	7,446,856	7,446,856

Registered Investment Companies – 2.0%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	2,415,378	2,415,378
BlackRock Provident Institutional Funds TempFund Portfolio (j)	2,415,377	2,415,377

		4,830,755

TOTAL SHORT-TERM INVESTMENTS (Cost $44,065,661)		44,065,661

Total Investments — 116.4% (Cost $248,437,416(p))		278,341,437
Liabilities in Excess of Other Assets — (16.4%)		(39,168,438)

Net Assets — 100.0%		$239,172,999

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $37,913,306; cash collateral of $39,234,906 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $250,429,646; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,911,791 (gross unrealized appreciation - $31,930,424; gross unrealized depreciation - $4,018,633). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Cohen & Steers Realty Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 95.5%
COMMON STOCK
Apartment/Residential – 19.4%
Affordable Residential Communities [REIT]	93,200	$1,360,720
Apartment Investment & Management Co. (Class “A” Stock) [REIT]	44,600	1,551,188
Archstone-Smith Trust [REIT]	381,100	12,058,004
Avalonbay Communities, Inc. [REIT]	261,000	15,717,420
BRE Properties, Inc. [REIT]	220,600	8,460,010
Equity Residential Properties Trust [REIT]	328,400	10,180,400
Essex Property Trust, Inc. [REIT](a)	90,000	6,466,500
Post Properties, Inc. [REIT](a)	188,400	5,633,160
Summit Properties, Inc. [REIT]	165,300	4,471,365

		65,898,767

Diversified – 7.7%
Crescent Real Estate Equities Co. [REIT]	71,300	1,122,262
Sun Communities, Inc. [REIT]	143,100	5,608,089
Vornado Realty Trust [REIT]	309,300	19,386,924

		26,117,275

Health Care – 1.6%
Ventas, Inc. [REIT]	215,000	5,572,800

Hotels & Motels – 7.4%
Hilton Hotels Corp.	255,800	4,819,272
Host Marriott Corp. [REIT](a)	851,900	11,952,157
Starwood Hotels & Resorts Worldwide, Inc.(a)	182,900	8,490,218

		25,261,647

Industrial – 10.0%
AMB Property Corp. [REIT](a)	179,500	6,645,090
Catellus Development Corp. [REIT]	293,852	7,790,017
ProLogis [REIT]	553,500	19,505,340

		33,940,447

Office – 22.0%
Arden Realty, Inc. [REIT]	136,100	4,434,138
Biomed Realty Trust, Inc. [REIT]	51,700	909,403
Boston Properties, Inc. [REIT](a)	389,900	21,596,560
Brandywine Realty Trust	54,400	1,549,312
Brookfield Properties Corp. (Canada)(a)	257,700	8,263,179
CarrAmerica Realty Corp. [REIT]	148,900	4,869,030
Equity Office Properties Trust [REIT]	264,400	7,204,900
Highwoods Properties, Inc. [REIT]	76,800	1,890,048
Kilroy Realty Corp. [REIT]	105,700	4,019,771
Mack-Cali Realty Corp. [REIT]	103,600	4,589,480
Maguire Properties, Inc. [REIT]	154,000	3,743,740
Prentiss Properties Trust [REIT]	97,400	3,506,400
SL Green Realty Corp. [REIT]	148,500	7,693,785

		74,269,746

Office/Industrial – 1.9%
Liberty Property Trust [REIT]	37,500	1,494,000
Reckson Associates Realty Corp. [REIT](a)	177,300	5,097,375

		6,591,375

Regional Mall – 15.8%
CBL & Associates Properties, Inc. [REIT]	85,100	5,186,845
General Growth Properties, Inc. [REIT]	215,600	6,683,600
Macerich Co. [REIT]	154,500	8,233,305
Mills Corp. (The) [REIT]	231,500	12,007,905
Simon Property Group, Inc. [REIT](a)	275,900	14,796,517
Taubman Centers, Inc. [REIT]	256,600	6,627,978

		53,536,150

Self Storage – 4.7%
Public Storage, Inc. [REIT]	188,400	9,335,220
Shurgard Storage Centers, Inc. (Class “A” Stock) [REIT]	174,200	6,758,960

		16,094,180

Shopping Centers – 5.0%
Developers Diversified Realty Corp. [REIT]	130,900	5,124,735
Federal Realty Investment Trust [REIT]	136,000	5,984,000
Pan Pacific Retail Properties, Inc. [REIT]	64,600	3,494,860
Regency Centers Corp. [REIT]	52,200	2,426,778

		17,030,373

TOTAL LONG - TERM INVESTMENTS (Cost $262,202,107)		324,312,760

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 15.6%
Certificate of Deposit – 0.7%
Banco Santander PR
1.671%, 10/07/04 (b) (c)	$673	672,887
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	1,607	1,606,739

		2,279,626

Commercial Paper – 0.4%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	1,514	1,511,766

Corporate Obligations – 8.8%
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	10,379	10,379,503
Natexis Banque
1.922%, 10/01/04 (b) (c)	7,296	7,295,670
1.975%, 10/01/04 (b)(c)	2,541	2,540,115
Swedbank NY
1.72%, 10/15/04 (b)(c)	9,357	9,355,615

		29,570,903

Time Deposit – 0.4%
UBS Bank
1.98%, 10/01/04 (b)	1,425	1,425,130

	Shares
Non-Registered Investment Company – 1.8%
BlackRock Institutional Money Market Trust(b) (j)	6,100,000	6,100,000

Registered Investment Companies – 3.5%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	5,964,577	5,964,577
BlackRock Provident Institutional Funds TempFund Portfolio(j)	5,964,577	5,964,577

		11,929,154

TOTAL SHORT-TERM INVESTMENTS (Cost $52,816,579)		52,816,579

Total Investments — 111.1% (Cost $315,018,686(p))		377,129,339
Liabilities in Excess of Other Assets — (11.1%)		(37,637,636)

Net Assets — 100.0%		$339,491,703

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

(a)	Portion of securities on loan with an aggregate market value of $39,386,941; cash collateral of $40,887,425 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $316,843,103; accordingly, net unrealized appreciation on investments for federal income tax purposes was $60,286,236 (gross unrealized appreciation - $60,616,610; gross unrealized depreciation - $330,374). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Sanford Bernstein Managed Index 500 Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCK
Advertising – 0.1%
Interpublic Group of Cos., Inc. (The)*(a)	61,100	$647,049

Aerospace – 1.6%
Boeing Co.	53,000	2,735,860
Goodrich Corp.	28,700	900,032
United Technologies Corp.	51,100	4,771,718

		8,407,610

Automobile Manufacturers – 0.7%
General Motors Corp.(a)	81,000	3,440,880

Automotive Parts – 0.3%
Delphi Corp.	177,600	1,649,904

Beverages – 1.9%
Coca-Cola Co.(a)	86,200	3,452,310
PepsiCo, Inc.	135,100	6,572,615

		10,024,925

Broadcasting – 0.4%
Univision Communications, Inc. (Class “A” Stock)*	50,000	1,580,500
Westwood One, Inc.*	28,900	571,353

		2,151,853

Building Materials – 1.2%
American Standard Cos., Inc.*	57,000	2,217,870
Masco Corp.(a)	94,000	3,245,820
Sherwin-Williams Co. (The)	13,900	611,044

		6,074,734

Business Services – 0.1%
Fiserv, Inc.*	19,000	662,340

Cable Television – 0.4%
Comcast Corp. (Class “A” Stock)*	64,800	1,829,952

Chemicals – 1.6%
Dow Chemical Co.	24,200	1,093,356
DuPont, (E.I.) de Nemours & Co.	52,200	2,234,160
Eastman Chemical Co.	9,000	427,950
FMC Corp.*	30,800	1,495,956
Hercules, Inc.*	44,600	635,550
Lubrizol Corp.	35,700	1,235,220
PPG Industries, Inc.	22,000	1,348,160

		8,470,352

Clothing & Apparel – 0.3%
VF Corp.	34,375	1,699,844

Computer Hardware – 3.2%
Dell, Inc.*	181,185	6,450,186
Hewlett-Packard Co.	239,760	4,495,500
Ingram Micro, Inc. (Class “A” Stock)*	33,200	534,520

International Business Machines Corp.	62,500	5,358,750

		16,838,956

Computer Services & Software – 6.8%
Cisco Systems, Inc.*	306,400	5,545,840
Electronic Arts, Inc.*	50,000	2,299,500
Electronic Data Systems Corp.	29,300	568,127
EMC Corp.*	143,400	1,654,836
Mercury Interactive Corp.*(a)	16,900	589,472
Microsoft Corp.	600,800	16,612,120
Oracle Corp.*	322,600	3,638,928
Symantec Corp.*(a)	55,300	3,034,864
Tech Data Corp.*	33,000	1,272,150

		35,215,837

Conglomerates – 3.1%
3M Co.(a)	13,900	1,111,583
Altria Group, Inc.	154,900	7,286,496
Cendant Corp.	93,000	2,008,800
Honeywell International, Inc.	44,900	1,610,114
Textron, Inc.	20,000	1,285,400
Tyco International Ltd.	88,100	2,701,146

		16,003,539

Consumer Products & Services – 3.7%
Avon Products, Inc.	74,000	3,232,320
Fortune Brands, Inc.	12,100	896,489
Johnson & Johnson	101,800	5,734,394
Procter & Gamble Co.	144,000	7,793,280
Reynolds American, Inc.(a)	26,800	1,823,472

		19,479,955

Containers & Packaging – 0.1%
Sonoco Products Co.	20,500	542,020

Electronic Components & Equipment – 5.3%
Avnet, Inc.*	28,700	491,344
Eastman Kodak Co.(a)	47,700	1,536,894
Emerson Electric Co.(a)	14,000	866,460
Flextronics International Ltd.*(a)	31,000	410,750
General Electric Co.	641,670	21,547,279
Hubbell, Inc. (Class “B” Stock)	21,000	941,430
Solectron Corp.*(a)	260,000	1,287,000
Vishay Intertechnology, Inc.*(a)	25,000	322,500

		27,403,657

Entertainment & Leisure – 2.9%
Carnival Corp.(a)	30,900	1,461,261
Disney, (Walt) Co.	47,100	1,062,105
Harley-Davidson, Inc.(a)	50,600	3,007,664
International Game Technology Group, Inc.(a)	59,000	2,121,050
Time Warner, Inc.*	358,000	5,778,120
Viacom, Inc. (Class “B” Stock)	50,400	1,691,424

		15,121,624

Financial - Bank & Trust – 5.5%
Bank of America Corp.	213,252	9,240,209
Comerica, Inc.	43,300	2,569,855
Commerce Bancorp, Inc.(a)	25,000	1,380,000

Huntington Bancshares, Inc.(a)	34,200	851,922
National City Corp.	95,400	3,684,348
Regions Financial Corp.	30,676	1,014,149
SunTrust Banks, Inc.(a)	45,000	3,168,450
U.S. Bancorp	71,000	2,051,900
Wachovia Corp.	62,800	2,948,460
Wells Fargo & Co.	30,800	1,836,604

		28,745,897

Financial Services – 8.8%
Bank of New York Co., Inc. (The)	48,300	1,408,911
Citigroup, Inc.	342,900	15,128,747
Fannie Mae	9,500	602,300
Franklin Resources, Inc.	900	50,184
Goldman Sachs Group, Inc.	26,900	2,508,156
J.P. Morgan Chase & Co.	196,776	7,817,910
KeyCorp(a)	76,000	2,401,600
Legg Mason, Inc.(a)	21,750	1,158,623
Lehman Brothers Holdings, Inc.(a)	41,300	3,292,436
MBNA Corp.	183,500	4,624,200
Merrill Lynch & Co., Inc.	59,000	2,933,480
Morgan Stanley Dean Witter & Co.	46,900	2,312,170
PNC Financial Services Group	39,100	2,115,310

		46,354,027

Food – 1.4%
Albertson’s, Inc.(a)	23,200	555,176
Archer-Daniels-Midland Co.	52,808	896,680
Dean Foods Co.*	20,800	624,416
General Mills, Inc.(a)	63,500	2,851,150
Kraft Foods, Inc. (Class “A” Stock)(a)	16,400	520,208
Safeway, Inc.*(a)	86,100	1,662,591

		7,110,221

Healthcare Services – 2.8%
Caremark Rx, Inc.*(a)	85,700	2,748,399
HCA, Inc.(a)	24,200	923,230
Health Management Associates, Inc. (Class “A” Stock)(a)	80,000	1,634,400
UnitedHealth Group, Inc.	86,000	6,341,640
WellPoint Health Networks, Inc.*	28,000	2,942,520

		14,590,189

Industrial Products – 0.3%
Cooper Industries Ltd. (Class “A” Stock)	13,900	820,100
Crane Co.	32,000	925,440

		1,745,540

Insurance – 5.8%
ACE Ltd.	42,500	1,702,550
AFLAC, Inc.	21,300	835,173
Allstate Corp. (The)	32,000	1,535,680
American International Group, Inc.	183,487	12,475,281
Anthem, Inc.*(a)	7,300	636,925
Axis Capital Holdings Ltd.	15,000	390,000
Chubb Corp.(a)	33,900	2,382,492
CIGNA Corp.	28,300	1,970,529
Hartford Financial Services Group, Inc. (The)	24,600	1,523,478

Lincoln National Corp.	44,800	2,105,600
St. Paul Cos., Inc.	64,695	2,138,817
XL Capital Ltd. (Class “A” Stock)	30,500	2,256,695

		29,953,220

Internet Services – 3.0%
eBay, Inc.*(a)	82,800	7,612,632
Juniper Networks, Inc.*(a)	67,100	1,583,560
Yahoo!, Inc.*(a)	182,200	6,178,402

		15,374,594

Machinery & Equipment – 0.3%
Eaton Corp.	28,700	1,819,867

Medical Supplies & Equipment – 4.1%
Abbott Laboratories	17,700	749,772
Alcon, Inc. (Switzerland)	16,600	1,331,320
Amgen, Inc.*	132,200	7,493,096
Applera Corp. - Applied Biosystems Group	55,000	1,037,850
Boston Scientific Corp.*	124,200	4,934,466
St. Jude Medical, Inc.*	34,000	2,559,180
Zimmer Holdings, Inc.*	40,400	3,193,216

		21,298,900

Metals & Mining – 1.0%
Alcan, Inc. (Canada)(a)	19,000	908,200
Alcoa, Inc.	46,400	1,558,576
United States Steel Corp.	50,400	1,896,048
Worthington Industries, Inc.	29,200	623,420

		4,986,244

Office Equipment – 0.1%
Pitney Bowes, Inc.	13,000	573,300

Oil & Gas – 7.0%
Baker Hughes, Inc.	33,400	1,460,248
BP PLC [ADR] (United Kingdom)	18,100	1,041,293
ChevronTexaco Corp.	127,876	6,859,269
ConocoPhillips	56,453	4,677,131
El Paso Corp.(a)	79,500	730,605
Exxon Mobil Corp.	256,900	12,415,976
FMC Technologies, Inc.*	16,100	537,740
Marathon Oil Corp.	68,800	2,840,064
Nabors Industries Ltd.*	14,800	700,780
Occidental Petroleum Corp.	38,300	2,142,119
Western Gas Resources, Inc.	58,000	1,658,220
XTO Energy, Inc.	46,000	1,494,080

		36,557,525

Paper & Forest Products – 0.7%
Georgia-Pacific Corp.	14,700	528,465
International Paper Co.	38,600	1,559,826
MeadWestvaco Corp.	30,000	957,000
Temple-Inland, Inc.	9,100	611,065

		3,656,356

Pharmaceuticals – 4.1%
Bristol-Meyers Squibb Co.	84,300	1,995,381
Cephalon, Inc.*(a)	24,000	1,149,600
Forest Laboratories, Inc.*	54,600	2,455,908

Lilly, (Eli) & Co.	6,500	390,325
Merck & Co., Inc.	41,200	1,359,600
Pfizer, Inc.	461,120	14,110,272

		21,461,086

Printing & Publishing – 0.3%
Donnelley, (R.R.) & Sons Co.	48,000	1,503,360

Railroads – 0.6%
Burlington Northern Santa Fe Corp.	15,000	574,650
CSX Corp.	47,300	1,570,360
Norfolk Southern Corp.	38,400	1,142,016

		3,287,026

Real Estate – 0.6%
Equity Office Properties Trust [REIT]	70,000	1,907,500
Equity Residential Properties Trust [REIT]	35,000	1,085,000

		2,992,500

Restaurants – 1.2%
McDonald’s Corp.	63,200	1,771,496
Starbucks Corp.*(a)	69,000	3,136,740
Wendy’s International, Inc.	33,000	1,108,800

		6,017,036

Retail & Merchandising – 8.1%
Bed Bath & Beyond, Inc.*	31,400	1,165,254
Federated Department Stores, Inc.	33,900	1,540,077
Home Depot, Inc.	164,800	6,460,160
Lowe’s Cos., Inc.(a)	108,400	5,891,540
May Department Stores Co.(a)	39,500	1,012,385
Saks, Inc.	30,000	361,500
Sears, Roebuck and Co.(a)	55,200	2,199,720
SUPERVALU, Inc.(a)	31,900	878,845
Target Corp.	68,600	3,104,150
TJX Cos., Inc.	100,100	2,206,204
Wal-Mart Stores, Inc.	284,700	15,146,039
Williams-Sonoma, Inc.*	51,500	1,933,825

		41,899,699

Semiconductors – 1.9%
Atmel Corp.*	231,000	836,220
Broadcom Corp. (Class “A” Stock)*	36,900	1,007,001
Intel Corp.	329,380	6,607,363
Linear Technology Corp.	23,900	866,136
Marvell Technology Group Ltd.*(a)	26,600	695,058

		10,011,778

Telecommunications – 4.6%
ALLTEL Corp.	14,000	768,740
AT&T Corp.	30,340	434,469
BellSouth Corp.	76,000	2,061,120
Corning, Inc.*(a)	78,000	864,240
Lucent Technologies, Inc.*	259,000	821,030
Motorola, Inc.	78,000	1,407,120
Nextel Communications, Inc. (Class “A” Stock)*	67,400	1,606,816
Qualcomm, Inc.	124,000	4,840,960
SBC Communications, Inc.	145,200	3,767,940
Sprint Corp.	90,500	1,821,765

Tellabs, Inc.*	70,000	643,300
Verizon Communications, Inc.	117,700	4,635,026

		23,672,526

Transportation – 0.8%
United Parcel Service, Inc. (Class “B” Stock)	53,100	4,031,352

Utilities – 2.6%
American Electric Power Co., Inc.(a)	61,160	1,954,674
CMS Energy Corp.*(a)	143,000	1,361,360
Constellation Energy Group, Inc.	20,700	824,688
DTE Energy Co.(a)	42,000	1,771,980
Entergy Corp.	26,500	1,606,165
FirstEnergy Corp.	50,500	2,074,540
FPL Group, Inc.(a)	5,600	382,592
PPL Corp.	32,300	1,523,914
Progress Energy, Inc.	42,500	1,799,450

		13,299,363

TOTAL LONG-TERM INVESTMENTS (Cost $486,619,814)		516,606,637

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.0%
Certificates of Deposit – 0.2%
Banco Santander PR
1.80%, 10/25/04 (b)	$319	319,469
Eurohypo AG
1.80%, 10/22/04 (b)	189	188,998
Societe Generale
1.717%, 10/14/04 (b)	574	573,778

		1,082,245

Commercial Paper – 0.2%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	1,143	1,141,447

Corporate Obligations – 7.0%
Bear Stearns
1.905%, 10/01/04 (b) (c)	2,250	2,249,588
Bear Stearns Cos., Inc.
1.905%, 10/01/04 (b) (c)	2,748	2,748,250
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	5,491	5,491,438
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	6,351	6,350,951
2.005%, 10/01/04 (b)	276	276,003
Morgan Stanley
1.86%, 10/01/04 (b)(c)	356	356,294
1.955%, 10/01/04 (b) (c)	863	863,012
Natexis Banque
1.922%, 10/01/04 (b)(c)	9,397	9,395,656
1.975%, 10/01/04 (b)(c)	6,019	6,017,133
Societe Generale
1.95%, 10/01/04 (b) (c)	832	831,466
Swedbank NY
1.72%, 10/15/04 (b)(c)	1,770	1,769,309

Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	361	360,683

		36,709,783

Time Deposit – 0.4%
UBS Bank
1.98%, 10/01/04 (b)	2,199	2,198,761

	Shares
Non-Registered Investment Company – 1.6%
BlackRock Institutional Money Market Trust(b) (j)	8,088,324	8,088,324

Registered Investment Companies – 0.6%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	1,462,332	1,462,332
BlackRock Provident Institutional Funds TempFund Portfolio (j)	1,462,331	1,462,331

		2,924,663

TOTAL SHORT-TERM INVESTMENTS (Cost $52,145,223)		52,145,223

Total Investments — 109.3% (Cost $538,765,037(p))		568,751,860
Liabilities in Excess of Other Assets — (9.3%)		(48,615,266)

Net Assets — 100.0%		$520,136,594

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $47,949,679; cash collateral of $49,220,560 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $540,827,951; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,923,909 (gross unrealized appreciation - $61,897,016; gross unrealized depreciation - $33,973,107). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST American Century Income & Growth Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.5%
COMMON STOCK – 98.0%
Aerospace – 1.0%
Boeing Co.(a)	78,030	$4,027,908
United Technologies Corp.	878	81,988

		4,109,896

Airlines – 0.1%
Delta Air Lines, Inc.*(a)	6,780	22,306
Southwest Airlines Co.(a)	32,255	439,313

		461,619

Automobile Manufacturers – 2.1%
Ford Motor Co.(a)	623,757	8,763,786

Beverages – 0.7%
Coca-Cola Co.(a)	5,888	235,814
Coors, (Adolph) Co. (Class “B” Stock)(a)	36,746	2,495,789
PepsiCo, Inc.	7,217	351,107

		3,082,710

Broadcasting – 0.1%
Clear Channel Communications, Inc.(a)	5,377	167,601
Fox Entertainment Group, Inc. (Class “A” Stock)*	7,236	200,727

		368,328

Building Materials – 0.3%
Sherwin-Williams Co. (The)	29,193	1,283,324

Business Services
Fiserv, Inc.*	1,121	39,078

Cable Television
Comcast Corp. (Class “A” Stock)*	1,344	37,955
EchoStar Communications Corp. (Class “A” Stock)*(a)	1,342	41,763

		79,718

Chemicals – 0.2%
Dow Chemical Co.	7,750	350,145
PPG Industries, Inc.	5,219	319,820
Praxair, Inc.(a)	2,235	95,524

		765,489

Computer Hardware – 4.4%
Dell, Inc.*	2,351	83,696
Hewlett-Packard Co.	283,076	5,307,675
Ingram Micro, Inc. (Class “A” Stock)*	64,649	1,040,849
International Business Machines Corp.	139,046	11,921,803
Lexmark International, Inc.*(a)	1,677	140,885

		18,494,908

Computer Services & Software – 4.2%
Cisco Systems, Inc.*(a)	87,411	1,582,139
Computer Sciences Corp.*(a)	105,376	4,963,210
Microsoft Corp.(a)	405,030	11,199,079
Tech Data Corp.*	262	10,100
Veritas Software Corp.*	3,305	58,829

		17,813,357

Conglomerates – 2.6%
Altria Group, Inc.(a)	82,434	3,877,695
Cendant Corp.	183,569	3,965,091
Tyco International Ltd.(a)	108,102	3,314,407

		11,157,193

Consumer Products & Services – 8.2%
Black & Decker Corp.(a)	31,557	2,443,774
Colgate-Palmolive Co.	1,865	84,261
Johnson & Johnson(a)	242,238	13,645,267
Kimberly-Clark Corp.	52,031	3,360,682
Newell Rubbermaid, Inc.	2,103	42,144
Procter & Gamble Co.	88,636	4,796,980
Reynolds American, Inc.(a)	83,167	5,658,683
Whirlpool Corp.(a)	73,988	4,445,939

		34,477,730

Electronic Components & Equipment – 2.9%
Arrow Electronics, Inc.*(a)	75,580	1,706,596
Eastman Kodak Co.(a)	217,374	7,003,791
General Electric Co.(a)	105,099	3,529,224

		12,239,611

Entertainment & Leisure – 4.0%
Disney, (Walt) Co.	282,127	6,361,964
Harley-Davidson, Inc.(a)	725	43,094
Regal Entertainment Group (Class “A” Stock)	91,850	1,754,335
Time Warner, Inc.*	452,052	7,296,119
Viacom, Inc. (Class “B” Stock)	40,469	1,358,140

		16,813,652

Farming & Agriculture – 1.9%
Monsanto Co.	216,081	7,869,670

Financial - Bank & Trust – 8.5%
Bank of America Corp.(a)	471,747	20,440,798
Flagstar Bancorp, Inc.	54,272	1,154,908
National City Corp.	85,570	3,304,713
Wachovia Corp.(a)	137,233	6,443,089
Wells Fargo & Co.(a)	86,253	5,143,266

		36,486,774

Financial Services – 4.8%
American Express Co.	6,523	335,674
Bank of New York Co., Inc. (The)	59,158	1,725,639
Capital One Financial Corp.(a)	7,356	543,608
Citigroup, Inc.(a)	123,224	5,436,643
Countrywide Financial Corp.(a)	236,973	9,334,366
Fannie Mae(a)	22,293	1,413,376
Goldman Sachs Group, Inc.(a)	2,775	258,741
Legg Mason, Inc.(a)	2,328	124,013
Lehman Brothers Holdings, Inc.(a)	4,172	332,592
Merrill Lynch & Co., Inc.(a)	5,754	286,089
Raymond James Financial, Inc.	13,058	314,959

		20,105,700

Food – 1.6%
Corn Products International, Inc.	55,319	2,550,206

Pilgrim’s Pride Corp.	5,787	156,712
Tyson Foods, Inc. (Class “A” Stock)(a)	254,454	4,076,353

		6,783,271

Healthcare Services – 0.2%
Humana, Inc.*	11,537	230,509
PacifiCare Health Systems, Inc.*(a)	19,512	716,091

		946,600

Industrial Products – 0.4%
SPX Corp.(a)	50,042	1,771,487

Insurance – 6.6%
ACE Ltd.	146,622	5,873,677
American Financial Group, Inc.	23,905	714,520
American International Group, Inc.	6,111	415,487
AON Corp.(a)	121,683	3,497,169
Berkley, (W.R.) Corp.(a)	68,567	2,890,785
CIGNA Corp.(a)	131,144	9,131,558
Fidelity National Financial, Inc.	9,159	348,958
First American Corp.	138,781	4,278,618
Hartford Financial Services Group, Inc. (The)	6,420	397,591
St. Paul Cos., Inc.(a)	15,257	504,396

		28,052,759

Internet Services – 1.8%
EarthLink, Inc.*	366,908	3,779,153
Sabre Holdings Corp.(a)	64,382	1,579,290
United Online, Inc.*	110,005	1,058,248
VeriSign, Inc.*	53,074	1,055,111

		7,471,802

Machinery & Equipment – 0.1%
Caterpillar, Inc.(a)	2,689	216,330
Eaton Corp.	4,298	272,536

		488,866

Medical Supplies & Equipment – 3.3%
Abbott Laboratories	7,238	306,602
AmerisourceBergen Corp.(a)	162,337	8,719,120
Amgen, Inc.*(a)	6,348	359,805
Applera Corp. - Applied Biosystems Group(a)	86,701	1,636,048
Bard, (C.R.), Inc.	2,666	150,976
Baxter International, Inc.	5,701	183,344
Becton, Dickinson & Co.	43,153	2,231,010
Genzyme Corp.*(a)	2,576	140,160
Guidant Corp.	1,510	99,720

		13,826,785

Metals & Mining – 0.2%
Phelps Dodge Corp.(a)	8,830	812,625

Oil & Gas – 8.6%
ChevronTexaco Corp.	424,164	22,752,157
ConocoPhillips	53,094	4,398,838
Exxon Mobil Corp.	42,079	2,033,678
Halliburton Co.	1,358	45,751
Marathon Oil Corp.	19,619	809,872
National Fuel Gas Co.	5,234	148,279
Nicor, Inc.	26,584	975,633

Schlumberger Ltd.	2,724	183,352
Sunoco, Inc.	64,995	4,808,330
Unocal Corp.	5,735	246,605

		36,402,495

Paper & Forest Products – 2.4%
Georgia-Pacific Corp.(a)	77,527	2,787,097
Louisiana-Pacific Corp.	85,214	2,211,303
Potlatch Corp.(a)	38,546	1,804,338
Rayonier, Inc.	32,335	1,462,835
Weyerhaeuser Co.	27,367	1,819,358

		10,084,931

Pharmaceuticals – 5.6%
Allergan, Inc.(a)	450	32,648
Bristol-Meyers Squibb Co.	252,331	5,972,675
Gilead Sciences, Inc.*(a)	4,786	178,901
Kos Pharmaceuticals, Inc.*	2,344	83,470
Lilly, (Eli) & Co.	1,548	92,957
Merck & Co., Inc.	277,435	9,155,354
Pfizer, Inc.	262,144	8,021,606
Wyeth	2,909	108,797

		23,646,408

Printing & Publishing
New York Times Co. (Class “A” Stock)	899	35,151

Railroads – 0.5%
Burlington Northern Santa Fe Corp.	14,388	551,204
CSX Corp.	5,621	186,617
Norfolk Southern Corp.	16,150	480,301
Union Pacific Corp.	12,541	734,903

		1,953,025

Real Estate – 2.2%
CBL & Associates Properties, Inc. [REIT]	80,529	4,908,242
Colonial Properties Trust [REIT]	25,713	1,034,177
Equity Office Properties Trust [REIT]	119,244	3,249,399

		9,191,818

Restaurants – 0.6%
McDonald’s Corp.	86,966	2,437,657

Retail & Merchandising – 5.5%
Barnes & Noble, Inc.*	94,393	3,492,541
Blockbuster, Inc. (Class “A” Stock)(a)	184,132	1,397,562
CVS Corp.(a)	1,514	63,785
Federated Department Stores, Inc.	107,388	4,878,637
Home Depot, Inc.(a)	7,867	308,386
Kmart Holding Corp.*	6,655	582,113
May Department Stores Co.(a)	263,358	6,749,865
SUPERVALU, Inc.(a)	206,676	5,693,924
Target Corp.	1,865	84,391

		23,251,204

Semiconductors – 2.1%
Analog Devices, Inc.(a)	3,608	139,918
Intel Corp.(a)	421,463	8,454,549
Novellus Systems, Inc.*(a)	1,404	37,332
Texas Instruments, Inc.(a)	13,487	287,003

		8,918,802

Telecommunications – 5.8%
ALLTEL Corp.(a)	60,850	3,341,274
Aspect Communications Corp.*	28,422	282,230
AT&T Corp.(a)	43,228	619,025
BellSouth Corp.	152,516	4,136,234
Harris Corp.	698	38,348
Motorola, Inc.(a)	286,809	5,174,035
Nextel Communications, Inc. (Class “A” Stock)*(a)	60,554	1,443,607
Nortel Networks Corp. (Canada)*	21,837	74,246
SBC Communications, Inc.(a)	136,716	3,547,780
Sprint Corp.	58,241	1,172,391
Verizon Communications, Inc.	119,607	4,710,124

		24,539,294

Transportation – 1.0%
FedEx Corp.(a)	10,293	882,007
United Parcel Service, Inc. (Class “B” Stock)	44,463	3,375,631

		4,257,638

Utilities – 3.5%
CenterPoint Energy, Inc.(a)	375,023	3,885,238
Constellation Energy Group, Inc.	17,480	696,403
Dominion Resources, Inc.(a)	1,988	129,717
Edison International Co.	90,333	2,394,728
Entergy Corp.	4,090	247,895
Exelon Corp.	12,782	468,972
FirstEnergy Corp.	89,479	3,675,797
FPL Group, Inc.	6,833	466,831
Great Plains Energy, Inc.(a)	46,733	1,362,267
OGE Energy Corp.	58,667	1,480,168
UGI Corp.	1,734	64,609

		14,872,625

TOTAL COMMON STOCK (Cost $403,876,318)		414,157,786

PREFERRED STOCK – 0.5%

Automobile Manufacturers – 0.1%
General Motors Corp. (Class “B” Stock) 5.25%*[CVT]	18,144	433,823

Financial Services – 0.2%
Ford Motor Co. Capital Trust II 6.50%*[CVT]	14,767	772,019

Office Equipment – 0.2%
Xerox Corp. 6.125%[CVT]	6,311	803,075

TOTAL PREFERRED STOCK (Cost $1,917,277)		2,008,917

TOTAL LONG - TERM INVESTMENTS (Cost $405,793,595)		416,166,703

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 38.0%

Certificates of Deposit – 8.1%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$51	50,692
1.80%, 10/25/04 (b)	3,178	3,178,158
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	93	93,196
1.72%, 05/25/05 (b)	3,952	3,951,221
Eurohypo AG
1.80%, 10/22/04 (b)	8,077	8,076,882
Fortis Bank
2.055%, 06/08/05 (b)	1,028	1,027,712
Fortis Bank NY
1.775%, 06/06/05 (b)	8,365	8,363,761
Svenska Handelsbanken
1.39%, 10/27/04 (b)	8,910	8,909,431
Westdeutsche Landesbank
1.50%, 01/10/05 (b)	761	760,573

		34,411,626

Commercial Paper – 1.5%
Falcon Asset Securitization
1.66%, 10/05/04 (b)	5,395	5,387,531
Victory Receivables Corp.
1.80%, 10/22/04 (b)	746	745,588

		6,133,119

Corporate Obligations – 18.3%
Bear Stearns Cos., Inc.
1.905%, 10/01/04 (b) (c)	6,610	6,610,394
Concord Minutemen Capital Co.
1.66%, 10/05/04 (b)	1,079	1,074,965
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	10,617	10,617,010
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	20,579	20,578,694
Morgan Stanley
1.86%, 10/01/04 (b)(c)	1,075	1,075,435
1.955%, 10/01/04 (b) (c)	260	260,399
Natexis Banque
1.922%, 10/01/04 (b)(c)	14,842	14,839,990
1.975%, 10/01/04 (b)(c)	9,448	9,445,386
Societe Generale
1.95%, 10/01/04 (b) (c)	2,067	2,066,758
Swedbank NY
1.72%, 10/15/04 (b)(c)	4,958	4,957,007
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	5,592	5,591,927

		77,117,965

Time Deposit – 2.0%
UBS Bank
1.98%, 10/01/04 (b)	8,333	8,332,585

U.S. Government Agency Obligation – 1.4%
Federal Home Loan Bank
1.65%, 10/01/04	5,750	5,750,000

	Shares
Non-Registered Investment Company – 6.7%
BlackRock Institutional Money Market Trust(b) (j)	28,412,112	28,412,112

Registered Investment Companies
BlackRock Provident Institutional Funds TempCash	21,454	21,454
Portfolio (j)
BlackRock Provident Institutional Funds TempFund	21,453	21,453
Portfolio (j)

		42,907

TOTAL SHORT-TERM INVESTMENTS (Cost $160,200,314)		160,200,314

Total Investments — 136.5% (Cost $565,993,909(p))		576,367,017
Liabilities in Excess of Other Assets (m) — (36.5%)		(154,090,668)

Net Assets — 100.0%		$422,276,349

The following abbreviations are used throughout the Schedule of Investments:

CVT	Convertible Security

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $149,634,335; cash collateral of $154,407,407 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(m)	Cash of $224,000 has been segregated with the custodian to cover requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at September 30, 2004	Unrealized Depreciation
Long Position:
14	S&P 500	Dec 04	$3,918,425	$3,902,150	$(16,275)

(p)	The United States federal income tax basis of the Fund’s investments was $565,993,909; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,373,108 (gross unrealized appreciation - $30,885,104; gross unrealized depreciation - $20,511,996). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST Alliance Growth and Income Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 96.1%
COMMON STOCK

Aerospace – 2.0%
General Dynamics Corp.	65,000	$6,636,500
Northrop Grumman Corp.	300,000	15,999,000
United Technologies Corp.	185,000	17,275,300

		39,910,800

Beverages – 0.7%
Coca-Cola Co.(a)	343,300	13,749,165

Broadcasting – 2.1%
Clear Channel Communications, Inc.	869,200	27,092,964
Westwood One, Inc.*	700,000	13,839,000

		40,931,964

Building Materials – 0.9%
American Standard Cos., Inc.*	450,000	17,509,500

Business Services – 0.8%
Fiserv, Inc.*	450,000	15,687,000

Cable Television – 2.7%
Comcast Corp. (Class “A” Stock)*	1,250,000	35,300,000
Comcast Corp. (Special Class “A” Stock)*	625,000	17,450,000

		52,750,000

Chemicals – 2.4%
Air Products & Chemicals, Inc.	410,000	22,295,800
Cabot Corp.	5,900	227,563
DuPont, (E.I.) de Nemours & Co.	584,200	25,003,760

		47,527,123

Computer Hardware – 1.3%
Hewlett-Packard Co.	1,400,000	26,250,000

Computer Services & Software – 3.5%
Microsoft Corp.	2,510,000	69,401,500

Conglomerates – 4.0%
3M Co.	100,000	7,997,000
Altria Group, Inc.(a)	1,200,000	56,448,000
Johnson Controls, Inc.	259,900	14,764,919

		79,209,919

Consumer Products & Services – 3.8%
Avon Products, Inc.(a)	700,000	30,576,000
Loews Corp. - Carolina Group	600,000	14,622,000
Procter & Gamble Co.	570,000	30,848,400

		76,046,400

Electronic Components & Equipment – 3.8%
Emerson Electric Co.(a)	231,200	14,308,968
General Electric Co.	1,799,100	60,413,778

		74,722,746

Entertainment & Leisure – 6.5%
Carnival Corp.(a)	225,000	10,640,250

Harley-Davidson, Inc.(a)	250,000	14,860,000
Royal Caribbean Cruises Ltd.	100,000	4,360,000
Time Warner, Inc.*	1,750,000	28,245,000
Viacom, Inc. (Class “B” Stock)	2,096,400	70,355,184

		128,460,434

Financial - Bank & Trust – 4.9%
Bank of America Corp.	1,600,000	69,328,000
Fifth Third Bancorp(a)	210,000	10,336,200
Wachovia Corp.	380,000	17,841,000

		97,505,200

Financial Services – 12.8%
Citigroup, Inc.	1,994,000	87,975,279
Fannie Mae	388,000	24,599,200
J.P. Morgan Chase & Co.	1,848,000	73,421,040
MBNA Corp.	1,000,000	25,200,000
Merrill Lynch & Co., Inc.(a)	617,800	30,717,016
Morgan Stanley Dean Witter & Co.	282,900	13,946,970

		255,859,505

Food – 0.2%
Dean Foods Co.*(a)	130,600	3,920,612

Healthcare Services – 3.7%
Caremark Rx, Inc.*(a)	383,900	12,311,673
HCA, Inc.(a)	400,000	15,260,000
Health Management Associates, Inc. (Class “A” Stock)(a)	406,600	8,306,838
UnitedHealth Group, Inc.	100,000	7,374,000
WellPoint Health Networks, Inc.*	280,000	29,425,200

		72,677,711

Insurance – 10.0%
ACE Ltd.	936,500	37,516,190
Allstate Corp. (The)	339,700	16,302,203
American International Group, Inc.	1,100,000	74,789,000
Anthem, Inc.*(a)	350,000	30,537,500
Axis Capital Holdings Ltd.	637,200	16,567,200
MetLife, Inc.	397,100	15,347,915
XL Capital Ltd. (Class “A” Stock)(a)	100,000	7,399,000

		198,459,008

Machinery & Equipment – 1.1%
Deere & Co.	33,900	2,188,245
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	275,000	18,691,750

		20,879,995

Medical Supplies & Equipment – 2.4%
Applera Corp. - Applied Biosystems Group	445,000	8,397,150
Boston Scientific Corp.*(a)	992,400	39,428,052

		47,825,202

Oil & Gas – 10.2%
Baker Hughes, Inc.	371,200	16,228,864
BP PLC [ADR] (United Kingdom)	550,000	31,641,500
ConocoPhillips	700,000	57,995,000
EnCana Corp. (Canada)	365,300	16,913,390
Exxon Mobil Corp.	400,000	19,332,000
Kerr-McGee Corp.(a)	268,750	15,385,938

Nabors Industries Ltd.*(a)	386,800	18,314,980
Noble Energy, Inc.	200,000	11,648,000
Occidental Petroleum Corp.	300,000	16,779,000

		204,238,672

Pharmaceuticals – 3.8%
Forest Laboratories, Inc.*	505,600	22,741,888
Pfizer, Inc.	1,111,700	34,018,020
Wyeth	500,000	18,700,000

		75,459,908

Railroads – 3.2%
Burlington Northern Santa Fe Corp.	492,500	18,867,675
Union Pacific Corp.	750,000	43,950,000

		62,817,675

Restaurants – 0.5%
Wendy’s International, Inc.	269,700	9,061,920

Retail & Merchandising – 3.9%
Bed Bath & Beyond, Inc.*(a)	386,600	14,346,726
Home Depot, Inc.	1,245,000	48,804,000
Lowe’s Cos., Inc.(a)	274,500	14,919,075

		78,069,801

Semiconductors – 0.5%
Applied Materials, Inc.*	600,000	9,894,000
Marvell Technology Group Ltd.*(a)	36,900	964,197

		10,858,197

Telecommunications – 1.8%
BellSouth Corp.	489,300	13,269,816
Corning, Inc.*(a)	438,100	4,854,148
Verizon Communications, Inc.	422,100	16,622,298

		34,746,262

Utilities – 2.6%
Dominion Resources, Inc.(a)	41,800	2,727,450
Entergy Corp.	250,000	15,152,500
Exelon Corp.	500,000	18,345,000
PPL Corp.	325,000	15,333,500

		51,558,450

TOTAL LONG-TERM INVESTMENTS (Cost $1,738,168,885)		1,906,094,669

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 12.0%

Certificates of Deposit – 2.4%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$11,888	11,886,176
1.80%, 10/25/04 (b)	10,093	10,093,423
Canadian Imperial Bank of Commerce
1.72%, 05/25/05 (b)	3,773	3,771,948
Eurohypo AG
1.80%, 10/22/04 (b)	6,911	6,911,487
Societe Generale
1.717%, 10/14/04 (b)	15,012	15,006,617

Svenska Handelsbanken
1.39%, 10/27/04 (b)	82	81,750

		47,751,401

Commercial Paper – 0.6%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	11,221	11,207,913

Corporate Obligations – 3.0%
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	10,417	10,416,622
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)	14,328	14,328,261
Morgan Stanley
1.86%, 10/01/04 (b)(c)	2,938	2,938,066
Natexis Banque
1.922%, 10/01/04 (b)(c)	12,138	12,136,710
1.975%, 10/01/04 (b)(c)	6,320	6,317,937
Societe Generale
1.95%, 10/01/04 (b) (c)	2,738	2,737,686
Swedbank NY
1.72%, 10/15/04 (b)(c)	8,058	8,056,388
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	2,241	2,240,886

		59,172,556

Time Deposit – 0.7%
UBS Bank	14,130	14,129,966
1.98%, 10/01/04 (b)

	Shares
Non-Registered Investment Company – 0.4%
BlackRock Institutional Money Market Trust(b) (j)	8,162,745	8,162,745

Registered Investment Companies – 4.9%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	49,139,475	49,139,475
BlackRock Provident Institutional Funds TempFund Portfolio (j)	49,139,476	49,139,476

		98,278,951

TOTAL SHORT-TERM INVESTMENTS (Cost $238,703,532)		238,703,532

Total Investments — 108.1% (Cost $1,976,872,417(p))		2,144,798,201
Liabilities in Excess of Other Assets — (8.1%)		(161,322,915)

Net Assets — 100.0%		$1,983,475,286

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depository Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $136,514,217; cash collateral of $140,424,581 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(j)	Security available to institutional buyers only.
(p)	The United States federal income tax basis of the Fund’s investments was $1,989,679,879; accordingly, net unrealized appreciation on investments for federal income tax purposes was $155,118,322 (gross unrealized appreciation - $218,042,746; gross unrealized depreciation - $62,924,424). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST DeAM Global Allocation Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.7%

Registered Investment Companies
AST Alliance Growth Portfolio*	6,699,678	$53,999,403
AST DeAM International Equity Portfolio	2,059,055	23,637,949
AST DeAM Large-Cap Value Portfolio	5,432,119	56,005,142
AST DeAM Small-Cap Growth Portfolio*	663,362	4,869,075
AST DeAM Small-Cap Value Portfolio	436,721	5,061,597
AST PIMCO Total Return Bond Portfolio	7,196,358	85,348,803

TOTAL LONG-TERM INVESTMENTS — 99.7% (Cost $223,635,231(p))		228,921,969
Other Assets in Excess of Liabilities — 0.3%		639,159

Net Assets — 100.0%		$229,561,128

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.
(p)	The United States federal income tax basis of the Fund’s investments was $224,889,962; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,032,007 (gross unrealized appreciation - $6,167,770; gross unrealized depreciation - $2,135,763). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

AST American Century Strategic Balanced Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 106.6%
COMMON STOCK – 59.5%

Aerospace – 1.0%
Boeing Co.	41,894	$2,162,568

Airlines – 0.1%
Southwest Airlines Co.	12,430	169,297

Automobile Manufacturers – 1.1%
Ford Motor Co.(a)	171,165	2,404,868

Automotive Parts – 0.3%
Goodyear Tire & Rubber Co.*(a)	69,884	750,554

Beverages – 0.8%
Coors, (Adolph) Co. (Class “B” Stock)(a)	2,081	141,342
Pepsi Bottling Group, Inc.	56,836	1,543,097

		1,684,439

Building Materials – 0.3%
Sherwin-Williams Co. (The)	17,385	764,245

Business Services – 0.9%
Acxiom Corp.	20,798	493,745
Equifax, Inc.	58,184	1,533,730

		2,027,475

Chemicals – 0.4%
Georgia Gulf Corp.	19,913	887,921

Computer Hardware – 2.0%
Dell, Inc.*	3,819	135,956
Hewlett-Packard Co.	21,517	403,444
International Business Machines Corp.	45,153	3,871,418

		4,410,818

Computer Services & Software – 2.3%
Cisco Systems, Inc.*	75,201	1,361,138
Computer Sciences Corp.*(a)	32,737	1,541,913
Microsoft Corp.	60,178	1,663,922
Oracle Corp.*	49,537	558,777

		5,125,750

Conglomerates – 1.3%
Cendant Corp.	52,760	1,139,616
Tyco International Ltd.	55,328	1,696,356

		2,835,972

Construction – 0.9%
NVR, Inc.*	3,593	1,979,743

Consumer Products & Services – 4.9%
Black & Decker Corp.(a)	26,419	2,045,887
Gillette Co.	60,499	2,525,229
Johnson & Johnson	72,197	4,066,858
Rent-A-Center, Inc.*	11,977	309,725
Reynolds American, Inc.(a)	18,834	1,281,465
Whirlpool Corp.	10,670	641,160

		10,870,324

Electronic Components & Equipment – 1.4%
Arrow Electronics, Inc.*(a)	19,720	445,278
Eastman Kodak Co.(a)	80,228	2,584,946

		3,030,224

Entertainment & Leisure – 2.7%
Disney, (Walt) Co.	115,219	2,598,188
Regal Entertainment Group (Class “A” Stock)	19,881	379,727
Time Warner, Inc.*	172,045	2,776,806
Viacom, Inc. (Class “B” Stock)	7,226	242,505

		5,997,226

Exchange Traded Funds – 1.8%
iShares GS $ InvesTop Corporate Bond Fund	36,100	4,034,536

Farming & Agriculture – 0.4%
Monsanto Co.	23,635	860,787

Financial - Bank & Trust – 4.9%
Bank of America Corp.	88,016	3,813,732
Comerica, Inc.	15,165	900,043
National City Corp.	63,496	2,452,216
Wachovia Corp.	59,730	2,804,323
Wells Fargo & Co.	20,989	1,251,574

		11,221,888

Financial Services – 3.7%
American Express Co.(a)	24,761	1,274,201
AmeriCredit Corp.*	17,692	369,409
Capital One Financial Corp.(a)	23,161	1,711,598
Citigroup, Inc.	27,670	1,220,800
Compucredit Corp.*	16,710	311,140
Countrywide Financial Corp.(a)	71,540	2,817,961
Raymond James Financial, Inc.	16,844	406,277
WFS Financial, Inc.*	3,925	182,709

		8,294,095

Food – 1.7%
Corn Products International, Inc.	26,914	1,240,735
Pilgrim’s Pride Corp.	16,519	447,335
Sanderson Farms, Inc.	7,585	253,718
Tyson Foods, Inc. (Class “A” Stock)(a)	115,288	1,846,914

		3,788,702

Healthcare Services – 0.1%
Humana, Inc.*	9,222	184,256

Hotels & Motels
Host Marriott Corp.	1,432	20,091

Industrial Products – 0.1%
Nucor Corp.(a)	1,279	116,862

Insurance – 2.7%
ACE Ltd.	22,090	884,925
American Financial Group, Inc.	3,413	102,015
American International Group, Inc.	13,435	913,446
Berkley, (W.R.) Corp.(a)	40,447	1,705,246
CIGNA Corp.	31,395	2,186,033
United Insurance Cos., Inc.	10,710	350,645

		6,142,310

Internet Services – 1.2%
EarthLink, Inc.*(a)	161,120	1,659,535
Sabre Holdings Corp.	28,684	703,619
United Online, Inc.*	39,446	379,471

		2,742,625

Machinery & Equipment – 0.1%
Cummins, Inc.(a)	713	52,684
Stanley Works	3,615	153,746

		206,430

Medical Supplies & Equipment – 2.2%
AmerisourceBergen Corp.(a)	38,246	2,054,192
Amgen, Inc.*(a)	19,120	1,083,722
Applera Corp. - Applied Biosystems Group	2,001	37,759
Becton, Dickinson & Co.	34,976	1,808,259

		4,983,932

Metals & Mining – 0.2%
Phelps Dodge Corp.(a)	1,127	103,718
United States Steel Corp.(a)	7,482	281,473

		385,191

Office Equipment
Xerox Corp.*	7,164	100,869

Oil & Gas – 4.5%
Baker Hughes, Inc.	4,053	177,197
ChevronTexaco Corp.	71,382	3,828,931
ConocoPhillips	5,044	417,895
Exxon Mobil Corp.	55,493	2,681,977
Marathon Oil Corp.	17,646	728,427
Schlumberger Ltd.	2,898	195,064
Sunoco, Inc.	28,366	2,098,517

		10,128,008

Paper & Forest Products – 1.5%
Georgia-Pacific Corp.	15,706	564,631
Louisiana-Pacific Corp.	45,638	1,184,306
Potlatch Corp.	23,385	1,094,652
Weyerhaeuser Co.	6,936	461,105

		3,304,694

Pharmaceuticals – 2.5%
Cardinal Health, Inc.	2,622	114,765
Merck & Co., Inc.	70,033	2,311,089
Pfizer, Inc.	105,522	3,228,973

		5,654,827

Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	4,793	381,954

Railroads – 0.1%
Burlington Northern Santa Fe Corp.	1,303	49,918
Union Pacific Corp.	3,530	206,858

		256,776

Restaurants – 1.3%
Jack in the Box, Inc.*	9,647	306,099
McDonald’s Corp.	89,745	2,515,553

		2,821,652

Retail & Merchandising – 2.8%
7-Eleven, Inc.*	3,425	68,432
Barnes & Noble, Inc.*	25,471	942,427
Blockbuster, Inc. (Class “A” Stock)(a)	7,813	59,301
Circuit City Stores, Inc.	1,874	28,747
Claire’s Stores, Inc.	8,770	219,601
Costco Wholesale Corp.	12,503	519,625
Federated Department Stores, Inc.	42,520	1,931,683
Home Depot, Inc.	1,996	78,243
Kmart Holding Corp.*	2,032	177,739
May Department Stores Co.(a)	12,088	309,815
Penney, (J.C.) Co., Inc.	10,981	387,410
SUPERVALU, Inc.(a)	56,390	1,553,544

		6,276,567

Semiconductors – 0.9%
Intel Corp.	98,607	1,978,056

Telecommunications – 3.1%
ALLTEL Corp.	3,388	186,035
AT&T Corp.(a)	7,525	107,758
BellSouth Corp.	47,297	1,282,695
CenturyTel, Inc.	1,398	47,868
Motorola, Inc.(a)	136,325	2,459,303
Nextel Communications, Inc. (Class “A” Stock)*(a)	14,486	345,346
SBC Communications, Inc.	24,191	627,756
Sprint Corp.	17,981	361,958
Verizon Communications, Inc.	36,388	1,432,959

		6,851,678

Transportation – 0.5%
FedEx Corp.	1,318	112,939
United Parcel Service, Inc. (Class “B” Stock)	12,381	939,966

		1,052,905

Utilities – 2.6%
CenterPoint Energy, Inc.(a)	118,164	1,224,179
FirstEnergy Corp.	46,771	1,921,353
TXU Corp.(a)	55,942	2,680,740

		5,826,272

TOTAL COMMON STOCK (Cost $123,370,229)		132,717,387

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES –17.2%
Federal Home Loan Bank	$1,350	1,350,000
1.65%, 10/01/04
Federal Home Loan Mortgage Corp.
2.875%, 05/15/07(a)	2,700	2,691,403
4.50%, 01/01/19	1,548	1,547,520
5.00%, [TBA]	1,900	1,929,688
5.50%, 12/01/33	630	640,555
6.50%, 06/01/16	355	375,455
7.00%, 06/01/14 - 08/01/29	370	393,237

		7,577,858

Federal National Mortgage Assoc.
3.25%, 08/15/08	300	297,757
3.75%, 05/17/07(a)	3,100	3,116,405
5.00%, [TBA]	3,380	3,433,870
5.50%, 12/01/16 - 01/01/34	7,618	7,770,400
5.75%, 02/15/08	200	215,523
6.00%, 12/01/13 - 10/15/34	7,579	7,803,626
6.50%, 01/01/32 - 11/15/34	4,025	4,214,866
6.625%, 10/15/07	700	768,961
7.00%, 05/01/11 - 06/01/32	1,091	1,158,280
7.50%, 03/01/27 - 09/01/30	155	166,803

		28,946,491

Government National Mortgage Assoc.
6.00%, 04/15/28 - 05/15/28	140	144,898
6.50%, 03/15/28 - 04/15/28	91	96,780
7.00%, 12/15/27 - 05/15/31	283	302,394
7.50%, 05/15/30	75	81,319
8.00%, 03/15/27	11	11,665
8.75%, 04/15/27	12	13,740

		650,796

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $38,274,219)		38,525,145

	Moody’s Rating
CORPORATE OBLIGATIONS – 12.0%
Automobile Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp., Gtd. Notes
7.30%, 01/15/12	A3	650	739,363

Automotive Parts – 0.1%
Dana Corp., Notes
6.50%, 03/01/09	Ba3	150	159,375
Lear Corp., Gtd. Notes, Series B
8.11%, 05/15/09	Ba1	100	115,572

			274,947

Beverages – 0.1%
Miller Brewing Co., Notes
4.25%, 08/15/08 144A(cost $304,159; purchased 01/06/04) (g)	Baa1	300	305,233

Broadcasting – 0.1%
News America Holdings Co., Gtd. Notes
7.75%, 01/20/24	Baa3	150	175,561

Cable Television – 0.5%
Comcast Cable Communications Corp., Notes
8.375%, 05/01/07	Baa3	350	391,205
Comcast Corp., Gtd. Notes
5.50%, 03/15/11	Baa3	600	626,269
CSC Holdings, Inc., Sr. Notes
6.75%, 04/15/12 144A(cost $144,840; purchased 08/05/04) (g)	B1	150	151,125

			1,168,599

Construction – 0.1%
KB Home & Broad Home Corp., Notes
6.375%, 08/15/11 144A(cost $264,053; purchased 09/24/04) (g)	Ba1	250	263,750

Consumer Products & Services – 0.4%
Dial Corp. (The), Sr. Notes
7.00%, 08/15/06	Baa3	400	427,874
General Electric Co., Notes
5.00%, 02/01/13	Aaa	350	360,565

			788,439

Containers & Packaging – 0.1%
Ball Corp., Gtd. Notes
7.75%, 08/01/06	Ba3	250	266,875

Diversified Operations – 0.6%
Morgan Stanley Traded Custody Receipts Series 2002-2, Sub. Notes
7.719%, 03/01/32 144A(cost $1,127,816; purchased 03/15/02 - 08/28/02) (f)(g)	Baa1	1,071	1,273,956

Entertainment & Leisure – 0.4%
Disney, (Walt) Co., Notes
5.50%, 12/29/06	Baa1	400	418,262
Park Place Entertainment, Inc., Sr. Sub. Notes
7.875%, 12/15/05	Ba2	300	316,500
Royal Caribbean Cruises, Sr. Notes
6.875%, 12/01/13	Ba2	200	214,000

			948,762

Financial - Bank & Trust – 1.1%
Bank of America Corp., Sr. Notes
4.375%, 12/01/10	Aa2	600	605,435
Citigroup, Inc., Sub. Notes
5.00%, 09/15/14 144A(cost $1,106,667; purchased 04/23/03 - 09/09/04) (g)	Aa2	1,108	1,111,533
U.S. Bancorp, Sr. Notes
2.75%, 03/30/06	Aa3	400	400,304
Washington Mutual Bank, Notes
5.65%, 08/15/14	A3	280	290,801

			2,408,073

Financial - Brokerage – 0.5%
Credit Suisse First Boston, Inc., Notes
2.19%, 06/19/06	Aa3	300	301,237
Goldman Sachs Group, Inc., Notes
5.25%, 10/15/13	Aa3	500	504,333
Merrill Lynch & Co., Inc., Notes
2.07%, 06/12/06	Aa3	350	348,746

			1,154,316

Financial Services – 3.4%
American General Finance, Notes
4.50%, 11/15/07	A1	300	308,922
American International Group, Inc., Notes
4.25%, 05/15/13	AAA(d)	300	289,695
Fannie Mae, Notes
3.00%, 08/15/07	Aaa	500	498,202
Federal Home Loan Bank, Notes
3.375%, 09/14/07	Aaa	2,000	2,012,604
Ford Motor Credit Co., Notes
7.375%, 10/28/09	A3	600	657,899
7.00%, 10/01/13(a)	A3	250	264,764
Ford Motor Credit Co., Sr. Notes
5.80%, 01/12/09	A3	275	285,303
Freddie Mac, Notes
3.75%, 08/03/07(a)	Aaa	2,820	2,839,904
General Electric Capital Corp., Sr. Notes
4.25%, 12/01/10	Aaa	230	231,179
Morgan Stanley, Notes
4.25%, 05/15/10	Aa3	150	150,960

			7,539,432

Insurance – 0.3%
Genworth Financial, Inc., Notes
5.75%, 06/15/14	A2	300	316,713
Monumental Global Funding II, Notes
3.85%, 03/03/08 144A(cost $350,000; purchased 02/05/03) (g)	Aa3	350	355,803

			672,516

Internet Services
IAC Interactive Corp., Notes
7.00%, 01/15/13	Baa3	50	54,806

Medical Supplies & Equipment – 0.3%
Beckman Coulter, Inc., Gtd. Notes
7.45%, 03/04/08	Baa3	400	447,722
Schering-Plough Corp., Notes
5.30%, 12/01/13	A3	150	155,511

			603,233

Oil & Gas – 0.7%
Anadarko Petroleum Corp., Debs.
7.95%, 04/15/29	Baa1	250	315,416

Devon Energy Corp., Sr. Notes
2 .75%, 08/01/06	Baa2	300	298,100
Kerr-McGee Corp., Gtd. Notes
6.875%, 09/15/11	Baa3	280	313,656
Kinder Morgan Energy Partners L.P., Sr. Notes
5.00%, 12/15/13	Baa1	280	278,451
XTO Energy, Inc., Sr. Notes
6.25%, 04/15/13	Baa3	250	274,295

			1,479,918

Printing & Publishing – 0.1%
Quebecor World Cap Corp., Gtd. Notes
6.125%, 11/15/13	Baa3	150	148,762

Railroads – 0.4%
Canandian National Railways Co., Bonds
6.25%, 08/01/34	Baa1	300	317,423
Norfolk Southern Corp., Bonds
7.80%, 05/15/27	Baa1	250	306,658
Norfolk Southern Corp., Notes
7.05%, 05/01/37	Baa1	300	340,289

			964,370

Restaurants – 0.4%
Yum! Brands, Inc., Sr. Notes
8.875%, 04/15/11	Ba1	650	809,223

Retail & Merchandising – 0.5%
CVS Corp., Notes
4.00%, 09/15/09 144A(cost $159,580; purchased 09/09/04) (g)	A3	160	160,246
May Department Stores Co., Notes
4.80%, 07/15/09 144A(cost $502,402; purchased 07/15/04) (g)	Baa2	500	510,262
Safeway, Inc., Notes
6.50%, 03/01/11	Baa2	350	383,041
Toys “R” Us, Inc., Notes
7.375%, 10/15/18	Baa3	150	139,875

			1,193,424

Telecommunications – 1.0%
Ameritech Capital Funding SBC, Gtd. Notes (Luxembourg)
6.25%, 05/18/09 (l)	A1	300	325,230
AT&T Broadband Corp., Gtd. Notes
8.375%, 03/15/13	Baa3	48	58,219
AT&T Wireless Services, Inc., Sr. Notes
7.875%, 03/01/11	Baa2	300	355,647
British Telecom PLC, Notes (United Kingdom)
7.00%, 05/23/07 (l)	Baa1	270	293,909
Deutsche Telekom International Finance, Gtd. Notes (Germany)
5.25%, 07/22/13 (l)	Baa3	100	102,513
France Telecom SA, Notes (France)
8.75%, 03/01/11 (l)	Baa3	100	119,860
Sprint Capital Corp., Notes
8.375%, 03/15/12	Baa3	500	606,435
Telecom Italia Capital, Gtd.(Luxembourg)
4.95%, 09/30/14 144A(cost $297,234; purchased 09/29/04) (g)(l)	Baa2	300	296,880

			2,158,693

Utilities – 0.6%
CenterPoint Energy Resources Corp., Debs.
6.50%, 02/01/08	Ba1	350	376,763
Dominion Resources, Inc., Notes
4.125%, 02/15/08	Baa1	300	304,221
Pacific Gas & Electric, First Mortgage
6.05%, 03/01/34	Baa2	100	102,132
Tampa Electric Co., Notes
6.375%, 08/15/12	Baa1	300	328,274
Virginia Electric & Power Co., Notes
5.25%, 12/15/15	A3	300	302,657

			1,414,047

TOTAL CORPORATE OBLIGATIONS (Cost $26,112,005)			26,806,298

U.S. TREASURY OBLIGATIONS – 7.6%
U.S. Treasury Bonds
8.00%, 11/15/21		1,000	1,374,883
6.25%, 08/15/23		1,500	1,752,071
5.375%, 02/15/31(a)		705	755,452
U.S. Treasury Inflationary Bonds [TIPS]
2.00%, 07/15/14 (c)		900	924,705
U.S. Treasury Notes
2.00%, 08/31/05(a)		2,000	1,997,580
2.375%, 08/15/06(a)		2,230	2,223,555
3.125%, 05/15/07(a)		5,800	5,850,756
4.00%, 06/15/09(a)		850	875,036
4.375%, 08/15/12		900	928,126
4.75%, 05/15/14		400	420,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,935,792)			17,102,164

	Moody’s Rating
ASSET-BACKED SECURITIES – 5.4%
ABSC NIMS Trust, Series 2004-HE5, Class A1
5.00%, 08/27/34 144A(cost $137,577; purchased 06/22/04) (g)	BBB+(d)	138	137,972
ABSC NIMS Trust, Series 2004-HE7, Class A
3.62%, 10/27/34 144A(cost $224,038; purchased 09/01/04) (g)	BBB+(d)	225	224,037
Ameriquest Finance NIM Trust, Series 2004-RN4, Class A
4.60%, 07/25/34	BBB+(d)	86	86,088
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A
5.193%, 06/25/34 144A(cost $87,787; purchased 06/24/04) (g)	BBB+(d)	88	87,846
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class A
2 2.00%, 09/25/34	Aaa	1,213	1,214,054
Argent NIM Notes, Series 2004-WN9, Class A
5.19%, 10/25/34 144A(cost $99,997; purchased 09/09/04) (g)	BBB(d)	100	99,938
Argent NIM Trust, Series 2004-WN2, Class A
4.55%, 04/25/34	BBB(d)	48	48,409
Argent NIM Trust, Series 2004-WN8, Class A
4.70%, 07/25/34	BBB+(d)	93	92,915
Asset Backed Funding Corp. NIM Trust, Series 2003-OPT1, Class Notes
6.90%, 07/26/33	BBB(d)	30	29,742
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1
4.45%, 05/26/34	A-(d)	89	88,711

Bayview Financial Acquisition Trust, Series 1998-B, Class M1
3.24%, 06/25/36 144A(cost $123,763; purchased 06/13/03) (g)	Aa2	123	123,630
Bayview Financial Acquisition Trust, Series 2002-DA, Class M1
2.69%, 08/25/32 144A(cost $131,104; purchased 09/19/03) (g)	Aa2	131	131,736
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A
1.82%, 03/15/10	Aaa	1,125	1,126,298
Centex Home Equity, Series 2004-C, Class AF1
2.82%, 01/25/19	Aaa	512	512,216
Chase Funding Mortgage Loan, Series 2001-1, Class 2M2
2.77%, 12/25/30	A2	109	109,763
CIT RV Trust, Series 1998-A, Class A4
6.09%, 02/15/12	Aaa	46	46,425
CNH Equipment Trust, Series 2004-A, Class A3A
1.879%, 10/15/08	Aaa	225	225,000
Countrywide Certificates, Series 2004-5N, Class N1
5.50%, 10/25/35	BBB (d)	89	88,991
Finance America NIM Trust, Series 2004-1, Class A
5.25%, 06/27/34	BBB+(d)	62	61,982
First Franklin NIM Trust, Series 2004-FF1, Class N1
4.50%, 09/25/05	BBB(d)	97	96,486
Ford Credit Auto Owner Trust, Series 2002-A, Class B
4.79%, 11/15/06	Aa1	350	356,138
Ford Credit Floorplan Master Owner Trust, Series 2004-1, Class A
1.80%, 07/15/09	Aaa	4,400	4,403,810
Fremont NIM Trust, Series 2004-B, Class Notes
4.703%, 05/25/34 144A(cost $74,613; purchased 05/20/04) (g)	BBB+(d)	75	74,484
GSAMP Trust, Series 2004-Min1, Class N1
5.50%, 09/25/34 144A(cost $110,049; purchased 09/20/04) (g)	BBB (d)	110	110,049
Household Mortgage Loan Trust, Series 2002-HC1, Class M
2.46%, 05/20/32	Aa2	170	170,187
Household Mortgage Loan Trust, Series 2003-HC2, Class M
2.41%, 06/20/33	Aa2	200	200,482
Long Beach Asset Holdings Corp., Series 2004-5, Class Notes
5.00%, 09/25/34 144A(cost $94,846; purchased 09/15/04) (g)	A- (d)	95	94,611
Long Beach Mortgage Loan Trust, Series 2001-2, Class
2.79%, 07/25/31	A2	420	420,114
Master NIM Trust, Series 2004-CI3, Class N1
4.45%, 02/26/34 144A(cost $32,042; purchased 05/18/04) (g)	A (d)	32	31,421
Merrill Lynch Mortgage Investors, Inc., Series 2003-OP1N, Class N1
7.25%, 07/25/34	B(d)	41	41,181
Morgan Stanley Capital I, Series 2003-NC9N, Class Notes
7.60%, 07/25/33 144A(cost $14,511; purchased 10/29/03) (g)	A- (d)	15	14,565

Morgan Stanley Capital I, Series 2004-NC2N, Class Notes
6.25%, 12/25/33 144A(cost $46,988; purchased 03/16/04) (g)	BBB+(d)	47	46,803
Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII1
2.39%, 06/25/31	Aa2	200	201,056
Residential Asset Securities Corp., Series 2004-KS2, Class MI1
4.71%, 03/25/34	Aa2	110	109,110
Sail Net Interest Margin Notes, Series 2004-8A, Class A
5.00%, 09/27/34 144A(cost $141,042; purchased 09/13/04) (g)	A-(d)	141	140,647
Sail Net Interest Margin Notes, Series 2004-BNCA, Class
5.00%, 09/27/34	A-(d)	89	88,492
Sharps SP I LLC Net Interest Margin Trust, Series 2004-OP1N, Class NA
5.19%, 04/25/34 144A(cost $112,963; purchased 06/09/04) (g)	BBB(d)	113	112,940
WFS Financial Owner Trust, Series 2004-3, Class A1
1.725%, 08/17/05	A (d)	898	898,121

TOTAL ASSET-BACKED SECURITIES (Cost $12,127,266)			12,146,450

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.5%

Ameriquest Finance NIM Trust, Series 2003-N11A, Class Notes
7.143%, 10/25/33	BBB(d)	30	29,922
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP [IO]
0.83%, 11/10/39	AAA(d)	5,881	188,723
Citigroup Commercial Mortgage Trust, Series 2004-FL1, Class A1
1.77%, 07/15/18	Aaa	4,397	4,399,769
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X
1.22%, 09/15/30 [IO]	AAA(d)	7,565	298,290
Commercial Mortgage Pass-Through, Series 2004-HTL1, Class A1
2.00%, 07/15/16	Aaa	850	850,502
Federal National Mortgage Assoc., Series 2003-52, Class KF
2.015%, 07/25/17 (c)	Aaa	591	593,687
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1
4.321%, 10/15/38	Aaa	454	462,675
LB-UBS Commerical Mortgage Trust, Series 2003-C5, Class A2
3.478%, 07/15/27	AAA (d)	1,100	1,092,658
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%, 12/25/33	Aaa	334	340,291
Morgan Stanley Capital I, Series 1998-WF1, Class A1
6.25%, 03/15/30	AAA (d)	12	12,577
NationsLink Funding Corp., Series 1998-2, Class A1
6.00%, 08/20/30	Aaa	86	88,041
Washington Mutual, Series 2004-AR4, Class A6
3.81%, 06/25/34	Aaa	850	838,644

Washington Mutual, Series 2004-AR9, Class A7
4.279%, 08/25/34	Aaa	950	954,867

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,113,957)			10,150,646

SOVEREIGN ISSUE – 0.3%
Canada
Province of Ontario
3.50%, 09/17/07(a) (Cost $697,525)	Aa2	700	704,994

MUNICIPAL BOND – 0.1%
Illinois
Illinois State Taxable Pension
5.10%, 06/01/33 (Cost $306,977)	Aa3	300	285,759

TOTAL LONG-TERM INVESTMENTS (Cost $227,937,970)			238,438,843

SHORT-TERM INVESTMENTS – 19.2%
Certificates of Deposit – 2.0%
Banco Santander PR
1.671%, 10/07/04 (b)(c)		2,265	2,265,102
1.80%, 10/25/04 (b)		144	143,920
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)		37	37,334
Eurohypo AG
1.80%, 10/22/04 (b)		1,550	1,550,349
Svenska Handelsbanken
1.39%, 10/27/04 (b)		522	522,360

			4,519,065

Commercial Paper
Falcon Asset Securitization
1.66%, 10/05/04 (b)		109	108,830

Corporate Obligations – 6.0%
Bear Stearns
1.905%, 10/01/04 (b) (c)		156	155,727
Bear Stearns Cos., Inc.
1.905%, 10/01/04 (b) (c)		1,498	1,498,239
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)		190	189,848
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)		2,781	2,780,603
Natexis Banque
1.922%, 10/01/04 (b)(c)		1,610	1,609,386
1.975%, 10/01/04 (b)(c)		5,360	5,358,824
Societe Generale
1.95%, 10/01/04 (b) (c)		79	78,930
Swedbank NY
1.72%, 10/15/04 (b)(c)		1,075	1,074,693
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)		520	520,102

			13,266,352

Time Deposit – 7.5%
Fortis Bank NY
1.89%, 10/01/04 (b)		14,718	14,718,271

UBS Bank
1.98%, 10/01/04 (b)	1,876	1,875,596

		16,593,867

	Shares
Non-Registered Investment Company – 3.7%
BlackRock Institutional Money Market Trust(b) (j)	8,338,195	8,338,195

TOTAL SHORT-TERM INVESTMENTS (Cost $42,826,309)		42,826,309

Total Investments — 125.8% (Cost $270,764,279 (p))		281,265,152
Liabilities in Excess of Other Assets — (25.80%)		(57,678,717)

Net Assets — 100.0%		$223,586,435

The following abbreviations are used throughout the Schedule of Investments:

IO	Interest Only

TBA	Securities purchased on a forward commitment basis.

TIPS	Treasury Inflation Protection Securities

The following annotations are used throughout the Schedule of Investments:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $41,668,081; cash collateral of $42,826,309 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(d)	Standard & Poor’s rating.
(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of September 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $5,688,371. The aggregate value, $5,859,467, represents 2.62% of net assets.
(j)	Security available to institutional buyers only.
(l)	U.S. dollar denominated foreign bonds.
(m)	Cash of $64,000 has been segregated with the custodian to cover requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at September 30, 2004	Unrealized Depreciation
Long Position:
4	S&P 500	Dec 04	$1,119,550	$1,114,900	$(4,650)

(p)	The United States federal income tax basis of the Fund’s investments was $273,858,155; accordingly, net unrealized appreciation on investments for federal income tax purposes was $7,406,997 (gross unrealized appreciation - $11,028,390; gross unrealized depreciation - $3,621,393). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
1933 and may not be resold subject to that rule except to qualified institutional

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 98.1%
COMMON STOCK – 65.6%
Advertising – 0.2%
Aegis Group PLC (United Kingdom)	84,770	$148,411
Getty Images, Inc.*(a)	1,900	105,070
Lamar Advertising Co.*(a)	2,100	87,381
Monster Worldwide, Inc.*(a)	3,200	78,848
Publicis Groupe SA (France)	6,233	178,131
WPP Group PLC (United Kingdom)	15,620	145,425
WPP Group PLC [ADR] (United Kingdom)	2,600	121,417

		864,683

Aerospace – 0.9%
BAESystems PLC (United Kingdom)	46,337	188,452
Boeing Co.	12,300	634,926
European Aeronautic Defence and Space Co. (France)	9,426	249,713
General Dynamics Corp.	2,900	296,090
Lockheed Martin Corp.	16,000	892,480
MTC Technologies, Inc.*	1,900	52,497
Raytheon Co.	5,800	220,284
Rockwell Collins, Inc.	10,500	389,970
Triumph Group, Inc.*	1,400	47,362
United Technologies Corp.	8,300	775,054

		3,746,828

Airlines – 0.1%
Frontier Airlines, Inc.*	9,200	70,656
Qantas Airways Ltd. (Australia)	22,219	55,525
SkyWest, Inc.	8,600	129,430
Southwest Airlines Co.	17,500	238,350

		493,961

Automobile Manufacturers – 0.9%
Fuji Heavy Industries Ltd. (Japan)	20,000	101,075
General Motors Corp.(a)	20,700	879,336
Honda Motor Co. Ltd. (Japan)	3,900	188,958
Mitsubishi Corp. (Japan)	23,000	248,541
Oshkosh Truck Corp.	3,400	194,004
PACCAR, Inc.	5,700	393,984
Porsche AG (Germany)	355	230,672
PSA Peugeot Citroen SA (France)	2,922	180,005
Renault SA (France)	3,114	254,682
Toyota Motor Corp. (Japan)	22,200	850,011

		3,521,268

Automotive Parts – 0.2%
Autoliv AB (Sweden)	7,300	291,791
Autoliv, Inc. (Germany)	2,800	113,120
Koito Manufacturing Co. Ltd. (Japan)	16,000	135,735
Lear Corp.	1,700	92,565
O’ Reilly Automotive, Inc.*	3,400	130,186

TRW Automotive Holdings Corp.*	8,000	150,800

		914,197

Beverages – 1.3%
Allied Domecq PLC (United Kingdom)	24,234	205,670
Anheuser-Busch Cos., Inc.	9,400	469,530
Asahi Breweries Ltd. (Japan)	5,000	50,901
Coca-Cola Co.	48,900	1,958,445
Cott Corp. (Canada)*	15,500	447,020
Kirin Brewery Co. Ltd. (Japan)	22,000	190,029
Lion Nathan Ltd. (New Zealand)	32,444	173,225
PepsiCo, Inc.	35,100	1,707,615

		5,202,435

Broadcasting – 0.4%
Astro All Asia Networks PLC (Malaysia)*144A(cost $33,668; purchased 10/13/03)(g)	31,200	40,067
British Sky Broadcasting PLC (United Kingdom)	14,183	123,000
Cox Radio, Inc. (Class “A” Stock)*	3,000	44,760
Emmis Communications Corp. (Class “A” Stock)*	3,900	70,434
Fox Entertainment Group, Inc. (Class “A” Stock)*	3,200	88,768
Gestevision Telecinco SA (Spain)*	1,258	22,749
Liberty Media Corp. (Class “A” Stock)*	70,924	618,457
Liberty Media International, Inc. (Class “A” Stock)*	1,246	41,569
Meredith Corp.	2,100	107,898
News Corp. Ltd. (Australia)	11,306	93,442
News Corp. Ltd. [ADR] (Australia)	2,900	95,323
Radio One, Inc. (Class “D” Stock)*	7,900	112,417
Scripps, (E.W.) Co. (Class “A” Stock)	2,000	95,560

		1,554,444

Building Materials – 0.5%
Aggregate Industries PLC (United Kingdom)	94,488	163,288
Boral Ltd. (Australia)	84,842	423,426
Bouygues SA (France)	7,151	268,224
Cemex SA de CV (Mexico)	44,648	250,757
Heidelberger Zement AG (Germany)	1,841	85,631
Hughes Supply, Inc.(a)	2,200	66,154
Lafarge SA (France)	1,070	93,624
Nobia AB (Sweden)	10,434	134,363
Pilkington PLC (United Kingdom)	90,187	147,695
RMC Group PLC (United Kingdom)	11,905	183,006
SCP Pool Corp.	4,013	107,294
Trex Co., Inc.*	2,100	92,988

		2,016,450

Business Services – 0.5%
Advisory Board Co.*	1,900	63,840
Catalina Marketing Corp.	1,700	39,236
ChoicePoint, Inc.*	2,266	96,645
Corporate Executive Board Co.(a)	3,100	189,844
Downer Edi Ltd. (Australia)	25,109	72,751
Fair Isaac Corp.(a)	3,797	110,872
First Data Corp.(a)	11,400	495,900
Fiserv, Inc.*	4,700	163,842
Forrester Research, Inc.*	2,800	42,672

Indra Sistemas SA (Spain)	12,686	168,905
Iron Mountain, Inc.*(a)	4,125	139,631
Manpower, Inc.	5,500	244,695
Robert Half International, Inc.	3,700	95,349
Wireless Facilities, Inc.*	7,300	50,881

		1,975,063

Cable Television – 0.3%
Cable & Wireless PLC (United Kingdom)	35,643	63,047
Comcast Corp. (Class “A” Stock)*	6,921	195,449
Cox Communications, Inc. (Class “A” Stock)*	2,273	75,304
DIRECTV Group, Inc. (The)*	11,455	201,493
EchoStar Communications Corp. (Class “A” Stock)*(a)	15,800	491,697

		1,026,990

Capital Goods
Saurer AG (Switzerland)*	1,437	78,254

Chemicals – 1.2%
Agrium, Inc. (Canada)	22,100	392,496
Arch Chemicals, Inc.	4,450	126,825
BASF AG (Germany)	7,134	420,429
Cabot Corp.	8,600	331,702
Degussa AG (Germany)	8,906	331,728
Dow Chemical Co.	22,000	993,961
DuPont, (E.I.) de Nemours & Co.	9,259	396,285
Ferro Corp.	4,400	95,964
Great Lakes Chemical Corp.	1,300	33,280
IMC Global, Inc.	17,000	295,630
Kaneka Corp. (Japan)	12,000	117,806
Millennium Chemicals, Inc.*	12,600	267,246
Minerals Technologies, Inc.	2,400	141,264
Mitsubishi Gas Chemical Co., Inc. (Japan)	29,000	123,667
Potash Corp. of Saskatchewan, Inc. (Canada)	7,600	487,692
Symyx Technologies, Inc.*	5,300	124,815
Valspar Corp.	1,200	56,016
Yara International ASA (Norway)*	2,366	25,131

		4,761,937

Clothing & Apparel – 0.1%
Adidas-Salomon AG (Germany)	1,016	141,772
Pacific Sunwear of California, Inc.*	4,200	88,410
World Co. Ltd. (Japan)	3,000	81,250
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	52,500	135,659

		447,091

Computer Hardware – 1.7%
Dell, Inc.*	82,400	2,933,440
Gateway, Inc.*	12,000	59,400
Hewlett-Packard Co.	35,785	670,969
Insight Enterprises, Inc.*	4,800	80,832
International Business Machines Corp.	23,250	1,993,455
Itochu Techno-Science Corp. (Japan)	5,100	212,394
Lexmark International, Inc.*(a)	4,300	361,243
Logitech International SA (Switzerland)*	2,070	100,292
Mercury Computer Systems, Inc.*	3,500	94,220
Storage Technology Corp.*	4,900	123,774

		6,630,019

Computer Services & Software – 3.7%
Activision, Inc.*	4,300	59,641
Affiliated Computer Services, Inc. (Class “A” Stock)*	11,500	640,205
Automatic Data Processing, Inc.	21,800	900,776
Avid Technology, Inc.*	1,900	89,053
Black Box Corp.	900	33,255
Borland Software Corp.*	2,800	23,380
CACI International, Inc. (Class “A” Stock)*	500	26,390
Cadence Design Systems, Inc.*(a)	3,500	45,640
CDW Corp.(a)	7,300	423,619
Cisco Systems, Inc.*	124,100	2,246,210
Cognizant Technology Solutions Corp. (Class “A” Stock)*	1,100	33,561
Creative Technology Ltd. (Singapore)	5,500	60,763
DST Systems, Inc.*	14,800	658,156
FactSet Research Systems, Inc.	1,400	67,480
Global Payments, Inc.	1,400	74,970
Henry, (Jack) & Associates, Inc.	3,400	63,818
Inforte Corp.*	6,500	44,850
Intuit, Inc.*	7,700	349,580
Logica PLC (United Kingdom)	21,153	66,316
Macrovision Corp.*	3,100	74,648
MatrixOne, Inc.*	22,600	114,356
Mercury Interactive Corp.*(a)	7,200	251,136
Microsoft Corp.	186,700	5,162,255
NEC Soft Ltd. (Japan)	3,900	88,817
NetIQ Corp.*	17,900	191,530
Oracle Corp.*	119,800	1,351,344
Red Hat, Inc.*(a)	24,600	301,104
SAP AG (Germany)	2,367	367,772
SERENA Software, Inc.*	4,000	66,920
Siebel Systems, Inc.*	5,800	43,732
SRA International, Inc. (Class “A” Stock)*	1,100	56,716
Tech Data Corp.*	1,600	61,680
TIBCO Software, Inc.*	6,900	58,719
Trend Micro, Inc. (Japan)	2,500	107,517
Veritas Software Corp.*	15,200	270,560
Verity, Inc.*	16,800	216,384
Websense, Inc.*	1,900	79,173

		14,772,026

Conglomerates – 1.7%
Altria Group, Inc.	48,600	2,286,145
Cycle & Carriage Ltd. (Singapore)	4,379	21,458
DCC PLC (Ireland)	9,055	165,884
Guiness Peat Group PLC (New Zealand)	71,617	105,517
Honeywell International, Inc.	26,800	961,048
Hutchison Whampoa Ltd. (Hong Kong)	39,400	308,205
ITT Industries, Inc.	1,400	111,986
Jenoptik AG (Germany)*	8,711	81,684
Mitsubishi Heavy Industries Ltd. (Japan)	52,000	146,731
Norsk Hydro ASA (Norway)	2,389	173,900
SembCorp Industries Ltd. (Singapore)	236,000	206,058

Sumitomo Corp. (Japan)	13,000	96,720
Teijin Ltd. (Japan)	56,000	200,191
Tyco International Ltd.	57,000	1,747,620

		6,613,147

Construction – 0.3%
Balfour Beatty PLC (United Kingdom)	31,684	159,676
D.R. Horton, Inc.	3,771	124,858
Grupo Acciona SA (Spain)	3,551	227,354
Insituform Technologies, Inc. (Class “A” Stock)*	4,300	80,281
JGC Corp. (Japan)	12,000	122,052
NCC AB (Sweden)	16,214	175,944
Technip-Coflexip SA (France)	489	78,954
Toll Brothers, Inc.*	3,200	148,256
WCI Communities, Inc.*	2,800	65,240

		1,182,615

Consumer Products & Services – 2.6%
Bausch & Lomb, Inc.(a)	900	59,805
Clorox Co.	6,056	322,785
Colgate-Palmolive Co.	9,900	447,282
Dollar Thrifty Automotive Group, Inc.*	3,500	85,155
Engineered Support Systems, Inc.	1,600	73,024
Fortune Brands, Inc.(a)	7,000	518,630
Fossil, Inc.*(a)	4,500	139,230
Gillette Co.	20,600	859,844
Hasbro, Inc.	14,700	276,360
Johnson & Johnson	55,246	3,112,007
Kimberly-Clark Corp.	8,900	574,851
L’Oreal SA (France)	1,228	80,453
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	2,300	96,140
Mattel, Inc.	2,900	52,577
Maytag Corp.	4,800	88,176
Newell Rubbermaid, Inc.	9,400	188,376
Procter & Gamble Co.	56,900	3,079,428
Rent-A-Center, Inc.*	1,150	29,739
SEB SA (France)	657	63,485
Whirlpool Corp.	2,700	162,243

		10,309,590

Containers & Packaging
Smurfit-Stone Container Corp.*	4,400	85,228

Electronic Components & Equipment – 2.8%
Advanced Energy Industries, Inc.*	4,500	41,805
AVX Corp.	3,200	37,920
Belden CDT, Inc.	1,150	25,070
C & D Technologies, Inc.	3,500	66,570
Cyberoptics Corp.*	1,500	23,160
Digital Theater Systems, Inc.*	8,900	162,425
Fanuc Ltd. (Japan)	3,500	184,185
General Electric Co.	238,100	7,995,398
Gentex Corp.(a)	3,000	105,390
Jabil Circuit, Inc.*	11,900	273,700
Koninklijke (Royal) Philips Electronics NV (Netherlands)	6,549	149,989
Kyocera Corp. (Japan)	1,200	84,381

Littelfuse, Inc.*	2,400	82,872
NEC Corp.	14,000	83,709
Neopost SA (France)	1,975	126,818
Pioneer Corp. (Japan)	8,700	181,554
Plexus Corp.*	5,500	60,720
Sagem SA (France)	1,615	154,550
Siemens AG (Germany)	6,178	454,325
Sony Corp. (Japan)	10,000	341,151
Sumitomo Electric Industries Ltd. (Japan)	12,000	106,483
TDK Corp. (Japan)	2,100	139,854
Toshiba Corp. (Japan)	33,000	121,263
TTM Technologies, Inc.*	9,800	87,122

		11,090,414

Entertainment & Leisure – 1.5%
Brunswick Corp.	9,200	420,992
Caesars Entertainment, Inc.*	3,500	58,450
Carnival Corp.(a)	14,100	666,789
Disney, (Walt) Co.	4,092	92,275
Harley-Davidson, Inc.	2,000	118,880
Heiwa Corp. (Japan)	3,700	53,377
Hilton Group PLC (United Kingdom)	20,349	101,907
International Game Technology Group, Inc.(a)	14,300	514,085
Mandalay Resort Group	600	41,190
Marvel Enterprises, Inc.*(a)	4,600	66,976
Multimedia Games, Inc.*(a)	3,300	51,150
Royal Caribbean Cruises Ltd.	4,400	191,840
Station Casinos, Inc.(a)	5,200	255,008
Time Warner, Inc.*	99,600	1,607,544
Viacom, Inc. (Class “B” Stock)	36,500	1,224,940
Whitbread PLC (United Kingdom)	10,045	149,779
WMS Industries, Inc.*(a)	7,200	184,968

		5,800,150

Environmental Services – 0.2%
Waste Connections, Inc.*	2,100	66,528
Waste Management, Inc.	21,359	583,955

		650,483

Farming & Agriculture
Sunopta, Inc.*	12,100	94,138

Financial - Bank & Trust – 5.2%
ABN AMRO Holding NV (Netherlands)	12,832	291,495
Australia & New Zealand Banking Group Ltd. (Australia)	27,803	383,045
Australia & New Zealand Banking Group Ltd. [ADR] (Australia)(a)	1,800	124,380
Banca Intesa SpA (Italy)	54,392	206,719
Banco Santander Central Hispano SA (Spain)	31,595	308,435
Banco Santander Chile [ADR] (Chile)	6,178	172,613
Bank Austria Creditanstalt (Austria)	4,401	312,112
Bank of America Corp.	56,876	2,464,438
Bank of Yokohama Ltd. (Japan)	43,000	230,967
BankAtlantic Bancorp, Inc. (Class “A” Stock)	9,200	168,544
Barclays PLC (United Kingdom)	81,856	785,054
BNP Paribas SA (France)	8,415	543,476

Bradford & Bingley PLC (United Kingdom)	40,196	207,665
City National Corp.	500	32,475
Comerica, Inc.	33,000	1,958,550
Commerce Bancshares, Inc.	2,680	128,881
Compass Bancshares, Inc.(a)	3,100	135,842
Credito Italiano SpA (Italy)	42,560	214,610
DBS Groupo Holdings (Singapore)	12,236	116,284
Deutsche Bank AG (Germany)	3,512	252,424
Dexia (France)	8,303	154,273
East West Bancorp, Inc.	3,300	110,847
HBOS PLC (United Kingdom)	26,950	363,807
HSBC Holdings PLC (United Kingdom)	17,925	284,467
Jyske Bank SA (Denmark)*	2,571	167,349
Macquarie Bank Ltd. (Australia)	7,572	199,207
Mercantile Bankshares Corp.	2,800	134,288
National Austrailia Bank Ltd. (Australia)	19,898	388,865
National Commerce Financial Corp.	3,200	109,472
Nordea AB (Sweden)	63,590	519,712
NSK Ltd. (Japan)	15,000	64,374
Popular, Inc.	5,000	131,500
Royal Bank of Scotland (United Kingdom)	26,629	769,062
Skandianaviska Enskilda Banken (Sweden)	17,416	269,127
Southwest Bancorporation of Texas, Inc.	5,000	100,700
State Street Corp.	19,600	837,116
Sumitomo Mitsui Financial Group, Inc. (Japan)	43	245,792
SunTrust Banks, Inc.(a)	7,000	492,870
Svenska Handlesbanken (Class “A” Stock) (Sweden)	15,962	334,360
TCF Financial Corp.	2,600	78,754
Texas Regional Bancshares, Inc. (Class “A” Stock)	4,972	154,579
The 77 Bank Ltd. (Japan)	19,000	106,710
U.S. Bancorp	94,500	2,731,051
UCBH Holdings, Inc.	4,400	171,908
Wachovia Corp.	22,300	1,046,985
Wells Fargo & Co.	17,900	1,067,377
Wilmington Trust Corp.	3,500	126,735

		20,199,296

Financial Services – 5.0%
Aiful Corp. (Japan)	1,950	191,258
Alliance & Leicester PLC (United Kingdom)	14,265	225,867
Ambac Financial Group, Inc.	1,700	135,915
American Express Co.	24,300	1,250,478
CIT Group, Inc.	3,000	112,170
Citigroup, Inc.	92,641	4,087,321
Credit Suisse Group (Switzerland)*	7,890	251,795
Doral Financial Corp.(a)	3,125	129,594
E*TRADE Group, Inc.*	30,500	348,310
Eaton Vance Corp.	2,400	96,936
Fannie Mae	14,600	925,640
Federated Investors, Inc.	3,200	91,008
First Marblehead Corp.*	1,500	69,600
Franklin Resources, Inc.	5,600	312,256
Freddie Mac	16,200	1,056,888

Goldman Sachs Group, Inc.	9,700	904,428
Grupo Financiero Banorte SA de C.V. (Mexico)	104,800	493,095
Hypo Real Estate Holding AG (Germany)*	9,213	315,815
IndyMac Bancorp, Inc.	4,300	155,660
ING Groep NV (Netherlands)	12,241	308,933
Investors Financial Services Corp.(a)	11,800	532,534
J.P. Morgan Chase & Co.	85,268	3,387,698
Legg Mason, Inc.(a)	4,050	215,744
Lehman Brothers Holdings, Inc.(a)	6,000	478,320
Merrill Lynch & Co., Inc.	20,300	1,009,316
Mitsubishi Tokyo Financial Group, Inc. (Japan)	19	158,427
Moody’s Corp.	2,500	183,125
Morgan Stanley Dean Witter & Co.	21,800	1,074,740
Nomura Securities Co. Ltd. (Japan)	10,000	128,385
Schwab, (Charles) Corp.	26,100	239,859
SLM Corp.	15,200	677,920
Waddell & Reed Financial, Inc. (Class “A” Stock)	3,300	72,600

		19,621,635

Financial-Brokerage – 0.2%
Ameritrade Holding Corp.*	81,500	978,815

Food – 1.0%
Associated British Foods PLC (United Kingdom)	15,608	187,538
Campbell Soup Co.(a)	12,500	328,625
Compass Group PLC (United Kingdom)	10,431	41,621
Dean Foods Co.*(a)	3,350	100,567
General Mills, Inc.(a)	11,700	525,329
Heinz, (H.J.) Co.	3,550	127,871
Hershey Foods Corp.	4,000	186,840
J. Sainsbury PLC (United Kingdom)*	26,581	122,535
Kellogg Co.	8,800	375,408
Koninklijke Wessanen NV (Netherlands)	11,125	148,260
Kraft Foods, Inc. (Class “A” Stock)(a)	4,100	130,052
Nestle SA (Switzerland)	2,138	489,683
Performance Food Group Co.*	1,300	30,810
SYSCO Corp.	13,200	394,944
Tesco PLC (United Kingdom)	44,430	229,338
Tootsie Roll Industries, Inc.	2,016	58,908
Unilever PLC (United Kingdom)	44,644	363,335
United Natural Foods, Inc.*	3,400	90,440

		3,932,104

Furniture
Mohawk Industries, Inc.*	800	63,512

Healthcare Services – 0.8%
AmSurg Corp.*	1,600	33,888
Caremark Rx, Inc.*	8,300	266,181
Community Health Systems, Inc.*	2,800	74,704
Coventry Health Care, Inc.*(a)	2,150	114,746
DaVita, Inc.*	3,450	107,468
HCA, Inc.(a)	9,500	362,425
Laboratory Corp. of America Holdings*(a)	6,700	292,924
LifePoint Hospitals, Inc.*	1,500	45,015
Medco Health Solutions, Inc.*	6,084	187,996

Omnicare, Inc.	3,600	102,096
Stericycle, Inc.*	500	22,950
Symbion, Inc.*	3,200	51,536
Triad Hospitals, Inc.*	1,378	47,458
United Surgical Partners International, Inc.*	1,800	61,830
UnitedHealth Group, Inc.	19,100	1,408,433

		3,179,650

Hotels & Motels – 0.1%
Fairmont Hotels & Resorts, Inc.	2,600	71,032
Marriott International, Inc. (Class “A” Stock)	4,800	249,408

		320,440

Industrial Products – 0.7%
Actuant Corp.*	4,300	177,203
Draka Holdings (Netherlands)	2,645	33,475
Glory Ltd. (Japan)	5,000	74,536
Harsco Corp.	1,600	71,840
Illinois Tool Works, Inc.	9,000	838,530
Maverick Tube Corp.*	3,800	117,078
Nucor Corp.(a)	11,700	1,069,029
Roper Industries, Inc.	4,800	275,808

		2,657,499

Insurance – 3.4%
AFLAC, Inc.	2,400	94,104
Aioi Insurance Co., Ltd. (Japan)	17,000	67,867
American International Group, Inc.	49,930	3,394,742
Anthem, Inc.*(a)	3,700	322,825
Assurant, Inc.	1,800	46,800
Aviva PLC (United Kingdom)	16,067	159,181
AXA (France)	12,860	260,187
Axis Capital Holdings Ltd.	11,100	288,600
CNP Assurances (France)	4,884	317,249
Conseco, Inc.*	2,100	37,086
Gallagher, (Arthur J.) & Co.	1,500	49,695
Genworth Financial, Inc.	17,600	410,080
Hannover Rueckversicherungs AG (Germany)	3,267	105,904
Hartford Financial Services Group, Inc. (The)	9,100	563,563
Insurance Australia Group Ltd. (Australia)	33,041	124,453
Markel Corp.*	300	92,520
Marsh & McLennan Cos., Inc.	11,700	535,392
Mercury General Corp.	900	47,601
MGIC Investment Corp.(a)	8,800	585,640
Mitsui Marine & Fire (Japan)	19,000	156,703
PMI Group, Inc. (The)	3,200	129,856
Principal Financial Group, Inc.	9,800	352,506
Progressive Corp. (The)	3,600	305,100
Protective Life Corp.	2,800	110,068
QBE Insurance Group Ltd. (Australia)	26,753	253,858
Radian Group, Inc.	9,200	425,316
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	90,377	116,933
Safeco Corp.	20,700	944,955
St. Paul Cos., Inc.	62,399	2,062,911

StanCorp Financial Group, Inc.	1,500	106,800
Triad Guaranty, Inc.*	2,700	149,796
Unipol SpA (Italy)	50,105	195,404
UnumProvident Corp.(a)	12,600	197,694
WellChoice, Inc.*	1,600	59,728
XL Capital Ltd. (Class “A” Stock)(a)	6,900	510,531

		13,581,648

Internet Services – 0.9%
CheckFree Corp.*	3,500	96,845
Digital Insight Corp.*	3,800	51,794
EarthLink, Inc.*	6,800	70,040
eBay, Inc.*	12,800	1,176,832
F5 Networks, Inc.*	1,100	33,506
Google, Inc. (Class “A” Stock)*(a)	2,200	285,120
IAC/ InterActiveCorp*(a)	32,800	722,256
Juniper Networks, Inc.*(a)	11,300	266,680
VeriSign, Inc.*	3,200	63,616
Yahoo!, Inc.*(a)	26,100	885,051

		3,651,740

Machinery & Equipment – 0.5%
Briggs & Stratton Corp.	700	56,840
Cooper Cameron Corp.*	1,100	60,324
Danaher Corp.	11,800	605,104
Deere & Co.	8,800	568,040
Grant Prideco, Inc.*	9,400	192,606
National Oilwell, Inc.*	1,200	39,432
Nordson Corp.	2,100	72,093
Noritsu Koki Co. Ltd. (Japan)	4,000	77,848
Pall Corp.	8,900	217,872

		1,890,159

Medical Supplies & Equipment – 2.2%
Abbott Laboratories	24,000	1,016,640
AmerisourceBergen Corp.(a)	3,700	198,727
Amgen, Inc.*	26,400	1,496,352
Bard, (C.R.), Inc.	3,400	192,542
Baxter International, Inc.	11,200	360,192
Becton, Dickinson & Co.	4,000	206,800
Biomet, Inc.	7,500	351,600
Boston Scientific Corp.*	18,800	746,924
Charles River Laboratories International, Inc.*(a)	2,000	91,600
Computer Programs and Systems, Inc.	7,000	140,420
Cytyc Corp.*	6,200	149,730
DENTSPLY International, Inc.	2,350	122,059
Digene Corp.*	2,600	67,496
Edwards Lifesciences Corp.*	1,300	43,550
Elekta AB (Sweden)*	4,495	109,285
Guidant Corp.	7,500	495,300
Inamed Corp.*	1,000	47,670
Invitrogen Corp.*(a)	1,462	80,395
Martek Biosciences Corp.*(a)	1,300	63,232
Medtronic, Inc.	20,900	1,084,710
Merit Medical Systems, Inc.*	3,300	49,863

Patterson Cos., Inc.*	900	68,904
Shimadzu Corp. (Japan)	36,000	187,815
St. Jude Medical, Inc.*	4,200	316,134
STERIS Corp.*	4,700	103,118
Stryker Corp.	6,500	312,520
Techne Corp.*	1,700	64,906
Thoratec Corp.*(a)	1,500	14,430
Zimmer Holdings, Inc.*	4,000	316,160

		8,499,074

Metals & Mining – 1.0%
Alcoa, Inc.	15,200	510,568
Anglo American PLC (United Kingdom)	7,743	185,652
BHP Steel Ltd. (Australia)	76,901	484,618
Broken Hill Proprietary Co. Ltd. (Australia)	37,600	391,102
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	3,300	133,650
International Steel Group, Inc.*	11,300	380,810
Newmont Mining Corp.(a)	19,700	896,941
Nippon Steel Corp. (Japan)	114,000	270,998
SKF AB (Class “B” Stock)(Sweden)	2,937	111,546
SSAB Svenskt Stal AB Series A (Sweden)	12,828	243,161
Steel Dynamics, Inc.	4,100	158,342
Voestalpine AG (Austria)	2,771	157,074

		3,924,462

Office Equipment – 0.1%
Canon, Inc. (Japan)	6,000	281,994
Herman Miller, Inc.	4,700	115,855
Pitney Bowes, Inc.	3,800	167,580

		565,429

Oil & Gas – 5.2%
Anadarko Petroleum Corp.	5,806	385,286
Australia Gas & Light (Australia)	10,811	104,543
Baker Hughes, Inc.	9,300	406,596
BJ Services Co.	4,100	214,881
BP PLC [ADR] (United Kingdom)	13,100	753,643
British Petroleum Co. PLC (United Kingdom)	27,233	259,951
Centrica PLC (United Kingdom)	76,050	345,419
ChevronTexaco Corp.	45,122	2,420,344
Comstock Resources, Inc.*	4,500	94,140
ConocoPhillips	15,500	1,284,175
Devon Energy Corp.	1,700	120,717
Eni SpA [ADR] (Italy)(a)	2,500	280,750
Ente Nazionale Idrocarburi SpA (Italy)	16,651	373,078
EOG Resources, Inc.	3,800	250,230
Exxon Mobil Corp.	126,066	6,092,770
FMC Technologies, Inc.*	9,959	332,631
Grey Wolf, Inc.*	21,200	103,668
Helmerich & Payne, Inc.	1,400	40,166
Murphy Oil Corp.	7,700	668,129
Nabors Industries Ltd.*	1,500	71,025
National Fuel Gas Co.	4,700	133,151
Newfield Exploration Co.*	2,400	146,976
Occidental Petroleum Corp.	3,500	195,755

OMV AG (Austria)	138	31,794
Patterson-UTI Energy, Inc.(a)	6,600	125,862
Petroleo Brasileiro SA [ADR] (Brazil)(a)	14,200	453,264
Pioneer Natural Resources Co.(a)	4,400	151,712
Premcor, Inc.*	1,500	57,750
Schlumberger Ltd.	14,900	1,002,919
Shell Transport & Trading Co. [ADR] (United Kingdom)	11,200	498,512
Shell Transport & Trading Co. PLC (United Kingdom)	25,438	186,658
Statoil ASA (Sweden)	28,013	401,583
Toho Gas Co., Ltd. (Japan)	29,000	91,303
Tonen General Sekiyu K.K. (Japan)	8,000	69,029
Total SA (France)	3,654	744,279
Total SA [ADR] (France)(a)	4,300	439,331
Transocean, Inc.*	12,139	434,333
WGL Holdings, Inc.	2,800	79,128
Williams Cos., Inc.	3,100	37,510
Woodside Petroleum Ltd. (Australia)	9,927	140,217

		20,023,208

Paper & Forest Products – 0.4%
Bowater, Inc.	3,500	133,665
International Paper Co.	11,800	476,838
MeadWestvaco Corp.	7,900	252,010
Potlatch Corp.	6,600	308,946
Weyerhaeuser Co.	3,500	232,680

		1,404,139

Personal Services – 0.1%
Apollo Group, Inc. (Class “A” Stock)*	3,200	234,784
Career Education Corp.*	1,500	42,645
Corinthian Colleges, Inc.*	2,300	31,004
DeVry, Inc.*	2,300	47,633
Education Management Corp.*	3,400	90,576

		446,642

Pharmaceuticals – 3.9%
Abgenix, Inc.*	3,500	34,510
Accredo Health, Inc.*(a)	4,200	98,994
Alkermes, Inc.*	3,800	43,852
Alliance Unichem PLC (United Kingdom)	8,252	99,525
AstraZeneca PLC [ADR] (United Kingdom)	6,400	263,232
Barr Laboratories, Inc.*	600	24,858
Biogen Idec, Inc.*(a)	7,100	434,307
Bradley Pharmaceuticals, Inc.*	2,600	52,910
Cardinal Health, Inc.	10,850	474,905
Celgene Corp.*(a)	1,200	69,876
Cephalon, Inc.*	3,628	173,781
Chiron Corp.*(a)	3,900	172,380
CSL Ltd. (Australia)	3,027	62,270
Eisai Co. Ltd. (Japan)	4,400	119,766
Eon Labs, Inc.*	1,800	39,060
Forest Laboratories, Inc.*	11,100	499,278
Galen Holdings PLC (United Kingdom)	13,784	191,313
Gehe AG (Germany)	2,985	203,535
Genentech, Inc.*	8,500	445,570

Gilead Sciences, Inc.*(a)	12,300	459,774
GlaxoSmithKline PLC (United Kingdom)	17,171	370,067
GlaxoSmithKline PLC [ADR] (United Kingdom)	6,200	271,126
Hisamitsu Pharmaceutical Co. (Japan)	6,000	107,517
Human Genome Sciences, Inc.*	3,800	41,458
ICOS Corp.*(a)	1,700	41,038
Kobayashi Pharmaceutical Co. Ltd. (Japan)	4,000	98,535
Lilly, (Eli) & Co.	22,200	1,333,110
Medicis Pharmaceutical Corp. (Class “A” Stock)	2,800	109,312
MedImmune, Inc.*	7,500	177,750
Merck & Co., Inc.	38,100	1,257,300
Neurocrine Biosciences, Inc.*	2,000	94,320
Novartis AG (Switzerland)	17,095	796,772
Noven Pharmaceuticals, Inc.*	4,800	100,032
Novo Nordisk AS (Class “B” Stock) (Denmark)	1,767	96,731
Pfizer, Inc.	135,085	4,133,602
Priority Healthcare Corp. (Class “B” Stock)*	1,000	20,150
Sanofi-Synthelabo SA (France)	8,285	600,936
Schering-Plough Corp.(a)	9,800	186,788
Suzuken Co. Ltd. (Japan)	2,500	64,873
Takeda Chemical Industries Ltd. (Japan)	4,500	204,146
Watson Pharmaceuticals, Inc.*	3,500	103,110
Wyeth	27,300	1,021,020

		15,193,389

Printing & Publishing – 0.3%
Gannett Co., Inc.(a)	6,000	502,560
McGraw-Hill Cos., Inc.	4,400	350,636
New York Times Co. (Class “A” Stock)	4,700	183,770
Scholastic Corp.*	3,300	101,937
Singapore Press Holdings Ltd. (Singapore)	19,750	55,604
Washington Post Co. (Class “B” Stock)	200	184,000

		1,378,507

Railroads – 0.2%
CSX Corp.	17,300	574,360
Union Pacific Corp.	6,500	380,900

		955,260

Real Estate – 0.9%
Archstone-Smith Trust [REIT]	2,800	88,592
Arden Realty, Inc. [REIT]	3,500	114,030
Boston Properties, Inc. [REIT]	2,300	127,397
Camden Property Trust [REIT]	3,000	138,600
Catellus Development Corp. [REIT]	2,078	55,088
China Overseas Land & Investment Ltd. (Hong Kong)	442,000	95,791
Corio NV (Netherlands)	2,958	141,847
Duke-Weeks Realty Corp. [REIT]	11,500	381,799
EastGroup Properties, Inc. [REIT]	2,000	66,400
General Property Trust (Australia)	88,689	237,052
Goldcrest Co. Ltd. (Japan)	2,770	161,855
LaSalle Hotel Properties [REIT]	4,500	124,200
Levitt Corp. (Class “A” Stock)	2,075	48,680
Mills Corp. (The) [REIT]	2,900	150,423
Mirvac Group (Austrailia)	29,863	94,096

Persimmon PLC (United Kingdom)	13,927	166,710
Reckson Associates Realty Corp. [REIT]	2,400	69,000
Redwood Trust, Inc. [REIT](a)	1,300	81,146
Regency Centers Corp. [REIT]	3,200	148,768
Simon Property Group, Inc. [REIT](a)	2,700	144,801
SL Green Realty Corp. [REIT]	2,700	139,887
Sun Hung Kai Properties Ltd. (Hong Kong)	20,000	188,509
United Dominion Realty Trust [REIT]	14,800	293,483
Vornado Realty Trust [REIT]	2,500	156,700
Weingarten Realty, Inc. [REIT]	3,200	105,632
Westfield Group (Austrailia)	9,551	105,227
Wheelock and Co. Ltd. (Hong Kong)	55,000	80,052

		3,705,765

Restaurants – 0.6%
CEC Entertainment, Inc.*	2,150	79,013
Cheesecake Factory, Inc. (The)*(a)	900	39,060
McDonald’s Corp.	18,300	512,948
Mitchells & Butlers PLC (United Kingdom)	21,849	107,640
P.F. Chang’s China Bistro, Inc.*	1,000	48,490
Panera Bread Co. (Class “A” Stock)*(a)	9,800	367,892
RARE Hospitality International, Inc.*	11,200	298,480
Ruby Tuesday, Inc.	2,300	64,101
Sonic Corp.*	3,350	85,861
Starbucks Corp.*(a)	8,800	400,048
Yum! Brands, Inc.	4,700	191,102

		2,194,635

Retail & Merchandising – 3.7%
A.C. Moore Arts & Crafts, Inc.*	4,100	101,393
Abercrombie & Fitch Co.	9,600	302,400
Amazon.com, Inc.*(a)	1,500	61,290
Best Buy Co., Inc.(a)	6,350	344,424
Carrefour SA (France)	2,489	117,069
Casino Guichard-Perrachon SA (France)	3,481	265,458
Charles Voegele Holding AG (Switzerland)	1,737	59,537
Chico’s FAS, Inc.*(a)	2,700	92,340
Christopher & Banks Corp.	9,375	150,094
Coles Myer Ltd. (Australia)	19,001	128,687
Cost Plus, Inc.*(a)	3,000	106,140
CVS Corp.	7,800	328,614
Dixons Group PLC (United Kingdom)	48,887	151,052
Dollar Tree Stores, Inc.*(a)	9,100	245,245
Espirit Holdings Ltd. (Hong Kong)	19,000	96,486
Family Dollar Stores, Inc.	16,700	452,570
Fred’s, Inc.	3,100	55,676
Hibbett Sporting Goods, Inc.*	1,600	32,784
Home Depot, Inc.	39,500	1,548,400
Hot Topic, Inc.*	18,500	315,240
Kesa Electricals PLC (United Kingdom)	4,145	21,227
Kohl’s Corp.*	16,900	814,411
Lowe’s Cos., Inc.	15,100	820,685
Matsumotokiyoshi Co. Ltd. (Japan)	4,000	101,075
Metro AG (Germany)	7,826	349,237

PETsMART, Inc.(a)	6,000	170,340
Pier 1 Imports, Inc.	4,100	74,128
Ross Stores, Inc.	17,800	417,232
Staples, Inc.	7,600	226,632
Target Corp.	30,600	1,384,650
TJX Cos., Inc.	15,100	332,804
Wal-Mart de Mexico SA de CV (Mexico)	76,400	258,966
Wal-Mart Stores, Inc.	70,400	3,745,280
Walgreen Co.	23,000	824,090
Whole Foods Market, Inc.(a)	1,000	85,790
Williams-Sonoma, Inc.*	2,600	97,630
York-Benimaru Co. Ltd. (Japan)	3,600	90,804

		14,769,880

Semiconductors – 1.7%
Analog Devices, Inc.	11,800	457,604
Applied Materials, Inc.*	31,100	512,839
ATMI, Inc.*	1,900	38,912
Cymer, Inc.*	2,400	68,784
Emulex Corp.*	10,000	115,200
Intel Corp.	119,000	2,387,140
Intersil Corp. (Class “A” Stock)(a)	5,600	89,208
KLA-Tencor Corp.*	6,900	286,212
Linear Technology Corp.	9,400	340,656
Maxim Integrated Products, Inc.(a)	9,500	401,755
Microchip Technology, Inc.(a)	2,300	61,732
Mykrolis Corp.*	3,400	34,238
Novellus Systems, Inc.*(a)	8,500	226,015
Omnivision Technologies, Inc.*(a)	2,700	38,205
QLogic Corp.*	13,800	408,618
Rohm Co. Ltd. (Japan)	500	50,265
Semiconductor Manufacturing International Corp. [ADR] (China)*	4,400	43,472
Semtech Corp.*	5,100	97,767
Tessera Technologies, Inc.*	3,000	66,300
Texas Instruments, Inc.(a)	29,800	634,144
Varian Semiconductor Equipment Associates, Inc.*	600	18,540
Xilinx, Inc.	12,800	345,600
Zoran Corp.*	4,612	72,501

		6,795,707

Telecommunications – 3.7%
Aeroflex, Inc.*	3,800	40,166
America Movil SA de CV (Class “L” Stock) [ADR] (Mexico)	7,000	273,210
Andrew Corp.*(a)	2,700	33,048
AT&T Corp.(a)	9,800	140,336
China Unicom Ltd. (Hong Kong)	72,000	56,322
Comverse Technology, Inc.*	4,700	88,501
Corning, Inc.*(a)	31,900	353,452
Crown Castle International Corp.*(a)	26,200	389,856
Inter-Tel, Inc.	2,800	60,536
JDS Uniphase Corp.*	12,300	41,451
KDDI Corp. (Japan)	66	320,374
Koninklijke (Royal) KPN NV (Netherlands)	32,335	242,166

Lucent Technologies, Inc.*	54,000	171,180
MM02 PLC (United Kingdom)*	227,311	404,135
Motorola, Inc.	40,900	737,836
Netcom AB (Class “B” Stock) (Sweden)	4,554	169,519
Nextel Communications, Inc. (Class “A” Stock)*	34,300	817,712
Nextel Partners, Inc. (Class “A” Stock)*(a)	19,500	323,310
Nokia Corp. (Class “A” Stock) [ADR] (Finland)(a)	11,200	153,664
Nokia OYJ (Finland)	9,360	128,807
Plantronics, Inc.	2,500	108,100
Polycom, Inc.*	6,100	120,902
Qualcomm, Inc.	30,400	1,186,816
SBC Communications, Inc.	71,700	1,860,614
SK Telecom Co. Ltd. [ADR] (South Korea)	4,010	77,995
Smartone Telecommunications (Hong Kong)	52,000	56,014
SpectraSite, Inc.*	3,200	148,800
Sprint Corp.	53,500	1,076,955
Tele Danmark AS (Denmark)	4,868	172,244
Tele Norte Leste Participacoes SA [ADR] (Brazil)	12,200	161,406
Telecom Italia Mobile SpA (Italy)	66,408	357,959
Telefonos de Mexico SA (Class “L” Stock) [ADR] (Mexico)	4,900	158,123
Telenor ASA (Norway)	36,129	275,067
Telephone & Data Systems, Inc.	800	67,336
Thomson Multimedia (France)	14,866	311,297
Total Access Communication Public Co. (Thailand)*	19,000	63,840
Uniden Corp. (Japan)	4,000	84,018
Verizon Communications, Inc.	61,584	2,425,177
Vodafone Group PLC [ADR] (United Kingdom)(a)	25,800	622,038
Western Wireless Corp. (Class “A” Stock)*(a)	12,100	311,091

		14,591,373

Transportation – 0.7%
Arriva PLC (United Kingdom)	24,176	194,678
Expeditors International of Washington, Inc.(a)	1,500	77,550
Nippon Express Co. Ltd. (Japan)	19,000	92,056
Nippon Yusen Kabushiki (Japan)	50,000	258,586
Old Dominion Freight Line, Inc.*	3,100	89,311
TPG NV (Netherlands)	5,886	143,796
United Parcel Service, Inc. (Class “B” Stock)	23,400	1,776,529
UTI Worldwide, Inc.	2,900	170,549

		2,803,055

Utilities – 2.0%
Alliant Energy Corp.	3,500	87,080
American Electric Power Co., Inc.(a)	6,400	204,544
Constellation Energy Group, Inc.	3,600	143,424
Duke Energy Corp.(a)	35,700	817,173
Dynegy, Inc.*	20,800	103,792
E.ON AG (Germany)	8,431	621,998
Edison International Co.	9,100	241,241
El Paso Electric Co.*	10,200	163,914
Electric Power Development Co., Ltd. (Japan)*144A(cost $26,709; purchased 09/27/04) (g)	1,100	26,947
Energy East Corp.	4,800	120,864
Entergy Corp.	5,100	309,111

Exelon Corp.		14,000	513,660
FirstEnergy Corp.		17,400	714,792
Great Plains Energy, Inc.		5,000	145,750
Hong Kong Electric Holdings Ltd. (Hong Kong)		20,000	88,740
Iberdrola SA (Spain)		12,810	265,698
NiSource, Inc.		14,000	294,140
OGE Energy Corp.		5,800	146,334
PG&E Corp.*(a)		10,500	319,200
Pinnacle West Capital Corp.		5,200	215,800
PPL Corp.		9,200	434,056
RWE AG (Germany)		2,961	141,513
Southern Co. (The)(a)		9,300	278,814
Teco Energy, Inc.		12,600	170,478
Tohoku Electric Power Co., Inc. (Japan)		11,900	196,291
Tokyo Electric Power Co. (Japan)		5,900	126,870
TXU Corp.(a)		14,400	690,048
United Utilities PLC (United Kingdom)		15,962	160,452

			7,742,724

TOTAL COMMON STOCK (Cost $228,328,604)			258,901,158

	Moody’s Rating	Principal Amount (000)
CORPORATE OBLIGATIONS – 14.0%
Advertising – 0.1%
Advanstar Communications, Inc. Sr. Sec’d. Notes
10.75%, 08/15/10	B3	$50	55,625
Advanstar Communications, Inc., Gtd. Notes
12.00%, 02/15/11	Caa2	25	26,875
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)
15.00%, 10/15/11	NR	50	42,750
R H Donnelley Finance Corp. I, Gtd. Notes
8.875%, 12/15/10	B1	25	28,375
10.875%, 12/15/12	B2	150	182,625
Vertis, Inc., Gtd. Notes, Series B
10.875%, 06/15/09	B3	25	27,000
Vertis, Inc., Sub. Notes
13.50%, 12/07/09 144A(cost $23,981; purchased 12/08/03) (g)	Caa1	25	25,125

			388,375

Aerospace – 0.2%
Aviall, Inc., Sr. Notes
7.625%, 07/01/11	B1	50	54,250
BE Aerospace, Inc., Sr. Notes
8.50%, 10/01/10	B3	50	54,750
BE Aerospace, Inc., Sr. Sub. Notes
8.00%, 03/01/08	Caa3	50	49,625
8.875%, 05/01/11 Series B	Caa3	50	50,875
Boeing Co., Debs.
8.75%, 08/15/21	A3	235	312,742
Gencorp, Inc., Sr. Sub. Notes
9.50%, 08/15/13	B2	100	107,500

Sequa Corp., Sr. Notes
9.00%, 08/01/09	B1	50	55,250
TD Funding Corp., Gtd. Notes
8.375%, 07/15/11	B3	25	26,875
Vought Aircraft Industries, Inc., Sr. Notes
8.00%, 07/15/11	B2	100	96,500

			808,367

Airlines
Northwest Airlines, Inc., Gtd. Notes
9.875%, 03/15/07	Caa1	25	19,000

Automobile Manufacturers – 0.2%
Daimlerchrysler NA Holdings Corp., Gtd. Notes
6.50%, 11/15/13	A3	220	239,116
Daimlerchrysler NA Holdings, Corp., Gtd. Notes
2.342%, 09/10/07	A3	155	155,295
General Motors Corp., Debs.
8.375%, 07/15/33	Baa1	200	212,954
Navistar International Corp., Sr. Notes
7.50%, 06/15/11	Ba3	25	26,813

			634,178

Automotive Parts – 0.2%
Advanced Accessory System, Sr. Notes
10.75%, 06/15/11	B3	50	47,250
Collins & Aikman Products Corp., Gtd. Notes
10.75%, 12/31/11	B2	25	25,125
Dana Corp., Notes
9.00%, 08/15/11	Ba3	50	60,625
Eagle-Picher Industries, Inc., Sr. Notes
9.75%, 09/01/13	B3	75	76,875
Hli Operating Co., Inc., Sr. Notes
10.50%, 06/15/10	B1	75	82,125
J.B. Poindexter & Co., Inc., Sr. Notes
8.75%, 03/15/14 144A(cost $77,250; purchased 03/04/04 - 09/29/04)(g)	B1	75	79,688
Lear Corp., Gtd. Notes
5.75%, 08/01/14 144A(cost $79,840; purchased 07/29/04)(g)	Baa3	80	82,568
Rexnord Corp., Gtd. Notes
10.125%, 12/15/12	B3	125	141,875
RJ Tower Corp., Gtd. Notes
12.00%, 06/01/13	B3	50	40,250
TRW Automotive, Inc., Sr. Notes
9.375%, 02/15/13	B1	156	179,010
TRW Automotive, Inc., Sr. Sub. Notes
11.00%, 02/15/13	B2	58	69,310
Visteon Corp., Notes
7.00%, 03/10/14	Ba1	50	47,750

			932,451

Beverages – 0.1%
Le-Natures, Inc., Sr. Sub. Notes
10.00%, 06/15/13 144A(cost $103,950; purchased 06/18/03 - 12/11/03)(g)	B3	100	107,000

Miller Brewing Co., Notes
5.50%, 08/15/13 144A(cost $238,836; purchased 05/21/04)(g)	Baa1	240	250,674

			357,674

Broadcasting – 0.2%
Chancellor Media Corp., Gtd. Notes
8.00%, 11/01/08	Ba1	100	113,503
Fisher Communications, Inc., Sr. Notes
8.625%, 09/15/14 144A(cost $51,125; purchased 09/15/04)(g)	B2	50	52,250
Hearst-Argyle Television, Inc., Sr. Notes
7.00%, 01/15/18	Baa3	135	152,591
Liberty Media Corp., Sr. Notes
2.61%, 09/17/06 (c)	Baa3	180	181,972
Sinclair Broadcast Group, Inc., Gtd. Notes
8.00%, 03/15/12	B2	75	78,188
XM Satellite Radio, Inc., Sec’d. Notes
12.00%, 06/15/10	Caa1	87	102,225

			680,729

Building Materials – 0.2%
Associated Materials, Inc., Gtd. Notes
9.75%, 04/15/12	B3	125	144,063
Associated Materials, Inc., Sr. Disc. Notes Zero Coupon (until 03/01/09)
11.50%, 03/01/14 144A(cost $56,503; purchased 09/14/04 - 09/22/04)(g)	Caa1	75	54,938
Building Materials Corp., Sr. Notes
7.75%, 08/01/14 144A(cost $50,000; purchased 07/21/04)(g)	B2	50	49,750
Masco Corp., Notes
5.875%, 07/15/12	Baa1	265	285,469
Riverside Forest Products Ltd., Sr. Notes
7.875%, 03/01/14	B2	100	106,500
Texas Industries, Inc., Sr. Notes
10.25%, 06/15/11	B1	50	57,750
US Concrete, Inc., Sr. Sub. Notes
8.375%, 04/01/14	B3	75	78,750
WII Components, Inc., Sr. Notes
10.00%, 02/15/12	B2	75	73,125

			850,345

Business Services – 0.2%
Affinity Group, Inc., Sr. Sub. Notes
9.00%, 02/15/12	B3	50	53,750
Allied Security, Inc., Sr. Sub. Notes
11.375%, 07/15/11 144A(cost $50,150; purchased 07/01/04 - 07/02/04)(g)	Caa1	50	52,750
Brand Intermediate Holdings, Inc., Sr. Sub. Notes
13.00%, 10/15/13 144A [PIK](cost $55,327; purchased 07/27/04)(g)	NR	50	53,250
Brickman Group Ltd., Gtd. Notes, Series B
11.75%, 12/15/09	B2	50	58,000
Cie Generale de Geophysique, Sr. Notes (France)
10.625%, 11/15/07 (l)	Ba3	50	53,200

IESI Corp., Gtd. Notes
10.25%, 06/15/12	B3	75	81,375
Invensys PLC, Sr. Notes (United Kingdom)
9.875%, 03/15/11 144A (cost $49,629; purchased 02/27/04)(g)(l)	B3	50	51,500
IPC Acquisition Corp., Gtd. Notes
11.50%, 12/15/09	B3	100	110,500
US Oncology, Inc., Sr. Notes
9.00%, 08/15/12 144A(cost $75,656; purchased 08/04/04)(g)	B2	75	78,000
Worldspan L.P./WS Financial Corp., Sr. Notes
9.625%, 06/15/11(a)	B2	50	45,625

			637,950

Cable Television – 0.4%
Cablevision Systems Corp., Sr. Notes
8.00%, 04/15/12 144A(cost $79,113; purchased 09/14/04 - 09/15/04)(g)	B3	75	78,750
Charter Communications Holdings LLC, Sr. Notes
8.75%, 11/15/13	B3	125	123,281
Charter Communications Operating LLC, Sr. Notes
8.00%, 04/30/12 144A(cost $99,369; purchased 04/20/04 - 05/06/04)(g)	B2	100	100,250
Cox Communications, Inc., Notes
7.875%, 08/15/09	Baa2	195	217,798
CSC Holdings, Inc., Debs., Series B
8.125%, 08/15/09	B1	25	26,688
CSC Holdings, Inc., Sr. Notes
7.875%, 12/15/07	B1	25	26,656
8.125%, 07/15/09	B1	25	26,688
7.625%, 04/01/11	B1	475	502,906
Echostar DBS Corp., Gtd. Notes
6.625%, 10/01/14 144A(cost $124,040; purchased 09/20/04 - 09/21/04)(g)	Ba3	125	124,844
General Cable Corp., Sr. Notes
9.50%, 11/15/10	B2	25	27,875
Mediacom Broadband LLC, Gtd. Notes
11.00%, 07/15/13	B2	50	53,500
Rogers Cable, Inc., Sec’d. Notes (Canada)
5.50%, 03/15/14 (l)	Ba2	165	152,625
Rogers Cablesystems of America, Inc., Sr. Notes, Series B (Canada)
10.00%, 03/15/05 (l)	Ba2	125	129,219
Superior Essex Communications, Sr. Notes
9.00%, 04/15/12 144A(cost $97,351; purchased 04/08/04)(g)	B3	100	100,500

			1,691,580

Chemicals – 0.3%
Compass Minerals International, Inc., Sr. Disc. Notes,	B- (d)	125	99,375
Zero Coupon (until 6/1/08)
12.00%, 06/01/13(cost $81,993; purchased 05/19/03 - 07/24/03)(g)

Dow Chemical Corp., Notes
6.125%, 02/01/11	A3	115	125,664
Huntsman International LLC, Gtd. Notes
9.875%, 03/01/09	B3	100	110,750
Huntsman LLC, Gtd. Notes
11.625%, 10/15/10	B2	100	116,250
IMC Global, Inc., Sr. Notes
10.875%, 08/01/13	B1	25	31,688
Koppers Industry, Inc., Gtd. Notes
9.875%, 10/15/13	B2	50	55,500
Lyondell Chemical Co., Gtd. Notes
9.50%, 12/15/08	B1	50	54,813
MacDermid, Inc., Gtd. Notes
9.125%, 07/15/11	Ba3	125	139,999
Omnova Solutions, Inc., Sec’d. Notes
11.25%, 06/01/10	B2	50	56,250
Resolution Perfomance LLC, Sr. Notes
9.50%, 04/15/10	B3	75	77,813
Rhodia SA, Sr. Notes (France)
7.625%, 06/01/10 (l)	B3	25	23,438
10.25%, 06/01/10 (a)(l)	B3	100	104,000
Rhodia SA, Sr. Sub. Notes (France)
8.875%, 06/01/11 (a)(l)	Caa1	75	65,625
Rockwood Specialties, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B3	75	82,875

			1,144,040

Clothing & Apparel
Dyersburg Corp., Gtd. Notes, Series B
9.75%, 09/01/07(cost $184,978; purchased 02/04/98) (g)(i)(o)	NR	175	0

Computer Hardware – 0.1%
International Business Machines Corp., Notes
4.25%, 09/15/09	A1	200	204,789

Computer Services & Software
Sungard Data Systems, Inc., Notes
3.75%, 01/15/09	Baa2	115	113,319

Conglomerates – 0.1%
Hutchison Whampoa International Ltd., Gtd. Notes (Hong Kong)
5.45%, 11/24/10 144A(cost $129,698; purchased 11/19/03)(g)(l)	A3	130	133,050
Tyco International Group, Gtd. Notes, (Luxembourg)
6.375%, 10/15/11 (l)	Ba2	205	227,038

			360,088

Consumer Products & Services – 0.3%
American Achievement Corp., Sr. Sub. Notes
8.25%, 04/01/12 144A(cost $51,125; purchased 04/05/04)(g)	B3	50	52,750
Bunge Ltd. Finance Corp., Co. Gtd. Notes
4.375%, 12/15/08	Baa3	205	206,663
Chattem, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2	50	51,125
Coinmach Corp., Sr. Notes
9.00%, 02/01/10	B2	75	78,188

FTD, Inc., Gtd. Notes
7.75%, 02/15/14	B3	50	50,125
Invista Co., Notes
9.25%, 05/01/12 144A(cost $101,515; purchased 04/23/04 - 09/15/04)(g)	B1	100	107,250
Jostens Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)
10.25%, 12/01/13	Caa2	150	103,875
Jostens IH Corp., Sr. Sub. Notes
7.625%, 10/01/12 144A(cost $50,000; purchased 09/23/04)(g)	B3	50	50,500
Jostens, Inc., Sr. Sub. Notes
12.75%, 05/01/10	B3	100	112,429
Rayovac Corp., Sr. Sub. Notes
8.50%, 10/01/13	B3	25	27,250
Riddell Bell Holdings, Sr. Sub. Notes
8.375%, 10/01/12 144A(cost $25,000; purchased 09/23/04)(g)	B3	25	25,531
UST, Inc., Notes
6.625%, 07/15/12	A3	260	292,284

			1,157,970

Containers & Packaging – 0.4%
AEP Industries, Inc., Sr. Sub. Notes
9.875%, 11/15/07	B3	25	25,594
BWAY Corp., Sr. Sub. Notes
10.00%, 10/15/10	B3	50	55,000
Constar International, Inc., Sr. Sub. Notes
11.00%, 12/01/12(a)	Caa1	25	23,750
Crown European Holdings SA, Sec’d. Notes
10.875%, 03/01/13	B2	175	204,312
Graham Packaging Co., Sr. Notes
8.50%, 10/15/12 144A(cost $101,406; purchased 09/29/04 - 09/30/04)(g)	Caa1	100	102,500
Graham Packaging Co., Sub. Notes
9.875%, 10/15/14 144A(cost $76,156; purchased 09/29/04 - 09/30/04)(g)	Caa2	75	77,156
Graham Packaging International, Sr. Sub. Notes
9.50%, 08/15/13	B3	25	28,688
Greif, Inc., Gtd. Notes
8.875%, 08/01/12	B2	50	56,000
Owens-Brockway Glass Containers Corp., Gtd. Notes
8.875%, 02/15/09	B1	150	163,874
7.75%, 05/15/11	B1	25	26,750
8.25%, 05/15/13	B2	50	53,500
Owens-Brockway Glass Containers Corp., Sec’d. Notes
8.75%, 11/15/12	B2	25	27,875
Owens-Illinois, Inc., Sr. Notes
7.35%, 05/15/08	B3	25	25,906
Plastipak Holdings, Inc., Gtd. Notes
10.75%, 09/01/11	B3	50	56,000
Pliant Corp., Sec’d. Notes, Zero Coupon (until 12/15/06)
11.125%, 06/15/09	B3	25	21,500

Sealed Air Corp., Sr. Notes
5.375%, 04/15/08 144A(cost $146,730; purchased 04/09/03 - 06/26/03)(g)	Baa3	145	151,520
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%, 11/15/13	B1	25	25,625
Smurfit Capital Funding PLC, Notes (Ireland)
6.75%, 11/20/05 (l)	Ba3	50	51,750
Smurfit-Stone Container Corp., Sr. Notes
8.375%, 07/01/12	B2	75	83,063
Stone Container Finance, Gtd. Notes (Canada)
7.375%, 07/15/14 144A (cost $75,438; purchased 07/15/04 - 07/16/04)(g)(l)	B2	75	78,938
Tekni-Plex, Inc., Sec’d. Notes
8.75%, 11/15/13 144A(cost $75,906; purchased 11/12/03 - 11/13/03)(g)	B2	75	71,625

			1,410,926

Diversified Manufacturing Operations
Borden US Finance Nova Scotia, Sec’d. Notes
9.00%, 07/15/14 144A(cost $50,250; purchased 08/04/04)(g)	B3	50	52,750
J Crew Operating Corp., Sr. Sub. Notes
10.375%, 10/15/07	Caa3	25	25,750

			78,500

Electronic Components & Equipment – 0.2%
Chippac International Ltd., Gtd. Notes
12.75%, 08/01/09	B3	50	53,188
Freescale Semiconductor, Inc., Sr. Notes
6.875%, 07/15/11 144A(cost $100,000; purchased 07/16/04)(g)	Ba2	100	104,500
7.125%, 07/15/14 144A(cost $10,813; purchased 07/16/04 - 09/17/04)(g)	Ba2	100	104,500
New ASAT Finance Ltd., Sr. Notes
9.25%, 02/01/11 144A(cost $25,000; purchased 01/16/04)(g)	B3	25	21,125
Sanmina - SCI Corp., Gtd. Notes
10.375%, 01/15/10	Ba2	100	114,875
Solectron Corp., Sr. Notes
9.625%, 02/15/09	B1	125	139,062
Stratus Technologies, Inc., Notes
10.375%, 12/01/08	B3	125	113,750
TNP Enterprises, Inc., Sr. Sub. Notes
10.25%, 04/01/10	Ba3	50	54,000
UGS Corp., Sr. Sub. Notes
10.00%, 06/01/12 144A(cost $104,225; purchased 05/19/04 - 06/18/04)(g)	B3	100	109,500

			814,500

Entertainment & Leisure – 0.5%
American Casino & Entertainment, Sec’d. Notes
7.85%, 02/01/12 144A(cost $75,094; purchased 01/15/04 - 03/31/04)(g)	B2	75	79,125
Ameristar Casinos, Inc., Gtd. Notes
10.75%, 02/15/09	B2	50	57,000

AMF Bowling Worldwide, Inc., Sr. Sub. Notes
10.00%, 03/01/10 144A(cost $77,315; purchased 02/19/04 - 09/22/04)(g)	B3	75	79,875
AOL Time Warner, Inc., Gtd. Bonds
7.625%, 04/15/31	Baa1	160	184,724
Argosy Gaming Co., Sr. Sub. Notes
9.00%, 09/01/11	B2	25	28,188
7.00%, 01/15/14	B1	50	51,813
Boyd Gaming Corp., Sr. Sub. Notes
6.75%, 04/15/14	B1	325	332,312
Cinemark USA, Inc., Sr. Sub. Notes
9.00%, 02/01/13	B3	25	28,063
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09)
9.75%, 03/15/14	Caa1	100	69,250
IMAX Corp., Gtd. Notes (Canada)
9.625%, 12/01/10 144A (cost $24,331; purchased 07/19/04)(g)(l)	B3	25	25,063
Isle of Capri Casinos, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2	50	50,500
K2 Corp., Sr. Notes
7.375%, 07/01/14 144A(cost $76,050; purchased 06/24/04 - 06/25/04)(g)	Ba3	75	79,875
LCE Acquisition Corp., Gtd. Notes
9.00%, 08/01/14 144A(cost $49,877; purchased 07/22/04 - 07/23/04)(g)	B3	50	51,875
MGM Mirage, Inc., Sr. Notes
6.75%, 09/01/12 144A(cost $125,996; purchased 08/11/04 - 09/14/04)(g)	Ba1	125	130,000
MGM Mirage, Inc., Unsec’d. Notes
6.75%, 02/01/08	Ba1	25	26,000
Penn National Gaming, Inc., Gtd. Notes, Series B
11.125%, 03/01/08	B3	75	81,375
Premier Entertainment Biloxi LLC, First Mortgage Notes
10.75%, 02/01/12	B3	50	52,750
Resorts International Hotel & Casino, Inc., Gtd. Notes
11.50%, 03/15/09	B2	25	28,875
Six Flags, Inc., Notes
8.875%, 02/01/10	B3	50	47,125
Speedway Motorsports, Inc., Sr. Sub. Notes
6.75%, 06/01/13	Ba2	50	52,375
Station Casinos, Inc., Sr. Notes
6.00%, 04/01/12	Ba3	100	103,000
Town Sports International, Inc., Gtd. Notes
9.625%, 04/15/11	B2	25	25,500
Turning Stone Casino Resort Enterprises, Sr. Notes
9.125%, 12/15/10 144A(cost $25,000; purchased 12/10/02)(g)	B1	25	27,125
Venetian Casino Resort LLC, Gtd. Notes
11.00%, 06/15/10	B3	175	203,437
Warner Music Group, Sr. Sub. Notes
7.375%, 04/15/14 144A (cost $152,188; purchased 04/01/04)(g)	B3	150	156,000

Wynn Las Vegas LLC, Sr. Notes
12.00%, 11/01/10	B3	83	104,165

			2,155,390

Environmental Services – 0.1%
Allied Waste North America, Inc., Sr. Notes
7.875%, 04/15/13	Ba3	275	291,500
Allied Waste North America, Sr. Notes Series B
7.375%, 04/15/14	B2	50	48,375
Casella Waste Systems, Inc., Sr. Sub. Notes
9.75%, 02/01/13	B3	100	109,500
Synagro Technologies, Inc., Sr. Sub. Notes
9.50%, 04/01/09	B3	125	134,375

			583,750

Farming & Agriculture
AGCO Corp., Gtd. Notes
9.50%, 05/01/08	Ba3	50	54,250

Financial - Bank & Trust – 0.5%
ABN AMRO Bank NV, Sub. Notes
7.125%, 06/18/07	A1	145	159,264
Bank of America Corp., Sr. Notes
4.875%, 09/15/12	Aa2	225	229,874
Bank of Nova Scotia, Sub. Debs. (Canada)
6.25%, 09/15/08 (l)	A1	50	54,285
BB&T Corp., Sub. Notes
6.50%, 08/01/11	A2	70	78,314
BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes (Luxembourg)
9.625%, 06/15/14 144A (cost $184,182; purchased 06/03/04 - 09/24/04)(g)(l)	B2	175	189,875
Citigroup, Inc., Sub. Notes
5.00%, 09/15/14 144A	Aa2	390	391,244
Countrywide Home Loans, Inc., Gtd. Notes
5.50%, 02/01/07	A3	135	141,621
International Nederland Bank NV, Sub. Notes
5.125%, 05/01/15 144A (cost $252,197; purchased 02/04/04)(g)(l)	Aa3	250	252,978
Northern Trust Co., Sub. Notes
4.60%, 02/01/13	A1	115	114,038
US Bank NA, Notes
2.87%, 02/01/07	Aa2	175	173,945
Wachovia Corp., Sub. Notes
6.40%, 04/01/08	A1	80	87,185
Webster Bank, Sr. Notes
5.125%, 04/15/14	Baa3	180	179,059

			2,051,682

Financial Services – 1.4%
Alamosa Delaware, Inc., Gtd. Notes
11.00%, 07/31/10	Caa1	74	84,175
Alamosa Delaware, Inc., Sr. Notes
8.50%, 01/31/12	Caa1	25	25,438

Arch Western Finance, Sr. Notes
6.75%, 07/01/13 144A(cost $50,000; purchased 06/19/03)(g)	Ba2	50	54,000
Bank One Corp., Sub. Notes
5.25%, 01/30/13	A1	270	278,014
Capital One Bank, Sub. Notes
6.50%, 06/13/13	Baa3	125	136,920
CIT Group, Inc., Sr. Notes
2.875%, 09/29/06	A2	90	89,555
7.75%, 04/02/12	A2	175	207,407
Couche-Tard Corp., Sr. Sub. Notes
7.50%, 12/15/13	Ba3	50	53,500
Dollar Financial Group, Gtd. Notes
9.75%, 11/15/11	B3	75	79,875
Duke Capital Corp., Notes
4.302%, 05/18/06	Baa3	100	101,478
Ford Motor Credit Co., Notes
5.625%, 10/01/08	A3	450	465,719
Franklin Resources, Inc., Notes
3.70%, 04/15/08	A2	55	55,162
General Electric Capital Corp., Notes
6.125%, 02/22/11	Aaa	280	309,163
6.00%, 06/15/12	Aaa	185	203,566
General Motors Acceptance Corp., Notes
7.25%, 03/02/11	A3	230	245,887
Global Cash Access LLC, Sr. Sub. Notes
8.75%, 03/15/12 144A(cost $102,531; purchased 03/04/04)(g)	Caa1	100	106,500
Goldman Sachs Group, Inc., Sub. Notes
6.345%, 02/15/34	A1	380	382,466
HBOS PLC, Sub. Notes (United Kingdom)
6.00%, 11/01/33 144A (cost $167,995; purchased 10/22/03)(g)(l)	Aa3	170	174,838
Household Finance Corp., Notes
6.375%, 11/27/12	A1	125	138,728
International Lease Finance Corp., Notes
6.375%, 03/15/09	A1	275	301,532
John Deere Capital Corp., Notes
7.00%, 03/15/12	A3	190	219,992
John Hancock Global Funding II, Notes
5.625%, 06/27/06 144A(cost $239,339; purchased 06/20/01)(g)	Aa3	240	250,624
MBNA America Bank NA, Notes
4.625%, 08/03/09	Baa1	190	194,330
MBNA America Bank NA, Sub. Notes
7.125%, 11/15/12	Baa2	80	90,674
Morgan Stanley, Notes
3.625%, 04/01/08	Aa3	300	300,876
Orion Power Holdings, Inc., Sr. Notes
12.00%, 05/01/10	B2	75	94,125
Pemex Project Funding Master Trust, Gtd. Notes
7.375%, 12/15/14	Baa1	125	136,563

Refco Finance Holdings LLC, Gtd. Notes
9.00%, 08/01/12 144A(cost $154,649; purchased 07/22/04 - 09/21/04)(g)	B3	150	160,875
Verizon Global Funding Corp., Notes
7.75%, 12/01/30	A2	165	198,218
Wells Fargo & Co., Notes
1.99%, 03/23/07 (c)	Aa1	225	225,216
Williams Scotsman, Inc., Gtd. Notes
9.875%, 06/01/07	B3	25	24,063

			5,389,479

Financial-Brokerage
Labranche & Co., Sr. Notes
9.50%, 05/15/09 144A(cost $50,000; purchased 05/04/04)(g)	Ba1	50	50,250

Food – 0.2%
Agrilink Foods, Inc., Gtd. Notes
11.875%, 11/01/08 144A(cost $26,032; purchased 09/11/02)(g)	B3	25	26,250
B&G Foods, Inc., Gtd. Notes, Series D
9.625%, 08/01/07	B3	75	76,950
Dole Foods Co., Sr. Notes
8.875%, 03/15/11	B2	100	109,250
Kraft Foods, Inc., Notes
5.625%, 11/01/11	A3	195	206,270
McCormick & Co., Inc., Notes
6.40%, 02/01/06	A2	260	273,008
Pinnacle Foods Holding Corp., Sr. Sub. Notes
8.25%, 12/01/13 144A(cost $128,825; purchased 11/20/03 - 03/31/04)(g)	B3	125	118,438
8.25%, 12/01/13 144A(cost $52,479; purchased 02/05/04 - 04/01/04) (g)	B3	50	47,375
Wornick Co., Sec’d. Notes
10.875%, 07/15/11 144A(cost $53,246; purchased 09/09/04)(g)	B2	50	53,750

			911,291

Furniture – 0.1%
Interface, Inc., Sr. Notes
10.375%, 02/01/10	Caa1	75	85,500
Norcraft Cos. L.P., Sr. Sub. Notes
9.00%, 11/01/11 144A(cost $77,113; purchased 10/10/03)(g)	B3	75	82,125
Sealy Mattress Co., Sr. Sub. Notes
8.25%, 06/15/14 144A(cost $50,750; purchased 09/28/04)(g)	Caa1	50	50,750

			218,375

Healthcare Services – 0.2%
AmeriPath, Inc., Gtd. Notes
10.50%, 04/01/13	B3	50	51,250
Concentra Operating Corp., Gtd. Notes
9.50%, 08/15/10	B3	25	27,750
Concentra Operating Corp., Sr. Sub. Notes
9.125%, 06/01/12 144A(cost $74,976; purchased 05/25/04)(g)	B3	75	82,500

Genesis Healthcare Corp., Notes
8.00%, 10/15/13	B3	75	82,125
Highmark, Inc., Notes
6.80%, 08/15/13 144A(cost $79,833; purchased 08/14/03)(g)	Baa3	80	86,977
InSight Health Services Corp., Gtd. Notes
9.875%, 11/01/11(a)	B3	50	50,250
Inverness Medical Innovations, Inc., Sr. Sub Notes
8.75%, 02/15/12 144A(cost $25,000; purchased 02/05/04)(g)	Caa1	25	25,250
Quintiles Transnational Corp., Notes
10.00%, 10/01/13	B3	50	53,250
Tenet Healthcare Corp., Notes
7.375%, 02/01/13(a)	B1	50	47,250
Tenet Healthcare Corp., Sr. Notes
9.875%, 07/01/14 144A(cost $25,988; purchased 07/13/04)(g)	B3	25	26,250
Triad Hospitals, Inc., Sr. Sub. Notes
7.00%, 11/15/13	B3	75	76,688
Vanguard Health Holdings I, Sr. Disc. Notes, Zero Coupon (Until 10/01/09)
11.25%, 10/01/15 144A(cost $28,889; purchased 09/17/04)(g)	Caa2	50	29,125
Vanguard Health Holdings II, Sr. Sub. Notes
9.00%, 10/01/14 144A(cost $50,000; purchased 09/17/04)(g)	Caa1	50	50,375
Vicar Operating, Inc., Gtd. Notes
9.875%, 12/01/09	B3	75	83,250

			772,290

Hotels & Motels – 0.2%
Courtyard by Marriott II Ltd., Sr. Notes, Series B
10.75%, 02/01/08	B2	215	217,150
Hammons, (John Q.) Hotels L.P., First Mortgage Notes
8.875%, 05/15/12	B2	100	112,000
Hilton Hotels Corp., Notes
7.625%, 12/01/12	Ba1	25	29,188
Host Marriott L.P., Gtd. Notes
9.50%, 01/15/07	Ba3	50	55,625
La Quinta Properties, Sr. Notes
8.875%, 03/15/11	Ba3	125	140,625
Prime Hospitality Corp., Sr. Sub. Notes
8.375%, 05/01/12	B2	50	56,875

			611,463

Industrial Products – 0.1%
Brand Services, Inc., Gtd. Notes
12.00%, 10/15/12	B3	75	85,500
Collins & Aikman Corp., Gtd. Notes
9.75%, 02/15/10	Caa1	75	79,875
Euramax International PLC, Sr. Sub. Notes
8.50%, 08/15/11	B2	25	26,750
Massey Energy Co., Sr. Notes
6.625%, 11/15/10	Ba3	75	78,563

Mobile Mini, Inc., Sr. Notes
9.50%, 07/01/13	B2	75	83,625
National Waterworks, Inc., Gtd. Notes
10.50%, 12/01/12	B3	100	114,000
Shaw Group, Inc., Unsec’d. Sr. Notes
10.75%, 03/15/10(a)	Ba2	75	79,125

			547,438

Insurance – 0.6%
Ace INA Holdings, Inc., Notes
5.875%, 06/15/14	A3	155	162,233
AIG SunAmerica Global Financing XII, Notes
5.30%, 05/30/07 144A(cost $274,824; purchased 05/15/02)(g)	Aaa	275	288,557
Allstate Financial Global Funding LLC, Notes
5.25%, 02/01/07 144A(cost $179,665; purchased 01/24/02)(g)	Aa2	180	188,298
Fund American Cos., Inc., Notes
5.875%, 05/15/13	Baa2	195	199,414
Genworth Financial, Inc., Notes
5.75%, 06/15/14	A2	185	195,307
Marsh & McLennan Cos., Inc., Notes
3.625%, 02/15/08	A2	80	80,293
Metlife, Inc., Sr. Notes
6.125%, 12/01/11	A2	200	218,888
Nationwide Financial Services, Inc., Sr. Notes
5.90%, 07/01/12	A3	205	219,994
Nationwide Mutual Insurance Co., Bonds
6.60%, 04/15/34 144A(cost $104,769; purchased 03/31/04)(g)	A2	105	104,811
NLV Financial Corp., Sr. Notes
7.50%, 08/15/33 144A(cost $121,255; purchased 08/20/03 - 12/03/03)(g)	Baa3	120	127,808
Principal Life Global Funding I, Notes
5.125%, 10/15/13 144A(cost $183,930; purchased 10/20/03)(g)	Aa3	185	189,428
Security Benefit Life Insurance Co., Notes
7.45%, 10/01/33 144A(cost $79,821; purchased 09/26/03)(g)	Baa1	80	83,259
XL Capital Ltd., Gtd. Notes
6.50%, 01/15/12	A2	170	186,906

			2,245,196

Machinery & Equipment – 0.1%
Case New Holland, Inc., Sr. Notes
9.25%, 08/01/11 144A(cost $49,382; purchased 07/29/03 - 07/29/04)(g)	Ba3	50	56,250
Cummins, Inc., Sr. Notes
9.50%, 12/01/10	Ba2	25	29,000
JLG Industries, Inc., Sr. Sub. Notes
8.375%, 06/15/12(a)	B3	100	105,000
Maax Corp., Sr. Sub. Notes (Canada)
9.75%, 06/15/12 144A (cost $76,188; purchased 05/27/04)(g)(l)	B3	75	79,875

Manitowoc Co., Inc., Sr. Notes
7.125%, 11/01/13	B1	50	53,125
Trimas Corp., Gtd. Notes
9.875%, 06/15/12	B3	100	104,250

			427,500

Medical Supplies & Equipment – 0.2%
Fisher Scientific International, Inc., Sr. Sub. Notes
8.125%, 05/01/12	B2	65	72,800
Fresenius Medical Capital Trust II, Gtd. Notes
7.875%, 02/01/08	Ba2	250	273,750
Hospira, Inc., Notes
4.95%, 06/15/09	Baa3	190	194,984
Medquest, Inc., Gtd. Notes
11.875%, 08/15/12	B3	25	28,625
VWR International, Inc., Sr. Notes (Germany)
6.875%, 04/15/12 144A (cost $25,000; purchased 04/07/04)(g)(l)	B2	25	26,250
VWR International, Inc., Sr. Sub. Notes (Germany)
8.00%, 04/15/14 144A (cost $180,584; purchased 04/07/04 - 04/13/04)(g)(l)	B3	175	185,938

			782,347

Metals & Mining – 0.4%
Alcan, Inc., Bonds (Canada)
6.125%, 12/15/33 (l)	Baa1	175	182,309
Algoma Steel, Inc., Sec’d. Notes
11.00%, 12/31/09	NR	25	27,875
Allegheny Technologies, Inc., Notes
8.375%, 12/15/11	B2	75	80,250
Alpha Natural Resources, Sr. Notes
10.00%, 06/01/12 144A(cost $75,000; purchased 05/13/04)(g)	B3	75	83,063
Autocam Corp., Sr. Sub. Notes
10.875%, 06/15/14 144A(cost $48,910; purchased 05/26/04 - 09/22/04)(g)	B3	50	50,125
California Steel Industries, Inc., Sr. Notes
6.125%, 03/15/14	Ba3	25	24,500
Century Aluminum Co., Sr. Notes
7.50%, 08/15/14 144A(cost $75,625; purchased 08/10/04 - 08/12/04)(g)	B1	75	79,313
Compass Minerals Group, Inc., Gtd. Notes
10.00%, 08/15/11	B3	25	28,125
Foundation PA Coal Co., Sr. Notes
7.25%, 08/01/14 144A(cost $75,969; purchased 07/21/04)(g)	B1	75	80,063
Freeport-McMoRan Resource Partners, Inc. L.P., Sr. Notes
7.00%, 02/15/08	Caa1	175	186,374
Gerdau Ameristeel Corp., Sr. Notes (Canada)
10.375%, 07/15/11 (l)	B2	125	143,125
International Steel Group, Sr. Notes
6.50%, 04/15/14 144A(cost $74,442; purchased 09/14/04)(g)	Ba3	75	75,375

Ipsco, Inc., Sr. Notes (Canada)
8.75%, 06/01/13 (l)	Ba3	25	28,625
Ispat Inland ULC, Sec’d. Notes
9.75%, 04/01/14	B3	50	55,375
Jorgensen, (Earle, M.) Co., Sec’d. Notes
9.75%, 06/01/12	B2	175	195,124
Neenah Corp., Sec’d. Notes
11.00%, 09/30/10 144A(cost $27,075; purchased 10/15/03)(g)	B2	25	27,438
Russel Metals, Inc., Sr. Notes (Canada)
6.375%, 03/01/14 (l)	Ba3	75	75,375
Valmont Industries, Inc., Sr. Sub. Notes
6.875%, 05/01/14 144A(cost $49,514; purchased 04/29/04 - 05/19/04)(g)	Ba3	50	51,750

			1,474,184

Oil & Gas – 1.3%
Amerada Hess Corp., Bonds
7.875%, 10/01/29	Ba1	135	156,574
AmeriGas Partners L.P., Sr. Notes
8.875%, 05/20/11	B2	475	526,062
ANR Pipeline, Inc., Notes
8.875%, 03/15/10	B1	25	28,250
Baker Hughes, Inc., Sr. Notes
6.875%, 01/15/29	A2	200	231,689
Buckeye Partners L.P., Notes
6.75%, 08/15/33	Baa2	75	80,345
Chesapeake Energy Corp., Sr. Notes
7.00%, 08/15/14 144A(cost $25,000; purchased 07/28/04)(g)	Ba3	25	26,563
ConocoPhillips, Gtd. Bonds
5.90%, 10/15/32	A3	245	251,986
Denbury Resources, Inc., Gtd. Notes
7.50%, 04/01/13	B2	75	79,875
Devon Financing Corp. LLC, Gtd. Notes
7.875%, 09/30/31	Baa2	145	178,517
Duke Capital LLC, Sr. Notes
6.25%, 02/15/13	Baa3	175	188,606
Dynegy-Roseton Danskamme Corp., Gtd. Notes
7.27%, 11/08/10	Caa2	50	50,750
Encana Holdings Financial Corp., Gtd. Notes (Canada)
5.80%, 05/01/14 (l)	Baa1	200	212,765
Encore Acquisition Co., Gtd. Notes
8.375%, 06/15/12	B2	50	56,000
Ferrellgas Partners L.P., Sr. Notes
8.75%, 06/15/12	B2	100	110,500
Forest Oil Corp., Sr. Notes
8.00%, 12/15/11 144A(cost $26,894; purchased 07/07/04)(g)	Ba3	25	28,188
Halliburton Co., Notes
1.92%, 10/26/04 144A(cost $190,001; purchased 05/07/04)(c)(g)	Baa2	190	190,222
Hanover Compressor Co., Sr. Notes
9.00%, 06/01/14	B3	25	27,563

Hanover Equipment Trust, Sec’d. Notes
8.50%, 09/01/08	B2	25	27,000
Hilcorp Energy I L.P., Sr. Notes
10.50%, 09/01/10 144A(cost $75,000; purchased 08/05/03)(g)	B3	75	83,438
Kaneb Pipeline Operating Partnership L.P., Sr. Notes
7.75%, 02/15/12	Ba1	90	103,618
Kinder Morgan, Inc., Sr. Notes
6.50%, 09/01/12	Baa2	180	198,228
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%, 03/15/12	B2	33	37,455
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%, 08/15/08	Baa3	70	71,868
Pemex Project Funding Master Trust, Notes
2.769%, 12/15/04 144A(cost $189,797; purchased 06/08/04)(c)(g)	Baa1	190	192,470
Petroleum Geo-Services ASA, Notes (Norway)
10.00%, 11/05/10 (l)	NR	75	85,313
Pioneer Natural Resource Co., Sr. Notes
5.875%, 07/15/16	Baa3	150	156,868
Plains All American Pipeline L.P., Gtd. Notes
7.75%, 10/15/12	Ba1	280	329,686
Pride International, Inc., Sr. Notes
7.375%, 07/15/14 144A(cost $49,743; purchased 06/22/04)(g)	Ba2	50	55,750
PSE&G Energy Holdings, Inc., Sr. Notes
8.50%, 06/15/11	Ba3	75	84,938
Range Resources Corp., Sr. Sub. Notes
7.375%, 07/15/13	B3	50	52,750
Southern Natural Gas Co., Notes
8.875%, 03/15/10	B1	550	621,499
Swift Energy Co., Sr. Notes
7.625%, 07/15/11	B1	50	53,750
Transocean, Inc., Notes
7.50%, 04/15/31	Baa2	110	131,019
Williams Cos., Inc., Debs.
7.50%, 01/15/31	B3	250	252,500
Williams Cos., Inc., Notes
8.125%, 03/15/12	B3	275	318,313
XTO Energy, Inc., Sr. Notes
6.25%, 04/15/13	Baa3	130	142,633

			5,423,551

Paper & Forest Products – 0.4%
Boise Cascade Co., Sr. Notes
7.00%, 11/01/13	Ba2	25	29,188
Celulosa Arauco Y Constitucion SA, Notes (Chile)
5.125%, 07/09/13 (l)	Baa2	160	159,831
Georgia-Pacific Corp., Gtd. Notes
9.375%, 02/01/13	Ba2	500	591,249
Graphic Packaging International Corp., Sr. Notes
8.50%, 08/15/11	B2	25	28,063

JSG Funding PLC, Sr. Notes (Ireland)
9.625%, 10/01/12 (l)	B2	150	170,250
Longview Fibre Co., Sr. Sub. Notes
10.00%, 01/15/09	B2	100	109,500
Potlatch Corp., Gtd. Notes
10.00%, 07/15/11	Ba1	25	28,375
SCA Coordination Center NV, Gtd. Notes (Belgium)
4.50%, 07/15/15 144A (cost $119,301; purchased 06/30/03)(g)(l)	A3	120	114,136
Weyerhaeuser Co., Notes
6.75%, 03/15/12	Baa2	180	202,148

			1,432,740

Pharmaceuticals – 0.2%
Abbott Laboratories, Notes
5.625%, 07/01/06	A1	360	377,034
Alpharma, Inc., Sr. Notes
8.625%, 05/01/11 144A(cost $25,000; purchased 04/16/03 - 04/16/04)(g)	B3	25	25,750
Biovail Corp., Sr. Sub. Notes (Canada)
7.875%, 04/01/10 (l)	B2	50	51,250
GlaxoSmithKline Capital, Inc., Gtd. Notes
5.375%, 04/15/34	Aa2	125	122,461
Wyeth, Bonds
6.50%, 02/01/34	Baa1	115	118,123

			694,618

Printing & Publishing – 0.3%
Canwest Media, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B2	100	114,250
CBD Media, Inc., Gtd. Notes
8.625%, 06/01/11	B3	50	53,125
Dex Media East LLC, Gtd. Notes
9.875%, 11/15/09	B2	25	28,875
12.125%, 11/15/12	B3	98	122,500
Dex Media West Finance, Sr. Sub. Notes
9.875%, 08/15/13	Caa1	73	86,140
Dex Media West LLC, Sr. Notes
8.50%, 08/15/10	B3	25	28,500
Dex Media, Inc., Notes
8.00%, 11/15/13	B3	50	52,750
Donnelley (R.R.) & Sons Co., Notes
3.75%, 04/01/09	Baa1	115	113,388
Hollinger Participation Trust, Sr. Notes
12.125%, 11/15/10 [PIK] 144A(cost $126,337; purchased 09/08/03 - 07/28/04)(g)	B3	111	127,241
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)
11.50%, 10/15/13	Caa1	50	30,500
Houghton Mifflin Co., Sr. Sub. Notes
9.875%, 02/01/13	B3	75	79,125
Liberty Group Operating, Inc., Gtd. Notes
9.375%, 02/01/08	Caa1	50	50,625
Primedia, Inc., Sr. Notes
8.875%, 05/15/11	B3	50	50,250
8.00%, 05/15/23 144A(cost $25,000; purchased 05/08/03)(g)	B3	25	23,906

Quebecor Media, Inc., Sr. Notes (Canada)
11.125%, 07/15/11 (l)	B2	150	173,999
Reader’s Digest Assoc., Sr. Notes
6.50%, 03/01/11	Ba3	50	51,750
Sun Media Corp., Gtd. Notes (Canada)
7.625%, 02/15/13 (l)	Ba3	50	53,750
Vertis, Inc., Sec’d. Notes
9.75%, 04/01/09	B2	25	27,000

			1,267,674

Railroads – 0.1%
Canadian National Railways Co., Bonds
6.25%, 08/01/34	Baa1	195	206,325

Real Estate – 0.5%
BF Saul, Sec’d. Notes
7.50%, 03/01/14	B3	25	25,625
Developers Diversified Realty Corp., Notes
3.875%, 01/30/09	Baa3	145	142,540
Geo Group, Inc. (The), Sr. Notes
8.25%, 07/15/13	B1	25	25,906
Istar Financial, Inc., Sr. Notes
4.875%, 01/15/09	Ba1	80	80,563
Lennar Corp., Notes
5.50%, 09/01/14 144A(cost $192,772; purchased 08/05/04)(g)	Baa3	195	198,356
LNR Property Corp., Sr. Sub. Notes
7.625%, 07/15/13	Ba3	75	82,500
Omega Healthcare Investors, Inc., Sr. Notes
7.00%, 04/01/14 144A(cost $50,000; purchased 03/15/04)(g)	B1	50	51,000
Pulte Homes, Inc., Gtd. Notes
7.875%, 08/01/11	Baa3	150	174,888
Reckson Operating Partnership L.P., Notes
5.15%, 01/15/11	Ba1	180	180,233
Rouse Co., Notes
8.43%, 04/27/05	Baa3	350	359,538
Simon Property Group L.P., Notes
3.75%, 01/30/09	Baa2	190	187,049
Universal City Development, Notes
11.75%, 04/01/10	B2	150	175,500
WCI Communities, Inc., Gtd. Notes
9.125%, 05/01/12	Ba3	50	56,000
Williams Scotsman, Inc., Sec’d. Notes
10.00%, 08/15/08	B2	50	53,875

			1,793,573

Restaurants – 0.1%
El Pollo Loco Inc., Sec’d. Notes
9.25%, 12/15/09	B2	50	51,750
Perkins Family Restuarants L.P., Sr. Notes
10.125%, 12/15/07	B1	75	76,688

Yum! Brands, Inc., Sr. Notes
7.70%, 07/01/12	Baa3	185	220,172

			348,610

Retail & Merchandising – 0.2%
Adesa Corp., Sr. Sub. Notes
7.625%, 06/15/12	B1	50	51,750
Asbury Automotive Group, Inc., Gtd. Notes
9.00%, 06/15/12	B3	25	26,500
Asbury Automotive Group, Inc., Sr. Sub. Notes
8.00%, 03/15/14	B3	50	49,500
Barneys New York, Inc., Gtd. Notes
9.00%, 04/01/08	B3	25	26,188
CVS Corp., Notes
4.00%, 09/15/09 144A(cost $59,842; purchased 09/09/04)(g)	A3	60	60,092
Federated Department Stores, Sr. Notes
6.625%, 04/01/11	Baa1	150	167,810
Jean Coutu Group PJC, Inc., Sr. Sub. Notes (Canada)
8.50%, 08/01/14 144A(cost $199,754; purchased 07/20/04 - 07/23/04)(g)(l)	B3	200	199,500
Kroger Co., Gtd. Notes
8.05%, 02/01/10	Baa2	180	211,731
May Department Stores Co., Notes
3.95%, 07/15/07 144A(cost $54,932; purchased 07/13/04)(g)	Baa2	55	55,465
Pantry, Inc., Sr. Sub. Notes
7.75%, 02/15/14	B3	50	51,000

			899,536

Semiconductors – 0.1%
AMI Semiconductor, Inc., Gtd. Notes
10.75%, 02/01/13	B3	33	38,610
Amkor Technology, Inc., Sr. Notes
9.25%, 02/15/08	B3	100	93,500
Fairchild Semiconductor International Corp., Sr. Sub.
10.50%, 02/01/09	B2	200	215,000
On Semiconductor Corp., Gtd. Notes
13.00%, 05/15/08	Caa1	16	18,000
12.00%, 03/15/10	B3	65	75,075

			440,185

Telecommunications – 1.4%
Alaska Communication Systems Holdings, Gtd. Notes
9.875%, 08/15/11	B2	50	48,500
AT&T Broadband Corp., Gtd. Notes
8.375%, 03/15/13	Baa3	205	248,642
AT&T Corp., Sr. Notes
8.05%, 11/15/11	Ba1	125	140,469
8.75%, 11/15/31	Ba1	125	136,875
Call-Net Enterprises, Inc., Gtd. Notes
10.625%, 12/31/08	Caa3	75	73,500
Centennial Communications Corp., Gtd. Notes
10.125%, 06/15/13	Caa1	50	52,875
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)
8.75%, 06/15/30 (l)	Baa3	160	207,424

DIRECTV Holdings LLC, Sr. Notes
8.375%, 03/15/13	B1	550	628,374
Echostar DBS Corp., Sr. Notes
10.375%, 10/01/07	Ba3	50	52,719
9.125%, 01/15/09	Ba3	3	3,353
Eircom Funding, Sr. Sub. Notes (Ireland)
8.25%, 08/15/13 (l)	B1	100	110,000
Fairpoint Communications, Inc., Sr. Sub. Notes
12.50%, 05/01/10	Caa1	125	134,375
France Telecom SA, Notes (France)
8.50%, 03/01/11 (l)	Baa3	155	185,783
Horizon PCS, Inc., Sr. Notes
11.375%, 07/15/12 144A(cost $76,000; purchased 07/08/04)(g)	B3	75	78,375
Inmarsat Finance PLC, Gtd. Notes (United Kingdom)
7.625%, 06/30/12 144A (cost $25,000; purchased 01/27/04)(g)(l)	B2	25	24,938
Insight Midwest L.P., Sr. Notes
10.50%, 11/01/10	B2	75	82,500
Ipcs Escrow Co., Sr. Notes
11.50%, 05/01/12 144A(cost $52,063; purchased 07/13/04 - 08/10/04)(g)	B3	50	52,750
Lucent Technologies, Inc., Notes
5.50%, 11/15/08(a)	Caa1	75	75,375
MCI, Inc., Sr. Notes
5.908%, 05/01/07	B(d)	100	99,375
6.688%, 05/01/09	B(d)	125	120,781
7.735%, 05/01/14	B(d)	75	71,250
Motorola, Inc., Notes
7.625%, 11/15/10	Baa3	95	111,310
Nextel Communications, Inc., Sr. Notes
9.375%, 11/15/09	B2	25	26,594
9.50%, 02/01/11	B2	50	57,000
6.875%, 10/31/13	B2	125	130,625
7.375%, 08/01/15	B2	150	162,000
Nortel Networks Ltd., Notes (Canada)
6.125%, 02/15/06 (l)	B3	75	76,875
Primus Telecommunications Group, Inc., Sr. Notes
8.00%, 01/15/14	B3	100	74,500
Qwest Corp., Notes
9.125%, 03/15/12 144A(cost $80,634; purchased 04/16/03 - 04/17/03)(g)	Ba3	75	82,875
Qwest Services Corp., Notes
14.00%, 12/15/10 144A(cost $205,391; purchased 06/17/04 - 06/24/04)(g)	Caa1	175	205,188
Rogers Wireless, Inc., Sec’d. Notes (Canada)
9.625%, 05/01/11 (l)	Ba3	75	84,000
Rogers Wireless, Inc., Sr. Sec’d. Notes (Canada)
6.375%, 03/01/14 (l)	Ba3	150	138,750
Sprint Capital Corp., Co. Gtd.
6.90%, 05/01/19	Baa3	365	400,554

Telecom Italia Capital, Gtd. Notes (Luxembourg)
6.00%, 09/30/34 144A (cost $197,608; purchased 09/28/04 - 09/29/04)(g)(l)	Baa2	200	196,020
Telefonos de Mexico SA, Notes (Mexico)
4.50%, 11/19/08 (l)	A3	95	95,517
Telex Communications, Inc., Sec’d. Notes
11.50%, 10/15/08	B3	75	81,375
Telus Corp., Notes (Canada)
8.00%, 06/01/11 (l)	Baa3	135	158,394
Time Warner Telecom LLC, Sr. Notes
9.75%, 07/15/08(a)	B3	150	149,250
TSI Telecommunication Services, Inc., Gtd. Notes
12.75%, 02/01/09	B3	75	84,375
U.S. Unwired, Inc., Gtd. Notes, Zero Coupon (until 11/01/04)
11.375%, 11/01/09	Caa2	25	25,938
U.S. Unwired, Inc., Sec’d. Notes
10.00%, 06/15/12	Caa1	75	78,188
Ubiquitel Operating Co., Sr. Notes
9.875%, 03/01/11	Caa1	50	52,313
United States Cellular Corp., Notes
6.70%, 12/15/33	Baa1	110	110,182
Western Wireless Corp., Sr. Notes
9.25%, 07/15/13	Caa1	150	153,750

			5,363,806

Transportation – 0.2%
CHC Helicopter Corp., Sr. Sub. Notes
7.375%, 05/01/14	B2	25	26,188
Hertz Corp., Notes
4.70%, 10/02/06	Baa2	80	81,574
Laidlaw International, Inc., Sr. Notes
10.75%, 06/15/11	B2	100	114,625
Petroleum Helicopters, Inc., Gtd. Notes, Series B
9.375%, 05/01/09	B1	75	81,000
Travelcenters of America, Inc., Gtd. Notes
12.75%, 05/01/09	B3	175	203,875
Union Pacific Corp., Notes
6.50%, 04/15/12	Baa2	200	221,940
Union Tank Car Co., Notes
7.125%, 02/01/07	A2	150	162,015

			891,217

Utilities – 1.4%
AES Corp., Sec’d. Notes
9.00%, 05/15/15 144A(cost $102,300; purchased 05/01/03 - 09/10/03)(g)	B2	100	113,250
AES Corp., Sr. Notes
9.375%, 09/15/10	B3	75	84,844
8.875%, 02/15/11	B3	125	139,688
7.75%, 03/01/14	B3	25	25,938
Alabama Power Co., Sr. Notes
1.94%, 11/25/04 (c)	A2	175	174,972

Allegheny Energy Supply Co. LLC, Notes
7.80%, 03/15/11	B3	125	135,938
Appalachian Power Co., Sr. Notes, Series E
4.80%, 06/15/05	Baa2	185	187,542
Black Hills Corp., Notes
6.50%, 05/15/13	Baa3	150	154,049
Canadian Natural Resources Ltd., Notes (Canada)
7.20%, 01/15/32 (l)	Baa1	300	350,434
CE Electric UK Funding Co., Sr. Notes (United Kingdom)
6.995%, 12/30/07 144A (cost $166,549; purchased 03/03/04)(g)(l)	Baa3	155	164,708
Chesapeake Energy Corp., Gtd. Notes
9.00%, 08/15/12	Ba3	100	114,750
Cleveland Electric Illuminating Co., Sr. Notes
5.65%, 12/15/13	Baa3	155	160,675
CMS Energy Corp., Sr. Notes
9.875%, 10/15/07	B3	100	111,625
8.50%, 04/15/11	B3	400	437,999
Dominion Resources, Inc., Sr. Notes
5.00%, 03/15/13	Baa1	135	135,051
Dynegy Holdings, Inc., Sec’d. Notes
10.125%, 07/15/13 144A(cost $127,184; purchased 08/01/03 - 12/03/03)(g)	B3	125	144,375
Edison Mission Energy, Sr. Notes
9.875%, 04/15/11	B2	100	117,000
Entergy Gulf States, Inc., First Mortgage Notes
5.20%, 12/03/07	Baa3	160	160,574
Entergy Louisiana, Inc., First Mortgage Notes
6.50%, 03/01/08	Aaa	475	484,468
Exelon Generation Co. LLC, Notes
5.35%, 01/15/14	Baa1	155	158,583
FirstEnergy Corp., Notes
7.375%, 11/15/31	Baa3	105	118,293
Illinois Power Corp., First Mortgage Notes
11.50%, 12/15/10	B3	75	89,250
North American Energy Partners, Inc., Sr. Notes
8.75%, 12/01/11 144A(cost $51,781; purchased 11/25/03 - 12/01/03)(g)	B2	50	49,000
NRG Energy, Inc., Sec’d. Notes
8.00%, 12/15/13 144A(cost $181,980; purchased 12/17/03 - 09/14/04)(g)	B2	175	188,344
Pacific Gas & Electric, First Mortgage Notes
6.05%, 03/01/34	Baa2	150	153,198
Pacific Gas & Electric, Notes
2.30%, 04/03/06 (c)	Baa2	155	155,154
Pinnacle West Capital Corp., Sr. Notes
6.40%, 04/01/06	Baa2	150	156,980
PPL Capital Funding, Gtd. Notes
4.33%, 03/01/09 (c)	Baa3	190	187,931
PSE & G Power LLC, Notes
3.75%, 04/01/09	Baa1	130	127,551
Public Service Co. of New Mexico, Sr. Notes
4.40%, 09/15/08	Baa3	155	157,330

Puget Sound Energy, Inc., Notes
1.30%, 07/14/06 (c)	Baa2	195		195,060
Sempra Energy Co., Notes
6.00%, 02/01/13	Baa1	180		194,482
Sierra Pacific Resources, Sr. Notes
8.625%, 03/15/14 144A(cost $175,699; purchased 03/16/04 - 03/24/04)(g)	B2	175		190,749
TXU Energy Co. LLC, Notes
2.38%, 01/17/06 (c)	Baa2	90		90,237
Williams Cos., Inc., Notes
8.75%, 03/15/32	B3	25		28,063
WPD Holdings UK, Jr. Unsub. Notes (United Kingdom)
6.875%, 12/15/07 144A (cost $112,169; purchased 11/06/03)(g)(l)	Baa2	110		117,091

				5,755,176

TOTAL CORPORATE OBLIGATIONS (Cost $53,256,637)				55,076,677

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 7.6%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/14 - 04/01/19		616		615,953
4.623%, 09/01/32 (c)		156		158,196
5.00%, 12/01/08 - 12/01/33		2,929		2,942,036
5.50%, 10/01/33 - 10/01/34		1,663		1,687,146
6.00%, [TBA]		496		512,275
7.00%, 11/01/30 - 06/01/32		200		212,556

				6,128,162

Federal National Mortgage Assoc.
4.375%, 09/15/12(a)		450		449,876
4.50%, 05/01/18 - 11/01/33		3,078		3,072,687
5.00%, [TBA]		475		482,571
5.50%, 12/01/16 - 06/01/34		9,272		9,475,870
6.00%, 05/15/08 - 11/01/34		3,538		3,683,392
6.50%, 05/01/17 - 12/01/32		1,325		1,399,986
7.00%, 01/01/31 - 04/01/32		24		25,272

				18,589,654

Government National Mortgage Assoc.
5.00%, 07/15/33 - 03/20/34		1,991		1,984,314
5.50%, 01/20/34 - 10/01/34		2,055		2,088,646
6.00%, 02/15/26 - 05/15/26		108		113,022
6.50%, 02/15/28 - 12/20/33		251		265,513
7.00%, 03/15/13 - 08/15/26		453		482,728
8.00%, 12/15/16 - 07/15/23		50		53,787
8.50%, 06/15/16 - 10/15/26		135		149,834
9.50%, 10/15/09 - 01/15/20		5		5,515
10.00%, 11/15/09		1		1,119
11.50%, 06/15/10		(r	)	343
12.00%, 09/15/13		(r	)	194

				5,145,015

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,453,131)				29,862,831

U.S. TREASURY OBLIGATIONS – 5.8%
U.S. Treasury Bonds
7.50%, 11/15/16		750	964,073
6.25%, 08/15/23		170	198,568
7.625%, 02/15/25(a)		300	405,516
6.00%, 02/15/26		1,375	1,568,091
6.25%, 05/15/30		390	463,003
5.375%, 02/15/31(a)		970	1,039,416
U.S. Treasury Inflationary Bonds
2.25%, 01/15/25 [TIPS]		890	931,932
U.S. Treasury Notes
2.125%, 10/31/04		500	500,352
5.875%, 11/15/04(a)		4,220	4,242,915
6.50%, 08/15/05(a)		1,830	1,898,912
1.875%, 11/30/05		985	980,999
1.50%, 03/31/06		45	44,427
2.375%, 08/31/06(a)		1,960	1,953,340
3.50%, 11/15/06		140	142,499
3.25%, 08/15/07(a)		4,450	4,500,587
4.75%, 11/15/08		490	519,553
3.375%, 12/15/08(a)		1,965	1,977,973
4.25%, 11/15/13(a)		630	638,319

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,681,351)			22,970,475

	Moody’s Rating
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Bank of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648%, 09/11/36	AAA (d)	350	352,033
Bank of America Mortgage Securities, Series 2003-L, Class 2A2
4.347%, 01/25/34 (c)	Aaa	662	661,877
Bank of America Mortgage Securities, Series 2004-A, Class 2A2
4.177%, 02/25/34 (c)	AAA (d)	374	371,507
Bank of America Mortgage Securities, Series 2004-D, Class 2A2
4.23%, 05/25/34 (c)	AAA (d)	132	132,061
Bank of America Mortgage Securities, Series 2004-I, Class 3A2
5.013%, 10/25/34 (c)	Aaa	250	251,719
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A2
4.17%, 01/12/41	Aaa	900	910,842
Centex Home Equity, Series 2004-C, Class M1
2.32%, 06/25/34 (c)	Aa1	400	400,249
Fannie Mae Whole Loan, Series 2002-W5, Class A15
5.50%, 05/25/28	Aaa	79	78,720
Fannie Mae, Series 2002-74, Class PJ
5.00%, 03/25/15	Aaa	575	589,058

Fannie Mae, Series 2003-40, Class NI
5.50%, 04/01/33 [IO]	Aaa	241	23,261
Fannie Mae, Series 2003-92, Class NM
3.50%, 04/25/13	Aaa	300	300,846
Federal National Mortgage Assoc., Series 319, Class 2
6.50%, 02/01/32 [IO]	Aaa	127	24,705
Freddie Mac, Series 2614, Class IH
4.50%, 05/15/16 [IO]	Aaa	390	64,377
Freddie Mac, Series 2631, Class IG
4.50%, 07/15/11 [IO]	Aaa	625	59,339
Freddie Mac, Series 2631, Class PC
4.50%, 03/15/16	Aaa	750	759,275
Freddie Mac, Series 2686, Class JG
5.50%, 04/15/28	Aaa	800	816,622
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class A2
6.531%, 05/15/33	Aaa	390	437,122
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2
6.70%, 04/15/34	AAA (d)	375	424,224
Greenwich Capital Commercial Funding Corp., Series 2004-GG1A, Class A2
3.835%, 10/08/08	Aaa	335	338,398
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIBC, Class A3
6.26%, 03/15/33	AAA (d)	425	470,333
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIB2, Class A2
6.244%, 04/15/35	AAA (d)	325	350,694
LB-UBS Commercial Mortgage Trust, Series 2004-C2 , Class A2
3.246%, 03/01/29	Aaa	475	464,093
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A2
4.567%, 05/15/29 (c)	Aaa	750	771,378
Washington Mutual Mortgage, Series 2004-AR1, Class A
4.229%, 03/25/34	Aaa	233	229,867

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,338,667)			9,282,600

ASSET-BACKED SECURITIES – 1.5%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%, 02/25/13	Aaa	253	260,834
Capital Auto Receivables Asset Trust, Series 2002-2, Class CTFS
4.18%, 10/15/07	Aaa	185	186,685
Chase Funding Mortgage Loan Asset-Backed, Series 2002-1, Class 1A3
5.039%, 12/25/23 (c)	Aaa	128	127,455
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2, Class 1M1
5.599%, 09/25/31	Aa2	80	82,449

Chase Funding Mortgage Loan Asset-Backed, Series 2003-3, Class 1M1
4.537%, 09/25/32	Aa2	150	147,018
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%, 12/15/09	Aaa	285	279,420
Citibank Credit Card Issuance Trust, Series 2001-C1, Class C1
2.68%, 01/15/10 (c)	Baa2	235	239,683
Citibank Credit Card Issuance Trust, Series 2004-C1, Class-C1
2.25%, 07/15/13 (c)	Baa	625	623,002
Countrywide Asset-Backed Certificates, Series 2003-5, Class AF3
3.613%, 04/25/30	Aaa	315	316,395
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A2
1.64%, 11/25/34 (c)	Aaa	380	380,237
Countrywide Asset-Backed Certificates, Series 2004-7, Class 2AV2
2.19%, 12/25/34 (c)	Aaa	190	190,000
Countrywide Home Loans, Series 2003-60, Class 2A1
5.06%, 02/25/34	Aaa	112	113,668
Fannie Mae Whole Loan, Series 2003-W16, Class AF3
2.91%, 07/25/29	Aaa	230	229,205
Hyundai Auto Receivables Trust, Series 2003-A, Class A4
3.02%, 10/15/10	Aaa	175	174,335
Hyundai Auto Receivables Trust, Series 2003-A, Class D
4.06%, 10/15/10	Baa2	80	80,802
John Deere Owner Trust, Series 2001-A, Class A4
3.78%, 09/15/08	Aaa	808	809,481
MBNA Master Credit Card Trust, Series 2000-D, Class C
8.40%, 09/15/09 144A(cost $315,930; purchased 05/16/02)(g)	BBB (d)	300	335,000
Morgan Stanley Auto Loan Trust, Series 2004-HB1, Class C
2.88%, 10/15/11	Baa2	150	149,907
PECO Energy Transition Trust, Series 2001-A, Class A1
6.52%, 12/31/10	Aaa	475	533,544
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%, 09/15/15	Aaa	350	377,702
World Financial Network Credit Card Master Trust, Series 2003-A, Class A2
1.97%, 10/15/04 (c)	Aaa	375	377,344

TOTAL ASSET-BACKED SECURITIES (Cost $5,956,561)			6,014,166

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.8%
Federal Home Loan Bank
5.75%, 05/15/12		300	327,627

Federal Home Loan Mortgage Corp.
2.75%, 03/15/08		350	344,221
5.125%, 07/15/12		565	594,424
Federal National Mortgage Assoc.
7.125%, 02/15/05		160	163,095
3.25%, 02/15/09(a)		700	690,197
6.00%, 05/15/11		325	359,381
4.125%, 04/15/14(a)		500	482,580
Student Loan Marketing Assoc.
1.37%, 01/26/09 (c)		225	224,651
4.18%, 04/01/09 (c)		155	155,623

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,250,350)			3,341,799

		Shares
PREFERRED STOCK – 0.2%
Broadcasting – 0.2%
News Corp. Ltd., 0.72% [ADR] (Australia)		15,500	485,616

Chemicals
Hercules Trust II 6.5%[CVT]		1,000	78,500

Clothing & Apparel
Anvil Holdings, Inc. 13.00% Series B*(cost $26,721; purchased 12/01/01 - 03/20/02)(g)		1,966	20,148

Healthcare Services
Fresenius AG 2.24% (United Kingdom)		1,709	139,772

Telecommunications
Alamosa Holdings, Inc. 7.5%, Series B[CVT](cost $21,375; purchased 11/17/03)(g)		75	44,100

TOTAL PREFERRED STOCK (Cost $652,240)			768,136

	Moody’s Rating	Principal Amount (000)
FOREIGN GOVERNMENT BONDS – 0.2%
Republic of Chile (Chile)
5.50%, 01/15/13 (l)	Baa1	$165	172,343
Republic of South Africa (South Africa)
6.50%, 06/02/14 (l)	Baa2	100	107,000
United Mexican States (Mexico)
1.84%, 01/13/09 (c)(l)	Baa2	150	151,613
6.375%, 01/16/13 (l)	Baa2	205	216,377

TOTAL FOREIGN GOVERNMENT BONDS (Cost $614,553)			647,333

MUNICIPAL BONDS
Kansas
Kansas State Development Finance Authority, Revenue Bonds
5.501%, 05/01/34	Aaa	125	125,925

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%, 06/01/27	Aa3	60	63,623

TOTAL MUNICIPAL BONDS (Cost $185,000)		189,548

	Shares
WARRANTS*
Electronic Components & Equipment
Thomson SA, expiring 7/27/06 (France)	17,288	0

Entertainment & Leisure
Mikohn Gaming Corp., expiring 08/15/08 144A(cost $0; 01/16/02)(g)(s)	75	4

Retail & Merchandising
Barneys New York, Inc., expiring 04/01/08 144A(cost $0; 09/30/03)(g)(s)	25	1,538

Transportation
Travelcenters of America Units, expiring 05/01/09(cost $0; 03/16/01)(g)(s)	525	2,887

TOTAL WARRANTS (Cost $0)		4,429

RIGHTS*
Conglomerates
Hutchison Whampoa (Hong Kong)(o) (Cost $0)	525	0

TOTAL LONG-TERM INVESTMENTS (Cost $353,717,094)		387,059,152

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 13.4%
Certificates of Deposit – 0.9%
Banco Santander PR
1.671%, 10/07/04 (b)(c)	$78	77,616
1.80%, 10/25/04 (b)	1,219	1,218,655
Canadian Imperial Bank of Commerce
1.795%, 10/29/04 (b) (c)	603	602,561
1.72%, 05/25/05 (b)	424	423,977
Eurohypo AG
1.80%, 10/22/04 (b)	481	481,392
Fortis Bank NY
1.775%, 06/06/05 (b)	225	225,158
Societe Generale
1.717%, 10/14/04 (b)	334	333,897
Svenska Handelsbanken
1.39%, 10/27/04 (b)	18	17,646
Westdeutsche Landesbank
1.50%, 01/10/05 (b)	86	86,157

		3,467,059

Commercial Paper – 0.2%
Victory Receivables Corp.
1.80%, 10/22/04 (b)	725	724,376

Corporate Obligations – 3.2%
Bear Stearns Cos., Inc.
1.905%, 10/01/04 (b)(c)	965	964,975
Goldman Sachs Group, Inc.
1.955%, 10/01/04 (b)(c)	1,244	1,244,270
Merrill Lynch & Co., Inc.
2.005%, 10/01/04 (b)(c)	3,151	3,151,472
Morgan Stanley
1.86%, 10/01/04 (b)(c)	97	96,511
1.955%, 10/01/04 (b)(c)	767	766,868
Natexis Banque
1.922%, 10/01/04 (b)(c)	2,030	2,030,271
1.975%, 10/01/04 (b)(c)	2,032	2,031,943
Societe Generale
1.95%, 10/01/04 (b)(c)	576	575,478
Swedbank NY
1.72%, 10/15/04 (b)(c)	702	701,463
Westdeutsche Landesbank
1.697%, 10/12/04 (b)(c)	993	992,854

		12,556,105

Time Deposit – 3.2%
Fortis Bank NY
1.89%, 10/01/04 (b)	10,727	10,727,132
UBS Bank
1.98%, 10/01/04 (b)	1,709	1,709,476

		12,436,608

	Shares
Non-Registered Investment Company – 2.5%
BlackRock Institutional Money Market Trust(b)(j)	9,903,535	9,903,535

Registered Investment Companies – 3.4%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	6,798,688	6,798,688
BlackRock Provident Institutional Funds TempFund Portfolio (j)	6,798,688	6,798,688

		13,597,376

TOTAL SHORT-TERM INVESTMENTS (Cost $52,685,059)		52,685,059

Total Investments — 111.5% (Cost $406,402,153 (p))		439,744,211
Liabilities in Excess of Other Assets — (11.5%)		(45,297,555)

Net Assets — 100.0%		$394,446,656

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depository Receipt

CVT	Convertible Security

IO	Interest Only

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

REIT	Real Estate Investment Trust

TBA	Securities purchased on a forward commitment basis

TIPS	Treasury Inflation Protection Securities

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $38,161,158; cash collateral of $39,087,682 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $10,362,315. The aggregate value, $10,520,484 represents 2.67% of net assets.
(i)	Represents issuer in default on interest payments, Non-income producing security.
(j)	Security available to institutional buyers only.
(l)	U.S. dollar denominated foreign bonds.
(o)	Indicates a fair valued security.
(p)	The United States federal income tax basis of the Fund’s investments was $407,741,214; accordingly, net unrealized appreciation on investments for federal income tax purposes was $32,002,997 (gross unrealized appreciation - $42,327,458; gross unrealized depreciation - $10,324,461). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than 1,000 par.
(s)	Received pursuant to reorganization.

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)#	Value
LONG-TERM INVESTMENTS - 87.2%
FOREIGN BONDS – 50.4%
Australia – 0.3%
Eurofima, Sr. Notes
6.50%, 08/22/11	Aaa	AUD	985	$745,787

Austria – 3.2%
Republic of Austria, Unsub. Notes
4.00%, 07/15/09	Aaa	EUR	6,200	7,943,754

Belgium – 0.5%
Belgium Kingdom, Notes
5.00%, 03/28/35	Aa1	EUR	740	961,634
SCA Coordination Center NV, Gtd. Bonds
4.50%, 07/15/15 144A(cost $164,039; purchased 06/30/03) (g)	A3		165	156,936

				1,118,570

Canada – 2.0%
Alcan, Inc., Bonds
6.125%, 12/15/33	Baa1		190	197,935
Canadian Government, Bonds
6.00%, 06/01/11	Aaa	CAD	800	692,183
5.25%, 06/01/12	Aaa	CAD	1,905	1,581,290
5.25%, 06/01/13	Aaa	CAD	900	746,241
5.75%, 06/01/29	Aaa	CAD	815	701,303
Canadian Natural Resources Ltd., Notes
7.20%, 01/15/32	Baa1		195	227,783
Canandian National Railway Co., Bonds
6.25%, 08/01/34	Baa1		180	190,454
Encana Holdings Finance Corp., Gtd. Notes
5.80%, 05/01/14	Baa1		205	218,085
Ford Credit Canada, Sr. Notes
7.25%, 12/07/07	A3	GBP	90	168,894
Rogers Cable, Inc., Sec’d. Notes
5.50%, 03/15/14	Ba2		165	152,625

				4,876,793

Chile – 0.1%
Celulosa Arauco y Constitucion SA, Notes
5.125%, 07/09/13	Baa2		225	224,762

Denmark – 1.0%
Kingdom of Denmark, Bonds	Aaa	DKK	12,360	2,219,585
8.00%, 03/15/06
TDC AS, Unsub. Notes
5.875%, 04/24/06	Baa1	EUR	100	129,762

				2,349,347

Finland – 1.6%
Finland Government, Bonds
5.00%, 07/04/07	Aaa		EUR	3,000	3,936,794

France – 6.4%
BNP Paribas SA, Sub. Notes
5.625%, 08/07/08	Aa3		EUR	150	200,807
5.25%, 12/17/12	Aa3		EUR	100	133,400
Credit Lyonnais SA, Sub. Notes
5.00%, 11/15/12	A1		EUR	300	389,660
Dexia Credit Local, Notes
5.25%, 04/25/08	Aa2		EUR	270	358,150
France Telecom SA, Notes
8.50%, 03/01/11	Baa3			170	203,762
France Telecom SA, Sr. Unsub. Notes
7.00%, 12/23/09	Baa3		EUR	435	619,343
French Government, Bonds
5.50%, 04/25/10	Aaa		EUR	3,500	4,800,424
5.00%, 04/25/12	Aaa		EUR	2,900	3,893,813
4.75%, 10/25/12	Aaa		EUR	2,155	2,849,544
5.50%, 04/25/29	Aaa		EUR	1,280	1,793,111
5.75%, 10/25/32	Aaa		EUR	330	480,008
Vivendi Environment, Sr. Notes
5.875%, 06/27/08	Baa1		EUR	100	134,803

					15,856,825

Germany – 11.8%
German Government, Bonds
5.00%, 05/20/05	Aaa		EUR	4,450	5,619,679
6.00%, 01/05/06	Aaa		EUR	4,200	5,445,869
6.00%, 07/04/07	Aaa		EUR	2,800	3,765,364
4.25%, 02/15/08	Aaa		EUR	300	387,872
4.75%, 07/04/08	Aaa		EUR	3,680	4,835,771
5.00%, 01/04/12	Aaa		EUR	3,000	4,028,119
4.25%, 01/04/14	Aaa		EUR	1,250	1,588,086
5.50%, 01/04/31	Aaa		EUR	2,400	3,375,554

					29,046,314

Greece – 0.6%
Greek Government, Bonds
6.50%, 01/11/14	A+	(d)	EUR	1,075	1,576,240

Ireland – 1.2%
Irish Government, Bonds
4.25%, 10/18/07	Aaa		EUR	2,000	2,581,402
Irish Life & Permanent PLC, Sub. Notes
6.25%, 02/15/11	A2		EUR	200	278,928

					2,860,330

Italy – 5.9%
Italy Treasury, Bonds
5.00%, 10/15/07	Aa2		EUR	3,320	4,372,689
5.50%, 11/01/10	Aa2		EUR	1,525	2,091,509
5.25%, 08/01/11	Aa2		EUR	1,170	1,587,637
7.25%, 11/01/26	Aa2			660	1,111,499
6.00%, 05/01/31	Aa2			840	1,238,638
Italy Treasury, Debs.
6.75%, 07/01/07	Aa2		EUR	2,920	3,998,897

UniCredito Italiano SpA, Sub. Notes
6.10%, 02/28/12	Aa3	EUR	150	209,244

				14,610,113

Japan – 4.5%
Japanese Government, Bonds
1.10%, 09/20/12	A2	JPY	380,000	3,425,320
1.00%, 12/20/12	A2	JPY	614,100	5,474,625
1.30%, 12/20/13	A2	JPY	81,900	738,840
2.00%, 06/20/22	A2	JPY	140,000	1,285,476

				10,924,261

Mexico – 1.8%
Mexican Government, Bonds
9.00%, 12/20/12	A-(d)	MXP	15,240	1,270,441
8.00%, 12/19/13	Baa1	MXP	37,859	2,922,233
Telefonos de Mexico SA de CV, Notes
4.50%, 11/19/08	A3		105	105,571

				4,298,245

Netherlands – 2.8%
Deutsche Telekom International Finance BV, Gtd. Notes
7.50%, 05/29/07	Baa3	EUR	390	537,383
8.75%, 06/15/30	Baa2		185	239,836
E.ON International Finance BV, Gtd. Notes
5.75%, 05/29/09	A1	EUR	200	272,267
ING Bank NV, Sub. Notes
5.125%, 05/01/15 144A(cost $111,803; purchased 05/06/03) (g)	Aa3		110	111,310
Netherlands Government, Bonds
5.75%, 02/15/07	Aaa	EUR	660	875,590
5.00%, 07/15/12	Aaa	EUR	1,205	1,616,553
4.25%, 07/15/13	Aaa	EUR	2,220	2,822,823
Olivetti Finance NV, Gtd. Notes
6.50%, 04/24/07	Baa2	EUR	225	302,057

				6,777,819

Spain – 1.0%
Spanish Government, Bonds
6.00%, 01/31/29	Aaa	EUR	1,130	1,681,735
5.75%, 07/30/32	Aaa	EUR	560	812,859

				2,494,594

Sweden – 0.4%
Swedish Government, Bonds
5.00%, 01/28/09	Aaa	SEK	7,400	1,070,741

United Kingdom – 5.3%
Abbey National PLC, Sub. Notes	A1	EUR	200	257,267
4.625%, 02/11/11
AIG SunAmerica Institutional Funding III Ltd., Sec’d. Notes
5.50%, 03/07/11	Aaa		315	426,715
HBOS PLC, Sub. Bonds
6.00%, 11/01/33 144A(cost $177,877; purchased 10/22/03) (g)	Aa3		180	185,122
HBOS Treasury Services PLC, Gtd. Notes
4.75%, 02/06/07	Aa2	EUR	300	388,509

Imperial Tobacco Finance, Gtd. Notes
6.375%, 09/27/06	Baa3	EUR	250	330,709
Monumental Global Funding, Sec’d. Notes
5.75%, 03/20/07	Aa3	GBP	120	218,680
NGG Finance PLC, Gtd. Notes
5.25%, 08/23/06	Baa1	EUR	200	258,972
Rio Tinto Finance PLC, Gtd. Notes
5.125%, 05/10/07	Aa3	EUR	200	261,058
Union Bank of Switzerland London, Sub. Notes
8.00%, 01/08/07	Aa3	GBP	207	397,304
United Kingdom Treasury, Bonds
8.50%, 12/07/05	Aaa	GBP	575	1,087,581
5.75%, 12/07/09	Aaa	GBP	465	879,311
5.00%, 03/07/12	AAA(d)	GBP	950	1,738,870
5.00%, 09/07/14	AAA(d)	GBP	1,050	1,926,878
4.25%, 06/07/32	Aaa	GBP	2,440	4,161,604
United Utilities Water PLC, Gtd. Notes
6.625%, 11/08/07	A2	EUR	200	273,232
WPD Holdings UK, Jr. Unsub. Notes
6.875%, 12/15/07 144A(cost $122,366; purchased 11/06/03) (g)	Baa2		120	127,735

				12,919,547

TOTAL FOREIGN BONDS (Cost $110,494,802)				123,630,836

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 10.7%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/14 - 05/01/19			$1,236	1,235,351
4.50%, 07/15/11 [IO]			103	9,779
4.601%, 09/01/32			219	222,813
5.00%, 12/01/08 - 12/01/33			2,425	2,432,505
6.00%, [TBA]			431	445,142
7.00%, 10/10/30 - 11/01/30			83	88,963

				4,434,553

Federal National Mortgage Assoc.
2.91%, 07/25/29			275	274,049
4.50%, 05/01/18			484	483,710
5.00%, 09/01/33 - 04/01/34			1,113	1,104,541
5.00%, [TBA]			1,350	1,372,148
5.50%, 04/01/17 - 06/01/34			7,913	8,105,978
6.00%, [TBA]			3,603	3,713,342
6.50%, 09/01/10 - 12/01/32			1,519	1,598,157
7.00%, 12/01/29 - 01/01/31			140	148,928

				16,800,853

Government National Mortgage Assoc.
5.00%, 07/15/33 - 02/20/34			1,269	1,264,357
5.50%, 10/15/17 - 03/15/34			2,034	2,079,290
6.50%, 05/15/16 - 12/20/33			1,070	1,138,554
7.00%, 03/15/13 - 12/15/13			299	319,962

7.50%, 09/15/30 - 11/15/32		300	323,207

			5,125,370

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $26,070,198)			26,360,776

	Moody’s Rating
CORPORATE OBLIGATIONS – 9.1%
Aerospace – 0.1%
Boeing Co., Debs.
8.75%, 08/15/21	A3	125	166,352

Automobile Manufacturers – 0.3%
Daimlerchrysler NA Holding Corp., Co. Gtd.
2.342%, 09/10/07	A3	150	150,286
Daimlerchrysler NA Holding Corp., Notes
6.50%, 11/15/13	A3	235	255,420
General Motors Corp., Debs.
8.375%, 07/15/33	Baa1	275	292,811

			698,517

Automotive Parts
Lear Corp., Co. Gtd.
5.75%, 08/01/14 144A(cost $74,850; purchased 07/29/04) (g)	Baa3	75	77,408

Broadcasting – 0.2%
Chancellor Media Corp., Gtd. Notes
8.00%, 11/01/08	Ba1	100	113,503
Hearst-Argyle Television, Inc., Sr. Notes
7.00%, 01/15/18	Baa3	180	203,455
Liberty Media Corp., Sr. Bonds
3.38%, 09/17/06 (c)	Baa3	195	197,137

			514,095

Building Materials – 0.1%
Masco Corp., Notes
5.875%, 07/15/12	Baa1	245	263,925

Cable Television – 0.1%
Cox Communications, Inc., Notes
7.875%, 08/15/09	Baa2	225	251,306

Chemicals – 0.1%
Dow Chemical Co., Notes
6.125%, 02/01/11	A3	150	163,911

Computer Hardware – 0.1%
International Business Machines Corp., Notes
4.25%, 09/15/09	A1	230	235,507

Computer Services & Software
Sungard Data Systems, Inc., Notes
3.75%, 01/15/09	Baa2	110	108,392

Conglomerates – 0.1%
Tyco International Group SA, Gtd. Notes
6.375%, 10/15/11	Baa3	215	238,113

Consumer Products & Services – 0.2%
Bunge Limited Finance Corp., Gtd. Notes
4.375%, 12/15/08	Baa3	205	206,663
UST, Inc., Notes
6.625%, 07/15/12	A3	190	213,593

			420,256

Containers & Packaging – 0.1%
Sealed Air Corp., Sr. Notes
5.375%, 04/15/08 144A(cost $217,390; purchased 04/09/03 - 06/26/03) (g)	Baa3	215	224,667

Entertainment & Leisure – 0.1%
AOL Time Warner, Inc., Gtd. Bonds
7.625%, 04/15/31	Baa1	210	242,452

Financial - Bank & Trust – 0.6%
ABN AMRO Bank NV, Sub. Notes
7.125%, 06/18/07	A1	215	236,151
Bank of America Corp., Sr. Notes
6.125%, 12/16/10	Aa2	215	405,102
Bank One Corp., Sub. Notes
5.25%, 01/30/13	A1	285	293,459
BB&T Corp., Sub. Notes
6.50%, 08/01/11	A2	90	100,689
Northern Trust Co., Sub. Notes
4.60%, 02/01/13	A1	155	153,704
US Bank NA, Notes
2.87%, 02/01/07	Aa2	140	139,156
Webster Bank, Sr. Notes
5.125%, 04/15/14	Baa3	205	203,929

Financial Services – 2.4%
Capital One Bank, Sub. Notes
6.50%, 06/13/13	Baa3	125	136,920
CIT Group, Inc., Sr. Notes
7.75%, 04/02/12	A2	235	278,518
Countrywide Home Loans, Inc., Gtd. Notes
5.50%, 02/01/07	A3	200	209,809
Duke Capital Corp., Notes
4.302%, 05/18/06	Baa3	100	101,478
Ford Motor Credit Co., Notes
5.625%, 10/01/08	A3	450	465,719
Franklin Resources, Inc., Notes
3.70%, 04/15/08	A2	80	80,235
General Electric Capital Corp., Notes
6.125%, 02/22/11	Aaa	145	160,102
General Electric Capital Corp., Sr. Unsub. Notes
5.125%, 06/20/07	Aaa	425	557,346
General Motors Acceptance Corp., Notes
6.00%, 07/03/08	A3	190	249,942
7.25%, 03/02/11	A3	250	267,269
Goldman Sachs Group, Inc., Sub. Bonds
6.345%, 02/15/34	A1	395	397,563
Household Finance Corp., Unsub. Notes
5.125%, 06/24/09	A1	100	132,442
International Lease Finance Corp., Notes
6.375%, 03/15/09	A1	275	301,532
John Deere Capital Corp., Notes
7.00%, 03/15/12	A3	280	324,198

John Hancock Global Funding Ltd., Sec’d. Notes
3.875%, 02/08/06	AA(d)		200	251,787
JPMorgan Chase & Co., Notes
3.875%, 12/03/08	A1		250	315,424
MBNA America Bank NA, Notes
4.625%, 08/03/09	Baa1		175	178,989
MBNA America Bank NA, Sub. Notes
7.125%, 11/15/12	Baa2		80	90,674
Merrill Lynch & Co., Sr. Unsub. Notes
7.375%, 12/17/07	Aa3	GBP	90	173,026
Morgan Stanley, Notes
3.625%, 04/01/08	Aa3		170	170,497
Morgan Stanley, Sr. Notes
4.375%, 03/01/10	Aa3		200	255,729
Verizon Global Funding Corp., Notes
7.75%, 12/01/30	A2		245	294,324
Wells Fargo & Co., Notes
1.619%, 03/23/07 (c)	Aa1		235	235,225

				5,628,748

Food – 0.1%
McCormick & Co., Inc., Notes
6.40%, 02/01/06	A2		310	325,510

Healthcare Services
Highmark, Inc., Notes
6.80%, 08/15/13 144A(cost $99,792; purchased 08/14/03) (g)	Baa3		100	108,722

Insurance – 0.7%
Ace INA Holdings, Inc., Notes
5.875%, 06/15/14	A3		155	162,233
Allstate Financial Global Funding LLC,
5.25%, 02/01/07 144A(cost $264,506; purchased 01/24/02) (g)	Aa2		265	277,218
Fund American Cos., Inc., Notes
5.875%, 05/15/13	Baa2		200	204,527
Genworth Financial, Inc., Notes
5.75%, 06/15/14	A2		185	195,307
Marsh & McLennan Cos., Inc., Bonds
3.625%, 02/15/08	A2		90	90,329
Nationwide Financial Services, Inc., Sr. Notes
5.90%, 07/01/12 144A(cost $114,747; purchased 03/31/04) (g)	A3		200	214,628
Nationwide Mutual Insurance Co., Bonds
6.60%, 04/15/34 144A	A2		115	114,793
NLV Financial Corp., Sr. Notes
7.50%, 08/15/33 144A(cost $146,372; purchased 08/20/03 - 12/03/03) (g)	Baa3		145	154,434
Security Benefit Life Insurance Co., Notes
7.45%, 10/01/33 144A(cost $94,787; purchased 09/26/03) (g)	Baa1		95	98,870

XL Capital Ltd., Gtd. Notes
6.50%, 01/15/12	A2	170	186,906

			1,699,245

Medical Supplies & Equipment – 0.1%
Hospira, Inc., Notes
4.95%, 06/15/09	Baa3	195	200,116

Oil & Gas – 1.2%
Amerada Hess Corp., Bonds
7.875%, 10/01/29	Ba1	135	156,574
Baker Hughes, Inc., Sr. Notes
6.875%, 01/15/29	A2	300	347,534
Buckeye Partners L.P., Notes
6.75%, 08/15/33	Baa2	95	101,770
ConocoPhillips, Gtd. Bonds
5.90%, 10/15/32	A3	180	185,133
Devon Financing Corp. ULC, Gtd. Bonds
7.875%, 09/30/31	Baa2	210	258,542
Duke Capital LLC, Sr. Notes
6.25%, 02/15/13	Baa3	190	204,772
Halliburton Co., Notes
1.92%, 10/26/04 144A(cost $200,002; purchased 05/07/04) (g)	Baa2	200	200,233
Kaneb Pipe Line Operating Partnership L.P., Sr. Notes
7.75%, 02/15/12	Ba1	145	166,941
Kinder Morgan, Inc., Sr. Notes
6.50%, 09/01/12	Baa2	235	258,797
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%, 08/15/08	Baa3	90	92,402
Pemex Project Funding Master Trust, Gtd. Bonds
7.375%, 12/15/14	Baa1	130	142,025
Pemex Project Funding Master Trust, Notes
3.18%, 06/15/10 144A(cost $194,556; purchased 06/08/04) (g)	Baa1	195	197,535
Pioneer Natural Resource Co., Sr. Notes
5.875%, 07/15/16	Baa3	150	156,868
Plains All American Pipeline L.P., Gtd.
7.75%, 10/15/12	Ba1	130	153,069
Transocean, Inc., Notes
7.50%, 04/15/31	Baa2	130	154,841
XTO Energy, Inc., Sr. Notes
6.25%, 04/15/13	Baa3	130	142,633

			2,919,669

Paper & Forest Products – 0.1%
Weyerhaeuser Co., Notes
6.75%, 03/15/12	Baa2	210	235,840

Pharmaceuticals – 0.1%
GlaxoSmithKline Capital, Inc., Gtd. Notes
5.375%, 04/15/34	Aa2	140	137,156
Wyeth Inc., Bonds
6.50%, 02/01/34	Baa1	115	118,123

			255,279

Printing & Publishing
Donnelley, (R.R.) & Sons Co., Notes
3.75%, 04/01/09	Baa1	115	113,388

Real Estate – 0.4%
Developers Diversified Reatly Corp., Notes
3.875%, 01/30/09	Baa3	145	142,540
iStar Financial, Inc., Sr. Notes
4.875%, 01/15/09	Ba1	80	80,563
Lennar Corp., Notes
5.50%, 09/01/14 144A(cost $177,943; purchased 08/05/04) (g)	Baa3	180	183,098
Pulte Homes, Inc., Gtd. Notes
7.875%, 08/01/11	Baa3	165	192,377
Reckson Operating Partnership L.P., Notes
5.15%, 01/15/11	Ba1	180	180,233
Simon Property Group L.P., Notes
3.75%, 01/30/09	Baa2	190	187,049

			965,860

Retail & Merchandising – 0.2%
CVS Corp., Notes
4.00%, 09/15/09 144A(cost $59,842; purchased 09/09/04) (g)	A3	60	60,092
Federated Department Stores, Inc., Sr. Notes
6.625%, 04/01/11	Baa1	145	162,216
Kroger Co., Co. Gtd.
8.05%, 02/01/10	Baa1	170	199,970
May Department Stores Co., Notes
3.95%, 07/15/07 144A(cost $49,938; purchased 07/13/04) (g)	Baa2	50	50,422

			472,700

Telecommunications – 0.5%
AT&T Broadband Corp., Gtd. Notes
8.375%, 03/15/13	Baa3	200	242,579
Motorola Inc., Notes
7.625%, 11/15/10	Baa3	90	105,452
Sprint Capital Corp., Gtd. Notes
6.90%, 05/01/19	Baa3	400	438,964
Telecom Italia Capital, Gtd. Notes
6.00%, 09/30/34 144A(cost $197,608; purchased 09/28/04 - 09/29/04) (g)	Baa2	200	196,020
Telus Corp., Notes
8.00%, 06/01/11	Baa3	135	158,394
United States Cellular Corp., Notes
6.70%, 12/15/33	Baa1	115	115,190

			1,256,599

Transportation
Hertz Corp., Sec’d. Notes
4.70%, 10/02/06	Baa2	95	96,870

Utilities – 1.2%
Alabama Power Co., Sr. Notes
1.94%, 11/25/04	A2	165	164,974

Appalachian Power Co., Sr. Notes
4.80%, 06/15/05	Baa2	225	228,091
Black Hills Corp., Notes
6.50%, 05/15/13	Baa3	230	236,209
Cleveland Electric Illuminating Co., Sr.
5.65%, 12/15/13	Baa3	190	196,957
Dominion Resources, Inc., Sr. Notes
5.00%, 03/15/13	Baa1	130	130,049
Entergy Gulf States, Inc., First Mortgage Notes
5.20%, 12/03/07	Baa3	200	200,718
Exelon Generation Co. LLC, Notes
5.35%, 01/15/14	Baa1	170	173,929
FirstEnergy Corp., Notes
7.375%, 11/15/31	Baa3	100	112,660
Pacific Gas and Electric Co., First Mortgage Notes
2.30%, 04/03/06 (c)	Baa2	155	155,154
6.05%, 03/01/34	Baa2	150	153,198
Pinnacle West Capital Corp., Sr. Notes
6.40%, 04/01/06	Baa2	190	198,841
PPL Capital Funding, Gtd. Notes
4.33%, 03/01/09	Baa3	195	192,876
PSE&G Power LLC, Notes
3.75%, 04/01/09	Baa1	140	137,362
Public Service Co. of New Mexico, Sr. Notes
4.40%, 09/15/08	Baa3	185	187,781
Puget Sound Energy, Inc., Notes
1.30%, 07/14/06	Baa2	180	180,056
Sempra Energy Co., Notes
6.00%, 02/01/13	Baa1	240	259,310
TXU Energy Co., Notes
2.38%, 01/17/06	Baa2	85	85,223

			2,993,388

TOTAL CORPORATE OBLIGATIONS (Cost $21,277,372)
			22,409,025

U.S.TREASURY OBLIGATIONS – 6.6%
U.S. Treasury Bonds
7.50%, 11/15/16		580	745,549
6.25%, 08/15/23		260	303,692
6.00%, 02/15/26		970	1,106,217
6.50%, 11/15/26		615	743,862
6.25%, 05/15/30		265	314,605
5.375%, 02/15/31		600	642,938
U.S. Treasury Inflationary Bonds		860	900,519
2.25%, 01/15/25 [TIPS]
U.S. Treasury Notes
2.125%, 10/31/04		780	780,549
5.875%, 11/15/04		2,930	2,945,911
1.50%, 02/28/05		1,405	1,403,134
6.50%, 08/15/05		385	399,498
1.875%, 11/30/05		1,025	1,020,836
1.50%, 03/31/06		280	276,434

3.50%, 11/15/06		955	972,049
3.25%, 08/15/07		105	106,194
4.75%, 11/15/08		1,310	1,389,010
3.375%, 12/15/08(k)		1,455	1,464,606
4.25%, 11/15/13		620	628,186

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,068,452)			16,143,789

	Moody’s Rating
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
Bank of America Commercial Mortgage, Inc.,	AAA(d)	500	502,905
Series 2003-1, Class A2
4.648%, 09/11/36
Bank of America Mortgage Securities, Series 2003-L, Class 2A2
4.32%, 01/25/34	Aaa	737	736,629
Bank of America Mortgage Securities, Series 2004-A, Class 2A2
4.155%, 02/25/34	AAA(d)	370	367,101
Bank of America Mortgage Securities, Series 2004-D, Class 2A2
4.226%, 05/25/34	AAA(d)	145	144,853
Bank of America Mortgage Securities, Series 2004-I, Class 3A2
5.013%, 10/25/34	AAA(d)	200	201,997
Bear Stearns Commercial Mortgage Securities, Series 2002-Top8, Class A2
4.83%, 08/15/38	AAA(d)	935	950,717
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B
7.30%, 06/10/32	Aaa	450	512,597
Fannie Mae REMIC Trust Series, 2003-92, Class NM
3.50%, 04/25/13	Aaa	300	300,846
Fannie Mae REMIC Trust, Series 2002-74, Class PJ
5.00%, 03/25/15	Aaa	700	717,114
Fannie Mae Strip, Series 319, Class 2
6.50%, 02/01/32 [IO]	Aaa	81	15,677
Fannie Mae, Series 2002-W5, Class A15
5.50%, 05/25/28	Aaa	3	3,268
Fannie Mae, Series 2003-40, Class NI
5.50%, 04/01/33 [IO]	Aaa	364	35,103
Freddie Mac, Series 2614, Class IH
4.50%, 05/15/16 [IO]	Aaa	303	50,016
Freddie Mac, Series 2627, Class IE
4.50%, 04/15/18 [IO]	Aaa	159	20,709
Freddie Mac, Series 2631, Class KI
4.50%, 01/15/15 [IO]	Aaa	591	56,358
Freddie Mac, Series 2631, Class LI
4.50%, 06/15/11 [IO]	Aaa	275	17,041
Freddie Mac, Series 2631, Class PC
4.50%, 03/15/16	Aaa	1,000	1,012,366

Freddie Mac, Series 2686, Class JG
5.50%, 04/15/28	Aaa	925	944,219
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class A2
6.531%, 05/15/33	Aaa	550	616,453
GS Mortgage Securities Corp., Series 2004-GG2, Class A2
4.293%, 08/01/38	Aaa	140	142,905
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIB2, Class A2
6.244%, 04/15/35	AAA(d)	225	242,788
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIBC, Class A3
6.26%, 03/15/33	AAA(d)	440	486,932
Washington Mutual Mortgage Securities Corp., Series 2004-AR1, Class A
4.229%, 03/25/34	Aaa	229	226,367

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,328,198)			8,304,961

ASSET-BACKED SECURITIES – 3.2%
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%, 02/25/13	Aaa	272	279,999
Capital Auto Receivables Asset Trust, Series 2002-2, Class CTFS
4.18%, 10/15/07	Aaa	100	100,523
Centex Home Equity, Series 2004-C, Class M1
2.305%, 06/25/34 (c)	Aa1	400	400,249
Chase Funding Mortgage Loan Asset-Backed, Series 2002-1, Class 1A3
5.039%, 12/25/23 (c)	Aaa	41	41,473
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2, Class 1M1
5.599%, 09/25/31	Aa2	60	61,837
Chase Funding Mortgage Loan Asset-Backed, Series 2003-1, Class 1A6
4.458%, 03/25/14	Aaa	500	507,514
Chase Funding Mortgage Loan Asset-Backed, Series 2003-3, Class 1M1
4.537%, 09/25/32	Aa2	225	220,528
Chase Manhattan Auto Owner Trust, Series 2001-B, Class CTFS
3.75%, 05/15/08	A1	93	93,091
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%, 12/15/09	Aaa	455	446,092
Citibank Credit Card Issuance Trust, Series 2000-A3, Class A3
6.875%, 11/15/09	Aaa	825	911,207
Citibank Credit Card Issuance Trust, Series 2001-A1, Class A1
6.90%, 10/15/07	Aaa	150	156,797

Citibank Credit Card Issuance Trust, Series 2001-C1, Class C1
2.22%, 01/15/10 (c)	Baa2	250	254,982
2.25%, 07/15/13	Baa2	300	299,041
Countrywide Asset-Backed Certificates, Series 2003-5, Class AF3
3.613%, 04/25/30	Aaa	340	341,506
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A2
1.935%, 11/25/34	Aaa	350	350,218
Countrywide Asset-Backed Certificates, Series 2004-7, Class 2AV2
2.00%, 10/25/32	Aaa	185	185,000
Countrywide Home Loans, Series 2003-60, Class 2A1
5.044%, 02/25/34	Aaa	119	120,819
Greenwich Capital Commercial Funding Corp., Series 2004-GG1A, Class A2
3.835%, 10/08/08	Aaa	375	378,804
Harley-Davidson Motorcycle Trust, Series 2001-1, Class B
5.29%, 01/15/09	A2	77	78,094
Hyundai Auto Receivables Trust, Series 2003-A, Class A4
3.02%, 10/15/10	Aaa	200	199,240
Hyundai Auto Receivables Trust, Series 2003-A, Class D
4.06%, 10/15/10	Baa2	90	90,902
MBNA Master Credit Card Trust, Series 2000-D, Class C
8.40%, 09/15/09 144A(cost $693,466; purchased 05/16/02 - 12/06/02) (g)	BBB(d)	650	725,834
Morgan Stanley Auto Loan Trust, Series 2004-HB1, Class C
2.88%, 10/15/11	Baa2	160	159,900
PECO Energy Transition Trust, Series 2001-A, Class A1
6.52%, 12/31/10	Aaa	475	533,544
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%, 09/15/15	Aaa	275	296,766
World Financial Network Credit Card Master Trust, Series 2003-A, Class A2
1.97%, 05/15/12 (c)	Aaa	500	503,125

TOTAL ASSET-BACKED SECURITIES (Cost $7,672,870)			7,737,085

U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.5%
Federal Home Loan Bank
5.75%, 05/15/12		675	737,161
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08		1,600	1,573,581

Federal National Mortgage Assoc.
3.25%, 08/15/08		1,850	1,836,169
6.00%, 05/15/11		485	536,308
4.375%, 09/15/12		450	449,876
4.125%, 04/15/14		500	482,580
Student Loan Marketing Assoc.
1.86%, 01/26/09 (c)		240	239,628
4.18%, 04/01/09 (c)		155	155,623

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,888,838)			6,010,926

	Moody’s Rating
MUNICIPAL BONDS – 1.0%
California – 0.1%
California State Economic Recovery Series B
5.00%, 07/01/23	Aa3	95	103,495
5.00%, 07/01/23	Aa3	90	96,710
California State Variable Purpose GO
5.25%, 04/01/34	Baa1	105	108,728

			308,933

Kansas – 0.1%
Kansas State Development Finance	Aaa	125	125,925

Authority, Revenue Bonds
5.501%, 05/01/34
Massachusetts – 0.2%
Massachusetts State Consolidated Loan Series E MBIA-IBC
5.50%, 01/01/13	Aaa	490	562,613

New York – 0.1%
New York State Urban Development Corp. Series A
5.25%, 01/01/09	AA-(d)	200	218,778

North Carolina – 0.3%
North Carolina State Public Impt. Series A
5.25%, 03/01/13	Aa1	645	735,126

Puerto Rico – 0.2%
Puerto Rico Public Finance Corp. Series A
5.25%, 08/01/29	Aaa	395	440,638

TOTAL MUNICIPAL BONDS (Cost $2,361,095)			2,392,013

SOVEREIGN ISSUES – 0.3%
Chile – 0.1%
Republic of Chile, Bonds
5.50%, 01/15/13	Baa1	225	235,013

Mexico – 0.2%
United Mexican States, Notes
1.84%, 01/13/09 (c)	Baa2	140	141,505
6.375%, 01/16/13	Baa2	260	274,430

			415,935

South Africa
Republic of South Africa, Notes
6.50%, 06/02/14	Baa2	100	107,000

TOTAL SOVEREIGN ISSUES (Cost $718,801)		757,948

	Shares
WARRANTS*
Central Bank of Nigeria, expiring on 11/15/2020 (Nigeria)(cost $0; purchased 09/15/98) (g)	250	0
Republic of Venezuela, expiring on 04/15/2020 (Venezuela)144A(cost $0; purchased 01/12/99) (g)	1,250	0
Travelcenters of America, expiring on 05/01/09(cost $0; purchased 02/07/01) (g)	750	4,125

TOTAL WARRANTS (Cost $0)		4,125

TOTAL INVESTMENTS — 87.2% (Cost $198,880,626 (p))		213,751,484
Other Assets in Excess of Liabilities — 12.8%		31,256,700

Net Assets — 100.0%		$245,008,184

The following abbreviations are used throughout the Schedule of Investments:

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IO	Interest Only

JPY	Japanese Yen

KOR	Korean Won

MXP	Mexican Peso

NOK	Norwegian Krona

PLZ	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TBA	Security purchased on a forward commitment basis

TIPS	Treasury Inflation Protection Securities

USD	United States Dollar

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $3,161,884. The aggregate value, $3,254,573, represents 1.33% of net assets.
(k)	Securities with an aggregate market value of $56,370 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at September 30, 2004	Unrealized Depreciation
Short Positions:
59	U.S. Treasury 10 Year Note	Dec 04	$6,635,196	$6,644,875	$(9,679)
7	U.S. Treasury 10 Year Note	Dec 04	780,445	788,375	(7,930)

					$(17,609)

(p)	The United States federal income tax basis of the Fund’s investments was $198,939,296; accordingly, net unrealized appreciation on investments for federal income tax purposes was $14,812,188 (gross unrealized appreciation - $15,182,506; gross unrealized depreciation - $370,318). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at September 30, 2004:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Nov 04	Buy	AUD	1,788,250	$1,254,858	$1,293,361	$38,503
Nov 04	Buy	CAD	1,153,624	881,268	914,509	33,241
Jul 05	Buy	CNY	19,479,348	2,380,000	2,353,573	(26,427)
Nov 04	Buy	EUR	9,793,775	11,936,667	12,171,574	234,907
Nov 04	Buy	GBP	891,287	1,628,827	1,608,073	(20,754)
Nov 04	Buy	JPY	4,748,001,148	43,116,462	43,302,245	185,783
Nov 04	Buy	KOR	2,799,415,655	2,405,909	2,431,013	25,104
Nov 04	Buy	MXP	19,987,326	1,713,942	1,741,552	27,610
Nov 04	Buy	NOK	2,025,000	302,099	301,447	(652)
Nov 04	Buy	PLZ	25,501,172	7,074,578	7,211,844	137,266
Nov 04	Buy	SEK	73,599,459	9,822,425	10,105,382	282,957
Nov 04	Buy	SGD	466,675	272,431	277,321	4,890

				$82,789,466	$83,711,894	$922,428

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Nov 04	Sell	CAD	891,420	$685,645	$706,653	$(21,008)
Jul 05	Sell	CNY	19,479,348	2,414,785	2,353,573	61,212
Nov 04	Sell	DKK	4,223,217	700,367	705,243	(4,876)
Nov 04	Sell	EUR	30,772,439	37,920,867	38,243,581	(322,714)
Nov 04	Sell	GBP	3,591,701	6,450,040	6,480,197	(30,157)
Nov 04	Sell	JPY	505,737,822	4,596,917	4,612,380	(15,463)
Nov 04	Sell	MXP	10,323,351	893,641	899,503	(5,862)
Nov 04	Sell	PLZ	16,777,825	4,579,798	4,744,843	(165,045)

				$58,242,060	$58,745,973	$(503,913)

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

LONG-TERM INVESTMENTS – 94.8%

	Moody’s Rating	Principal Amount (000)
CORPORATE OBLIGATIONS – 93.9%
Aerospace – 1.3%
Argo-Tech Corp., Sr. Notes
9.25%, 06/01/11 144A	B3	$2,000	$2,155,000
Be Aerospace, Inc., Sr. Sub. Notes
9.50%, 11/01/08	Caa3	1,500	1,560,000
K & F Industries, Inc., Sr. Sub. Notes
9.625%, 12/15/10	B3	1,500	1,676,250
Sequa Corp., Sr. Notes
9.00%, 08/01/09	B1	1,750	1,933,750
Standard Aero Holdings, Inc., Sr. Sub. Notes
8.25%, 09/01/14 144A	Caa1	1,250	1,300,000
TransDigm, Inc., Gtd. Notes
8.375%, 07/15/11	B3	1,050	1,128,750

			9,753,750

Automotive Parts – 3.2%
Accuride Corp., Sr. Sub. Notes, Series B
9.25%, 02/01/08	Caa1	800	822,000
Advanced Accessory System, Sr. Notes
10.75%, 06/15/11	B3	2,250	2,126,250
Allied Holdings, Inc., Gtd. Notes, Series B
8.625%, 10/01/07	Caa1	1,000	785,000
ArvinMeritor, Inc., Notes
8.75%, 03/01/12	Ba1	1,275	1,418,438

Collins & Aikman Products, Sr. Sub Notes
12.875%, 08/24/12 144A	B3		250	231,875
Dana Corp., Notes
9.00%, 08/15/11	Ba3		550	666,875
Delco Remy International, Inc., Sr. Sub. Notes
9.375%, 04/15/12	B3		2,250	2,216,250
Duerr Beteiligungs AG, Sr. Sub. Notes (Germany)
9.75%, 07/15/11 144A	B2		1,250	1,622,369
Eagle Picher Industries, Inc., Sr. Notes
9.75%, 09/01/13	B3		2,000	2,050,000
Foamex L.P., Gtd. Notes
9.875%, 06/15/07	Caa2		325	245,375
10.75%, 04/01/09	B3		1,025	968,625
Goodyear Tire & Rubber Co., Notes
7.857%, 08/15/11	B2		3,000	2,842,500
Stoneridge, Inc., Gtd. Notes
11.50%, 05/01/12	B2		750	853,125
TRW Automotive, Inc., Sr. Sub. Notes
11.00%, 02/15/13	B2		3,721	4,446,594
United Components, Inc., Sr. Sub. Notes
9.375%, 06/15/13	B3		1,750	1,894,375

				23,189,651

Building Materials – 3.1%
Associated Materials, Inc., Gtd. Notes
9.75%, 04/15/12	B3		1,125	1,296,563
Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09)
11.25%, 03/01/14 144A	Caa1		2,650	1,941,125
Culligan Finance Corp. BV, Sr. Notes (Netherlands)
8.00%, 10/01/14 144A(cost $1,395,131; purchased 09/21/04) (g)	B3	EUR	1,125	1,427,820
8.00%, 10/01/14	B3	EUR	125	158,037
Erico International Corp., Sr. Sub. Notes
8.875%, 03/01/12	B3		1,875	1,950,000
FIMEP SA, Sr. Notes (France)
10.50%, 02/15/13 (l)	B1		3,500	4,112,500
Grohe Holding GMBH, Sr. Notes (Germany)
8.625%, 10/01/14 144A (cost $4,966,378; purchased 09/15/04 - 09/23/04) (g)	B3	EUR	4,000	5,117,059
Norcraft Cos. LLC, Sr. Sub. Notes
9.00%, 11/01/11 144A(cost $1,384,273; purchased 10/10/03 - 11/25/03) (g)	B3		1,350	1,478,250
Norcraft Holdings, Sr. Disc. Notes, Zero Coupon (Until 9/1/08)
9.75%, 09/01/12 144A	Caa1		750	547,500
Nortek, Inc., Sr. Sub. Notes
8.50%, 09/01/14 144A	B3		2,000	2,105,000

Sanitec International SA, Sr. Notes (Luxembourg)
9.00%, 05/15/12	B3	EUR	2,000	2,670,310

				22,804,164

Capital Goods - Others – 1.1%
Case New Holland, Inc., Sr. Notes
9.25%, 08/01/11 144A	Ba3		1,750	1,968,750
Columbus McKinnon Corp., Gtd. Notes
8.50%, 04/01/08	Caa1		1,000	980,000
Columbus Mckinnon Corp., Sec’d. Notes
10.00%, 08/01/10	B3		425	469,625
Mueller Group, Inc., Sr. Sub. Notes
10.00%, 05/01/12 144A	Caa1		1,525	1,654,625
Rexnord Corp., Gtd. Notes
10.125%, 12/15/12	B3		2,700	3,064,500

				8,137,500

Chemicals – 7.5%
Avecia Group, Gtd. Notes (United Kingdom)
11.00%, 07/01/09 (l)	Caa3		750	663,750
BCP Caylux Holdings LUX SCA, Sr. Sub. Notes (Luxembourg)
9.625%, 06/15/14 144A (cost $4,112,498; purchased 06/03/04 - 07/08/04) (g)(l)	B2		4,000	4,339,999
Borden US Financial / Nova Scotia, Sec’d. Notes
9.00%, 07/15/14 144A	B3		1,000	1,055,000
Compass Minerals Group, Inc., Gtd. Notes
10.00%, 08/15/11	B3		1,625	1,828,125
Compass Minerals International, Inc., Sr. Disc Notes, Zero Coupon (until 12/15/07)
12.75%, 12/15/12	B-(d)		1,900	1,605,500
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)
12.00%, 06/01/13	B-(d)		3,950	3,140,250
Crompton Corp., Sr. Notes
9.875%, 08/01/12 144A	B1		875	923,125
Dynea International Oy Co., Gtd. Notes (Finland)
12.25%, 08/15/10	Caa2	EUR	375	442,464
Equistar Chemical L.P., Gtd. Notes
10.125%, 09/01/08	B2		2,100	2,378,250
FMC Corp., Sec’d. Notes
10.25%, 11/01/09	Ba2		1,600	1,876,000
FMC Corp., Sr. Sub. Notes
7.75%, 07/01/11	Ba2		275	292,875
Huntsman Advanced Materials, Inc., Sec’d. Notes
11.00%, 07/15/10 144A	B2		1,100	1,281,500
Huntsman ICI Chemicals LLC, Gtd. Notes
10.125%, 07/01/09	B2		3,875	4,088,124

Huntsman International LLC, Sr. Sub. Notes (Luxembourg)
10.125%, 07/01/09	Caa1	EUR	2,000	2,608,210
Huntsman LLC Co., Gtd. Notes
11.625%, 10/15/10	B2		1,500	1,743,750
Invista Co., Notes
9.25%, 05/01/12 144A(cost $3,534,219; purchased 06/23/04 - 07/07/04) (g)	B1		3,500	3,753,750
Kranton Polymers LLC, Sr. Sub. Notes
8.125%, 01/15/14 144A(cost $2,472,758; purchased 08/17/04 - 09/02/04) (g)	B3		2,500	2,462,500
LBC Luxembourg Holdings SA, Co. Gtd. Notes (Luxembourg)
11.00%, 05/15/14 144A	Caa1	EUR	1,375	1,754,720
Lyondell Chemical Co., Gtd. Notes
9.50%, 12/15/08	B1		3,450	3,782,063
10.875%, 05/01/09	B3		2,775	2,955,375
Lyondell Chemical Co., Sec’d. Notes
9.875%, 05/01/07	B1		945	1,002,881
Rhodia S.A., Sr. Sub. Notes (France)
8.875%, 06/01/11 (l)	Caa1		1,875	1,640,625
Rhodia SA, Sr, Notes (France)
10.25%, 06/01/10 (l)	B3		1,750	1,820,000
Rhodia SA, Sr. Notes (France)
7.625%, 06/01/10 (l)	B3		550	515,625
Rockwood Specialties, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B3		2,375	2,624,375
United Agricultural Products Holding Corp., Sr. Disc. Notes, Zero Coupon (until 01/15/08)
10.75%, 07/15/12 144A(cost $2,304,131; purchased 01/20/04) (g)	Caa2		3,250	2,502,500
United Agricultural Products, Sr. Notes
8.25%, 12/15/11 144A	B3		725	786,625

				53,867,961

Conglomerates – 1.7%
Amsted Industies, Inc., Sr. Notes
10.25%, 10/15/11 144A	B3		1,500	1,657,500
Blount, Inc., Sr. Sub. Notes
8.875%, 08/01/12	Caa1		1,375	1,467,813
Invensys PLC, Sr. Notes (United Kingdom)
9.875%, 03/15/11 144A (l)	B3		3,000	3,090,000
Mark IV Industries, Inc., Sr. Sub. Notes
7.50%, 09/01/07	Caa1		2,750	2,612,500
Noma Luxembourg SA, Sr. Notes (Luxembourg)
9.75%, 07/15/11 144A (cost $1,835,652; purchased 06/29/04) (g)	B3	EUR	1,500	1,867,625
Polypore Inc., Sr. Sub Notes
8.75%, 05/15/12 144A(cost $1,042,500; purchased 09/30/04) (g)	Caa1		1,000	1,042,500

Polypore, Inc., Sr. Sub. Notes
8.75%, 05/15/12 144A	Caa1	750	981,572

			12,719,510

Consumer Cyclical - Services – 1.6%
Brand Services, Inc., Gtd. Notes
12.00%, 10/15/12	B3	2,450	2,793,000
Brickman Group Ltd., Gtd. Notes, Series B
11.75%, 12/15/09	B2	2,475	2,871,000
Interline Brands, Inc., Sr. Sub. Notes
11.50%, 05/15/11	Caa1	1,750	1,951,250
United Rentals NA, Inc., Sr. Notes
7.75%, 11/15/13	B2	4,500	4,241,250

			11,856,500

Consumer Products – 6.3%
Aearo Co., Sr. Sub. Notes
8.25%, 04/15/12	B3	875	896,875
Alltrista Corp., Gtd. Notes
9.75%, 05/01/12	B2	1,500	1,665,000
American Achievement Corp., Sr. Sub.
8.25%, 04/01/12 144A(cost $600,000; purchased 03/17/04) (g)	B3	600	633,000
Ames True Temper, Inc., Sr. Sub. Notes
10.00%, 07/15/12 144A	Caa1	1,500	1,539,375
Armkel Finance, Inc., Sr. Sub. Notes
9.50%, 08/15/09	B2	1,275	1,396,125
Briggs & Stratton Corp., Gtd. Notes
8.875%, 03/15/11	Ba1	2,125	2,547,344
Chattem, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2	1,500	1,533,750
FTD, Inc., Gtd. Notes
7.75%, 02/15/14	B3	1,900	1,904,750
Johnsondiversey Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)
10.67%, 05/15/13	B3	1,625	1,348,750
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)
10.25%, 12/01/13	Caa2	4,500	3,116,250
Jostens IH Corp., Sr. Sub. Notes
7.625%, 10/01/12 144A(cost $2,010,266; purchased 09/23/04 - 09/29/04) (g)	B3	2,000	2,020,000
Jostens, Inc., Sr. Sub. Notes
12.75%, 05/01/10	B3	1,900	2,136,151
Leiner Health Products, Inc., Sr. Sub. Notes
11.00%, 06/01/12 144A(cost $750,000; purchased 05/24/04) (g)	B3	750	800,625
Norcross Safety Products, Sr. Sub. Notes
9.875%, 08/15/11	B3	1,300	1,417,000

Playtex Products, Inc., Gtd. Notes
9.375%, 06/01/11	Caa1		2,900	2,987,000
Presige Brands, Inc., Sr. Sub. Notes
9.25%, 04/15/12 144A	Caa1		1,625	1,600,625
Rayovac Corp., Sr. Sub. Notes
8.50%, 10/01/13	B3		1,625	1,771,250
Reddy Ice Group, Inc., Sr. Sub. Notes
8.875%, 08/01/11	B3		2,150	2,327,375
Safilo Capital International SA, Sr. Notes (Luxembourg)
9.625%, 05/15/13	Caa2	EUR	5,000	5,977,146
Sealy Mattress Co., Sr. Sub. Notes
8.25%, 06/15/14	Caa1		1,750	1,776,250
Sleepmaster LLC, Gtd. Notes
11.00%, 05/15/09 (cost $896,931; purchased 11/15/02) (g)(i)	C		1,000	273,750
Solo Cup Co., Sr. Sub. Notes
8.50%, 02/15/14	B3		750	742,500
True Temper Sports, Inc., Sr. Sub. Notes
8.375%, 09/15/11	B3		425	397,375
United Industries Corp., Gtd. Notes, Series D
9.875%, 04/01/09	B3		2,575	2,703,750
WH Holdings Ltd., Sr. Notes
9.50%, 04/01/11	B3		2,000	2,175,000

				45,687,016

Defense – 1.0%
Alliant Techsystems, Inc., Gtd. Notes
8.50%, 05/15/11	B2		2,200	2,409,000
Communications & Power Industry, Sr. Sub. Notes
8.00%, 02/01/12	B3		1,500	1,575,000
DRS Technologies, Inc., Sr. Sub. Notes
6.875%, 11/01/13	B2		1,300	1,358,500
L-3 Communications Corp., Gtd. Notes
6.125%, 07/15/13	BA3		2,000	2,035,000

				7,377,500

Electric – 3.9%
AES Corp., Sr. Notes
9.50%, 06/01/09	B2		1,000	1,122,500
Allegheny Energy Supply Co. LLC, Notes
8.25%, 04/15/12 144A	B3		2,000	2,220,000
Caithness Coso Funding Corp., Sec’d. Notes
9.05%, 12/15/09	Ba2		2,654	2,932,512
Calpine Canada Energy Finance Corp., Gtd. Notes (Canada)
8.50%, 05/01/08 (l)	Caa1		2,225	1,546,375
Calpine Corp., Sec’d. Notes
8.75%, 07/15/13 144A	B		1,000	760,000
Calpine Corp., Sr. Notes
8.50%, 02/15/11	Caa1		1,900	1,225,500

CMS Energy Corp., Sr. Notes
8.90%, 07/15/08	B3	1,250	1,368,750
8.50%, 04/15/11	B3	1,000	1,095,000
Dynegy Holdings, Inc., Sec’d. Notes
10.125%, 07/15/13 144A	B3	1,500	1,732,500
Dynegy Holdings, Inc., Sr. Notes
8.75%, 02/15/12	Caa2	1,750	1,828,750
Illinois Power Co., First Mortgage
11.50%, 12/15/10	B1	3,700	4,402,999
Midwest Generation LLC, Notes
8.75%, 05/01/34	B1	3,500	3,832,500
NRG Energy, Inc., Sec’d. Notes
8.00%, 12/15/13 144A	B2	2,250	2,421,563
Reliant Resource, Inc., Sec’d. Notes
9.25%, 07/15/10	B1	1,000	1,078,750
9.50%, 07/15/13	B1	750	818,438

			28,386,137

Energy – 2.0%
El Paso Production Holding Co., Gtd. Notes
7.75%, 06/01/13	B3	3,275	3,299,563
Evergreen Resources, Inc., Sr. Sub. Notes
5.875%, 03/15/12	Ba3	350	362,250
Foundation PA Coal Co., Sr. Notes
7.25%, 08/01/14 144A	B1	1,750	1,868,125
Key Energy Services, Inc., Sr. Notes
6.375%, 05/01/13	Ba2	1,000	995,000
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%, 03/15/12	B2	715	811,525
Pride International, Inc., Sr. Notes
7.375%, 07/15/14 144A(cost $1,492,280; purchased 06/22/04) (g)	Ba2	1,500	1,672,500
Swift Energy Co., Sr. Sub. Notes
9.375%, 05/01/12	B3	2,675	3,009,375
Tesoro Petroleum Corp., Gtd. Notes, Series B
9.625%, 11/01/08	B3	2,275	2,513,875

			14,532,213

Entertainment – 1.9%
AMC Entertainment, Inc., Sr. Sub. Notes
9.875%, 02/01/12	Caa1	1,750	1,820,000
Intrawest Corp., Gtd. Notes (Canada)
10.50%, 02/01/10 (l)	B1	1,975	2,142,875
Six Flags, Inc., Sr. Notes
9.75%, 04/15/13	B2	2,050	1,947,500
Universal City Development Partners Ltd., Sr. Notes
11.75%, 04/01/10	B2	5,125	5,996,250
Warner Music Group, Sr. Sub. Notes
7.375%, 04/15/14 144A(cost $1,956,090; puchased 06/02/04 - 07/08/04) (g)	B3	2,000	2,080,000

			13,986,625

Environmental – 0.9%
Allied Waste North America Co., Gtd. Notes, Series B
9.25%, 09/01/12	Ba3	3,000	3,352,500
Allied Waste North America, Sec’d. Notes
6.125%, 02/15/14	Ba3	2,500	2,343,750
Waste Services, Inc., Sr. Sub. Notes
9.50%, 04/15/14 144A(cost $1,017,500; purchased 05/04/04) (g)	Caa1	1,000	955,000

			6,651,250

Finance – 0.6%
Refco Finance Holdings LLC, Sr. Sub. Notes
9.00%, 08/01/12 144A	B3	4,000	4,290,000

Food – 4.8%
Agrilink Foods, Inc., Gtd. Notes
11.875%, 11/01/08	B3	937	983,850
American Seafood Group LLC, Gtd. Notes
10.125%, 04/15/10	B3	3,225	3,450,750
B&G Foods, Inc., Gtd. Notes, Series D
9.625%, 08/01/07	B3	1,675	1,718,550
Del Monte Corp., Gtd. Notes, Series B
9.25%, 05/15/11	B2	2,625	2,900,625
Dole Foods Co., Inc., Gtd. Notes
7.25%, 06/15/10	B2	1,000	1,037,500
Dole Foods Co., Inc., Sr. Notes
8.625%, 05/01/09	B2	4,000	4,380,000
Dominos, Inc., Sr. Sub. Notes
8.25%, 07/01/11	B3	602	654,675
Eagle Family Foods, Inc., Gtd. Notes, Series B
8.75%, 01/15/08	Caa2	2,200	1,683,000
Land O’ Lakes, Inc., Sec’d. Notes
9.00%, 12/15/10	B2	750	784,688
Land O’ Lakes, Inc., Sr. Notes
8.75%, 11/15/11	B3	2,250	2,115,000
Michael Foods, Sr. Sub. Notes
8.00%, 11/15/13	B3	1,450	1,526,125
National Beef Packaging Co., Sr. Notes
10.50%, 08/01/11	B2	1,025	1,055,750
Pilgrim’s Pride Corp., Gtd. Notes
9.625%, 09/15/11	B1	2,200	2,475,000
Pilgrim’s Pride Corp., Sr. Sub. Notes
9.25%, 11/15/13	B2	2,250	2,486,250
Smithfield Foods, Inc., Sr. Notes
8.00%, 10/15/09	Ba2	1,600	1,772,000
7.75%, 05/15/13	Ba2	2,050	2,234,500
Swift & Co., Gtd. Notes
10.125%, 10/01/09	B1	1,250	1,378,125

Swift & Co., Sr. Sub. Notes
12.50%, 01/01/10	B2		950	1,054,500
United Biscuits, Co., Gtd. Notes (United Kingdom)
10.625%, 04/15/11	B1	EUR	750	1,010,681

				34,701,569

Gaming – 6.2%
Boyd Gaming Corp., Sr. Sub. Notes
8.75%, 04/15/12	B1		3,000	3,360,000
Global Cash Access LLC, Sr. Sub. Notes
8.75%, 03/15/12 144A(cost $971,697; purchased 03/04/04 - 03/08/04) (g)	Caa1		950	1,011,750
Isle of Capri Casinos, Inc., Gtd. Notes
9.00%, 03/15/12	B2		1,400	1,561,000
Isle of Capri Casinos, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2		675	681,750
Mandalay Resort Group, Sr. Notes
9.50%, 08/01/08	Ba2		1,500	1,732,500
Mandalay Resort Group, Sr. Sub. Notes
10.25%, 08/01/07	Ba3		425	484,500
9.375%, 02/15/10	Ba3		4,550	5,255,250
MGM Grand, Inc., Gtd. Notes
8.375%, 02/01/11	Ba2		5,900	6,541,624
MGM Mirage, Inc., Sr. Notes
5.875%, 02/27/14	Ba1		4,000	3,870,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
6.375%, 07/15/09	Ba3		700	729,750
8.00%, 04/01/12	Ba3		1,100	1,221,000
MTR Gaming Group, Inc., Gtd. Notes, Series B
9.75%, 04/01/10	B2		2,350	2,573,250
Park Place Entertainment Corp., Sr. Sub. Notes
7.875%, 03/15/10	Ba2		4,000	4,540,000
Penn National Gaming, Inc., Gtd. Notes, Series B
11.125%, 03/01/08	B2		1,850	2,007,250
River Rock Entertainment, Sr. Notes
9.75%, 11/01/11	B2		950	1,004,625
Seneca Gaming Corp., Sr. Notes
7.25%, 05/01/12 144A(cost $739,299; purchased 05/07/04) (g)	B2		750	778,125
Station Casinos, Inc., Sr. Sub. Notes
6.875%, 03/01/16	B1		2,250	2,323,125
Sun International Hotels Ltd., Gtd. Notes
8.875%, 08/15/11	B2		2,750	3,028,438
Venetian Casino / LV Sands, Gtd. Notes
11.00%, 06/15/10	B2		2,350	2,731,875

				45,435,812

Health Care – 3.5%
AmeriPath, Inc., Gtd. Notes
10.50%, 04/01/13	Caa1		3,075	3,151,875

Ardent Health Services LLC, Sr. Sub. Notes
10.00%, 08/15/13	B3	1,200	1,218,000
Concentra Operating Corp., Gtd. Notes
9.50%, 08/15/10	B3	600	666,000
Fisher Scientific International, Inc., Sr. Sub. Notes
8.00%, 09/01/13	B2	4,200	4,724,999
Medical Device Manufacturing, Inc., Sr. Sub. Debs.
10.00%, 07/15/12 144A	Caa1	1,500	1,597,500
Nyco Holdings, Sr. Notes (Denmark)
11.50%, 03/31/13	B3	EUR 750	1,085,202
Quintiles Transnational Corp., Sr. Sub.
10.00%, 10/01/13	B3	1,500	1,597,500
Sybron Dental Specialties, Inc., Gtd. Notes
8.125%, 06/15/12	B2	1,625	1,767,188
Tenet Healthcare Corp., Notes
7.375%, 02/01/13	B1	1,750	1,653,750
Tenet Healthcare Corp., Sr. Notes
9.875%, 07/01/14 144A	B3	1,500	1,575,000
Universal Hospital Services, Inc., Sr. Notes
10.125%, 11/01/11	B3	1,625	1,657,500
US Oncology, Inc., Sr. Notes
9.00%, 08/15/12 144A	B2	1,750	1,820,000
Vanguard Health Holdings II, Sr. Sub. Notes
9.00%, 10/01/14 144A(cost $1,500,000; purchased 09/17/04) (g)	Caa1	1,500	1,511,250
VWR International, Inc., Sr. Sub. Notes (Germany)
8.00%, 04/15/14 144A (cost $1,256,250; purchased 04/07/04 - 06/02/04) (g)(l)	B3	1,250	1,328,125

			25,353,889

Lodging – 1.3%
Cornell Cos., Inc., Sr. Notes
10.75%, 07/01/12 144A(cost $987,190; purchased 06/17/04) (g)	B3	1,000	1,007,500
HMH Properties, Inc., Gtd. Notes, Series B
7.875%, 08/01/08	Ba3	928	959,320
Host Marriott L.P., Sr. Notes
7.00%, 08/15/12 144A	Ba3	1,500	1,586,250
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.375%, 05/01/07	Ba1	4,125	4,465,313
7.875%, 05/01/12	Ba1	1,500	1,704,375

			9,722,758

Media - Broadcast Towers – 0.7%
American Tower Corp., Sr. Notes.
7.50%, 05/01/12	Caa1	2,000	2,050,000
Crown Castle International Corp., Sr. Notes
7.50%, 12/01/13	B3	3,000	3,157,500

			5,207,500

Media - Broadcasting & Radio – 0.8%
Sinclair Broadcasting Group, Inc., Gtd.
8.00%, 03/15/12	B2	3,650	3,805,125
XM Satellite Radio, Inc., Sec’d. Notes, Zero Coupon (until 12/31/05)
14.00%, 12/31/09	Caa1	1,782	1,773,505

			5,578,630

Media - Cable – 4.8%
Adelphia Communications Corp., Sr. Notes
10.25%, 06/15/11(cost $1,485,000; purchased 07/14/04) (g) (i)	NR	1,500	1,421,250
Cablevision Systems Corp. Holdings, Inc., Sr. Notes
7.875%, 12/15/07	B1	2,000	2,132,500
8.125%, 07/15/09	B1	2,200	2,348,500
Cablevision Systems Corp., Sr. Notes
8.00%, 04/15/12 144A	B3	3,750	3,937,500
Charter Communications Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 05/15/06)
11.75%, 05/15/11	Ca	2,950	1,843,750
Charter Communications Holdings LLC, Sr. Notes
10.25%, 09/15/10	Caa1	3,750	3,848,438
10.00%, 05/15/11	Ca	6,000	4,650,000
CSC Holdings, Inc., Sr. Sub. Notes
10.50%, 05/15/16	B2	425	484,500
Ono Finance PLC, Gtd. Notes (United Kingdom)
10.50%, 05/15/14 144A	Caa2	EUR 2,000	2,490,219
10.50%, 05/15/14	Caa2	EUR 1,000	1,245,110
Rogers Cablesystems Ltd., Gtd. Notes
11.00%, 12/01/15	Ba3	750	843,750
Tele Columbus & AG Co., Sr. Sub. Notes (Germany)
9.375%, 04/15/12 144A	B3	EUR 1,500	1,802,459
Tele Columbus AG & Co., Sr. Notes
9.375%, 04/15/12	B3	500	600,820
Telenet Communication NV, Sr. Notes (Belgium)
9.00%, 12/15/13	B3	EUR 3,750	4,948,611
Telenet Group Holdings NV, Notes, Zero Coupon (until 12/15/08) (Belgium)
11.50%, 06/15/14 144A (l)	Caa2	3,250	2,405,000

			35,002,407

Media - Non Cable – 1.3%
DIRECTV Holdings LLC, Sr. Notes
8.375%, 03/15/13	B1	3,000	3,427,500
Echostar DBS Corp., Sr. Notes
5.75%, 10/01/08	Ba3	2,000	2,020,000
Lamar Media Corp., Gtd. Notes
7.25%, 01/01/13	Ba3	1,525	1,647,000
PanAmSat Corp., Sr. Notes
9.00%, 08/15/14 144A	B1	2,500	2,612,500

			9,707,000

Metals – 2.3%
AK Steel Corp., Gtd. Notes
7.75%, 06/15/12	B3	3,000	2,947,500
Almatis Holding BV, Sr. Notes (Netherland)
9.00%, 07/15/12 144A	B3	EUR 500	661,367
Euramax International PLC, Sr. Sub. Notes
8.50%, 08/15/11	B2	3,000	3,210,000
Lone Star Technologies, Inc., Gtd. Notes
9.00%, 06/01/11	B3	625	671,875
Neenah Corp., Sec’d. Notes
11.00%, 09/30/10 144A	B2	2,608	2,862,280
OM Group, Inc., Gtd. Notes
9.25%, 12/15/11	Caa1	2,000	2,095,000
Republic Technologies International, Inc., Gtd. Notes
13.75%, 07/15/09 (cost $781,690; purchased 08/06/99) (g)(i)	NR	1,700	17,000
Ryerson Tull, Inc., Notes
9.125%, 07/15/06	B1	1,900	2,014,000
United States Steel Corp., Sr. Notes
9.75%, 05/15/10	B1	1,956	2,249,400

			16,728,422

Packaging – 4.7%
Clondalkin Industries BV, Sr. Notes (Netherlands)
8.00%, 03/15/14	B3	EUR 1,500	1,918,897
Consolidated Container Co., Gtd. Notes
10.125%, 07/15/09	Caa2	1,500	1,417,500
Crown European Holdings SA, Sec’d. Notes (France)
9.50%, 03/01/11 (l)	B1	3,000	3,360,000
10.25%, 03/01/11	B+ (d)	EUR 1,500	2,137,800
Graham Packaging Co. Sub. Notes
9.875%, 10/15/14 144A(cost $4,587,238; purchased 09/29/04 - 09/30/04) (g)	Caa2	4,500	4,629,375
Graham Packaging Co., Gtd. Notes
5.485%, 01/15/08 (c)	Caa1	1,325	1,329,969
8.75%, 01/15/08	Caa1	2,500	2,584,375
Graham Packaging International Corp., Sr. Sub. Notes
9.50%, 08/15/13	B3	3,500	4,016,250
Huntsman Packaging Corp., Gtd. Notes
13.00%, 06/01/10	Caa2	2,100	1,816,500
Impress Group BV, Sr. Notes (Netherland)
10.50%, 05/25/07	B2	EUR 1,600	2,088,956
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.875%, 02/15/09	B2	1,150	1,256,375
8.25%, 05/15/13	B3	4,500	4,815,001
Owens-Illinois, Inc., Sr. Notes
8.10%, 05/15/07	Caa1	2,000	2,110,000
Pliant Corp., Sec’d. Notes
11.125%, 09/01/09	B3	500	522,500

Russell Stanley Holdings, Inc., Sr. Sub. Notes
9.00%, 11/30/08 [PIK] 144A	NR	333	0

			34,003,498

Paper – 2.9%
Georgia-Pacific Corp., Gtd. Notes
9.375%, 02/01/13	Ba2	7,000	8,277,500
Jefferson Smurfit Corp., Gtd. Notes
7.50%, 06/01/13	B2	1,200	1,272,000
Jefferson Smurfit Corp., Sr. Notes (Ireland)
9.625%, 10/01/12 (l)	B3	1,750	1,986,250
Jefferson Smurfit Corp., Sub. Notes (Ireland)
15.50%, 10/01/13 [PIK] (l)	Caa1	2,027	2,361,307
JSG Funding PLC, Sr. Notes (Ireland)
10.125%, 10/01/12	B3	EUR 1,000	1,394,668
Riverside Forest Products Ltd., Sr. Notes
7.875%, 03/01/14	B2	975	1,038,375
Stone Container Corp., Sr. Notes
9.75%, 02/01/11	B2	1,500	1,668,750
Stone Container Finance, Gtd. Notes (Netherlands)
7.375%, 07/15/14 144A (l)	B2	500	526,250
Tembec Industries, Inc., Gtd. Notes (Canada)
8.50%, 02/01/11 (l)	Ba3	2,500	2,625,000

			21,150,100

Pipelines – 4.8%
El Paso Corp., Notes
7.875%, 06/15/12	Caa1	6,500	6,483,749
El Paso Corp., Sr. Notes
6.95%, 12/15/07	Caa1	1,000	1,010,000
8.05%, 10/15/30	Caa1	1,575	1,413,563
7.80%, 08/01/31	Caa1	6,475	5,714,188
Pacific Energy Partners L.P., Sr. Notes
7.125%, 06/15/14 144A	BA2	1,750	1,903,125
Semco Energy, Inc., Sr. Notes
7.125%, 05/15/08	Ba2	950	1,007,000
Southern Natural Gas Co., Notes
8.00%, 03/01/32	B1	750	778,125
Tennessee Gas Pipeline Co., Bonds
8.375%, 06/15/32	B1	1,575	1,693,125
Tennessee Gas Pipeline, Debs.
7.50%, 04/01/17	B1	1,750	1,824,375
Transcontinental Gas Pipe Corp., Notes, Series B
7.00%, 08/15/11	B1	150	166,125
Transcontinental Gas Pipe Corp., Sr. Notes, Series B
8.875%, 07/15/12	B1	1,875	2,289,844
Williams Cos., Inc., Notes
8.125%, 03/15/12	B3	2,000	2,315,000
7.625%, 07/15/19	B3	5,250	5,775,000

7.875%, 09/01/21	B3	2,300	2,564,500

			34,937,719

Publishing – 5.7%
Advanstar Communications, Inc., Gtd. Notes
12.00%, 02/15/11	Caa2	2,575	2,768,125
Advanstar Communications, Inc., Sec’d. Notes
10.75%, 08/15/10	B3	425	472,813
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)
15.00%, 10/15/11(cost $1,214,685; purchased 02/14/01 - 12/12/03) (g)	NR	1,675	1,432,125
American Media Operations, Inc., Gtd. Notes, Series B
10.25%, 05/01/09	B2	1,650	1,744,875
Dex Media East LLC, Gtd. Notes
12.125%, 11/15/12	Caa1	2,437	3,046,250
Dex Media West Finance, Sr. Sub. Notes
9.875%, 08/15/13	Caa1	4,395	5,186,099
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)
9.00%, 11/15/13	Caa2	7,500	5,531,249
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)
11.50%, 10/15/13	Caa1	1,325	808,250
Houghton Mifflin Co., Sr. Sub. Notes
9.875%, 02/01/13	B3	1,000	1,055,000
Lighthouse International Co. SA, Sr. Notes (Luxembourg)
8.00%, 04/30/14	B3	EUR 4,250	5,179,547
8.00%, 04/30/14 144A	B3	EUR 3,500	4,265,510
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06)
13.75%, 07/15/11	B2	1,700	1,649,000
Quebecor Media, Inc., Sr. Notes
11.125%, 07/15/11	B2	2,475	2,871,000
Vertis, Inc., Gtd. Notes, Series B
10.875%, 06/15/09	B3	1,750	1,890,000
Vertis, Inc., Sec’d. Notes
9.75%, 04/01/09	B2	750	810,000
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands)
13.50%, 08/01/11 (l)	B1	1,360	1,339,600
Yell Finance BV, Sr. Notes (Netherlands)
10.75%, 08/01/11 (l)	B1	1,137	1,324,605
Ziff Davis Media, Inc., Gtd. Notes, Series B
12.00%, 08/12/09	CC (d)	414	403,200

			41,777,248

Real Estate – 0.1%
CB Richard Ellis Service, Sr. Notes
9.75%, 05/15/10	B1	439	499,363

Retailers – 1.5%
General Nutrition Center, Sr. Sub. Notes
8.50%, 12/01/10	B3	1,225	1,240,313
Hines Nurseries, Inc., Gtd. Notes
10.25%, 10/01/11	B3	1,650	1,757,250
PCA International, Inc., Sr. Notes
11.875%, 08/01/09	B3	1,200	1,290,000
Penney, (J.C.) Co., Inc., Notes
9.00%, 08/01/12	Ba3	4,000	4,879,999
William Carter Co., Gtd. Notes
10.875%, 08/15/11	B3	1,445	1,629,238

			10,796,800

Retailers - Food & Drug – 1.5%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)
12.00%, 12/15/11	B3	GBP 1,000	2,026,709
Couche-Tard Corp., Sr. Sub. Notes
7.50%, 12/15/13	Ba3	1,675	1,792,250
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes (Canada)
8.50%, 08/01/14 144A (l)	B3	1,750	1,745,625
Rite Aid Corp., Sec’d. Notes
8.125%, 05/01/10	B2	2,400	2,532,000
6.875%, 08/15/13	Caa1	2,800	2,464,000

			10,560,584

Technology – 3.0%
Activant Solutions, Sr. Notes
10.50%, 06/15/11	B2	2,025	2,095,875
AMI Semiconductor, Inc., Gtd. Notes
10.75%, 02/01/13	B3	1,500	1,755,000
Amkor Technology, Inc., Notes
5.00%, 03/15/07	B3	375	315,000
9.25%, 02/15/08	B3	1,000	935,000
Lucent Technologies, Debs.
6.45%, 03/15/29	Caa1	2,250	1,833,750
Lucent Technologies, Inc., Notes
5.50%, 11/15/08	Caa1	1,000	1,005,000
Nortel Networks Ltd., Notes (Canada)
6.125%, 02/15/06 (l)	B3	1,000	1,025,000
Riverdeep Group Ltd., Sr. Notes (Ireland)
9.25%, 04/15/11	B3	EUR 750	973,421
Telex Communications, Inc., Sec’d. Notes
11.50%, 10/15/08	B3	800	868,000
TSI Telecommunication Services, Inc., Gtd. Notes
12.75%, 02/01/09	B3	750	843,750
Worldspan L.P., Sr. Notes
9.625%, 06/15/11	B2	2,500	2,281,250

Xerox Corp., Gtd. Notes
9.75%, 01/15/09	B1	5,450	6,376,500
Xerox Corp., Sr. Notes
7.625%, 06/15/13	B1	1,250	1,356,250

			21,663,796

Telecommunications – 2.1%
Alaska Communications Systems Holdings, Inc., Gtd. Notes
9.875%, 08/15/11	B2	1,525	1,479,250
Cincinnati Bell, Inc., Gtd. Notes
7.25%, 07/15/13	B2	1,500	1,451,250
Cincinnati Bell, Inc., Sr. Sub. Notes
8.375%, 01/15/14	B3	2,175	1,995,563
Eircom Funding, Sr. Sub. Notes (Ireland)
8.25%, 08/15/13 (l)	B1	1,275	1,402,500
Inmarsat Finance PLC, Gtd. Notes (United Kingdom)
7.625%, 06/30/12 144A(cost $400,000; purchased 01/27/04) (g) (l)	B2	400	399,000
Qwest Corp., Notes 9.125%, 03/15/12 144A	Ba3	4,000	4,420,000
Qwest Services Corp., Notes
13.50%, 12/15/10 144A	Caa1	3,750	4,396,875

			15,544,438

Telecommunications - Cellular – 3.6%
Alamosa Delaware, Inc., Gtd. Notes, Zero Coupon (Until 7/31/05)
12.00%, 07/31/09	Caa1	750	776,250
Alamosa Delaware, Inc., Notes
8.50%, 01/31/12	Caa1	2,000	2,035,000
American Cellular Corp., Sr. Notes, Series B
10.00%, 08/01/11	B3	1,750	1,426,250
Centennial Cellular Operating Co., Gtd. Notes
10.125%, 06/15/13	Caa1	1,500	1,586,250
Horizon PCS, Inc., Sr. Notes
11.375%, 07/15/12 144A	B3	500	522,500
Nextel Communications, Inc., Sr. Notes
7.375%, 08/01/15	B2	6,750	7,290,000
Nextel Communications, Sr. Notes
5.95%, 03/15/14	B2	3,500	3,447,500
Nextel Partners, Inc., Sr. Notes
12.50%, 11/15/09	Caa1	838	972,080
8.125%, 07/01/11	Caa1	2,000	2,130,000
Rodgers Wireless, Inc., Sr. Sec’d. Notes
6.375%, 03/01/14	Ba3	1,875	1,734,375
Triton PCS, Inc., Gtd. Notes
8.75%, 11/15/11	B3	1,000	685,000
8.50%, 06/01/13	B2	1,750	1,596,875
US Unwired, Inc., Sec’d. Notes
10.00%, 06/15/12	Caa1	1,750	1,824,375

			26,026,455

Textile – 1.2%
Collins & Aikman Corp., Gtd. Notes
9.75%, 02/15/10	B2	1,375	1,464,375
Phillips Van Heusen Corp., Sr. Notes
8.125%, 05/01/13	B2	1,925	2,069,375
Russell Corp., Gtd. Notes
9.25%, 05/01/10	B1	1,050	1,144,500
Warnaco Group, Inc., Sr. Notes
8.875%, 06/15/13	B2	3,700	4,134,750

			8,813,000

Tobacco – 0.2%
Dimon, Inc., Gtd. Notes
9.625%, 10/15/11	Ba3	725	768,500
Standard Commercial Corp., Sr. Notes
8.00%, 04/15/12 144A(cost $625,000; purchased 03/19/04) (g)	Ba3	625	643,750

			1,412,250

Transportation – 0.8%
Petroleum Helicopters, Inc., Gtd. Notes, Series B
9.375%, 05/01/09	B1	2,425	2,619,000
Stena AB, Sr. Notes (Sweden)
9.625%, 12/01/12 (l)	Ba3	1,500	1,681,875
7.50%, 11/01/13 (l)	Ba3	1,500	1,509,375

			5,810,250

TOTAL CORPORATE OBLIGATIONS (Cost $650,560,137)			683,673,265

		Shares	Value
COMMON STOCK*
Chemicals
General Chemicals Industry Products, (cost $854,313; purchased 01/27/00 - 01/07/02) (g)		386	107,621

Metals
Royal Oak Mines, Inc., (cost $7,351; purchased 02/24/99) (g)		66,164	926

Packaging
Russell Stanley Holdings, Inc., (cost $523,314; purchased 02/05/99 - 03/30/99) (g)		39,000	390

TOTAL COMMON STOCK (Cost $1,384,978)			108,937

PREFERRED STOCK – 0.8%
Publishing – 0.4%
Primedia, Inc., Series D, 10.00%		8,475	788,175
Primedia, Inc., Series F, 9.20%		17,250	1,500,750
Primedia, Inc., Series H, 8.625%		13,100	1,093,850
Ziff Davis Media, Inc., Series E, 10.00%*		108	5,643

			3,388,418

Retailers – 0.4%
General Nutrition Center Holding Co.,
12.00% [PIK]*144A(cost $2,414,400; purchased 12/18/03) (g)		2,400	2,550,000

TOTAL PREFERRED STOCK (Cost $6,146,781)			5,938,418

RIGHTS*
Capital Goods - Others
Simonds Industries, Inc.(cost $340,716; purchased 03/08/01) (g)		10,428	104,280

Consumer Products
Sleepmaster, Inc.		1,055	0

TOTAL RIGHTS (Cost $340,716)			104,280

WARRANTS* – 0.1%
Chemicals
General Chemical Industry Product, Inc., Series A, expiring 04/30/11(cost $0; purchased 01/27/00 - 11/07/02) (g)	223	0
General Chemical Industry Product, Inc., Series B, expiring 04/30/11(cost $0; purchased 01/27/00 - 11/07/02) (g)	165	0

Entertainment
AMF Bowling Worldwide, Inc., Series B, expiring 03/09/09(cost $761,617; purchased 01/08/97 - 04/06/99) (g)	10,136	101

Media - Broadcasting & Radio
XM Satellite Radio, Inc., expiring 03/15/10 144A(cost $354,375; purchased 08/31/00) (g)	2,000	129,000

Metals – 0.1%
ACP Holding Corp., expiring 10/07/13 144A(cost $0; purchased 09/26/03) (g)	321,453	474,144

Packaging
Pliant Corp., expiring 06/01/10 144A(cost $0; purchased 09/29/00) (g)	1,000	10

Paper
MDP Acquisitions PLC, expiring 10/01/13 (Ireland) 144A(cost $0; purchased 09/23/02) (g)	900	37,350

Publishing
Advanstar Holdings Corp., expiring 10/15/11 144A(cost $0; purchased 10/09/01) (g)	1,100	22
Ziff Davis Media, Inc., expiring 08/12/12(cost $198; purchased 07/18/00) (g)	19,800	11,880

		11,902

TOTAL WARRANTS (Cost $1,116,190)		652,507

TOTAL LONG-TERM INVESTMENTS (Cost $659,548,802)		690,477,407

SHORT-TERM INVESTMENTS – 6.0%
Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio(j)	21,720,537	21,720,537
BlackRock Provident Institutional Funds TempFund Portfolio(j)	21,720,537	21,720,537

TOTAL SHORT-TERM INVESTMENTS (Cost $43,441,074)		43,441,074

Total Investments — 100.8% (Cost $702,989,876(p))		733,918,481
Liabilities in Excess of Other Assets — (0.8%)		(5,921,399)

Net Assets — 100.0%		$727,997,082

The following abbreviations are used throughout the Schedule of Investments:

EUR	Euro

GBP	British Pound

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $52,578,001. The aggregate value, $50,021,852 represents 7.28% of net assets.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	Security available to institutional buyers only.
(l)	U.S. dollar denominated foreign bonds.
(p)	The United States federal income tax basis of the Fund’s investments was $703,042,688; accordingly, net unrealized appreciation on investments for federal income tax purposes was $30,875,793 (gross unrealized appreciation - $42,578,567; gross unrealized depreciation - $11,702,774. The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Foreign currency exchange contracts outstanding at September 30, 2004:

Settlement Month	Type	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Nov 04	Sell EUR	45,677,679	$55,829,386	$56,769,198	($939,812)
Nov 04	Sell GBP	857,875	1,565,888	1,548,812	17,076

			$57,395,274	$58,318,010	($922,736)

AST Lord Abbett Bond - Debenture Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

LONG-TERM INVESTMENTS – 93.5%

	Moody’s Rating	Principal Amount (000)	Value
CORPORATE OBLIGATIONS – 69.3%
Aerospace/Defense – 1.8%
DRS Technologies, Inc., Sr. Sub. Notes
6.875%, 11/01/13	B2	$1,500	$1,567,500
Esterline Technologies Corp., Sr. Sub. Notes
7.75%, 06/15/13	B1	500	537,500
L-3 Communications Corp., Sr. Sub. Notes
6.125%, 01/15/14	Ba3	1,500	1,507,500
Raytheon Co., Notes
4.85%, 01/15/11	Baa3	3,000	3,083,865
Titan Corp.
8.00%, 05/15/11	B2	1,000	1,045,000

			7,741,365

Apparel & Textile – 0.4%
Invista, Notes
9.25%, 05/01/12 144A	B1	1,500	1,608,750

Auto Loans – 0.4%
Ford Motor Credit Corp. Notes
7.25%, 10/25/11	A3	1,500	1,625,460

Automotive Parts & Equipment – 1.5%
Cummins, Inc., Sr. Notes
9.50%, 12/01/10	Ba2	750	870,000
Dana Corp., Notes
10.125%, 03/15/10	Ba3	750	855,000
Delco Remy International, Inc., Gtd. Notes
11.00%, 05/01/09(a)	B3	1,175	1,239,625
Eagle- Picher Industries, Inc., Sr. Notes
9.75%, 09/01/13	B3	500	512,500
Goodyear Tire & Rubber Co., Notes
7.857%, 08/15/11(a)	B3	1,725	1,634,438
Stanadyne Corp., Sr. Sub. Notes
10.00%, 08/15/14 144A	Caa1	500	522,500
Tenneco Automotive, Inc., Sec’d. Notes, Series B
10.25%, 07/15/13	B2	500	572,500

			6,206,563

Banking – 0.1%
Wachovia Corp., Sub. Notes
6.605%, 10/01/05	A1	325	359,847

Beverages – 0.3%
Le-Natures, Inc., Sr. Sub. Notes
9.50%, 06/15/13 144A	Caa1	1,000	1,070,000

Building & Construction – 1.3%
Beazer Homes USA, Inc., Sr. Notes
6.50%, 11/15/13	Ba1	2,000	2,050,000
D.R. Horton, Inc., Sr. Notes
6.875%, 05/01/13	Ba1	1,000	1,097,500
Schuler Homes, Inc., Gtd. Notes
9.375%, 07/15/09	Ba1	500	550,000
Shaw Group, Inc. (The), Unsec’d. Sr. Notes
10.75%, 03/15/10(a)	Ba3	1,000	1,055,000
William Lyon Homes, Inc., Gtd. Notes
10.75%, 04/01/13	B2	750	870,000

			5,622,500

Building Materials – 0.3%
Ainsworth Lumber Ltd, Sr. Notes (Canada)
7.25%, 10/01/12 144A (l)	B2	275	279,125
Jacuzzi Brands, Inc., Sec’d. Notes
9.625%, 07/01/10	B3	1,000	1,110,000

			1,389,125

Chemicals – 3.6%
Airgas, Inc., Sr. Sub. Notes
6.25%, 07/15/14	Ba2	1,600	1,608,000
Crompton Corp., Sr. Notes
9.875%, 08/01/12 144A	B1	1,500	1,582,500
Hercules, Inc., Gtd. Notes
6.75%, 10/15/29 144A	Ba3	2,250	2,306,249
Huntsman International Holdings, Sr. Disc. Notes
Zero Coupon, 12/31/09	Caa2	1,700	909,500

Huntsman LLC, Gtd. Notes
11.50%, 07/15/12 144A	B3	1,000	1,108,750
IMC Global, Inc., Gtd. Notes, Series B
11.25%, 06/01/11	B1	700	829,500
Lyondell Chemical Co., Sec’d. Notes, Series A
9.625%, 05/01/07	B1	750	820,313
Nalco Co., Sr. Sub. Notes
8.875%, 11/15/13(a)	Caa1	2,000	2,160,000
Nova Chemicals Ltd., Sr. Notes
6.50%, 01/15/12	Ba2	1,250	1,296,875
Rhodia SA, Sr. Sub. Notes (France)
8.875%, 06/01/11 (a)(l)	Caa1	2,000	1,750,000
Terra Capital, Inc., Sec’d. Notes
11.50%, 06/01/10	Caa1	1,000	1,135,000

			15,506,687

Computer Hardware – 0.1%
Seagate Technology HDD Holdings, Gtd. Notes
8.00%, 05/15/09	Ba2	500	535,000

Consumer Products – 0.9%
Aearo Co., Sr. Sub. Notes
8.25%, 04/15/12	B3	600	615,000
Rayovac Corp., Sr. Sub. Notes
8.50%, 10/01/13	B3	3,000	3,270,000

			3,885,000

Consumer Products & Services – 1.2%
Elizabeth Arden, Inc., Gtd. Notes
7.75%, 01/15/14	B3	3,000	3,165,000
Playtex Products, Inc., Gtd. Notes
9.375%, 06/01/11(a)	Caa2	1,900	1,957,000

			5,122,000

Diversified Capital Goods – 1.1%
J.B. Poindexter & Co., Inc., Sr. Notes
8.75%, 03/15/14 144A	B1	1,500	1,593,750
Sensus Metering Systems, Sr. Sub. Notes
8.625%, 12/15/13	Caa1	2,000	2,050,000
Trinity Industries, Inc., Sr. Notes
6.50%, 03/15/14	Ba3	1,000	990,000

			4,633,750

Electric - Generation – 2.5%
AES Corp., Sr. Notes
7.75%, 03/01/14	B2	2,000	2,075,000
Calpine Corp., Sec’d. Notes
8.50%, 07/15/10 144A(a)	B(d)	3,000	2,310,000
Calpine Generating Co., Sec’d. Notes
11.50%, 04/01/11 144A(a)	B3	500	440,000
Dynegy Holdings, Inc., Sec’d. Notes
9.875%, 07/15/10 144A	B3	1,000	1,135,000
Dynegy Holdings, Inc., Sr. notes
6.875%, 04/01/11(a)	Caa2	1,500	1,436,250
NRG Energy, Inc., Sec’d. Notes
8.00%, 12/15/13 144A	B2	2,200	2,367,750
Reliant Resource, Inc., Sec’d. Notes
9.50%, 07/15/13	B1	1,000	1,091,250

			10,855,250

Electric - Integrated – 2.5%
Duke Energy Corp., Sr. Notes, Series B
5.375%, 01/01/09	Baa1	2,500	2,633,144
Midwest Generation LLC, Sec’d. Notes
8.75%, 05/01/34	B1	1,500	1,642,500
Mission Energy Holding Co., Sec’d. Notes
13.50%, 07/15/08	B3	750	952,500
Pacific Gas & Electric, First Mortgage
4.80%, 03/01/14	Baa2	1,000	994,426
PPL Energy Supply LLC, Sr. Notes
6.40%, 11/01/11	Baa2	500	547,977
Teco Energy, Inc., Sr. Notes
7.50%, 06/15/10	Ba2	1,300	1,410,500
Virginia Electric & Power Co., Notes
4.50%, 12/15/10	A3	2,400	2,407,325
7.00%, 01/01/24	A2	300	309,286

			10,897,658

Electronics – 1.5%
Amkor Technology, Inc., Sr. Notes
7.125%, 03/15/11(a)	B1	1,000	825,000
Communications & Power Industries Holding Corp., Sr. Sub. Notes
8.00%, 02/01/12	B3	2,500	2,625,000
Freescale Semiconductor, Inc., Sr. Notes
7.125%, 07/15/14 144A(a)	Ba2	800	836,000
Freescale Semiconductor, Sr. Notes
4.38%, 07/15/09 144A	Ba2	800	824,000
Sanmina - SCI Corp., Gtd. Notes
10.375%, 01/15/10	Ba2	1,000	1,148,750

			6,258,750

Energy - Exploration & Production – 1.7%
Chesapeake Energy, Corp., Sr. Notes
7.00%, 08/15/14 144A	Ba3	1,700	1,806,250
El Paso Production, Gtd. Notes
7.75%, 06/01/13	B3	1,050	1,057,875
Forest Oil Corp., Sr. Notes
8.00%, 06/15/08	Ba3	350	388,500
Houston Exploration Co., Sr. Sub. Notes
7.00%, 06/15/13	B2	1,000	1,052,500
KCS Energy, Inc., Sr. Notes
7.125%, 04/01/12	B3	1,000	1,050,000
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%, 03/15/12	B2	650	737,750
Range Resources Corp., Sr. Sub. Notes
7.375%, 07/15/13	B3	1,025	1,081,375

			7,174,250

Energy Exploration – 0.6%
Exco Resources, Inc., Gtd. Notes
7.25%, 01/15/11	B2	2,500	2,662,500

Environmental Services – 0.9%
Allied Waste North America, Inc., Sec’d. Notes
6.125%, 02/15/14	Ba3	1,000	937,500
Allied Waste North America, Inc., Sr. Notes
7.875%, 04/15/13	Ba3	2,750	2,915,000

			3,852,500

Food & Drug Retailers – 1.6%
Ingles Markets, Inc., Gtd. Notes
8.875%, 12/01/11	Ba3	1,000	1,082,500
Jean Coutu Group PJC, Inc., Sr. Sub. Notes (Canada)
8.50%, 08/01/14 144A (l)	B3	825	822,938
Rite Aid Corp., Debs.
7.70%, 02/15/27(a)	Caa1	1,500	1,263,750
Rite Aid Corp., Sec’d. Notes
8.125%, 05/01/10	B2	2,000	2,110,000
Strater Brothers Holdings, Inc., Sr. Notes
8.125%, 06/15/12	B1	1,500	1,578,750

			6,857,938

Food - Wholesale – 2.4%
B&G Foods, Inc., Gtd. Notes, Series D
9.625%, 08/01/07	B3	2,500	2,565,000
Chiquita Brands International, Inc., Sr. Notes
7.50%, 11/01/14 144A	B2	1,150	1,155,750
Dole Foods Co., Debs.
8.75%, 07/15/13	B2	2,000	2,222,500
Land O’ Lakes, Inc., Sec’d. Notes
9.00%, 12/15/10 144A	B2	500	523,125
Michael Foods, Sr. Sub. Notes
8.00%, 11/15/13	B3	1,500	1,578,750
Pinnacle Foods Holding Corp., Sr. Sub. Notes
8.25%, 12/01/13 144A	B3	500	473,750
8.25%, 12/01/13 144A	B3	2,000	1,895,000

			10,413,875

Forestry/Paper – 2.0%
Buckeye Technologies, Inc., Sr. Sub. Notes
8.00%, 10/15/10(a)	Caa1	2,500	2,462,500
Georgia-Pacific Corp., Debs.
8.25%, 03/01/23	Ba3	1,100	1,138,500
Jefferson Smurfit Corp., Gtd. Notes
8.25%, 10/01/12	B2	1,000	1,107,500
JSG Funding PLC, Sr. Notes (Ireland)
9.625%, 10/01/12 (l)	B3	750	851,250
Longview Fibre Co., Sr. Sub. Notes
10.00%, 01/15/09	B2	500	547,500
Stone Container Finance, Gtd. Notes (Canada)
7.375%, 07/15/14 144A (l)	B2	550	578,875
Tembec Industries, Inc., Gtd. Notes (Canada)
7.75%, 03/15/12 (l)	Ba3	2,000	2,020,000

			8,706,125

Gaming – 4.3%
Boyd Gaming Corp., Sr. Sub. Notes
8.75%, 04/15/12	B1	1,500	1,680,000

Hard Rock Hotel, Inc., Notes
8.875%, 06/01/13	B3	1,840	1,991,800
Isle of Capri Casinos, Inc., Gtd. Notes
9.00%, 03/15/12	B2	1,250	1,393,750
Isle of Capri Casinos, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2	1,800	1,818,000
Mandalay Resort Group, Sr. Sub. Notes
9.375%, 02/15/10	Ba3	600	693,000
MGM Mirage, Inc., Sr. Notes
6.75%, 09/01/12 144A	Ba1	1,700	1,768,000
Park Place Entertainment Corp., Sr. Notes
7.50%, 09/01/09	Ba1	350	396,375
Park Place Entertainment Corp., Sr. Sub. Notes
9.375%, 02/15/07	Ba2	1,000	1,117,500
Penn National Gaming, Inc., Sr. Sub. Notes
6.875%, 12/01/11	B2	1,250	1,293,750
Premier Entertainment Biloxi / Finance, First Mortgage
10.75%, 02/01/12	B3	575	609,500
River Rock Entertainment, Sr. Notes
9.75%, 11/01/11	B2	2,005	2,120,287
Seneca Gaming Corp., Sr. Notes
7.25%, 05/01/12 144A	B2	500	518,750
Station Casinos, Inc. Sr. Sub. Notes
6.50%, 02/01/14(a)	B1	2,000	2,045,000
Turning Stone Casino Resort Enterprise, Sr. Notes
9.125%, 12/15/10 144A	B1	500	542,500
Venetian Casino Resort LLC, Gtd. Notes
11.00%, 06/15/10	B2	500	581,250

			18,569,462

Gas Distribution – 1.7%
El Paso Corp., Sr. Notes
7.00%, 05/15/11(a)	Caa1	1,500	1,455,000
Ferrellgas Partners L.P., Sr. Notes
6.75%, 05/01/14	Ba3	1,500	1,537,500
Northwest Pipeline Corp., Gtd. Notes
8.125%, 03/01/10	B1	500	563,125
Sonat, Inc., Notes
7.625%, 07/15/11	Caa1	1,000	990,000
Suburban Propane Partners L.P., Sr. Notes
6.875%, 12/15/13	B1	1,500	1,552,500
Williams Cos., Inc., Notes
7.875%, 09/01/21	B3	1,000	1,115,000

			7,213,125

Health Services – 3.2%
AmeriPath, Inc., Gtd. Notes
10.50%, 04/01/13	Caa1	750	768,750
Beverly Enterprises, Inc., Sr. Sub. Notes
7.875%, 06/15/14 144A	B2	1,500	1,612,500
Hanger Orthopedic Group, Inc., Gtd. Notes
10.375%, 02/15/09(a)	B3	1,000	925,000
HEALTHSOUTH Corp., Sr. Notes
8.375%, 10/01/11(a)	NR	760	759,050

Medex, Inc., Sr. Sub. Notes
8.875%, 05/15/13	B3	2,000	2,189,999
National Nephrology Associates, Inc., Sr. Sub. Notes
9.00%, 11/01/11 144A	B1	335	389,019
Pacificare Health Systems, Inc., Gtd. Notes
10.75%, 06/01/09	Ba3	640	740,800
PerkinElmer, Inc., Gtd. Notes
8.875%, 01/15/13	Ba3	1,500	1,702,500
Tenet Healthcare Corp., Notes
7.375%, 02/01/13(a)	B3	1,000	945,000
Tenet Healthcare Corp., Sr. Notes
9.875%, 07/01/14 144A	B3	750	787,500
Triad Hospitals, Inc., Sr. Sub. Notes
7.00%, 11/15/13	B3	1,500	1,533,750
UnitedHealth Group, Inc., Notes
4.875%, 04/01/13	A3	1,000	1,014,576
Vanguard Health Holdings II, Sr. Sub. Notes
9.00%, 10/01/14 144A	Caa1	500	503,750

			13,872,194

Hotels – 1.0%
Felcor Lodging L.P., Gtd. Notes
9.00%, 06/01/11	B1	700	773,500
Host Marriott L.P., Gtd. Notes
9.25%, 10/01/07	Ba3	1,000	1,125,000
Host Marriott L.P., Sr. Notes
7.00%, 08/15/12 144A	Ba3	2,350	2,485,125

			4,383,625

Household & Leisure Products – 0.4%
Fedders North America, Inc., Sr. Notes
9.875%, 03/01/14	Caa1	1,750	1,465,625
Remington Arms Co., Inc., Gtd. Notes
10.50%, 02/01/11	B2	300	286,500

			1,752,125

Leisure – 1.0%
Gaylord Entertainment Co., Sr. Notes
8.00%, 11/15/13	B3	3,000	3,172,500
Six Flags, Inc., Sr. Notes
9.50%, 02/01/09(a)	B3	1,000	982,500

			4,155,000

Machinery – 0.9%
AGCO Corp., Gtd. Notes
9.50%, 05/01/08	Ba3	1,000	1,085,000
JLG Industries, Inc., Gtd. Notes
8.25%, 05/01/08	B2	600	642,000
Manitowoc Co., Inc., Sr. Notes
7.125%, 11/01/13(a)	B1	2,015	2,140,938

			3,867,938

Media - Broadcasting – 2.2%
Allbritton Communications, Sr. Sub. Notes
7.75%, 12/15/12	B3	2,200	2,288,000
Clear Channel Communications, Inc., Sr. Notes
4.625%, 01/15/08	Baa3	2,500	2,547,800

Emmis Operating Co., Sr. Sub. Notes
6.875%, 05/15/12	B2	1,500	1,563,750
Paxson Communications Corp., Gtd. Notes
10.75%, 07/15/08(a)	Caa1	2,000	2,020,000
Sinclair Broadcast Group, Inc., Gtd. Notes
8.75%, 12/15/11	B2	1,000	1,090,000

			9,509,550

Media - Cable – 4.8%
Charter Communications Holdings II, Sr. Notes
10.25%, 09/15/10	Caa1	2,000	2,052,500
Charter Communications Holdings LLC, Sr. Notes
10.00%, 04/01/09	Ca	3,500	2,852,500
Comcast Corp., Gtd. Notes
5.85%, 01/15/10	Baa3	2,800	2,983,318
CSC Holdings, Inc., Debs., Series B
8.125%, 08/15/09	B1	1,500	1,601,250
DIRECTV Holdings LLC, Sr. Notes
8.375%, 03/15/13	B1	1,250	1,428,125
Echostar DBS Corp., Sr. Notes
6.375%, 10/01/11	Ba3	1,500	1,526,250
Insight Communications Co., Inc., Sr. Disc. Notes, Zero Coupon (until 02/15/06)
12.25%, 02/15/11(a)	Caa2	4,000	3,759,999
Mediacom LLC Capital Corp., Sr. Notes
9.50%, 01/15/13(a)	B3	1,625	1,572,188
Mediacom LLC Capital Corp., Sr. Notes, Series B
8.50%, 04/15/08(a)	B3	2,175	2,234,813

			20,010,943

Media - Diversified – 0.4%
Block Communications, Inc., Gtd. Notes
9.25%, 04/15/09	B2	1,550	1,646,875

Media - Services – 0.6%
Interpublic Group of Cos., Inc., Notes
7.25%, 08/15/11	Baa3	500	548,769
Warner Music Group, Sr. Sub. Notes
7.375%, 04/15/14 144A	B3	2,000	2,080,000

			2,628,769

Metals & Mining – 0.3%
Peabody Energy Corp., Sr. Notes
5.875%, 04/15/16	Ba3	1,500	1,488,750

Non-Electric Utilities – 0.9%
Semco Energy, Inc., Sr. Notes
7.125%, 05/15/08	Ba2	1,750	1,855,000
7.75%, 05/15/13	Ba2	2,000	2,165,000

			4,020,000

Non-Food & Drug Retailers – 1.2%
Couche-Tard Corp., Sr. Sub. Notes
7.50%, 12/15/13	Ba3	1,450	1,551,500
J. Crew Intermediate LLC, Sr. Disc. Notes, Zero Coupon (until 11/15/05)
16.00%, 05/15/08(a)	CCC (d)	325	299,000
Penny, (J.C.) Co., Inc., Notes
6.875%, 10/15/15	Ba3	1,000	1,070,000

Saks, Inc., Gtd. Notes
9.875%, 10/01/11	Ba3	1,000	1,195,000
7.375%, 02/15/19	Ba3	1,000	1,005,000

			5,120,500

Oil Field Equipment & Services – 1.1%
Hanover Compressor Co., Sr. Notes
8.625%, 12/15/10	B3	1,000	1,090,000
Key Energy Services, Inc., Gtd. Notes
8.375%, 03/01/08	B1	500	530,000
Key Energy Services, Inc., Sr. Notes
6.375%, 05/01/13	B1	2,000	1,990,000
Pride International, Inc., Sr. Notes
7.375%, 07/15/14 144A	Ba2	1,000	1,115,000

			4,725,000

Packaging – 3.2%
AEP Industries, Inc., Sr. Sub. Notes
9.875%, 11/15/07	B3	1,000	1,023,750
BWAY Corp., Sr. Sub. Notes
10.00%, 10/15/10	B3	1,000	1,100,000
Constar International, Inc., Sr. Sub. Notes
11.00%, 12/01/12(a)	Caa1	1,675	1,591,250
Crown Cork & Seal Co., Inc., Debs.
7.375%, 12/15/26	B3	3,500	3,132,499
Graham Packaging Co., Inc., Sr. Disc. Notes, Series B
10.75%, 01/15/09(a)	Caa2	1,205	1,256,213
Graham Packing Co., Sr. Notes
8.50%, 10/15/12 144A	Caa1	390	399,750
Owens-Brockway Glass Containers Corp., Gtd. Notes
8.875%, 02/15/09	B2	2,500	2,731,250
7.75%, 05/15/11	B2	1,500	1,605,000
Solo Cup Co., Sr. Sub Notes
8.50%, 02/15/14	B3	1,000	990,000

			13,829,712

Paper & Forest Products – 1.1%
Bowater, Inc., Notes
6.50%, 06/15/13(a)	Ba2	2,500	2,438,248
Norske Skog Corp., Sr. Notes (Canada)
7.375%, 03/01/14 (l)	Ba3	2,000	2,100,000

			4,538,248

Pharmaceuticals – 1.0%
Alpharma, Inc., Sr. Notes
8.625%, 05/01/11 144A	B3	1,500	1,545,000
Biovail Corp., Sr. Sub. Notes (Canada)
7.875%, 04/01/10 (l)	B2	2,500	2,562,500

			4,107,500

Printing & Publishing – 1.9%
Dex Media West Finance, Sr. Sub. Notes
9.875%, 08/15/13	B2	586	691,480
Dex Media, Inc., Notes
8.00%, 11/15/13	B3	3,500	3,692,500
Houghton Mifflin Co., Sr. Notes
8.25%, 02/01/11	B2	2,500	2,625,000

Primedia, Inc., Sr. Notes
8.875%, 05/15/11	B3	1,200	1,206,000

			8,214,980

Restaurants – 0.3%
Denny’s Corp., Inc., Sr. Notes
10.00%, 10/01/12 144A	Ca(q)	250	252,188
Friendly Ice Cream Corp., Sr. Notes
8.375%, 06/15/12	B2	1,000	965,000

			1,217,188

Software/Services – 0.5%
Electronic Data Systems Corp., Notes, Series B
6.00%, 08/01/13(a)	Ba1	2,000	2,020,602

Steel Producers/Products – 0.2%
Armco, Inc., Sr. Notes
9.00%, 09/15/07	B3	400	405,000
International Steel Group, Sr. Notes
6.50%, 04/15/14 144A	Ba3	550	552,750

			957,750

Support-Services – 1.7%
Iron Mountain, Inc., Gtd. Notes
7.75%, 01/15/15	B3	2,500	2,662,500
6.625%, 01/01/16	B3	3,500	3,430,000
JohnsonDiversey, Inc., Gtd. Notes, Series B
9.625%, 05/15/12	B2	750	843,750
United Rentals NA, Inc., Sr. Sub. Notes
7.75%, 11/15/13	B2	525	494,813

			7,431,063

Telecom - Fixed Line – 0.1%
Level 3 Financing, Inc., Sr. Notes
10.75%, 10/15/11 144A(a)	Caa2	700	593,250

Telecom - Integrated/Services – 2.3%
Cincinnati Bell, Inc., Sr. Sub. Notes
8.375%, 01/15/14(a)	B3	2,000	1,835,000
MCI, Inc., Sr. Notes
5.908%, 05/01/07	NR	970	963,938
6.688%, 05/01/09	NR	970	937,263
7.735%, 04/16/14(a)	NR	831	789,450
Qwest Capital Funding Co., Gtd. Notes
7.90%, 08/15/10(a)	Caa2	3,750	3,478,124
Qwest Services Corp., Notes
13.50%, 12/15/10 144A	Caa1	1,500	1,758,750

			9,762,525

Telecom - Wireless – 2.7%
Airgate PCS, Inc., Sec’d. Notes
9.375%, 09/01/09	Caa1	1,250	1,275,000
Centennial Communications Corp., Gtd. Notes
10.125%, 06/15/13(a)	Caa1	2,000	2,115,000
Dobson Communications Corp., Sr. Notes
10.875%, 07/01/10(a)	Caa1	500	362,500
8.875%, 10/01/13(a)	Caa1	1,750	1,137,500
Nextel Communications, Inc., Sr. Notes
7.375%, 08/01/15	Ba3	1,000	1,080,000
Nextel Partners, Inc., Sr. Notes
8.125%, 07/01/11	Caa1	1,400	1,491,000
Rodgers Wireless, Inc., Sec’d. Notes (Canada)
6.375%, 03/01/14 (l)	Ba3	1,500	1,387,500
Rural Cellular Corp., Sr. Notes
9.875%, 02/01/10(a)	Caa1	1,500	1,492,500
Rural Cellular Corp., Sr. Sub Notes
9.75%, 01/15/10(a)	Caa2	300	262,500
Ubiquitel Operating Co., Sr. Notes
9.875%, 03/01/11 144A	Caa1	225	235,406
Western Wireless Corp., Sr. Notes
9.25%, 07/15/13(a)	Caa1	550	563,750

			11,402,656

Telecommunications Equipment – 0.1%
Lucent Technologies, Debs.
6.45%, 03/15/29	B2	500	407,500

Theaters & Entertainment – 0.9%
AMC Entertainment, Inc., Sr. Sub. Notes
8.00%, 03/01/14 144A(a)	B3	2,500	2,362,500
Carmike Cinemas, Inc., Sr. Sub. Notes
7.50%, 02/15/14	Caa1	550	559,625
Cinemark USA, Inc., Sr. Sub. Notes
9.00%, 02/01/13	B3	500	561,250
Loews Cineplex, Sr. Sub. Notes
9.00%, 08/01/14 144A	B3	200	207,500

			3,690,875

Transportation Excluding Air/Rail – 0.6%
CHC Helicopter Corp., Sr. Sub. Notes
7.375%, 05/01/14	B2	1,500	1,571,250
Offshore Logistics, Inc., Gtd. Notes
6.125%, 06/15/13	Ba2	1,075	1,096,500

			2,667,750

TOTAL CORPORATE OBLIGATIONS (Cost $290,678,177)			296,790,348

	Moody’s Rating	Principal Amount (000)
CONVERTIBLE BONDS – 16.8%
Aerospace/Defense – 0.9%
Alliant Techsystems, Inc.
2.75%, 08/15/09	B2	$1,000	1,027,500
L-3 Communications Holdings, Inc.
4.00%, 09/15/11	Ba3	1,000	1,253,750
Lockheed Martin Corp.
1.461%, 08/15/33	Baa2	1,500	1,551,390

			3,832,640

Building & Construction – 0.4%
Fluor Corp,. Sr. Notes
1.50%, 02/15/24(a)	A3	1,500	1,573,125

Computer Hardware – 0.5%
ASML Holding N.V. (Netherlands)
5.75%, 10/15/06 (l)	B2	1,000	1,098,500
Corning, Inc.
3.50%, 11/01/08	Ba2	600	708,000
Maxtor Corp.
6.80%, 04/30/10	B2	260	263,575

			2,070,075

Diversified Capital Goods – 0.3%
Tyco International Group SA (Luxembourg)
2.75%, 01/15/08 (l)	Baa3	1,000	1,406,250

Electronics – 1.0%
FLIR Systems, Inc.
3.00%, 06/01/10	B+ (d)	500	771,875
RF Micro Devices, Inc.
1.50%, 07/01/10	B- (d)	1,500	1,644,375

STMicroelectronics N.V. (Netherlands)	A3	1,000	952,921
Zero Coupon, 08/05/06 (l)
Teradyne, Inc.
3.75%, 10/15/06	B+ (d)	1,000	1,001,250

			4,370,421

Food - Wholesale – 0.8%
Bunge Ltd. Finance Corp.
3.75%, 11/15/07	Baa3	1,500	2,028,750
Nestle Holding, Inc. (Switzerland)
3.00%, 05/09/05 (l)	AAA (d)	1,500	1,582,500

			3,611,250

Gaming – 0.5%
International Game Technology
Zero Coupon, 01/29/33	Baa2	2,500	1,987,500

Health Services – 3.2%
Advanced Medical Optics
2.50%, 07/15/24 144A	B3	1,100	1,210,000
Fisher Scientific International, Inc.
2.50%, 10/01/10(a)	Ba2	3,000	4,289,999
Invitrogen, Corp.
1.50%, 10/05/04	NR	1,500	1,333,125
Lifepoint Hospital Holdings, Inc.
4.50%, 06/01/09	B3	1,500	1,492,500
Medtronic, Inc.
1.25%, 10/05/04	A1	2,500	2,575,000
SFBC International, Inc.
2.25%, 08/15/24 144A	NR	1,250	1,218,750
Universal Health Services, Inc.
0.426%, 06/23/06	Baa3	2,500	1,462,500

			13,581,874

Hotels – 0.9%
Fairmont Hotels & Resorts, Inc. (Canada)
3.75%, 01/20/09 (a)(l)	NR	3,500	3,661,875

Household & Leisure Products – 0.3%
Costco Wholesale Corp.
Zero Coupon, 08/19/17	A3	1,500	1,425,000

Machinery – 0.4%
Agco Corp.
1.75%, 12/31/10	B1	1,370	1,659,413

Media - Broadcasting – 0.2%
Sinclair Broadcast Group, Inc.
4.875%, 01/15/11	B3	1,000	911,250

Media - Diversified – 1.2%
Disney, (Walt) Co.
2.125%, 04/15/08	Baa1	2,500	2,578,125
Liberty Media Corp.
3.25%, 03/15/31	Baa3	3,000	2,733,750

			5,311,875

Media - Services – 0.5%
Lamar Advertising Co.
2.875%, 12/31/10	B2	2,000	2,180,000

Metals/Mining Excluding Steel – 0.7%
Placer Dome, Inc.
2.75%, 10/15/23	BBB+ (d)	2,500	3,103,125

Oil Field Equipment & Services – 0.6%
Schlumberger Ltd.
1.50%, 06/01/23	A1	2,250	2,475,000

Pharmaceuticals – 2.2%
Allergan, Inc.
Zero Coupon, 11/06/07	A3	1,500	1,378,125
Amylin Pharmaceuticals, Inc.
2.50%, 04/15/11	NR	1,000	960,000
Cephalon, Inc.
2.50%, 12/15/06	B- (d)	2,000	1,955,000
Teva Pharmaceuticals Financial
0.375%, 11/18/07	BBB (d)	1,000	1,293,750
0.50%, 08/01/08	BBB (d)	800	773,000
Watson Pharmaceutical, Inc.
1.75%, 03/15/23	Ba1	3,000	2,992,500

			9,352,375

Software/Services – 1.6%
DSTSystems, Inc.
4.125%, 08/15/23	NR	2,000	2,412,500
EMC Corp.
4.50%, 04/01/07	BBB (d)	1,250	1,357,813
Manugistics Group, Inc.
5.00%, 11/01/07	NR	1,250	1,112,500
Mentor Graphics Corp.
6.875%, 06/15/07	NR	1,750	1,815,625

			6,698,438

Telecom - Wireless – 0.2%
Nextel Communications, Inc.
5.25%, 01/15/10(a)	Ba3	1,000	1,001,250

Telecommunications Equipment – 0.4%
LSI Logic Corp.
4.00%, 05/15/10	B (d)	2,000	1,797,500

TOTAL CONVERTIBLE BONDS (Cost $70,509,158)			72,010,236

ASSET BACKED SECURITY – 0.1%
Airlines
Continental Airlines, Inc., Pass Thru Cert., Series 974B
6.90%, 01/02/17
(Cost $414,869)	Ba2	475	378,477

		Shares
COMMON STOCK – 0.1%
Energy - Exploration & Production
Devon Energy Corp.
(Cost $298,834)		5,000	355,050

	Shares
PREFERRED STOCKS – 4.0%
Aerospace/Defense – 0.5%
Northrop Grumman Corp. 7.25%[CVT]	25,000	2,586,250

Automotive – 0.3%
Ford Motor Co. Capital Trust II 6.50%[CVT]	25,000	1,307,000

Beverages – 0.2%
Constellation Brands, Inc. 5.75% [CVT]	20,000	655,000

Electric - Distr/Trans – 0.5%
FPL Group, Inc. 8.00%[CVT]	35,000	1,958,950

Electric - Integrated – 0.3%
Dominion Resources, Inc. 9.50%[CVT]	20,000	1,091,000

Energy - Exploration & Production – 0.3%
Chesapeake Energy Corp. 6.00%[CVT]	14,000	1,120,000

Food & Drug Retailers – 0.2%
Albertson’s, Inc. 7.25%[CVT]	40,000	1,036,000

Forestry/Paper – 0.3%
Temple-Inland, Inc. 7.50%[CVT]	25,000	1,414,500

Health Services – 0.4%
Anthem, Inc. 6.00%[CVT]	4,000	400,400
Omnicare, Inc. 4.00%[CVT]	25,000	1,187,500

		1,587,900

Integrated Energy – 0.2%
Williams Cos., Inc. 5.50%[CVT]	10,000	710,000

Media - Broadcasting – 0.3%
Sinclair Broadcast Group, Inc. 6.00%[CVT]	30,000	1,206,900

Pharmaceuticals – 0.3%
Schering Plough Corp. 6.00%[CVT]	23,000	1,217,850

Printing & Publishing – 0.2%
Interpublic Group of Cos., Inc. Series A 5.375% [CVT]	25,000	1,038,250

TOTAL PREFERRED STOCK (Cost $16,675,672)		16,929,600

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 3.2%
Federal National Mortgage Assoc.
5.50%, 04/01/33 - 07/01/33	$8,015	8,141,004
6.00%, 05/01/33	5,010	5,192,704
7.00%, 11/01/31 - 03/01/32	481	510,764

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,793,283)		13,844,472

TOTAL LONG-TERM INVESTMENTS (Cost $392,369,993)		400,308,183

SHORT-TERM INVESTMENTS – 19.7%
Corporate Obligation – 0.4%
Natexis Banque NY
1.922%, 10/01/04 (b) (c)	1,830	1,829,596

Time Deposit
UBS Bank
1.98%, 10/01/04 (b)	79	79,204

	Shares
Non-Registered Investment Company – 13.7%
BlackRock Institutional Money Market Trust(b) (j)	58,385,790	58,385,790

Registered Investment Companies – 5.6%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	12,033,290	12,033,290
BlackRock Provident Institutional Funds TempFund Portfolio(j)	12,033,289	12,033,289

		24,066,579

TOTAL SHORT-TERM INVESTMENTS (Cost $84,361,169)		84,361,169

Total Investments — 113.2% (Cost $476,731,162 (p))		484,669,352
Liabilities in Excess of Other Assets — (13.2%)		(56,660,172)

Net Assets — 100.0%		$428,009,180

The following abbreviations are used throughout the Schedule of Investments:

CVT	Convertible Security

NR	Not Rated by Moody’s or Standard & Poor’s

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $58,768,269; cash collateral of $60,294,590 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(d)	Standard & Poor’s rating.
(j)	Security available to institutional buyers only.
(l)	U.S. dollar denominated foreign bonds.
(p)	The United States federal income tax basis of the Fund’s investments was $476,836,514; accordingly, net unrealized appreciation on investments for federal income tax purposes was $7,832,838 (gross unrealized appreciation - $14,636,746; gross unrealized depreciation - $6,803,908). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(q)	Indicates a provisional rating per Moody’s rating service.

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value
LONG-TERM INVESTMENTS – 54.6%
ASSET-BACKED SECURITIES – 5.4%
Bear Stearns Asset Backed Securities, Inc. Series 2001-A, Class AIII
1.92%, 02/15/31 (c)	Aaa	$905	$906,601
CDC Mortgage Capital Trust, Series 2002-HE2, Class A
1.905%, 01/25/33 (c)	Aaa	3,203	3,207,475
Citibank OMNI-S Master Trust Series 2002-1, Class A
1.86%, 02/18/09 (c)	Aaa	20,700	20,706,709
Citibank OMNI-S Master Trust Series 2002-4, Class A
1.89%, 08/18/09 (c)	Aaa	23,000	23,037,838
Contimortgage Home Equity Loan Trust, Series 1997-5, Class A8
2.06%, 03/15/24 (c)	Aaa	397	397,119
Countrywide Asset-Backed Certificates, Series 2004-7, Class 2AV1
1.80%, 12/25/34 (c)	Aaa	15,800	15,795,055
EMC Mortgage Loan Trust, Series 2001-A, Class A
1.985%, 05/25/40 144A (c)	Aaa	12,068	12,091,973
Equity One ABS, Inc., Series 2004-2, Class AF1
1.725%, 07/25/34 (c)	Aaa	17,786	17,794,924
Fremont Home Loan Trust, Series 2004-2, Class 2A1
1.54%, 07/25/34 (c)	Aaa	6,000	5,993,904
Home Equity Mortgage Trust, Series 2004-4, Class A2
1.78%, 12/15/34 (c)	Aaa	12,700	12,689,916
NELNET Student Loan Trust, Series 2004-4, Class A1
1.92%, 10/25/04 (c)	Aaa	6,900	6,897,840
Novastar NIM Trust, Series 2004-N1, Class Notes
4.458%, 02/25/34 144A(cost $443,175; purchased 01/30/04) (g)	A-(d)	443	443,069
Wells Fargo Home Equity Trust, Series 2004-2, Class A31
2.00%, 09/25/34 (c)	Aaa	2,500	2,499,803

TOTAL ASSET-BACKED SECURITIES (Cost $122,436,331)			122,462,226

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.7%
Bank of America Mortgage Securities, Series 2004-1, Class 5A1
6.50%, 09/25/33	AAA(d)	1,543	1,565,450
Bear Stearns Trust, Series 2002-11, Class A-1
5.295%, 02/25/33 [ARM] (c)	Aaa	1,040	1,042,671
Bear Stearns Trust, Series 2002-11, Class A-2
5.378%, 01/25/33 [ARM] (c)	Aaa	3,140	3,175,646
Bear Stearns Trust, Series 2002-8, Class 3A
6.095%, 08/25/32 [ARM] (c)	Aaa	164	164,197

Bear Stearns Trust, Series 2002-9, Class 2A
5.295%, 10/25/32 [ARM] (c)	Aaa	464	467,355
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1
6.50%, 12/25/42	Aaa	2,918	3,085,322
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2
7.00%, 02/25/44	Aaa	906	969,338
Fannie Mae Whole Loan, Series 2004-W2, Class 5A
7.50%, 03/25/44	Aaa	936	1,017,428
Fannie Mae, Series 1993-70, Class Z
6.90%, 05/25/23	Aaa	250	262,913
Fannie Mae, Series 2002-55, Class KY
4.75%, 04/25/28	Aaa	173	172,999
Fannie Mae, Series 2002-56, Class MC
5.50%, 09/25/17	Aaa	514	527,152
Fannie Mae, Series 2003-122, Class TU
4.00%, 05/25/16	Aaa	770	777,845
Fannie Mae, Series 2003-25, Class KP
5.00%, 04/25/33	Aaa	23,663	23,357,354
Fannie Mae, Series 2003-33, Class PU
4.50%, 05/25/33	Aaa	787	789,007
Fannie Mae, Series 2003-63, Class A2
2.34%, 07/25/44	Aaa	420	419,845
Freddie Mac, Series 2064, Class ZA
6.50%, 05/15/28	Aaa	6,333	6,646,058
Freddie Mac, Series 2145, Class MZ
6.50%, 04/15/29	Aaa	14,278	14,914,160
Freddie Mac, Series 2378, Class PE
5.50%, 11/15/16	Aaa	665	692,809
Freddie Mac, Series 2504, Class L
5.50%, 03/15/15	Aaa	117	117,687
Freddie Mac, Series 2513, Class QK
5.00%, 08/15/28	Aaa	233	233,475
Freddie Mac, Series 2535, Class DT
5.00%, 09/15/16	Aaa	1,238	1,266,416
Freddie Mac, Series 2649, Class QA
3.50%, 03/15/10	Aaa	1,280	1,288,842
Freddie Mac, Series 2662, Class DG
5.00%, 10/15/22	Aaa	1,300	1,301,187
Freddie Mac, Series 2694, Class QH
4.50%, 03/15/32	Aaa	1,265	1,213,753
Freddie Mac, Series 2721, Class PE
5.00%, 01/15/23	Aaa	525	526,039
Freddie Mac, Series 2724, Class PT
3.75%, 05/15/16	Aaa	578	579,297
Freddie Mac, Series 2728, Class TC
4.00%, 02/15/23	Aaa	1,060	1,065,799
Freddie Mac, Series 2734, Class PG
5.00%, 07/15/32	Aaa	909	894,676
Freddie Mac, Series 2737, Class XG
4.00%, 11/15/22	Aaa	530	532,900
Freddie Mac, Series 2737, Class YD
5.00%, 08/15/32	Aaa	600	591,744

Freddie Mac, Series 2750, Class NB
4.00%, 12/15/22	Aaa	1,426	1,433,821
Freddie Mac, Series 2759, Class AU
3.50%, 05/15/19	Aaa	610	613,466
Freddie Mac, Series 2786, Class PA
3.50%, 10/15/10	Aaa	595	598,839
Government National Mortgage Assoc., Series 1998-24, Class Z
6.50%, 09/20/28	Aaa	391	408,071
GS Mortgage Securities Corp. II, Series 2001-1285, Class A2
6.526%, 08/15/18 144A	Aa1	2,000	2,240,711
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1
3.481%, 06/01/34 (c)	Aaa	17,981	17,855,523
Indymac Trust, Series 2001-H2, Class A2
6.572%, 01/25/32 [ARM] (c)	Aaa	281	281,907
Nationslink Funding Corp., Series 1999-SL, Class A4
6.654%, 11/10/30	Aaa	387	398,861
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
1.85%, 02/25/34	AAA(d)	3,057	3,057,286
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
1.70%, 02/25/19 (c)	AAA(d)	801	803,179
Residential Asset Securitization Trust, Series 2001-A1, Class A5
6.876%, 07/25/31	Aaa	5,057	5,052,886
Residential Funding Mortgage Securities, Series 2002-SA2, Class A1
5.614%, 09/25/32 (c)	Aaa	645	644,464
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z
9.95%, 08/01/17	AAA(d)	207	222,333
Structured Asset Securities Corp., Series 2002-1A, Class 4A
6.111%, 02/25/32 (c)	Aaa	357	359,330
Washington Mutual, Series 2002-AR11, Class A1
5.149%, 10/25/32 (c)	Aaa	2,749	2,790,781
Washington Mutual, Series 2004-CB1, Class 4A
6.00%, 05/25/34	Aaa	816	838,394

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $105,571,837)			107,259,216

CORPORATE OBLIGATIONS – 3.7%
Airlines – 0.2%
United Air Lines, Inc., Equipment Trust, Series 91C
10.36%, 11/13/12 144A (cost $8,052,232; purchased 01/03/96) (g)(i)	NR	6,925	3,220,125
United Air Lines, Inc., Equipment Trust, Series 91E
10.36%, 11/27/12 144A (cost $582,741; purchased 01/03/96) (g)(i)	NR	500	227,500
United Air Lines, Inc., Pass-Thru Cert., Series 91A2
10.02%, 03/22/14 144A (cost $1,000,630; purchased 03/01/95) (g)(i)	NR	1,000	477,215

			3,924,840

Automobile Manufacturers – 0.3%
Daimlerchrysler NA Holdings Corp., Notes
1.88%, 05/24/06 (c)	A3	5,900	5,924,686

Conglomerates – 0.1%
Altria Group, Inc., Debs.
7.75%, 01/15/27	Baa2	1,700	1,800,594

Entertainment & Leisure
Time Warner, Inc., Notes
8.11%, 08/15/06	Baa1	510	555,124

Financial Services – 1.5%
CIT Group, Inc., Sr. Notes
7.125%, 10/15/04	A2	7,000	7,010,604
Duke Capital Corp., Notes
4.302%, 05/18/06	Baa3	595	603,792
Ford Motor Credit Co., Notes
6.875%, 02/01/06	A3	431	451,151
Ford Motor Credit Co., Sr. Notes
5.80%, 01/12/09	A3	860	892,222
Gemstone Investor Ltd., Gtd. Notes
7.71%, 10/31/04 144A	Caa1	3,600	3,604,500
General Motors Acceptance Corp., Notes
6.75%, 01/15/06	A3	1,475	1,539,031
6.125%, 09/15/06	A3	780	815,795
4.375%, 12/10/07	A3	380	383,393
6.875%, 09/15/11	A3	510	535,739
Pemex Project Funding Master Trust, Gtd. Notes
8.50%, 02/15/08	Baa1	490	551,863
8.00%, 11/15/11	Baa1	2,700	3,061,125
8.625%, 02/01/22	Baa1	2,300	2,620,850
Phoenix Quake Ltd., Notes
4.05%, 07/03/08 144A (cost $1,200,000; purchased 06/18/03) (c)(g)	Baa3	1,200	1,244,172
Phoenix Quake Wind Ltd., Notes
4.05%, 07/03/08 144A (cost $1,200,000; purchased 06/18/03)(c) (g)	Baa3	1,200	1,244,172
5.10%, 07/03/08 144A (c)	Ba1	550	564,817
Qwest Capital Funding Corp., Gtd. Notes
7.25%, 02/15/11	Caa2	153	137,318
Sr. Wind Ltd., Notes, Series A1
6.96%, 11/10/04 144A (cost $4,000,000; purchased 04/30/01) (c)(g)	BB+(d)	4,000	4,046,360
Sr. Wind Ltd., Notes, Series A2
7.46%, 11/10/04 144A (cost $2,000,000; purchased 04/30/01)(c) (g)	BB+(d)	2,000	2,021,260
UFJ Finance Aruba AEC, Gtd. Notes
6.75%, 07/15/13	Baa1	2,900	3,220,824
Verizon Global Funding Corp., Notes
7.25% , 12/01/10	A2	900	1,039,028

			35,588,016

Oil & Gas – 0.6%
El Paso Corp., Sr. Notes
7.75%, 01/15/32	Caa1	14,940	13,109,850

Telecommunications – 0.8%
France Telecom SA, Notes (France)
8.20%, 03/01/06 (c) (l)	Baa2	5,000	5,343,025
GTE Hawaiian Telephone, Debs.
7.375%, 09/01/06	Aaa	585	625,862
Qwest Corp., Debs.
7.20%, 11/10/26	Ba3	8,950	7,853,624
8.875%, 06/01/31	Ba3	500	496,250
Qwest Corp., Notes
9.125%, 03/15/12 144A	Ba3	400	442,000
Sprint Capital Corp., Gtd. Notes
6.00%, 01/15/07	Baa3	3,500	3,706,784

			18,467,545

Utilities – 0.2%
AEP Texas Central Co., Notes
2.961%, 11/15/04 (c)	Baa2	1,600	1,600,840
Appalachian Power Co., Sr. Notes, Series E
4.80%, 06/15/05	Baa2	1,585	1,606,775
Cleveland Electric Co., Notes
7.13%, 07/01/07	Aaa	1,570	1,721,632

			4,929,247

TOTAL CORPORATE OBLIGATIONS (Cost $90,302,169)			84,299,902

FOREIGN GOVERNMENT BONDS – 2.5%
Republic of Brazil (Brazil)
2.063%, 04/15/06 [BRB] (c)	B2	2,378	2,375,187
11.50%, 03/12/08	B2	7,000	8,102,500
2.125%, 04/15/09	B2	118	115,521
2.125%, 04/15/09 [BRB] (c)	B2	1,041	1,022,359
11.00%, 01/11/12	B2	7,080	8,159,699
Republic of Panama (Panama)
9.375%, 01/16/23	Ba1	4,400	4,818,000
8.875%, 09/30/27	Ba1	400	422,000
Republic of Peru (Peru)
9.125%, 01/15/08	Ba3	3,000	3,400,500
9.125%, 02/21/12	Ba3	1,375	1,546,875
9.125%, 02/21/12	Ba3	6,500	7,312,500
9.875%, 02/06/15	Ba3	2,500	2,887,500
4.50%, 03/07/17	Ba3	4,000	3,535,200
Republic of South Africa (South Africa)
9.125%, 05/19/09	Baa2	800	950,000
United Mexican States (Mexico)
9.875%, 02/01/10	Baa2	600	741,300
8.375%, 01/14/11	Baa2	2,800	3,290,000
6.375%, 01/16/13	Baa2	2,490	2,628,195
8.125%, 12/30/19	Baa2	200	230,000
8.30%, 08/15/31	Baa2	5,100	5,814,000

TOTAL FOREIGN GOVERNMENT BONDS (Cost $51,330,004)			57,351,336

MUNICIPAL BONDS – 2.5%
California – 0.4%
Golden State Tobacco Securitization Corp. Series
6.25%, 06/01/33	A3		5,300	5,016,609
Ventura County California Community College District Series A
5.00%, 08/01/27	Aaa		3,355	3,443,840

				8,460,449

Illinois – 0.1%
Chicago Illinois Refunding-Emergency Telephone System
5.25%, 01/01/13	Aaa		2,000	2,245,480
Illinois State Taxable-Pension General Obligation Bond
4.95%, 06/01/23	Aa3		570	547,810

				2,793,290

Maryland – 0.3%
Prince George’s Country Maryland General Obligation Bond Series B
5.00%, 10/01/13	Aa2		5,570	6,227,817

Nevada – 0.5%
Las Vegas Water Authority (MBIA Insured) Series B
5.00%, 06/01/25	Aaa		3,840	3,966,989
5.00%, 06/01/26	Aaa		7,000	7,169,050
5.00%, 06/01/27	Aaa		2,200	2,248,642

				13,384,681

New Jersey – 0.1%
City of Trenton General Obligation Bond
4.80%, 04/01/14	Aaa		990	996,168
Jersey City Municipal Utilities Authority Water Revenue Bond Series A
4.81%, 05/15/14	Aaa		1,000	999,950

				1,996,118

New Mexico
Jicarilla New Mexico Apache Nation Revenue Bond
3.85%, 12/01/08	AAA	(d)	435	434,817
New York – 0.1%
New York City Transitional Financial Authority Series E
5.00%, 02/01/28	Aa2		1,200	1,227,804

Oregon
Portland Oregon River District Urban Renewal and Redevelopment Revenue Bonds Series B
3.35%, 06/15/10	Aaa		1,020	967,511

Texas – 0.2%
Lower Colorado River Authority Texas
5.00%, 05/15/31	Aaa		5,000	5,066,050

Washington – 0.3%
Energy Northwest Washington Electric, Series A
5.50%, 07/01/13	Aa1		3,300	3,766,356
5.50%, 07/01/14	Aa2		2,600	2,979,626

				6,745,982

Wisconsin – 0.5%
Badger Tobacco Asset Securitization Corp.
6.00%, 06/01/17	A3		10,100	9,786,092
Wisconsin State General Revenue Bond
5.70%, 05/01/26	Aaa		510	528,646

				10,314,738

TOTAL MUNICIPAL BONDS (Cost $57,237,197)				57,619,257

PRIVATE PLACEMENT
CCCA LLC
7.80%, 10/15/08 144A(cost $1,063,956; purchased 05/21/02) (g) (Cost $1,063,956)	AAA	(d)	1,000	1,099,322

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 22.0%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/18 - 05/01/34			$9,046	9,188,339
5.50%, 01/01/34			3,717	3,774,167
6.00%, 02/01/16 - 02/01/33			10,210	10,611,596
8.25%, 08/01/17			21	22,739

				23,596,841

Federal National Mortgage Assoc.
3.437%, 01/01/24 (c)			17	16,527
3.627%, 08/01/29 (c)			321	326,647
3.936%, 05/01/36 (c)			18,272	18,675,845
4.285%, 11/01/35 (c)			5,659	5,811,157
4.50%, 09/01/18 - 09/01/33			768	757,392
4.50% [TBA]			1,190	1,185,909
4.537%, 01/01/28 (c)			234	238,890
5.00%, 10/01/08 - 04/01/34			69,675	70,556,370
5.00%, [TBA]			191,940	193,266,639
5.50%, 08/01/16 - 06/01/34			65,595	67,841,421
5.50% [TBA]			45,900	46,516,804
6.00%, 08/01/13 - 01/01/34			32,852	34,475,032
6.375%, 01/01/09			1,838	1,995,882
6.50%, 09/01/16 - 11/01/33			1,678	1,772,569

				443,437,084

Government National Mortgage Assoc.
2.75%, 01/20/32 - 02/20/32 (c)			12,065	11,900,128
3.00%, 05/20/34 - 06/20/34			1,877	1,844,749
3.25%, 04/20/30 - 05/20/30 (c)			480	479,626
3.375%, 03/20/17 - 02/20/27 (c)			4,882	4,871,804
3.50%, 07/20/30 (c)			3,254	3,248,204
4.00%, 10/20/29 - 11/20/29 (c)			5,525	5,610,755
4.625%, 10/20/23 - 12/20/26 (c)			2,115	2,168,351
4.75%, 08/20/23 - 09/20/24 (c)			1,329	1,363,031

6.00%, 01/15/34	199	206,818
7.00%, 02/15/24	19	20,044

		31,713,510

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $496,007,362)		498,747,435

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.9%
Small Business Administration
7.449%, 08/01/10	1,754	1,944,487
6.344%, 08/01/11	12,714	13,657,719
4.915%, 09/10/13	13,600	13,835,524
5.13%, 09/01/23	1,622	1,665,275
5.52%, 06/01/24	10,580	11,036,670

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,270,097)		42,139,675

U.S. TREASURY OBLIGATIONS – 11.7%
U.S. Treasury Inflationary Bonds [TIPS]
3.375%, 01/15/07 (c)(k)	6,100	7,793,628
3.625%, 01/15/08	4,300	5,530,387
3.875%, 01/15/09 (c)	61,200	79,592,189
4.25%, 01/15/10 (c)	8,100	10,586,215
3.50%, 01/15/11	11,900	14,661,932
3.375%, 01/15/12 (c)	2,400	2,901,619
3.00%, 07/15/12 (c)	19,400	22,636,312
U.S. Treasury Notes
2.50%, 09/30/06	120,900	120,677,906

TOTAL U.S. TREASURY OBLIGATIONS (Cost $260,874,715)		264,380,188

RIGHTS* – 0.1%	Units
United Mexican States Value Recovery
Series C (Mexico)	49,719	1,006,810
Series D (Mexico)	49,629	1,228,317
Series E (Mexico)	33,910	737,543

TOTAL RIGHTS (Cost $703,737)		2,972,670

TOTAL LONG-TERM INVESTMENTS (Cost $1,225,797,405)		1,238,331,227

	Principal Amount (000)
SHORT-TERM INVESTMENTS – 57.5%
Bank Loan – 0.3%
Morgan Stanley
1.865%, 08/19/05 144A(cost $6,300,000; purchased 06/28/04) (g)	$6,300	6,295,811

Certificates of Deposit – 7.9%
Bank of America
1.62%, 11/02/04	43,700	43,699,922
1.64%, 11/10/04	100	100,000
Citibank NA
1.64%, 11/08/04	20,000	19,999,947
1.75%, 12/07/04	25,400	25,399,906
1.805%, 12/10/04	22,600	22,599,920
Wells Fargo
1.60%, 10/04/04	44,300	44,300,000
1.61%, 10/05/04	300	300,000
1.65%, 10/07/04	22,400	22,400,000
1.70%, 10/18/04	500	500,000
1.78%, 11/12/04	300	300,000

		179,599,695

Commercial Paper – 15.1%
Altria-Philip Morris Group, Inc.
2.394%, 11/03/04 (c)	3,000	3,000,000
Bank of Ireland
1.84%, 12/17/04 144A(cost $29,383,901; purchased 09/20/04) (h)	29,500	29,382,393
1.96%, 01/27/05 144A(cost $39,146,877; purchased 09/27/04) (h)	39,400	39,144,732
Danske Corp.
1.685%, 11/29/04	62,100	61,925,650
1.79%, 12/20/04	6,600	6,573,419
1.845%, 12/20/04	400	398,340
Ford Motor Co.
2.52%, 04/07/05	11,400	11,249,178
General Motors Acceptance Corp.
2.404%, 03/22/05	3,800	3,756,100
2.495%, 04/05/05	2,500	2,467,600
2.535%, 04/05/05	2,300	2,269,714
HBOS Treasury Services PLC
1.32%, 10/01/04	200	200,000
1.955%, 01/25/05	43,200	42,925,518
1.96%, 01/25/05	1,800	1,788,534
Royal Bank of Scotland PLC
1.595%, 10/18/04	14,400	14,388,973
1.63%, 10/25/04	7,400	7,391,825
1.69%, 11/29/04	45,900	45,770,751
1.78%, 12/10/04	800	797,192
1.835%, 12/20/04	400	398,349
UBS Finance (DE) LLC, Inc.
1.57%, 10/25/04	14,500	14,484,570
1.63%, 11/16/04	29,600	29,537,322
1.69%, 11/29/04	600	598,310
1.70%, 11/30/04	100	99,712
1.85%, 12/21/04	300	298,736
1.835%, 12/22/04	24,000	23,898,463

		342,745,381

U.S. Government Agency Obligations – 26.0%
Federal Home Loan Bank
1.58%, 10/04/04	10,000	9,998,683
1.49%, 10/08/04	3,800	3,798,899
1.74%, 10/20/04	63,000	62,942,146
Federal Home Loan Mortgage Corp.
1.52%, 10/13/04	16,100	16,091,421
1.50%, 10/19/04	13,900	13,889,401
1.53%, 11/01/04	12,900	12,882,721
1.54%, 11/08/04	22,000	21,963,642
1.545%, 11/12/04	22,000	21,958,362
1.555%, 11/12/04	21,900	21,858,283
1.57%, 11/15/04	15,000	14,970,072
1.57%, 11/24/04	22,000	21,945,510

Federal National Mortgage Assoc.
1.53%, 10/20/04	8,700	8,692,611
1.535%, 10/20/04	21,900	21,881,340
1.545%, 10/20/04	1,300	1,298,885
1.565%, 10/20/04	21,800	21,781,062
1.585%, 10/27/04	8,700	8,689,526
1.69%, 11/08/04	22,800	22,759,327
1.615%, 11/17/04	22,600	22,549,884
1.63%, 11/17/04	22,600	22,549,418
1.57%, 11/22/04	37,800	37,712,849
1.70%, 12/01/04	22,500	22,434,125
1.705%, 12/01/04	200	199,413
1.75%, 12/08/04	22,800	22,723,525
1.752%, 12/08/04	22,800	22,723,416
1.76%, 12/08/04	62,600	62,388,829
1.765%, 12/08/04	22,700	22,623,208
1.79%, 12/15/04	45,800	45,626,927

		588,933,485

U.S. Treasury Obligations – 7.9%
U.S. Treasury Bills
1.465%, 11/04/04 (n)	109,200	109,038,489
1.575%, 12/02/04 (k)(n)	2,680	2,672,613
1.535%, 12/16/04 (n)	58,200	58,008,918
1.63%, 12/16/04 (k)(n)	6,360	6,337,827
1.63%, 12/16/04 (n)	500	498,257
1.64%, 12/16/04 (k)(n)	680	677,615
1.649%, 12/16/04 (k)(n)	220	219,224
1.658%, 12/16/04 (k)(n)	70	69,752
1.669%, 12/16/04 (k)(n)	1,020	1,016,360

		178,539,055

	Shares
Registered Investment Companies – 0.3%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	3,211,164	3,211,164
BlackRock Provident Institutional Funds TempFund Portfolio (j)	3,211,164	3,211,164

		6,422,328

TOTAL SHORT-TERM INVESTMENTS (Cost $1,302,596,956)		1,302,535,755

Total Investments, Before Outstanding Options Written — 112.1% (Cost $2,528,394,361)		2,540,866,982

	Number of Contracts/ Swap Notional Amount (000)
OUTSTANDING OPTIONS WRITTEN - (0.4)%
Call Options – (0.4)%
Swap 3-Month LIBOR & Fixed, Strike Price 5.20%, Expires 11/02/04*	$31,400	(1,892,666)
Swap 3-Month LIBOR & Fixed, Strike Price 5.50%, Expires 01/07/05*	2,450	(1,783,796)
Swap 3-Month LIBOR & Fixed, Strike Price 6.00%, Expires 06/09/05*	38,300	(3,521,685)
Swap 3-Month LIBOR & Fixed, Strike Price 6.00%, Expires 10/19/04*	9,400	(1,037,986)
Swap 3-Month LIBOR & Fixed, Strike Price 7.00%, Expires 10/07/04*	9,100	0
U.S. Treasury Note Futures, Strike Price 114, Expires 11/26/04*	147,100	(850,422)

		(9,086,555)

Put Options
3-Month Euro-Euribor Interest Futures, Strike Price 97.00, Expires 12/13/04*	860	0
3-Month LIBOR Rate Futures, Strike Price 94.25, Expires 06/15/05*	1,340	6,062
Swap 3-Month LIBOR & Fixed, Strike Price 6.00%, Expires 10/19/04*	9,400	0
Swap 3-Month LIBOR & Fixed, Strike Price 6.70%, Expires 06/09/05*	22,300	(20,650)
Swap 3-Month LIBOR & Fixed, Strike Price 6.70%, Expires 11/02/04*	31,400	0
Swap 3-Month LIBOR & Fixed, Strike Price 7.00%, Expires 01/07/05*	24,500	(49)
U.S. Treasury Note Futures, Strike Price 110, Expires 11/26/04*	67,300	(199,797)
U.S. Treasury Note Futures, Strike Price 111, Expires 11/26/04*	32,200	(166,031)

		(380,465)

TOTAL OUTSTANDING OPTIONS WRITTEN
(Premium Received $7,716,560)		(9,467,020)

Total Investments, Net of Outstanding Options Written - 111.7% (Cost $2,520,677,801 (p))		2,531,399,962
Liabilities in Excess of Other Assets — (11.7%)		(265,821,389)

Net Assets — 100.0%		$2,265,578,573

The following abbreviations are used throughout the Schedule of Investments:

ARM	Adjustable Rate Mortgage Security
BRB	Brady Bond
BRC	Brazilian Real
CLP	Chilean Peso
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KOR	Korean Won
MXP	Mexican Peso
NR	Not Rated by Moody’s or Standard & Poor’s
PEN	Peruvian Sol
PLZ	Polish Zloty
RUB	Russian Rouble
SGD	Singapore Dollar
SKK	Slovak Koruna
TBA	Securities purchased on a forward commitment basis
TIPS	Treasury Inflation Protection Securities
TWD	Taiwan Dollar

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $20,394,232. The aggregate value, $24,840,285 represents 1.10% of net assets.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $68,530,778. The aggregate market value of $68,527,125 is approximately 3.02% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities with an aggregate market value of $13,931,972 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at September 30, 2004	Unrealized Appreciation (Depreciation)
Long Positions:
80	Euro-Bobl	Dec 04	$11,054,627	$11,077,687	$23,060
1,651	Euro-Bund	Dec 04	237,278,238	237,146,060	(132,178)
322	Euro Dollar	Dec 04	78,651,588	78,644,475	(7,113)
32	Euro Dollar	Jun 05	7,783,038	7,777,600	(5,438)
1,072	Euro Dollar	Sep 05	260,287,563	259,933,200	(354,363)
215	Euro Dollar	Dec 05	51,750,038	52,003,125	253,087
475	Euro Euribor Interest Rate	Jun 05	143,219,359	143,734,475	515,116
420	Euro Euribor Interest Rate	Sep 05	126,499,018	126,882,879	383,861
459	Euro Euribor Interest Rate	Dec 05	138,399,820	138,401,198	1,378
218	U.S. Treasury 5 Year Note	Dec 04	24,152,313	24,143,500	(8,813)
3,195	U.S. Treasury 10 Year Note	Dec 04	358,124,597	359,836,875	1,712,278
193	U.S. Treasury 20 Year Bond	Dec 04	21,765,656	21,658,219	(107,437)
25	Japanese Government 10 Year Bond	Dec 04	30,963,031	31,295,649	332,618

					2,606,056

(l)	U.S. dollar denominated foreign bonds.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $2,528,400,447; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,466,535 (gross unrealized appreciation - $22,576,496; gross unrealized depreciation - $10,109,961). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Interest rate swap agreements outstanding at September 30, 2004:

Description	Expiration Month	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Receive variable rate payments on the Lehman Commercial Mortgage Backed Securities Index and pay fixed rate payment of 1.49% for the initial calculation period and variable rate payments thereafter on the one month LIBOR-BBA floating rate. (2)	Apr 05		$4,200	$4

Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (cost $15,826; purchased on 07/06/04) (g) (1)	Dec 06		2,700	(61,805)

Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (cost ($4,637,538); purchased on 07/08/04) (g) (1)	Dec 09		221,300	5,437,719

Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (cost ($2,998,842); purchased on 07/07/04) (g) (7)	Dec 09		104,900	3,372,894

Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (cost $410,751; purchased on 09/22/04) (g) (6)	Dec 14		9,900	(121,303)

Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (cost $611,079; purchased on 09/22/04) (g) (3)	Dec 14		14,700	(181,292)

Receive fixed rate payments of 6.00% and pay variable rate payments on the three month LIBOR-BBA floating rate. (7)	Dec 24		27,700	(1,254,098)

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost ($4,768); purchased on 03/15/02) (g) (4)	Mar 17	EUR	2,000	68,992

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost ($22,063); purchased 02/12/02) (g) (3)	Mar 17	EUR	15,000	503,748

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $62,540; purchased 05/15/02) (g) (7)	Mar 32	EUR	5,300	164,307

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $41,291; purchased 03/15/02) (g) (4)	Mar 32	EUR	6,600	241,198

Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $948,171; purchased on 07/02/2004) (g) (4)	Jun 34	EUR	23,000	568,440

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $17,837; purchased 03/15/02) (g) (4)	Mar 17	GBP	1,200	(6,539)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $38,858; purchased 03/14/02) (g) (7)	Mar 17	GBP	2,500	(15,321)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $68,356; purchased 02/12/02) (g) (3)	Mar 17	GBP	6,800	(4,336)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (4)	Mar 32	GBP	3,600	(50,393)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (7)	Mar 32	GBP	3,100	(71,502)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%. (1)	Mar 32	GBP	10,500	(276,349)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (4)	Jun 34	GBP	1,300	(16,476)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (7)	Jun 34	GBP	4,300	(77,291)

Receive fixed rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (6)	Jun 12	JPY	1,050,000	(251,107)

Receive fixed rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%. (1)	Jun 12	JPY	1,625,000	(497,370)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (3)	Jun 12	JPY	130,000	(40,692)

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%. (3)	Jun 12	JPY	387,100	(58,331)

				$7,373,097

Broker/Counterparty:

(1) Barclays Bank PLC

(2) Citigroup

(3) Goldman Sachs

(4) J.P. Morgan Chase & Co.

(5) Merrill Lynch

(6) Morgan Stanley

(7) UBS - Warburg

Credit default swap agreements outstanding at September 30, 2004:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 1.10% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased 06/07/04) (g) (5)	Jun 05	$1,200	$5,175

Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased 05/30/03) (g) (6)	Jun 05	500	4,669

Receive a fixed rate equal to 0.98% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30. (cost $0; purchased 05/30/03) (g) (4)	Aug 05	3,300	4,306

			$14,150

Broker/Counterparty

(4) J.P. Morgan Chase & Co.

(5) Merrill Lynch

(6) Morgan Stanley

Foreign currency exchange contracts outstanding at September 30, 2004:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Oct 04	Buy	BRC	1,303,830	$414,506	$456,044	$41,538
Nov 04	Buy	BRC	1,361,634	442,448	476,262	33,814
Dec 04	Buy	BRC	1,500,000	497,100	524,659	27,559
Nov 04	Buy	CLP	379,821,750	593,248	621,768	28,520
Dec 04	Buy	CLP	303,010,000	492,360	496,027	3,667
Oct 04	Buy	GBP	1,093,000	1,937,613	1,975,336	37,723
Oct 04	Buy	HKD	3,512,275	451,583	450,775	(808)
Nov 04	Buy	HKD	3,561,866	457,794	457,512	(282)
Dec 04	Buy	HKD	3,886,800	499,531	499,592	61
Dec 04	Buy	IDR	34,231,540	747,841	744,163	(3,678)
Oct 04	Buy	JPY	3,320,000,000	30,090,577	30,228,932	138,355
Oct 04	Buy	KOR	523,611,000	448,549	454,704	6,155
Nov 04	Buy	KOR	533,341,000	458,968	463,153	4,185
Dec 04	Buy	KOR	590,000,000	512,801	512,356	(445)
Nov 04	Buy	MXP	4,869,827	421,885	423,500	1,615
Dec 04	Buy	MXP	5,605,500	482,297	485,634	3,337
Nov 04	Buy	PEN	2,317,775	682,595	693,840	11,245
Dec 04	Buy	PEN	1,739,500	517,246	520,730	3,484
Nov 04	Buy	PLZ	1,659,488	463,143	469,043	5,900
Dec 04	Buy	PLZ	1,664,717	463,000	468,699	5,699
Oct 04	Buy	RUB	12,835,460	435,654	439,223	3,569
Nov 04	Buy	RUB	13,057,580	440,688	446,824	6,136
Dec 04	Buy	RUB	15,238,333	516,992	521,448	4,456
Oct 04	Buy	SGD	761,437	443,779	452,361	8,582
Nov 04	Buy	SGD	774,318	452,712	460,171	7,459
Dec 04	Buy	SGD	852,375	505,111	506,732	1,621
Nov 04	Buy	SKK	14,838,569	450,164	459,948	9,784
Dec 04	Buy	SKK	16,715,000	512,022	518,112	6,090
Nov 04	Buy	TWD	15,168,502	446,132	446,526	394
Dec 04	Buy	TWD	16,605,000	491,635	488,813	(2,822)

				$45,769,974	$46,162,887	$392,913

Sale Contracts

Settlement Month	Type		Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Oct 04	Sell	EUR	13,215,000	$16,043,009	$16,422,011	$(379,002)

AST PIMCO Limited Maturity Bond Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value
LONG-TERM INVESTMENTS – 32.2%
ASSET-BACKED SECURITIES – 5.9%
Advanta Mortgage Loan Trust, Series 1994-4, Class A
1.99%, 11/25/29 (c)	Aaa	$2,106	$2,106,891
Argent Securities Inc., Series 2004-W11, Class A2
2.02%, 09/25/34 (c)	Aaa	4,300	4,300,000
Bear Stearns Asset Backed Securities, Inc., Series 2003-3, Class A1
1.815%, 10/25/04 (c)	Aaa	1,941	1,943,034
Chase Credit Card Master Turst, Series 2002-2, Class A
1.81%, 07/16/07 (c)	Aaa	4,300	4,303,924
Chase Fund Loan Acquisition Trust, Series 2001-C2, Class 11A1
2.08%, 07/25/30 (c)	Aaa	315	314,918
Citibank Omni-S Master Trust, Series 2002-5, Class A
2.14%, 11/17/09 (c)	Aaa	4,300	4,306,417
Credit Suisse First Boston USA, Inc. Series 2002-HE1, Class A2
1.985%, 08/25/32 (c)	Aaa	579	579,903
Credit Suisse First Boston USA, Inc., Series 2001-HE3, Class A2
1.965%, 07/25/32 (c)	Aaa	567	568,584
Credit Suisse First Boston USA, Inc., Series 2002, Class P-3A
1.964%, 09/27/32 144A (c)	Aaa	6,442	6,414,374
First Franklin Mortgage Loan, Series 2003-FF5, Class A2
2.82%, 03/25/34 (c)	Aaa	1,475	1,477,579
Master Asset Backed Securities Trust, Series 2004-WMC1, Class A4
1.715%, 10/25/04 (c)	Aaa	2,207	2,208,764
NELNET Student Loan Trust, Series 2004-4, Class A1
1.92%, 10/25/04 (c)	Aaa	2,600	2,599,186
Novaster Home Equity Loan, Series 2001-2, Class A2
1.945%, 09/25/31 (c)	Aaa	433	433,940
Park Place Securities, Inc., Series 2004-MCW1, Class A3
1.958%, 08/25/34 (c)	Aaa	1,500	1,499,766
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A
2.118%, 11/25/34 (c)	Aaa	2,200	2,198,969
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AIIB
1.945%, 10/25/04 (c)	Aaa	2,052	2,055,547
Residential Asset Mortgage Products, Inc., Series 2004-RS9, Class AII1
1.96%, 10/25/04 (c)	Aaa	4,400	4,398,451

Residential Asset Securities Corp., Series 2001-KS3, Class AII
1.845%, 10/25/04 (c)	Aaa		411	411,344
Saco I, Inc., Series 2004-2, Class A2
2.03%, 11/01/34 144A (cost $2,300,000; purchased 09/30/04)(c) (g)	Aaa		2,300	2,300,000
Student Loan Trust, Series 2002-6, Class A2
1.90%, 12/15/04 (c)	Aaa		816	816,671
SVO Timeshare Mortgage Corp., Series 2001-AA, Class A
5.47%, 10/20/13 144A (c)	Aaa		2,159	2,210,777
Wells Fargo Home Equity Trust, Series 2004-2, Class
2.01%, 02/25/18 (c)	Aaa		3,500	3,497,536

TOTAL ASSET-BACKED SECURITIES (Cost $50,921,063)				50,946,575

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.8%
Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.606%, 10/20/32 (c)	AAA	(d)	2,376	2,411,001
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.915%, 01/25/34 (c)	Aaa		3,933	3,962,449
Bear Stearns Alt-A Trust, Series 2003-7, Class IIA1
1.895%, 12/30/33 (c)	Aaa		1,705	1,705,926
Bear Stearns Trust, Series 2002-2, Class IIIA
6.936%, 06/25/31 [ARM] (c)	Aaa		243	249,976
Countrywide Alternative Loan, Trust Series 2003-J3, Class 2A1
6.25%, 12/25/33	AAA	(d)	2,172	2,210,471
Countrywide Home Loans, Series 1999-9, Class A1
6.50%, 08/25/29	AAA	(d)	420	420,152
Countrywide Home Loans, Series 2003-R4, Class 1A1B
4.879%, 07/25/19 144A	Aaa		1,128	1,132,721
Countrywide Home Loans, Series 2003-R4, Class 2A
6.50%, 01/25/34 144A	Aaa		1,638	1,701,819
Credit Suisse First Boston USA, Inc., Series 2003-8, Class 5A1
6.50%, 04/25/33 (c)	Aaa		994	1,011,341
Fannie Mae Whole Loan, Series 2003-W15, Class 2A2
1.88%, 08/25/43 (c)	Aaa		965	964,781
Fannie Mae, Series 1988-22, Class A
3.008%, 08/25/18 (c)	Aaa		20	19,576
Fannie Mae, Series 1996-39, Class H
8.00%, 11/25/23	Aaa		225	236,375
Fannie Mae, Series 2002-76, Class PD
5.00%, 08/25/22	Aaa		2,011	2,021,751
Fannie Mae, Series 2003-54, Class TH
3.50%, 05/25/09	Aaa		2,692	2,707,964
Fannie Mae, Series 2004-41, Class PB
3.50%, 04/25/17	Aaa		2,274	2,283,684
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-57, Class 1A1
6.50%, 07/25/43	Aaa		7,986	8,444,686

Federal Home Loan Mortgage Corp., Structured Pass	Aaa		4,580	4,908,904
Through Securities, Series T-59, Class 1A2
7.00%, 10/25/43
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A
2.06%, 08/15/32 (c)	Aaa		10,726	10,732,663
Freddie Mac, Series 2538, Class CA
5.00%, 04/15/16	Aaa		3,888	3,956,915
Government National Mortgage Assoc., Series 1998-15, Class C
6.50%, 06/20/28	Aaa		5,482	5,725,246
GSMPS Mortgage Loan Trust, Series 2003-3, Class A1
7.00%, 07/25/43 144A	AAA	(d)	2,532	2,657,436
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1
3.481%, 06/01/34 (c)	Aaa		1,610	1,598,412
Mellon Residential Funding Corp., Series 1998-2, Class A14
6.75%, 01/25/13	AAA	(d)	17	16,985
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class B
7.179%, 06/15/21 (c)	Aaa		336	347,867
Residential Funding Mortgage Securities, Series 2002-SA2, Class A1
5.614%, 09/25/32 (c)	Aaa		1,336	1,334,921
Structured Asset Securities Corp., Series 2001-13, Class 2A
7.00%, 10/25/16	Aaa		787	802,831
Travelers Mortgage Securities Corp., Series 1984-1, Class Z2
12.00%, 03/01/14	Aaa		410	421,403
Washington Mutual, Series 2002-AR11, Class A1
5.149%, 10/25/32 (c)	Aaa		2,749	2,790,781
Washington Mutual, Series 2002-AR2, Class A
2.958%, 10/25/04 (c)	Aaa		846	848,889

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,108,597)				67,627,926

CONVERTIBLE BOND – 0.1%
Time Warner, Inc.	Baa2
Zero Coupon, 10/24/04 (Cost $1,024,643)			1,600	1,028,000

CORPORATE OBLIGATIONS – 11.8%
Airlines – 0.3%
United Air Lines, Inc., Pass-Thru Cert., Series 01-1
6.831%, 09/01/08	NR		1,800	157,935
6.932%, 09/01/11	NR		1,100	287,118
United Air Lines, Inc., Pass-Thru Cert., Series 97A 1.535%, 12/02/04	NR		3,099	2,543,029

				2,988,082

Automobile Manufacturers – 0.6%
DaimlerChrysler NA Holding Co., Notes 7.40%, 01/20/05	A3		4,960	5,033,830

Cable Television – 0.2%
Continental Cablevision, Inc., Sr. Notes
8.875%, 09/15/05	Baa3	400	422,161
Rogers Cablesystems of America, Inc., Sr. Notes, Series B (Canada)
10.00%, 03/15/05 (l)	Ba2	880	909,700

			1,331,861

Conglomerates – 0.6%
Tyco International Group, Gtd. Notes (Luxembourg)
6.375%, 06/15/05 (l)	Baa3	4,670	4,790,691

Entertainment & Leisure – 0.4%
Time Warner, Inc., Notes
7.75%, 06/15/05	Baa1	3,600	3,713,904

Financial - Bank & Trust – 0.3%
Household Finance Corp., Notes
6.70%, 10/19/04	A1	2,300	2,396,970

Financial Services – 1.8%
Ford Motor Credit Co., Notes
7.60%, 08/01/05	A3	5,700	5,920,197
6.875%, 02/01/06	A3	4,000	4,187,016
General Motors Accept Corp., Notes
2.595%, 11/18/04 (c)	A3	5,100	5,113,984

			15,221,197

Hotels & Motels – 0.5%
MGM Grand, Inc., Notes	Ba1	2,400	2,442,000
6.95%, 02/01/05
Park Place Entertainment, Sr. Notes
8.50%, 11/15/06	Ba1	1,760	1,947,000

			4,389,000

Oil & Gas – 0.8%
Centerpoint Energy, Notes
8.125%, 07/15/05	Ba1	1,950	2,030,087
Kerr-McGee Corp., Gtd. Notes
5.375%, 04/15/05	Baa3	2,000	2,029,324
Pioneer Natural Resources, Sr. Notes
8.875%, 04/15/05	Ba1	2,420	2,496,728

			6,556,139

Paper & Forest Products – 0.1%
Georgia-Pacific Corp., Notes
7.50%, 05/15/06	Ba3	900	956,250

Restaurants – 0.3%
Yum! Brands, Inc., Sr. Notes
7.45%, 05/15/05	Ba1	2,500	2,570,718

Retail & Merchandising – 0.1%
Delhaize America, Inc., Gtd. Notes
7.375%, 04/15/06	Ba1	740	787,951

Telecommunications – 2.8%
British Telecom PLC, Notes (United Kingdom)
7.875%, 12/15/05 (l)	Baa1	8,400	8,899,985
Deutsche Telekom International Finance Corp., Gtd. Notes (Germany)
8.25%, 06/15/05 (l)	Baa2	5,000	5,194,175

France Telecom SA, Notes (France)
8.20%, 03/01/06 (c) (l)	Baa2	2,500	2,671,513
Qwest Corp., Notes
6.625%, 09/15/05	Ba3	800	826,000
SBC Communications, Inc., Notes
4.206%, 06/05/21 144A	A1	4,470	4,523,801
Sprint Capital Corp., Gtd. Notes
7.90%, 03/15/05	Baa3	2,170	2,223,347

			24,338,821

Utilities – 3.0%
AEP Texas Central Co., Notes
2.961%, 11/15/04 (c)	Baa2	10,000	10,005,249
Dominion Resources, Inc., Sr. Notes, Series B
7.625%, 07/15/05	Baa1	2,500	2,596,295
Niagara Mohawk Power Corp., Notes
7.75%, 05/15/06	Baa2	4,590	4,927,374
Ohio Edison Co., Sr. Notes
4.00%, 05/01/08	Baa2	1,205	1,208,355
Pacific Gas & Electric, Notes
2.30%, 04/03/06 (c)	Baa2	2,510	2,512,490
TXU Corp., Sr. Notes
6.375%, 06/15/06	Ba1	167	175,642
TXU Energy Co., Sr. Notes
6.125%, 03/15/08	Baa2	5,000	5,356,030

			26,781,435

TOTAL CORPORATE OBLIGATIONS (Cost $102,672,288)			101,856,849

FOREIGN GOVERNMENT BONDS – 2.8%
Republic of Brazil (Brazil)
2.125%, 10/15/04 [BRB] (c)	B1	161	150,108
2.065%, 04/15/06 [BRB] (c)	B2	3,648	3,644,298
2.125%, 04/15/09 [BRB] (c)	B2	829	814,421
12.00%, 04/15/10	B2	700	837,550
11.00%, 01/11/12	B2	2,000	2,305,000
8.00%, 04/15/14 [BRB]	B2	2,310	2,299,531
Republic of Panama (Panama)
9.625%, 02/08/11	Ba1	3,000	3,457,500
9.375%, 07/23/12	Ba1	1,000	1,137,500
8.875%, 09/30/27	Ba1	900	949,500
Republic of Peru (Peru)
9.125%, 01/15/08	Ba3	1,200	1,360,200
9.125%, 02/21/12	Ba3	875	984,375
9.125%, 02/21/12	Ba3	500	562,500
9.875%, 02/06/15	Ba3	1,000	1,155,000
5.00%, 03/07/17	Ba3	484	445,280
Republic of South Africa (South Africa)
9.125%, 05/19/09	Baa2	2,650	3,146,875
United Mexican States (Mexico)
11.375%, 09/15/16	Baa2	150	221,250
8.125%, 12/30/19	Baa2	850	977,500

TOTAL FOREIGN GOVERNMENT BONDS (Cost $21,725,894)			24,448,388

	Units
RIGHTS*
United Mexican States Value Recovery
Series C (Mexico)	5,500	111,375
Series D (Mexico)	5,500	136,125
Series E (Mexico)	5,500	119,625

TOTAL RIGHTS (Cost $0)		367,125

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 3.7%
Federal Home Loan Mortgage Corp.
4.006%, 12/01/26	$101	104,150
6.00%, 08/01/29 - 04/01/33	12,306	12,732,493
8.50%, 01/01/25 - 01/01/25	752	830,212

		13,666,855

Federal National Mortgage Assoc.
2.835%, 01/01/25 (c)	31	31,343
4.657%, 05/01/25 (c)	281	287,644
4.935%, 03/01/17 (c)	653	671,109
5.00%, 09/01/18	3,709	3,777,148
5.50% [TBA]	200	202,688
6.00%, 04/01/12 - 11/01/17	5,899	6,192,507

		11,162,439

Government National Mortgage Assoc.
3.375%, 05/20/24 - 06/20/26 (c)	992	990,926
4.00%, 11/20/29 (c)	966	980,693
4.75%, 07/20/17 - 07/20/24 (c)	197	202,381
6.50%, 04/15/26 - 05/15/32	528	558,565
7.00%, 01/15/24 - 08/15/25	192	205,184
8.00%, 06/20/30 - 01/20/32	3,226	3,505,348
8.50%, 10/15/29 - 01/15/31	999	1,098,036

		7,541,133

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $32,011,743)		32,370,427

U.S. GOVERNMENT AGENCY OBLIGATION – 0.1%
Small Business Investment Cos.
7.31%, 05/10/07 (Cost $574,951)	575	620,387

TOTAL LONG-TERM INVESTMENTS (Cost $276,039,179)		279,265,677

SHORT-TERM INVESTMENTS – 71.9%
Bank Loan – 0.2%
Owens Illinois, Inc.
4.795%, 10/21/04 144A(cost $2,000,000; purchased 06/21/04) (g)	2,000	2,003,334

Certificates of Deposit – 8.1%

Bank of America
1.64%, 11/10/04	17,600	17,599,956
Citibank NA
1.56%, 10/22/04	17,700	17,699,993
1.65%, 11/15/04	100	100,000
1.805%, 12/10/04	8,700	8,699,969
Wells Fargo
1.62%, 10/06/04	17,500	17,500,000
1.78%, 11/12/04	8,600	8,600,000

		70,199,918

Commercial Paper – 27.9%
Altria-Philip Morris Group, Inc.
2.394%, 11/03/04 (c)	3,600	3,600,000
Bank of Ireland
1.785%, 12/08/04 144A(cost $24,218,070; purchased 09/08/04) (h)	24,300	24,216,864
1.785%, 12/09/04 144A(cost $2,391,789; purchased 09/09/04) (h)	2,400	2,391,670
Barclays US Funding
1.855%, 12/21/04	11,700	11,650,564
CDC Corp.
1.48%, 10/05/04 144A(cost $21,796,415; purchased 07/07/04) (h)	21,800	21,796,355
1.67%, 12/10/04 144A(cost $1,594,804; purchased 07/14/04) (h)	1,600	1,594,730
Comcast Corp.
1.94%, 11/15/04 144A(cost $3,990,300; purchased 07/09/04) (h)	4,000	3,990,138
Danske Corp.
1.58%, 10/29/04	1,200	1,198,452
1.645%, 11/19/04	6,200	6,185,424
Delphi Corp.
0.01%, 11/02/04 144A(cost $1,759,914; purchased 08/27/04) (h)	1,760	1,759,913
Fortis Funding
1.93%, 01/25/05 144A(cost $3,478,234; purchased 09/24/04) (h)	3,500	3,476,920
General Electric Capital Corp.
1.80%, 12/15/04	12,400	12,352,880
General Motors Acceptance Corp.
2.495%, 04/05/05	3,760	3,711,270
HBOS Treasury Services PLC
1.625%, 11/02/04	2,200	2,196,769
1.575%, 11/09/04	200	199,653
1.635%, 11/09/04	7,100	7,087,215
1.715%, 11/30/04	17,000	16,950,598
1.725%, 12/01/04	200	199,406
Royal Bank of Scotland PLC
1.63%, 10/25/04	9,400	9,389,615
1.69%, 11/29/04	100	99,718
1.835%, 12/20/04	5,300	5,278,118
Shell Finance PLC
1.685%, 11/24/04	24,300	24,235,405

Stadshypotek Delaware, Inc.
1.585%, 11/08/04 144A(cost $24,359,178; purchased 08/29/04) (h)	24,400	24,358,498
Svenska Handelsbank, Inc.
1.65%, 11/22/04	13,700	13,666,804
1.79%, 12/08/04	12,900	12,855,742
UBS Finance (DE) LLC, Inc.
1.63%, 11/16/04	10,400	10,377,978
1.665%, 11/23/04	8,800	8,778,069
1.69%, 11/29/04	4700	4,686,765
1.735%, 12/03/04	100	99,692
1.765%, 12/07/04	2,700	2,690,999
Westpac Capital Corp.
1.665%, 11/23/04	100	99,751

		241,175,975

U.S. Government Agency Obligations – 31.8%
Federal Home Loan Bank
1.58%, 10/04/04	8,000	7,998,947
1.505%, 10/06/04	8,800	8,798,065
1.49%, 10/08/04	8,000	7,997,682
1.75%, 12/08/04	7,500	7,474,568
Federal Home Loan Mortgage Corp.
1.44%, 10/05/04	6,500	6,498,943
1.45%, 10/05/04	17,800	17,797,084
1.525%, 10/07/04	8,800	8,797,650
1.52%, 10/13/04	1,500	1,499,201
1.53%, 10/18/04	9,400	9,393,095
1.56%, 10/20/04	8,900	8,892,293
1.545%, 10/25/04	9,400	9,390,157
1.79%, 12/14/04	3,200	3,188,192
Federal National Mortgage Assoc.
1.53%, 10/20/04	9,500	9,491,932
1.535%, 10/20/04	2,400	2,397,955
1.565%, 10/20/04	8,800	8,792,355
1.585%, 10/27/04	7,200	7,191,332
1.58%, 11/01/04	17,500	17,474,776
1.69%, 11/08/04	8,900	8,884,123
1.62%, 11/17/04	8,900	8,880,203
1.66%, 11/24/04	4,300	4,288,614
1.67%, 11/24/04	8,800	8,776,699
1.68%, 11/24/04	5,200	5,186,231
1.70%, 12/01/04	8,900	8,872,926
1.72%, 12/01/04	8,900	8,872,926
1.725%, 12/01/04	8,900	8,872,926
2.073%, 12/01/04	5,000	4,977,250
1.752%, 12/08/04	8,900	8,869,820
1.76%, 12/08/04	9,000	8,969,481
1.765%, 12/08/04	8,900	8,869,820

1.79%, 12/15/04	17,700	17,633,803
1.96%, 01/03/05	20,000	19,897,645

		274,926,694

U.S. Treasury Obligations – 2.9%
U.S. Treasury Bills
1.575%, 12/02/04 (k)(n)	3,520	3,510,415
1.535%, 12/16/04 (n)	20,700	20,629,600
1.63%, 12/16/04 (k)(n)	600	597,959

		24,737,974

	Shares
Registered Investment Companies – 1.0%
BlackRock Provident Institutional Funds TempCash Portfolio (j)	4,267,453	4,267,453
BlackRock Provident Institutional Funds TempFund Portfolio (j)	4,267,453	4,267,453

		8,534,906

TOTAL SHORT-TERM INVESTMENTS (Cost $621,609,949)		621,578,801

Total Investments, Before Outstanding Options Written — 104.1% (Cost $897,649,128)		900,844,478

	Number of Contracts/ Swap Notional Amount (000)
OUTSTANDING OPTIONS
WRITTEN
Call Options
Swap 3-Month LIBOR, Strike Price 4.00%, Expires 01/07/05*	50,700	(324,226)
U.S. Treasury Note Futures, Strike Price 115, Expires 11/29/04*	5,600	(18,375)

		(342,601)

Put Options
Swap 3-Month LIBOR, Strike Price 7.00%, Expires 01/07/05*	50,700	(102)
U.S. Treasury Note Futures, Strike Price 109, Expires 11/29/04*	5,600	(8,750)

		(8,852)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium Received $988,157)		(351,453)

Total Investments, Net of Outstanding Options Written - 104.1% (Cost $896,660,971 (p))		900,493,025
Liabilities in Excess of Other Assets — (4.1%)		(35,237,009)

Net Assets — 100.0%		$865,256,016

The following abbreviations are used throughout the Schedule of Investments:

ARM	Adjustable Rate Mortgage Security

BRB	Brady Bond

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NR	Not Rated by Moody’s or Standard & Poor’s

SEK	Swedish Krona

TBA	Security purchased on a forward commitment basis

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $4,178,270. The aggregate value, $4,815,575 represents 0.56% of net assets.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $83,588,703. The aggregate market value of $83,585,088 is approximately 9.66% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.
(j)	Security available to institutional buyers only.
(k)	Securities with an aggregate market value of $4,108,374 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2004:

Number of Contracts	Description	Expiration Month	Contracts Value at Trade Date	Contracts Value at September 30, 2004	Unrealized Appreciation (Depreciation)
Long Positions:
324	Euro-Bobl	Dec 04	$44,732,659	$44,864,634	$131,975
498	Eurodollar	Jun 05	120,971,981	121,038,900	66,919
779	Eurodollar	Sep 05	188,443,225	188,888,025	444,800
874	Eurodollar	Dec 05	210,851,275	211,398,750	547,475

					$1,191,169

(l)	U.S. dollar denominated foreign bonds.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Fund’s investments was $897,649,128; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,195,350 (gross unrealized appreciation - $6,405,519; gross unrealized depreciation - $3,210,169). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Interest rate swap agreements outstanding at September 30, 2004:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.00%. (cost $44,144; purchased on 09/16/04) (g) (2)	Jun 05 EUR	5,300	31,676

Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.25%. (3)	Mar 05 GBP	96,500	(1,020,623)

Receive variable rate payments on the three month STIBOR floating rate and pay fixed rate payments of 4.50%. (cost ($165,874); purchased on 06/02/04) (g) (2)	Jun 08 SEK	254,000	597,472

			$(391,475)

Brokers/Counterparties

(1) Barclays Bank PLC

(2) Merrill Lynch

(3) Morgan Stanley

(4) UBS - Warburg

Credit default swap agreement outstanding at September 30, 2004:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 1.00% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.00% due 03/31/30. (cost $0; purchased 03/11/04) (g) (5)	Mar 05	$3,200	$4,824

Broker/Counterparty

(5) J.P. Morgan Chase & Co.

Foreign currency exchange contracts outstanding at September 30, 2004:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Oct 04	Buy	JPY	951,956,000	$8,624,060	$8,667,655	$43,595

Sale Contracts

Settlement Month	Type		Contracts to Deliver	Exchange For	Contracts at Value	Unrealized Depreciation
Oct 04	Sell	EUR	887,000	$1,076,818	$1,102,257	$(25,439)

AST Money Market Portfolio

Schedule of Investments

September 30, 2004

(Unaudited)

	Principal Amount (000)	Value
COMMERCIAL PAPER – 38.1%
Abbey National America LLC
1.80%, 10/07/04	$56,000	$55,983,200
Banco Bilbao Vizc ARG
1.59%, 10/14/04(cost $36,978,756; purchased 07/21/04) (h)	37,000	36,978,756
CBA (Delaware) Finance
1.87%, 12/23/04	62,500	62,230,538
Den Norske Bank
1.52%, 10/12/04	65,000	64,969,811
Dexia Delaware LLC
1.545%, 10/05/04	69,000	68,988,155
Goldman Sachs Group, Inc.
1.65%, 11/23/04	73,500	73,321,456
HBOS Treasury Services
1.645%, 11/16/04	75,000	74,842,353
Irish Life & Permanent PLC
1.53%, 10/14/04 144A(cost $63,964,640; purchased 07/13/04) (h)	64,000	63,964,640
KBC Financial Products International Ltd.
1.51%, 10/06/04 144A(cost $64,986,368; purchased 07/13/04) (h)	65,000	64,986,368
KFW International Finance
1.23%, 10/15/04 144A(cost $24,988,042; purchased 04/21/04) (h)	25,000	24,988,042
Santander Century Hispanic Financial
2.09%, 03/24/05	60,000	59,393,900
Svenska Handelsbank, Inc.
1.79%, 12/08/04	63,300	63,085,976
Swedish National Housing Finance Corp.
1.52%, 10/15/04 144A(cost $44,973,400; purchased 07/16/04) (h) (Cost $758,706,595)	45,000	44,973,400

		758,706,595

EURO TIME DEPOSITS – 21.9%
Fortis Bank Grand Cayman
1.90%, 10/01/04	90,600	90,600,000
ING Belgium SA NV
1.90%, 10/01/04	90,600	90,600,000
Nordea North America, Inc.
1.90%, 10/01/04	90,600	90,600,000
Rabobank London
1.77%, 10/04/04	61,000	61,000,000

Societe Generale (Canada)
1.90%, 10/01/04	34,600	34,600,000
Southtrust Bank NA
1.875%, 10/01/04 (Cost $434,750,000)	67,350	67,350,000

		434,750,000

CORPORATE OBLIGATIONS – 12.5%
Bank of America
7.875%, 05/16/05	12,000	12,449,584
Lehman Brothers Holdings, Inc.
1.732%, 10/22/04 (c)	41,000	41,039,273
7.75%, 01/15/05	18,000	18,323,762
Marshall & Ilsley Corp.
5.252%, 12/15/04	22,500	22,671,747
National City Bank of Indiana
1.625%, 12/02/04(c)	64,500	64,499,603
U.S. Bank NA
1.597%, 10/23/04(c)	70,000	69,992,910
Wal-Mart Stores
5.006%, 06/01/05 (Cost $247,325,720)	18,000	18,348,841

		247,325,720

CERTIFICATES OF DEPOSIT – 10.7%
American Express Bank
1.68%, 10/12/04	62,500	62,500,000
Discover Bank
1.61%, 10/13/04	75,000	75,000,000
Natexis Banque Populair Corp.
1.714%, 10/18/04(c) (Cost $211,470,683)	74,000	73,970,683

		211,470,683

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 7.0%
Federal Home Loan Mortgage Corp.
1.72%, 12/28/04	72,000	71,697,280
Federal National Mortgage Assoc.
1.87%, 03/02/05 (Cost $138,168,278)	67,000	66,470,998

		138,168,278

PRIVATE PLACEMENTS – 5.3%
American Honda Finance
1.838%, 12/20/04 144A(cost $58,500,000; purchased 09/15/04) (c)(h)	58,500	58,500,000
Northern Rock PLC 1.56%, 10/13/04 144A(cost $45,992,851; purchased 09/23/04) (c)(h)	46,000	45,992,851

(Cost $104,492,851)		104,492,851

YANKEE CERTIFICATES OF DEPOSIT – 1.3%
Sweden Bank
1.413%, 11/03/04 (Cost $24,999,831)	25,000	24,999,831

SOVEREIGN ISSUE – 1.0%
Ontario (Province of)
7.00%, 08/04/05 (Cost $20,011,522)	19,266	20,011,522

	Shares
REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio(j)	25,418	25,418
BlackRock Provident Institutional Funds TempFund Portfolio(j)	25,417	25,417

(Cost $50,835)		50,835

Total Investments — 97.8% (Cost $1,939,976,315)		1,939,976,315
Other Assets in Excess of Liabilities — 2.2%		43,625,823

Net Assets — 100.0%		$1,983,602,138

The following is a breakdown of the money market portfolio by industry classification, as of September 30, 2004. Percentages are based on net assets.

Industry
Banks	33.5%
Euro Time Deposits	21.9
Financial Services	18.5
Certificates of Deposits	10.7
U.S. Government	7.0
Industrial	3.9
Yankee Certificates of Deposits	1.3
Soverign Issues	1.0

97.8
Other Assets in Excess of Liabilities	2.2

100.0%

The following annotations are used throughout the Schedule of Investments:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $340,384,057. The aggregate market value of $340,384,057 is approximately 17.16% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.
(j)	Security available to institutional buyers only.

Notes to the Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or of there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Skandia Trust

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Assistant Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath
President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.